UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-6440

Fidelity Aberdeen Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2016

Item 1.

Reports to Stockholders

Fidelity Freedom® Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 Semi-Annual Report September 30, 2016

Contents

Note to Shareholders
Fidelity Freedom® Income Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2005 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2010 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2015 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2020 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2025 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2030 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2035 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2040 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2045 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2050 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2055 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2060 Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders

In July 2016, the Board of Trustees approved a new pricing structure for the Freedom Funds. Fund shareholders of record on August 29, 2016 have been asked to vote on the proposal. If approved by shareholders, the proposal will reduce the overall expenses that Freedom Fund shareholders pay (relative to the funds’ expenses as of March 31, 2016), and provide for less fluctuation in fund expenses. Under the new structure, each Freedom Fund will charge shareholders for all of its operating expenses directly, and most expenses that are currently charged by the underlying funds in which the Freedom Funds invest will be eliminated.

The note above is not a solicitation of any proxy. More detailed information is contained in the proxy statement.

Fidelity Freedom® Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	37.5	38.8
Fidelity Series Government Money Market Fund 0.29%	17.2	0.0
Fidelity Series Short-Term Credit Fund	9.1	8.9
Fidelity Series Emerging Markets Fund	4.8	4.4
Fidelity Series Inflation-Protected Bond Index Fund	3.9	3.8
Fidelity Series High Income Fund	3.2	3.0
Fidelity Series Equity-Income Fund	2.5	2.6
Fidelity Series International Value Fund	2.5	2.0
Fidelity Series International Growth Fund	2.4	2.1
Fidelity Series Growth Company Fund	2.1	2.4
	85.2	68.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	17.4%
International Equity Funds	10.3%
Bond Funds	46.0%
Short-Term Funds	26.3%

Six months ago
Domestic Equity Funds	18.5%
International Equity Funds	9.0%
Bond Funds	47.0%
Short-Term Funds	25.5%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Income Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 17.4%
	Shares	Value
Fidelity Series 100 Index Fund (a)	846,121	$12,082,606
Fidelity Series 1000 Value Index Fund (a)	681,367	7,610,867
Fidelity Series All-Sector Equity Fund (a)	1,789,340	24,030,830
Fidelity Series Blue Chip Growth Fund (a)	2,382,441	27,946,030
Fidelity Series Commodity Strategy Fund (a)(b)	6,415,224	33,936,536
Fidelity Series Equity-Income Fund (a)	4,485,229	55,482,281
Fidelity Series Growth & Income Fund (a)	3,051,706	40,862,349
Fidelity Series Growth Company Fund (a)	3,481,476	46,686,594
Fidelity Series Intrinsic Opportunities Fund (a)	2,280,111	34,270,073
Fidelity Series Opportunistic Insights Fund (a)	1,764,985	27,004,278
Fidelity Series Real Estate Equity Fund (a)	354,657	4,883,620
Fidelity Series Small Cap Discovery Fund (a)	698,638	7,363,648
Fidelity Series Small Cap Opportunities Fund (a)	1,678,113	22,067,188
Fidelity Series Stock Selector Large Cap Value Fund (a)	3,050,167	35,961,463
TOTAL DOMESTIC EQUITY FUNDS
(Cost $313,059,784)		380,188,363

International Equity Funds - 10.3%
Fidelity Series Emerging Markets Fund (a)	6,298,799	105,945,793
Fidelity Series International Growth Fund (a)	3,824,145	53,538,025
Fidelity Series International Small Cap Fund (a)	790,112	12,302,041
Fidelity Series International Value Fund (a)	5,670,213	53,753,616
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $198,343,517)		225,539,475

Bond Funds - 46.0%
Fidelity Series Emerging Markets Debt Fund (a)	1,426,938	14,783,075
Fidelity Series Floating Rate High Income Fund (a)	587,729	5,536,405
Fidelity Series High Income Fund (a)	7,476,533	69,980,350
Fidelity Series Inflation-Protected Bond Index Fund (a)	8,406,675	84,655,220
Fidelity Series Investment Grade Bond Fund (a)	70,651,345	819,555,605
Fidelity Series Long-Term Treasury Bond Index Fund (a)	86,863	838,225
Fidelity Series Real Estate Income Fund (a)	968,335	10,864,714
TOTAL BOND FUNDS
(Cost $943,238,585)		1,006,213,594

Short-Term Funds - 26.3%
Fidelity Series Government Money Market Fund 0.29% (a)(c)	374,652,989	374,652,989
Fidelity Series Short-Term Credit Fund (a)	19,833,261	198,927,607
TOTAL SHORT-TERM FUNDS
(Cost $572,693,224)		573,580,596
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,027,335,110)		2,185,522,028
NET OTHER ASSETS (LIABILITIES) - 0.0%		263
NET ASSETS - 100%		$2,185,522,291

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Institutional Class 0.59%	$361,804,933	$7,185,854	$368,990,787	$158,724	$--
Fidelity Series 100 Index Fund	13,381,328	113,850	2,185,001	--	12,082,606
Fidelity Series 1000 Value Index Fund	7,536,729	209,431	723,009	--	7,610,867
Fidelity Series All-Sector Equity Fund	42,190,365	308,197	21,023,130	--	24,030,830
Fidelity Series Blue Chip Growth Fund	29,248,682	282,386	3,797,852	51,949	27,946,030
Fidelity Series Commodity Strategy Fund	26,814,515	6,536,489	1,426,463	--	33,936,536
Fidelity Series Emerging Markets Debt Fund	13,717,841	491,337	670,145	391,561	14,783,075
Fidelity Series Emerging Markets Fund	96,622,467	977,568	3,954,499	--	105,945,793
Fidelity Series Equity-Income Fund	56,664,913	992,514	6,362,799	488,734	55,482,281
Fidelity Series Floating Rate High Income Fund	5,418,638	161,164	305,189	119,628	5,536,405
Fidelity Series Government Money Market Fund 0.29%	--	385,610,736	10,957,747	349,448	374,652,989
Fidelity Series Growth & Income Fund	43,465,994	749,462	6,517,150	353,001	40,862,349
Fidelity Series Growth Company Fund	52,047,879	--	9,944,055	--	46,686,594
Fidelity Series High Income Fund	66,012,169	1,905,266	3,124,879	1,905,285	69,980,350
Fidelity Series Inflation-Protected Bond Index Fund	82,864,420	4,257,198	4,051,054	35,468	84,655,220
Fidelity Series International Growth Fund	44,489,196	10,546,374	3,940,899	--	53,538,025
Fidelity Series International Small Cap Fund	11,162,200	2,298,765	1,533,661	--	12,302,041
Fidelity Series International Value Fund	44,139,893	11,889,360	4,240,410	--	53,753,616
Fidelity Series Intrinsic Opportunities Fund	33,163,750	491,364	1,408,201	233,071	34,270,073
Fidelity Series Investment Grade Bond Fund	847,712,225	17,540,282	67,658,660	10,260,149	819,555,605
Fidelity Series Long-Term Treasury Bond Index Fund	--	909,559	40,458	3,667	838,225
Fidelity Series Opportunistic Insights Fund	28,245,045	220,467	2,830,280	--	27,004,278
Fidelity Series Real Estate Equity Fund	5,209,839	298,999	517,435	44,105	4,883,620
Fidelity Series Real Estate Income Fund	10,578,572	746,915	792,441	265,313	10,864,714
Fidelity Series Short-Term Credit Fund	194,899,180	13,024,263	9,785,336	962,106	198,927,607
Fidelity Series Small Cap Discovery Fund	7,366,759	69,195	477,300	9,354	7,363,648
Fidelity Series Small Cap Opportunities Fund	22,720,796	234,692	2,750,922	56,209	22,067,188
Fidelity Series Stock Selector Large Cap Value Fund	37,527,034	487,034	4,476,536	--	35,961,463
Total	$2,185,005,362	$468,538,721	$544,486,298	$15,687,772	$2,185,522,028

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Income Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $2,027,335,110) — See accompanying schedule		$2,185,522,028
Cash		15
Receivable for investments sold		5,544,518
Receivable for fund shares sold		1,357,590
Total assets		2,192,424,151
Liabilities
Payable for investments purchased	$4,858,567
Payable for fund shares redeemed	2,043,293
Total liabilities		6,901,860
Net Assets		$2,185,522,291
Net Assets consist of:
Paid in capital		$2,018,052,689
Undistributed net investment income		2,928,323
Accumulated undistributed net realized gain (loss) on investments		6,354,361
Net unrealized appreciation (depreciation) on investments		158,186,918
Net Assets, for 188,648,052 shares outstanding		$2,185,522,291
Net Asset Value, offering price and redemption price per share ($2,185,522,291 ÷ 188,648,052 shares)		$11.59

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$15,687,772
Expenses
Independent trustees' fees and expenses	$4,913
Total expenses before reductions	4,913
Expense reductions	(4,913)	–
Net investment income (loss)		15,687,772
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	10,122,878
Capital gain distributions from underlying funds	407,124
Total net realized gain (loss)		10,530,002
Change in net unrealized appreciation (depreciation) on underlying funds		66,341,359
Net gain (loss)		76,871,361
Net increase (decrease) in net assets resulting from operations		$92,559,133

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,687,772	$42,955,658
Net realized gain (loss)	10,530,002	34,989,521
Change in net unrealized appreciation (depreciation)	66,341,359	(91,022,412)
Net increase (decrease) in net assets resulting from operations	92,559,133	(13,077,233)
Distributions to shareholders from net investment income	(15,863,903)	(43,111,926)
Distributions to shareholders from net realized gain	(14,926,030)	(44,541,931)
Total distributions	(30,789,933)	(87,653,857)
Share transactions
Proceeds from sales of shares	143,994,860	340,518,385
Reinvestment of distributions	30,170,562	86,153,088
Cost of shares redeemed	(235,406,179)	(624,794,718)
Net increase (decrease) in net assets resulting from share transactions	(61,240,757)	(198,123,245)
Total increase (decrease) in net assets	528,443	(298,854,335)
Net Assets
Beginning of period	2,184,993,848	2,483,848,183
End of period	$2,185,522,291	$2,184,993,848
Other Information
Undistributed net investment income end of period	$2,928,323	$3,104,454
Shares
Sold	12,615,456	29,980,171
Issued in reinvestment of distributions	2,670,990	7,584,354
Redeemed	(20,642,373)	(54,997,625)
Net increase (decrease)	(5,355,927)	(17,433,100)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Income Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.26	$11.75	$11.86	$11.91	$11.60	$11.48
Income from Investment Operations
Net investment income (loss)A	.08	.21	.21	.16	.15	.18
Net realized and unrealized gain (loss)	.41	(.27)	.28	.30	.40	.21
Total from investment operations	.49	(.06)	.49	.46	.55	.39
Distributions from net investment income	(.08)	(.21)	(.20)	(.16)	(.16)	(.19)
Distributions from net realized gain	(.08)	(.22)	(.40)	(.35)	(.08)	(.08)
Total distributions	(.16)	(.43)	(.60)	(.51)	(.24)	(.27)
Net asset value, end of period	$11.59	$11.26	$11.75	$11.86	$11.91	$11.60
Total ReturnB,C	4.40%	(.45)%	4.31%	3.95%	4.79%	3.47%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	-%	-%	-%	-%	-%
Expenses net of all reductions	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	1.44%G	1.86%	1.77%	1.37%	1.32%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$2,185,522	$2,184,994	$2,483,848	$1,935,210	$2,191,666	$2,383,705
Portfolio turnover rateD	43%G	20%	26%H	31%	14%	20%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	33.3	34.5
Fidelity Series Government Money Market Fund 0.29%	12.4	0.0
Fidelity Series Short-Term Credit Fund	6.6	6.1
Fidelity Series Emerging Markets Fund	6.0	5.5
Fidelity Series Equity-Income Fund	3.9	3.9
Fidelity Series International Value Fund	3.7	3.3
Fidelity Series International Growth Fund	3.7	3.4
Fidelity Series Inflation-Protected Bond Index Fund	3.4	3.3
Fidelity Series Growth Company Fund	3.3	3.6
Fidelity Series High Income Fund	3.1	3.0
	79.4	66.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	25.6%
International Equity Funds	14.2%
Bond Funds	41.2%
Short-Term Funds	19.0%

Six months ago
Domestic Equity Funds	27.4%
International Equity Funds	13.0%
Bond Funds	42.1%
Short-Term Funds	17.5%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® 2005 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 25.6%
	Shares	Value
Fidelity Series 100 Index Fund (a)	350,242	$5,001,451
Fidelity Series 1000 Value Index Fund (a)	283,212	3,163,479
Fidelity Series All-Sector Equity Fund (a)	702,319	9,432,143
Fidelity Series Blue Chip Growth Fund (a)	983,505	11,536,519
Fidelity Series Commodity Strategy Fund (a)(b)	1,806,460	9,556,173
Fidelity Series Equity-Income Fund (a)	1,856,606	22,966,212
Fidelity Series Growth & Income Fund (a)	1,259,345	16,862,626
Fidelity Series Growth Company Fund (a)	1,463,053	19,619,539
Fidelity Series Intrinsic Opportunities Fund (a)	943,299	14,177,789
Fidelity Series Opportunistic Insights Fund (a)	728,643	11,148,241
Fidelity Series Real Estate Equity Fund (a)	142,170	1,957,686
Fidelity Series Small Cap Discovery Fund (a)	284,706	3,000,804
Fidelity Series Small Cap Opportunities Fund (a)	692,943	9,112,196
Fidelity Series Stock Selector Large Cap Value Fund (a)	1,253,893	14,783,397
TOTAL DOMESTIC EQUITY FUNDS
(Cost $134,340,584)		152,318,255

International Equity Funds - 14.2%
Fidelity Series Emerging Markets Fund (a)	2,122,883	35,706,886
Fidelity Series International Growth Fund (a)	1,547,242	21,661,388
Fidelity Series International Small Cap Fund (a)	319,691	4,977,584
Fidelity Series International Value Fund (a)	2,294,179	21,748,818
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $79,069,455)		84,094,676

Bond Funds - 41.2%
Fidelity Series Emerging Markets Debt Fund (a)	386,595	4,005,121
Fidelity Series Floating Rate High Income Fund (a)	159,018	1,497,949
Fidelity Series High Income Fund (a)	1,951,104	18,262,330
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,010,027	20,240,973
Fidelity Series Investment Grade Bond Fund (a)	17,035,867	197,616,056
Fidelity Series Long-Term Treasury Bond Index Fund (a)	21,062	203,252
Fidelity Series Real Estate Income Fund (a)	263,820	2,960,062
TOTAL BOND FUNDS
(Cost $243,524,729)		244,785,743

Short-Term Funds - 19.0%
Fidelity Series Government Money Market Fund 0.29% (a)(c)	73,724,410	73,724,410
Fidelity Series Short-Term Credit Fund (a)	3,885,794	38,974,515
TOTAL SHORT-TERM FUNDS
(Cost $112,535,774)		112,698,925
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $569,470,542)		593,897,599
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2)
NET ASSETS - 100%		$593,897,597

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Institutional Class 0.59%	$65,892,539	$2,322,591	$68,215,130	$29,256	$--
Fidelity Series 100 Index Fund	5,365,127	199,331	881,814	--	5,001,451
Fidelity Series 1000 Value Index Fund	3,021,695	235,251	334,340	--	3,163,479
Fidelity Series All-Sector Equity Fund	16,915,125	481,996	9,015,282	--	9,432,143
Fidelity Series Blue Chip Growth Fund	11,726,340	444,586	1,555,764	21,372	11,536,519
Fidelity Series Commodity Strategy Fund	7,120,211	2,401,168	510,212	--	9,556,173
Fidelity Series Emerging Markets Debt Fund	3,664,088	227,930	223,519	105,847	4,005,121
Fidelity Series Emerging Markets Fund	31,847,587	1,469,157	1,783,057	--	35,706,886
Fidelity Series Equity-Income Fund	22,718,658	1,039,788	2,506,219	198,722	22,966,212
Fidelity Series Floating Rate High Income Fund	1,436,893	82,744	91,806	32,203	1,497,949
Fidelity Series Government Money Market Fund 0.29%	--	76,751,764	3,027,354	67,260	73,724,410
Fidelity Series Growth & Income Fund	17,427,013	786,853	2,652,393	142,783	16,862,626
Fidelity Series Growth Company Fund	20,895,964	30,787	3,204,227	--	19,619,539
Fidelity Series High Income Fund	17,336,181	585,403	1,025,344	501,301	18,262,330
Fidelity Series Inflation-Protected Bond Index Fund	19,260,452	1,839,033	1,235,192	8,406	20,240,973
Fidelity Series International Growth Fund	19,580,892	3,044,302	2,000,627	--	21,661,388
Fidelity Series International Small Cap Fund	4,823,384	616,683	625,720	--	4,977,584
Fidelity Series International Value Fund	19,429,842	3,631,081	2,134,641	--	21,748,818
Fidelity Series Intrinsic Opportunities Fund	13,249,891	569,647	471,041	96,197	14,177,789
Fidelity Series Investment Grade Bond Fund	200,158,154	9,577,312	17,356,087	2,449,721	197,616,055
Fidelity Series Long-Term Treasury Bond Index Fund	--	222,723	11,988	886	203,252
Fidelity Series Opportunistic Insights Fund	11,324,594	403,569	1,146,687	--	11,148,241
Fidelity Series Real Estate Equity Fund	2,088,673	200,939	291,882	17,913	1,957,686
Fidelity Series Real Estate Income Fund	2,839,983	277,083	247,570	72,028	2,960,062
Fidelity Series Short-Term Credit Fund	35,463,434	5,743,030	2,379,688	182,804	38,974,515
Fidelity Series Small Cap Discovery Fund	2,985,525	113,909	264,697	3,801	3,000,804
Fidelity Series Small Cap Opportunities Fund	9,109,662	344,047	1,110,348	23,155	9,112,196
Fidelity Series Stock Selector Large Cap Value Fund	15,046,600	565,378	1,819,548	--	14,783,398
Total	$580,728,507	$114,208,085	$126,122,177	$3,953,655	$593,897,599

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $569,470,542) — See accompanying schedule		$593,897,599
Receivable for investments sold		2,130,650
Receivable for fund shares sold		430,897
Total assets		596,459,146
Liabilities
Payable for investments purchased	$2,328,870
Payable for fund shares redeemed	232,679
Total liabilities		2,561,549
Net Assets		$593,897,597
Net Assets consist of:
Paid in capital		$567,361,653
Undistributed net investment income		3,934,624
Accumulated undistributed net realized gain (loss) on investments		(1,825,737)
Net unrealized appreciation (depreciation) on investments		24,427,057
Net Assets, for 49,032,225 shares outstanding		$593,897,597
Net Asset Value, offering price and redemption price per share ($593,897,597 ÷ 49,032,225 shares)		$12.11

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$3,953,655
Expenses
Independent trustees' fees and expenses	$1,321
Total expenses before reductions	1,321
Expense reductions	(1,321)	–
Net investment income (loss)		3,953,655
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	638,825
Capital gain distributions from underlying funds	147,656
Total net realized gain (loss)		786,481
Change in net unrealized appreciation (depreciation) on underlying funds		24,444,350
Net gain (loss)		25,230,831
Net increase (decrease) in net assets resulting from operations		$29,184,486

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,953,655	$11,270,613
Net realized gain (loss)	786,481	9,014,948
Change in net unrealized appreciation (depreciation)	24,444,350	(27,042,171)
Net increase (decrease) in net assets resulting from operations	29,184,486	(6,756,610)
Distributions to shareholders from net investment income	(1,877,895)	(11,241,531)
Distributions to shareholders from net realized gain	(4,695,326)	(11,940,080)
Total distributions	(6,573,221)	(23,181,611)
Share transactions
Proceeds from sales of shares	51,122,505	93,826,166
Reinvestment of distributions	6,519,990	23,010,988
Cost of shares redeemed	(67,082,632)	(145,895,309)
Net increase (decrease) in net assets resulting from share transactions	(9,440,137)	(29,058,155)
Total increase (decrease) in net assets	13,171,128	(58,996,376)
Net Assets
Beginning of period	580,726,469	639,722,845
End of period	$593,897,597	$580,726,469
Other Information
Undistributed net investment income end of period	$3,934,624	$1,858,864
Shares
Sold	4,316,875	7,967,595
Issued in reinvestment of distributions	563,527	1,953,066
Redeemed	(5,649,555)	(12,384,046)
Net increase (decrease)	(769,153)	(2,463,385)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom 2005 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.66	$12.24	$12.01	$11.53	$11.11	$11.13
Income from Investment Operations
Net investment income (loss)A	.08	.22	.22	.16	.15	.17
Net realized and unrealized gain (loss)	.50	(.34)	.40	.58	.51	.12
Total from investment operations	.58	(.12)	.62	.74	.66	.29
Distributions from net investment income	(.04)	(.22)	(.23)	(.15)	(.17)	(.18)
Distributions from net realized gain	(.10)	(.23)	(.17)	(.10)	(.07)	(.13)
Total distributions	(.13)B	(.46)C	(.39)D	(.26)E	(.24)	(.31)
Net asset value, end of period	$12.11	$11.66	$12.24	$12.01	$11.53	$11.11
Total ReturnF,G	5.05%	(1.01)%	5.26%	6.43%	5.99%	2.76%
Ratios to Average Net AssetsH,I
Expenses before reductionsJ	- %K	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %K	-%	-%	-%	-%	-%
Expenses net of all reductions	- %K	-%	-%	-%	-%	-%
Net investment income (loss)	1.34%K	1.87%	1.79%	1.38%	1.38%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$593,898	$580,726	$639,723	$668,987	$704,183	$797,849
Portfolio turnover rateH	39%K	22%	23%	44%	22%	29%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.13 per share is comprised of distributions from net investment income of $.038 and distributions from net realized gain of $.095 per share.

 C Total distributions of $.46 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $.234 per share.

 D Total distributions of $.39 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $.168 per share.

 E Total distributions of $.26 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.103 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 J Amount represents less than .005%.

 K Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	29.8	31.4
Fidelity Series Government Money Market Fund 0.29%	9.1	0.0
Fidelity Series Emerging Markets Fund	6.9	6.3
Fidelity Series Equity-Income Fund	4.8	4.8
Fidelity Series Short-Term Credit Fund	4.8	4.2
Fidelity Series International Value Fund	4.6	4.3
Fidelity Series International Growth Fund	4.6	4.3
Fidelity Series Growth Company Fund	4.2	4.5
Fidelity Series Growth & Income Fund	3.6	3.7
Fidelity Series High Income Fund	3.1	3.0
	75.5	66.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	31.8%
International Equity Funds	17.1%
Bond Funds	37.2%
Short-Term Funds	13.9%

Six months ago
Domestic Equity Funds	33.6%
International Equity Funds	16.0%
Bond Funds	38.4%
Short-Term Funds	12.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® 2010 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 31.8%
	Shares	Value
Fidelity Series 100 Index Fund (a)	3,140,558	$44,847,164
Fidelity Series 1000 Value Index Fund (a)	2,843,785	31,765,080
Fidelity Series All-Sector Equity Fund (a)	6,297,538	84,575,933
Fidelity Series Blue Chip Growth Fund (a)	8,933,175	104,786,143
Fidelity Series Commodity Strategy Fund (a)(b)	12,892,270	68,200,106
Fidelity Series Equity-Income Fund (a)	16,551,799	204,745,749
Fidelity Series Growth & Income Fund (a)	11,397,770	152,616,139
Fidelity Series Growth Company Fund (a)	13,236,587	177,502,629
Fidelity Series Intrinsic Opportunities Fund (a)	8,357,415	125,611,954
Fidelity Series Opportunistic Insights Fund (a)	6,470,768	99,002,751
Fidelity Series Real Estate Equity Fund (a)	1,265,344	17,423,786
Fidelity Series Small Cap Discovery Fund (a)	2,489,852	26,243,042
Fidelity Series Small Cap Opportunities Fund (a)	6,194,113	81,452,591
Fidelity Series Stock Selector Large Cap Value Fund (a)	11,189,431	131,923,386
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,129,553,935)		1,350,696,453

International Equity Funds - 17.1%
Fidelity Series Emerging Markets Fund (a)	17,356,756	291,940,636
Fidelity Series International Growth Fund (a)	13,808,144	193,314,020
Fidelity Series International Small Cap Fund (a)	2,853,347	44,426,620
Fidelity Series International Value Fund (a)	20,474,192	194,095,341
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $666,831,587)		723,776,617

Bond Funds - 37.2%
Fidelity Series Emerging Markets Debt Fund (a)	2,784,974	28,852,329
Fidelity Series Floating Rate High Income Fund (a)	1,135,487	10,696,288
Fidelity Series High Income Fund (a)	14,255,745	133,433,772
Fidelity Series Inflation-Protected Bond Index Fund (a)	11,671,379	117,530,782
Fidelity Series Investment Grade Bond Fund (a)	109,032,190	1,264,773,400
Fidelity Series Long-Term Treasury Bond Index Fund (a)	133,389	1,287,201
Fidelity Series Real Estate Income Fund (a)	1,894,899	21,260,770
TOTAL BOND FUNDS
(Cost $1,566,220,300)		1,577,834,542

Short-Term Funds - 13.9%
Fidelity Series Government Money Market Fund 0.29% (a)(c)	387,627,563	387,627,563
Fidelity Series Short-Term Credit Fund (a)	20,221,537	202,822,019
TOTAL SHORT-TERM FUNDS
(Cost $589,643,683)		590,449,582
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $3,952,249,505)		4,242,757,194
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,119)
NET ASSETS - 100%		$4,242,755,075

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Institutional Class 0.59%	$333,794,019	$27,558,867	$361,352,886	$152,237	$--
Fidelity Series 100 Index Fund	48,848,820	205,061	7,046,382	--	44,847,164
Fidelity Series 1000 Value Index Fund	27,512,386	5,092,628	2,971,514	--	31,765,080
Fidelity Series All-Sector Equity Fund	154,011,522	659,638	79,497,471	--	84,575,933
Fidelity Series Blue Chip Growth Fund	106,766,081	502,181	10,641,011	189,795	104,786,143
Fidelity Series Commodity Strategy Fund	52,237,192	15,821,129	3,869,356	--	68,200,106
Fidelity Series Emerging Markets Debt Fund	27,178,382	838,713	1,616,056	771,411	28,852,329
Fidelity Series Emerging Markets Fund	269,058,869	3,763,849	15,097,724	--	291,940,636
Fidelity Series Equity-Income Fund	206,852,207	2,419,372	19,850,996	1,789,548	204,745,749
Fidelity Series Floating Rate High Income Fund	10,436,653	420,120	665,739	231,361	10,696,288
Fidelity Series Government Money Market Fund 0.29%	--	404,332,437	16,704,874	352,904	387,627,563
Fidelity Series Growth & Income Fund	158,669,435	1,970,705	19,647,327	1,292,948	152,616,139
Fidelity Series Growth Company Fund	190,226,232	--	29,884,064	--	177,502,629
Fidelity Series High Income Fund	127,505,770	3,665,614	7,724,270	3,665,670	133,433,772
Fidelity Series Inflation-Protected Bond Index Fund	114,095,136	8,435,317	7,189,985	49,078	117,530,782
Fidelity Series International Growth Fund	184,198,204	17,638,527	17,880,479	--	193,314,020
Fidelity Series International Small Cap Fund	45,080,936	3,218,928	5,319,448	--	44,426,620
Fidelity Series International Value Fund	182,795,955	23,088,870	19,150,946	--	194,095,341
Fidelity Series Intrinsic Opportunities Fund	119,860,088	1,211,880	2,877,020	854,744	125,611,954
Fidelity Series Investment Grade Bond Fund	1,342,465,122	20,777,777	132,527,617	15,902,683	1,264,773,400
Fidelity Series Long-Term Treasury Bond Index Fund	--	1,419,265	83,997	5,601	1,287,201
Fidelity Series Opportunistic Insights Fund	103,110,321	302,777	9,453,583	--	99,002,751
Fidelity Series Real Estate Equity Fund	19,018,140	1,076,201	2,321,997	159,267	17,423,786
Fidelity Series Real Estate Income Fund	21,066,095	1,371,334	1,836,262	524,757	21,260,770
Fidelity Series Short-Term Credit Fund	179,323,503	35,241,502	12,521,000	956,573	202,822,019
Fidelity Series Small Cap Discovery Fund	27,125,610	177,420	2,534,636	34,121	26,243,042
Fidelity Series Small Cap Opportunities Fund	82,937,621	450,754	8,785,300	205,591	81,452,591
Fidelity Series Stock Selector Large Cap Value Fund	136,996,500	435,100	14,395,383	--	131,923,386
Total	$4,271,170,799	$582,095,966	$813,447,323	$27,138,289	$4,242,757,194

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $3,952,249,505) — See accompanying schedule		$4,242,757,194
Receivable for investments sold		22,572,443
Receivable for fund shares sold		1,525,202
Other receivables		69,344
Total assets		4,266,924,183
Liabilities
Payable for investments purchased	$13,163,279
Payable for fund shares redeemed	10,936,488
Other payables and accrued expenses	69,341
Total liabilities		24,169,108
Net Assets		$4,242,755,075
Net Assets consist of:
Paid in capital		$3,924,897,547
Undistributed net investment income		26,989,258
Accumulated undistributed net realized gain (loss) on investments		360,581
Net unrealized appreciation (depreciation) on investments		290,507,689
Net Assets, for 276,331,654 shares outstanding		$4,242,755,075
Net Asset Value, offering price and redemption price per share ($4,242,755,075 ÷ 276,331,654 shares)		$15.35

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$27,138,289
Expenses
Independent trustees' fees and expenses	$9,593
Total expenses before reductions	9,593
Expense reductions	(9,593)	–
Net investment income (loss)		27,138,289
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	13,614,116
Capital gain distributions from underlying funds	1,244,636
Total net realized gain (loss)		14,858,752
Change in net unrealized appreciation (depreciation) on underlying funds		189,323,632
Net gain (loss)		204,182,384
Net increase (decrease) in net assets resulting from operations		$231,320,673

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$27,138,289	$84,856,074
Net realized gain (loss)	14,858,752	109,780,832
Change in net unrealized appreciation (depreciation)	189,323,632	(268,430,453)
Net increase (decrease) in net assets resulting from operations	231,320,673	(73,793,547)
Distributions to shareholders from net investment income	(12,293,316)	(85,567,414)
Distributions to shareholders from net realized gain	(46,600,240)	(148,122,283)
Total distributions	(58,893,556)	(233,689,697)
Share transactions
Proceeds from sales of shares	205,506,809	515,188,222
Reinvestment of distributions	58,128,529	230,831,705
Cost of shares redeemed	(464,458,011)	(1,107,976,208)
Net increase (decrease) in net assets resulting from share transactions	(200,822,673)	(361,956,281)
Total increase (decrease) in net assets	(28,395,556)	(669,439,525)
Net Assets
Beginning of period	4,271,150,631	4,940,590,156
End of period	$4,242,755,075	$4,271,150,631
Other Information
Undistributed net investment income end of period	$26,989,258	$12,144,285
Shares
Sold	13,701,842	34,147,494
Issued in reinvestment of distributions	3,986,868	15,340,249
Redeemed	(31,000,528)	(73,632,012)
Net increase (decrease)	(13,311,818)	(24,144,269)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom 2010 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.75	$15.75	$15.51	$14.67	$13.99	$14.05
Income from Investment Operations
Net investment income (loss)A	.10	.28	.28	.22	.22	.23
Net realized and unrealized gain (loss)	.71	(.50)	.62	.99	.80	.17
Total from investment operations	.81	(.22)	.90	1.21	1.02	.40
Distributions from net investment income	(.04)	(.29)	(.29)	(.21)	(.24)	(.26)
Distributions from net realized gain	(.16)	(.49)	(.36)	(.16)	(.10)	(.20)
Total distributions	(.21)B	(.78)	(.66)C	(.37)	(.34)	(.46)
Net asset value, end of period	$15.35	$14.75	$15.75	$15.51	$14.67	$13.99
Total ReturnD,E	5.54%	(1.42)%	5.91%	8.31%	7.43%	3.01%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	- %I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I	-%	-%	-%	-%	-%
Expenses net of all reductions	- %I	-%	-%	-%	-%	-%
Net investment income (loss)	1.27%I	1.86%	1.81%	1.43%	1.54%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$4,242,755	$4,271,151	$4,940,590	$5,419,921	$5,879,292	$7,060,086
Portfolio turnover rateF	27%I	17%	18%	35%	19%	18%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.21 per share is comprised of distributions from net investment income of $.043 and distributions from net realized gain of $.163 per share.

 C Total distributions of $.66 per share is comprised of distributions from net investment income of $.294 and distributions from net realized gain of $.361 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 H Amount represents less than .005%.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	26.2	28.5
Fidelity Series Emerging Markets Fund	7.5	6.9
Fidelity Series Government Money Market Fund 0.29%	6.1	0.0
Fidelity Series Equity-Income Fund	5.8	5.7
Fidelity Series International Value Fund	5.5	5.2
Fidelity Series International Growth Fund	5.5	5.2
Fidelity Series Growth Company Fund	5.1	5.3
Fidelity Series Growth & Income Fund	4.4	4.4
Fidelity Series Stock Selector Large Cap Value Fund	3.7	3.8
Fidelity Series Intrinsic Opportunities Fund	3.5	3.3
	73.3	68.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	38.3%
International Equity Funds	19.7%
Bond Funds	32.7%
Short-Term Funds	9.3%

Six months ago
Domestic Equity Funds	39.7%
International Equity Funds	18.6%
Bond Funds	34.7%
Short-Term Funds	7.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® 2015 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 38.3%
	Shares	Value
Fidelity Series 100 Index Fund (a)	4,772,336	$68,148,952
Fidelity Series 1000 Value Index Fund (a)	5,400,505	60,323,642
Fidelity Series All-Sector Equity Fund (a)	9,569,630	128,520,130
Fidelity Series Blue Chip Growth Fund (a)	13,522,997	158,624,753
Fidelity Series Commodity Strategy Fund (a)(b)	16,831,590	89,039,110
Fidelity Series Equity-Income Fund (a)	24,900,801	308,022,905
Fidelity Series Growth & Income Fund (a)	17,376,438	232,670,498
Fidelity Series Growth Company Fund (a)	20,178,651	270,595,704
Fidelity Series Intrinsic Opportunities Fund (a)	12,535,421	188,407,371
Fidelity Series Opportunistic Insights Fund (a)	9,739,084	149,007,992
Fidelity Series Real Estate Equity Fund (a)	1,921,015	26,452,374
Fidelity Series Small Cap Discovery Fund (a)	3,774,738	39,785,742
Fidelity Series Small Cap Opportunities Fund (a)	9,303,329	122,338,770
Fidelity Series Stock Selector Large Cap Value Fund (a)	16,994,191	200,361,516
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,685,728,294)		2,042,299,459

International Equity Funds - 19.7%
Fidelity Series Emerging Markets Fund (a)	23,712,514	398,844,487
Fidelity Series International Growth Fund (a)	20,924,223	292,939,125
Fidelity Series International Small Cap Fund (a)	4,323,393	67,315,226
Fidelity Series International Value Fund (a)	31,025,057	294,117,540
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $947,391,319)		1,053,216,378

Bond Funds - 32.7%
Fidelity Series Emerging Markets Debt Fund (a)	3,507,684	36,339,604
Fidelity Series Floating Rate High Income Fund (a)	1,421,535	13,390,863
Fidelity Series High Income Fund (a)	17,783,684	166,455,278
Fidelity Series Inflation-Protected Bond Index Fund (a)	10,399,584	104,723,814
Fidelity Series Investment Grade Bond Fund (a)	120,622,281	1,399,218,464
Fidelity Series Long-Term Treasury Bond Index Fund (a)	147,093	1,419,446
Fidelity Series Real Estate Income Fund (a)	2,390,011	26,815,924
TOTAL BOND FUNDS
(Cost $1,699,758,485)		1,748,363,393

Short-Term Funds - 9.3%
Fidelity Series Government Money Market Fund 0.29% (a)(c)	328,355,414	328,355,414
Fidelity Series Short-Term Credit Fund (a)	16,903,628	169,543,387
TOTAL SHORT-TERM FUNDS
(Cost $497,266,680)		497,898,801
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $4,830,144,778)		5,341,778,031
NET OTHER ASSETS (LIABILITIES) - 0.0%		(21,456)
NET ASSETS - 100%		$5,341,756,575

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Institutional Class 0.59%	$245,979,946	$53,741,082	$299,721,029	$120,016	$--
Fidelity Series 100 Index Fund	72,776,140	483,683	9,362,450	--	68,148,952
Fidelity Series 1000 Value Index Fund	40,989,673	20,434,775	4,262,133	--	60,323,642
Fidelity Series All-Sector Equity Fund	229,453,074	1,256,262	116,244,903	--	128,520,130
Fidelity Series Blue Chip Growth Fund	159,061,772	1,214,001	13,832,772	283,919	158,624,753
Fidelity Series Commodity Strategy Fund	65,202,604	23,577,004	4,762,136	--	89,039,110
Fidelity Series Emerging Markets Debt Fund	34,297,027	1,157,597	2,199,637	970,554	36,339,604
Fidelity Series Emerging Markets Fund	369,404,058	4,253,905	21,285,946	--	398,844,487
Fidelity Series Equity-Income Fund	308,172,259	5,724,493	28,742,561	2,671,743	308,022,905
Fidelity Series Floating Rate High Income Fund	13,192,284	460,390	896,859	290,171	13,390,863
Fidelity Series Government Money Market Fund 0.29%	--	343,268,254	14,912,840	294,092	328,355,414
Fidelity Series Growth & Income Fund	236,386,018	3,786,307	24,870,806	1,929,646	232,670,498
Fidelity Series Growth Company Fund	283,355,841	--	38,404,401	--	270,595,704
Fidelity Series High Income Fund	159,696,787	4,569,905	10,256,946	4,569,961	166,455,278
Fidelity Series Inflation-Protected Bond Index Fund	99,879,116	9,606,390	6,682,908	43,170	104,723,814
Fidelity Series International Growth Fund	280,308,733	24,657,851	26,089,682	--	292,939,125
Fidelity Series International Small Cap Fund	67,672,463	4,689,802	7,247,493	--	67,315,226
Fidelity Series International Value Fund	278,204,034	32,942,593	28,059,717	--	294,117,540
Fidelity Series Intrinsic Opportunities Fund	177,385,315	2,324,793	2,368,006	1,281,056	188,407,371
Fidelity Series Investment Grade Bond Fund	1,524,187,198	26,558,304	189,370,132	17,604,688	1,399,218,464
Fidelity Series Long-Term Treasury Bond Index Fund	--	1,549,456	77,272	6,192	1,419,446
Fidelity Series Opportunistic Insights Fund	153,617,375	1,395,855	13,546,243	--	149,007,992
Fidelity Series Real Estate Equity Fund	28,331,715	2,195,684	3,543,327	241,017	26,452,374
Fidelity Series Real Estate Income Fund	26,575,418	1,803,486	2,392,712	659,698	26,815,924
Fidelity Series Short-Term Credit Fund	131,636,279	48,557,022	11,297,835	789,891	169,543,387
Fidelity Series Small Cap Discovery Fund	40,740,289	608,978	3,769,257	50,954	39,785,742
Fidelity Series Small Cap Opportunities Fund	123,558,106	1,026,145	12,469,070	307,544	122,338,770
Fidelity Series Stock Selector Large Cap Value Fund	204,102,963	2,319,126	19,309,615	--	200,361,516
Total	$5,354,166,487	$624,163,143	$915,978,688	$32,114,312	$5,341,778,031

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $4,830,144,778) — See accompanying schedule		$5,341,778,031
Cash		3
Receivable for investments sold		16,653,644
Receivable for fund shares sold		4,785,287
Total assets		5,363,216,965
Liabilities
Payable for investments purchased	$14,580,356
Payable for fund shares redeemed	6,880,034
Total liabilities		21,460,390
Net Assets		$5,341,756,575
Net Assets consist of:
Paid in capital		$4,792,043,493
Undistributed net investment income		31,981,568
Accumulated undistributed net realized gain (loss) on investments		6,098,261
Net unrealized appreciation (depreciation) on investments		511,633,253
Net Assets, for 425,351,662 shares outstanding		$5,341,756,575
Net Asset Value, offering price and redemption price per share ($5,341,756,575 ÷ 425,351,662 shares)		$12.56

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$32,114,312
Expenses
Independent trustees' fees and expenses	$12,004
Total expenses before reductions	12,004
Expense reductions	(12,004)	–
Net investment income (loss)		32,114,312
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	18,044,427
Capital gain distributions from underlying funds	1,811,028
Total net realized gain (loss)		19,855,455
Change in net unrealized appreciation (depreciation) on underlying funds		261,382,657
Net gain (loss)		281,238,112
Net increase (decrease) in net assets resulting from operations		$313,352,424

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$32,114,312	$105,599,449
Net realized gain (loss)	19,855,455	153,430,166
Change in net unrealized appreciation (depreciation)	261,382,657	(373,558,088)
Net increase (decrease) in net assets resulting from operations	313,352,424	(114,528,473)
Distributions to shareholders from net investment income	(14,037,447)	(104,668,229)
Distributions to shareholders from net realized gain	(71,503,239)	(195,999,556)
Total distributions	(85,540,686)	(300,667,785)
Share transactions
Proceeds from sales of shares	493,661,036	1,235,616,612
Reinvestment of distributions	84,774,349	298,488,989
Cost of shares redeemed	(818,632,886)	(1,820,928,056)
Net increase (decrease) in net assets resulting from share transactions	(240,197,501)	(286,822,455)
Total increase (decrease) in net assets	(12,385,763)	(702,018,713)
Net Assets
Beginning of period	5,354,142,338	6,056,161,051
End of period	$5,341,756,575	$5,354,142,338
Other Information
Undistributed net investment income end of period	$31,981,568	$13,904,703
Shares
Sold	40,324,177	100,089,645
Issued in reinvestment of distributions	7,147,922	24,174,139
Redeemed	(67,029,096)	(148,066,977)
Net increase (decrease)	(19,556,997)	(23,803,193)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom 2015 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.03	$12.92	$12.91	$12.28	$11.69	$11.74
Income from Investment Operations
Net investment income (loss)A	.07	.23	.23	.18	.18	.20
Net realized and unrealized gain (loss)	.66	(.46)	.57	.91	.69	.12
Total from investment operations	.73	(.23)	.80	1.09	.87	.32
Distributions from net investment income	(.03)	(.23)	(.25)	(.18)	(.20)	(.21)
Distributions from net realized gain	(.16)	(.43)	(.54)	(.28)	(.08)	(.16)
Total distributions	(.20)B	(.66)	(.79)	(.46)	(.28)	(.37)
Net asset value, end of period	$12.56	$12.03	$12.92	$12.91	$12.28	$11.69
Total ReturnC,D	6.12%	(1.83)%	6.42%	8.95%	7.60%	2.95%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %H	-%	-%	-%	-%	-%
Expenses net of all reductions	- %H	-%	-%	-%	-%	-%
Net investment income (loss)	1.20%H	1.87%	1.83%	1.47%	1.57%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$5,341,757	$5,354,142	$6,056,161	$6,388,485	$6,507,169	$7,255,215
Portfolio turnover rateE	23%H	17%	18%	39%	23%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.20 per share is comprised of distributions from net investment income of $.032 and distributions from net realized gain of $.163 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	23.8	24.9
Fidelity Series Emerging Markets Fund	7.9	7.3
Fidelity Series Equity-Income Fund	6.4	6.4
Fidelity Series International Value Fund	6.1	5.8
Fidelity Series International Growth Fund	6.1	5.9
Fidelity Series Growth Company Fund	5.6	5.9
Fidelity Series Growth & Income Fund	4.8	4.9
Fidelity Series Government Money Market Fund 0.29%	4.4	0.0
Fidelity Series Stock Selector Large Cap Value Fund	4.3	4.2
Fidelity Series Intrinsic Opportunities Fund	3.8	3.6
	73.2	68.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	42.3%
International Equity Funds	21.5%
Bond Funds	29.5%
Short-Term Funds	6.7%

Six months ago
Domestic Equity Funds	43.9%
International Equity Funds	20.4%
Bond Funds	30.3%
Short-Term Funds	5.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® 2020 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 42.3%
	Shares	Value
Fidelity Series 100 Index Fund (a)	11,861,435	$169,381,285
Fidelity Series 1000 Value Index Fund (a)	14,660,864	163,761,852
Fidelity Series All-Sector Equity Fund (a)	23,784,730	319,428,920
Fidelity Series Blue Chip Growth Fund (a)	33,485,347	392,783,125
Fidelity Series Commodity Strategy Fund (a)(b)	38,019,952	201,125,545
Fidelity Series Equity-Income Fund (a)	61,547,816	761,346,486
Fidelity Series Growth & Income Fund (a)	42,974,719	575,431,487
Fidelity Series Growth Company Fund (a)	49,943,013	669,735,803
Fidelity Series Intrinsic Opportunities Fund (a)	30,481,298	458,133,916
Fidelity Series Opportunistic Insights Fund (a)	24,079,053	368,409,517
Fidelity Series Real Estate Equity Fund (a)	4,699,988	64,718,836
Fidelity Series Small Cap Discovery Fund (a)	9,381,764	98,883,791
Fidelity Series Small Cap Opportunities Fund (a)	22,992,941	302,357,168
Fidelity Series Stock Selector Large Cap Value Fund (a)	43,416,974	511,886,127
TOTAL DOMESTIC EQUITY FUNDS
(Cost $4,199,534,253)		5,057,383,858

International Equity Funds - 21.5%
Fidelity Series Emerging Markets Fund (a)	56,177,610	944,907,406
Fidelity Series International Growth Fund (a)	51,891,291	726,478,078
Fidelity Series International Small Cap Fund (a)	10,721,383	166,931,932
Fidelity Series International Value Fund (a)	76,941,272	729,403,256
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,326,330,114)		2,567,720,672

Bond Funds - 29.5%
Fidelity Series Emerging Markets Debt Fund (a)	7,702,762	79,800,611
Fidelity Series Floating Rate High Income Fund (a)	3,178,358	29,940,128
Fidelity Series High Income Fund (a)	39,580,553	370,473,975
Fidelity Series Inflation-Protected Bond Index Fund (a)	13,739,735	138,359,135
Fidelity Series Investment Grade Bond Fund (a)	245,554,252	2,848,429,322
Fidelity Series Long-Term Treasury Bond Index Fund (a)	300,666	2,901,423
Fidelity Series Real Estate Income Fund (a)	5,367,011	60,217,862
TOTAL BOND FUNDS
(Cost $3,466,945,523)		3,530,122,456

Short-Term Funds - 6.7%
Fidelity Series Government Money Market Fund 0.29% (a)(c)	529,183,919	529,183,919
Fidelity Series Short-Term Credit Fund (a)	26,875,146	269,557,711
TOTAL SHORT-TERM FUNDS
(Cost $797,794,349)		798,741,630
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $10,790,604,239)		11,953,968,616
NET OTHER ASSETS (LIABILITIES) - 0.0%		(16,820)
NET ASSETS - 100%		$11,953,951,796

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Institutional Class 0.59%	$415,095,932	$24,670,196	$439,766,128	$190,785	$--
Fidelity Series 100 Index Fund	177,210,154	1,684,458	19,930,442	--	169,381,285
Fidelity Series 1000 Value Index Fund	99,809,298	64,404,408	8,111,993	--	163,761,852
Fidelity Series All-Sector Equity Fund	558,728,879	3,872,221	277,892,435	--	319,428,920
Fidelity Series Blue Chip Growth Fund	387,327,358	4,554,207	29,125,275	703,248	392,783,125
Fidelity Series Commodity Strategy Fund	145,933,987	51,662,853	8,064,023	--	201,125,545
Fidelity Series Emerging Markets Debt Fund	74,033,330	2,531,629	3,486,196	2,116,778	79,800,611
Fidelity Series Emerging Markets Fund	860,935,546	11,518,807	37,318,128	--	944,907,406
Fidelity Series Equity-Income Fund	750,401,540	12,572,413	57,845,074	6,540,408	761,346,486
Fidelity Series Floating Rate High Income Fund	29,173,199	819,540	1,466,906	646,825	29,940,128
Fidelity Series Government Money Market Fund 0.29%	--	544,920,675	15,736,755	455,018	529,183,919
Fidelity Series Growth & Income Fund	575,593,371	9,286,542	52,164,593	4,713,209	575,431,487
Fidelity Series Growth Company Fund	689,300,452	--	82,750,022	--	669,735,803
Fidelity Series High Income Fund	349,520,891	10,108,589	16,661,818	10,108,605	370,473,975
Fidelity Series Inflation-Protected Bond Index Fund	124,976,499	17,157,691	6,230,966	54,861	138,359,135
Fidelity Series International Growth Fund	686,291,524	55,385,929	50,464,923	--	726,478,078
Fidelity Series International Small Cap Fund	164,486,763	9,984,907	13,154,425	--	166,931,932
Fidelity Series International Value Fund	681,178,369	76,006,800	55,413,129	--	729,403,256
Fidelity Series Intrinsic Opportunities Fund	423,449,419	7,789,901	--	3,114,774	458,133,916
Fidelity Series Investment Grade Bond Fund	2,917,711,290	55,441,641	200,251,180	35,398,567	2,848,429,322
Fidelity Series Long-Term Treasury Bond Index Fund	--	3,118,417	109,861	12,642	2,901,423
Fidelity Series Opportunistic Insights Fund	374,057,464	5,633,884	29,802,429	--	368,409,517
Fidelity Series Real Estate Equity Fund	68,987,653	6,196,423	9,217,326	594,954	64,718,836
Fidelity Series Real Estate Income Fund	58,650,026	4,041,891	4,313,218	1,475,447	60,217,862
Fidelity Series Short-Term Credit Fund	222,286,289	57,888,150	11,570,946	1,220,303	269,557,711
Fidelity Series Small Cap Discovery Fund	100,013,032	884,078	7,476,407	125,637	98,883,791
Fidelity Series Small Cap Opportunities Fund	300,865,237	2,718,190	26,408,957	761,829	302,357,168
Fidelity Series Stock Selector Large Cap Value Fund	496,984,924	19,566,417	37,258,798	--	511,886,127
Total	$11,733,002,426	$1,064,420,857	$1,501,992,353	$68,233,890	$11,953,968,616

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $10,790,604,239) — See accompanying schedule		$11,953,968,616
Cash		2
Receivable for investments sold		50,412,831
Receivable for fund shares sold		7,972,994
Other receivables		132,254
Total assets		12,012,486,697
Liabilities
Payable for investments purchased	$32,878,532
Payable for fund shares redeemed	25,524,120
Other payables and accrued expenses	132,249
Total liabilities		58,534,901
Net Assets		$11,953,951,796
Net Assets consist of:
Paid in capital		$10,706,945,259
Undistributed net investment income		67,422,451
Accumulated undistributed net realized gain (loss) on investments		16,219,709
Net unrealized appreciation (depreciation) on investments		1,163,364,377
Net Assets, for 781,863,689 shares outstanding		$11,953,951,796
Net Asset Value, offering price and redemption price per share ($11,953,951,796 ÷ 781,863,689 shares)		$15.29

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$68,233,890
Expenses
Independent trustees' fees and expenses	$26,511
Total expenses before reductions	26,511
Expense reductions	(26,511)	–
Net investment income (loss)		68,233,890
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	42,734,429
Capital gain distributions from underlying funds	4,375,119
Total net realized gain (loss)		47,109,548
Change in net unrealized appreciation (depreciation) on underlying funds		615,803,248
Net gain (loss)		662,912,796
Net increase (decrease) in net assets resulting from operations		$731,146,686

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$68,233,890	$223,493,732
Net realized gain (loss)	47,109,548	356,954,520
Change in net unrealized appreciation (depreciation)	615,803,248	(857,158,495)
Net increase (decrease) in net assets resulting from operations	731,146,686	(276,710,243)
Distributions to shareholders from net investment income	(27,843,955)	(225,452,665)
Distributions to shareholders from net realized gain	(182,179,002)	(426,323,183)
Total distributions	(210,022,957)	(651,775,848)
Share transactions
Proceeds from sales of shares	1,048,003,719	2,341,926,050
Reinvestment of distributions	208,033,294	646,952,369
Cost of shares redeemed	(1,556,188,815)	(3,196,310,117)
Net increase (decrease) in net assets resulting from share transactions	(300,151,802)	(207,431,698)
Total increase (decrease) in net assets	220,971,927	(1,135,917,789)
Net Assets
Beginning of period	11,732,979,869	12,868,897,658
End of period	$11,953,951,796	$11,732,979,869
Other Information
Undistributed net investment income end of period	$67,422,451	$27,032,518
Shares
Sold	70,421,357	155,836,068
Issued in reinvestment of distributions	14,466,849	42,910,983
Redeemed	(104,768,337)	(213,344,363)
Net increase (decrease)	(19,880,131)	(14,597,312)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom 2020 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.63	$15.76	$15.81	$14.94	$14.16	$14.33
Income from Investment Operations
Net investment income (loss)A	.09	.28	.28	.23	.24	.24
Net realized and unrealized gain (loss)	.83	(.60)	.73	1.22	.89	.08
Total from investment operations	.92	(.32)	1.01	1.45	1.13	.32
Distributions from net investment income	(.04)	(.28)	(.29)	(.23)	(.25)	(.26)
Distributions from net realized gain	(.23)	(.53)	(.77)	(.36)	(.10)	(.22)
Total distributions	(.26)B	(.81)	(1.06)	(.58)C	(.35)	(.49)D
Net asset value, end of period	$15.29	$14.63	$15.76	$15.81	$14.94	$14.16
Total ReturnE,F	6.43%	(2.10)%	6.71%	9.83%	8.12%	2.45%
Ratios to Average Net Assets G,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %J	-%	-%	-%	-%	-%
Expenses net of all reductions	- %J	-%	-%	-%	-%	-%
Net investment income (loss)	1.15%J	1.83%	1.83%	1.49%	1.65%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$11,953,952	$11,732,980	$12,868,898	$13,343,983	$13,579,950	$15,423,976
Portfolio turnover rateG	18%J	17%	17%	39%	25%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.26 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $.229 per share.

 C Total distributions of $.58 per share is comprised of distributions from net investment income of $.228 and distributions from net realized gain of $.356 per share.

 D Total distributions of $.49 per share is comprised of distributions from net investment income of $.264 and distributions from net realized gain of $.222 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 I Amount represents less than .005%.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	20.3	19.9
Fidelity Series Emerging Markets Fund	8.3	7.8
Fidelity Series Equity-Income Fund	7.1	7.1
Fidelity Series International Value Fund	6.7	6.5
Fidelity Series International Growth Fund	6.7	6.5
Fidelity Series Growth Company Fund	6.2	6.5
Fidelity Series Growth & Income Fund	5.3	5.4
Fidelity Series Stock Selector Large Cap Value Fund	4.7	4.7
Fidelity Series Intrinsic Opportunities Fund	4.2	4.0
Fidelity Series Blue Chip Growth Fund	3.6	3.7
	73.1	72.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	46.6%
International Equity Funds	23.2%
Bond Funds	25.4%
Short-Term Funds	4.8%

Six months ago
Domestic Equity Funds	48.6%
International Equity Funds	22.4%
Bond Funds	24.8%
Short-Term Funds	4.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2025 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 46.6%
	Shares	Value
Fidelity Series 100 Index Fund (a)	10,028,751	$143,210,571
Fidelity Series 1000 Value Index Fund (a)	11,887,709	132,785,713
Fidelity Series All-Sector Equity Fund (a)	20,109,767	270,074,172
Fidelity Series Blue Chip Growth Fund (a)	28,333,322	332,349,866
Fidelity Series Commodity Strategy Fund (a)(b)	28,522,075	150,881,777
Fidelity Series Equity-Income Fund (a)	52,060,588	643,989,476
Fidelity Series Growth & Income Fund (a)	36,465,516	488,273,262
Fidelity Series Growth Company Fund (a)	42,442,661	569,156,088
Fidelity Series Intrinsic Opportunities Fund (a)	25,569,195	384,304,998
Fidelity Series Opportunistic Insights Fund (a)	20,374,780	311,734,133
Fidelity Series Real Estate Equity Fund (a)	3,984,656	54,868,720
Fidelity Series Small Cap Discovery Fund (a)	7,932,101	83,604,347
Fidelity Series Small Cap Opportunities Fund (a)	19,451,863	255,791,993
Fidelity Series Stock Selector Large Cap Value Fund (a)	36,232,324	427,179,103
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,546,114,862)		4,248,204,219

International Equity Funds - 23.2%
Fidelity Series Emerging Markets Fund (a)	45,086,444	758,353,992
Fidelity Series International Growth Fund (a)	43,512,036	609,168,510
Fidelity Series International Small Cap Fund (a)	8,989,798	139,971,157
Fidelity Series International Value Fund (a)	64,517,196	611,623,015
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,912,814,311)		2,119,116,674

Bond Funds - 25.4%
Fidelity Series Emerging Markets Debt Fund (a)	5,911,377	61,241,862
Fidelity Series Floating Rate High Income Fund (a)	2,414,670	22,746,195
Fidelity Series High Income Fund (a)	29,709,231	278,078,406
Fidelity Series Inflation-Protected Bond Index Fund (a)	5,393,276	54,310,292
Fidelity Series Investment Grade Bond Fund (a)	159,302,311	1,847,906,806
Fidelity Series Long-Term Treasury Bond Index Fund (a)	189,886	1,832,401
Fidelity Series Real Estate Income Fund (a)	4,087,691	45,863,894
TOTAL BOND FUNDS
(Cost $2,273,512,784)		2,311,979,856

Short-Term Funds - 4.8%
Fidelity Series Government Money Market Fund 0.29% (a)(c)	290,161,616	290,161,616
Fidelity Series Short-Term Credit Fund (a)	14,943,734	149,885,657
TOTAL SHORT-TERM FUNDS
(Cost $439,514,360)		440,047,273
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $8,171,956,317)		9,119,348,022
NET OTHER ASSETS (LIABILITIES) - 0.0%		2,139
NET ASSETS - 100%		$9,119,350,161

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Institutional Class 0.59%	$238,137,551	$675,035	$238,812,586	$108,225	$--
Fidelity Series 100 Index Fund	146,188,368	3,064,985	14,752,348	--	143,210,571
Fidelity Series 1000 Value Index Fund	82,337,547	49,978,169	5,935,570	--	132,785,713
Fidelity Series All-Sector Equity Fund	460,925,445	7,947,232	227,874,935	--	270,074,172
Fidelity Series Blue Chip Growth Fund	319,529,991	7,457,843	19,883,081	593,252	332,349,866
Fidelity Series Commodity Strategy Fund	109,096,257	36,872,851	4,057,441	--	150,881,777
Fidelity Series Emerging Markets Debt Fund	55,632,589	2,545,552	2,040,301	1,609,075	61,241,862
Fidelity Series Emerging Markets Fund	680,135,524	12,313,399	21,456,053	--	758,353,992
Fidelity Series Equity-Income Fund	619,041,557	18,206,809	40,198,005	5,437,886	643,989,476
Fidelity Series Floating Rate High Income Fund	21,632,550	891,486	836,603	485,821	22,746,195
Fidelity Series Government Money Market Fund 0.29%	--	296,014,365	5,852,748	252,212	290,161,616
Fidelity Series Growth & Income Fund	474,840,979	13,743,543	36,064,448	3,910,506	488,273,262
Fidelity Series Growth Company Fund	568,362,490	26	52,009,030	--	569,156,088
Fidelity Series High Income Fund	259,524,335	7,548,869	9,519,044	7,548,908	278,078,406
Fidelity Series Inflation-Protected Bond Index Fund	44,976,916	10,482,382	2,077,973	19,835	54,310,292
Fidelity Series International Growth Fund	572,051,099	42,888,028	35,219,624	--	609,168,510
Fidelity Series International Small Cap Fund	136,919,217	7,170,572	9,000,238	--	139,971,157
Fidelity Series International Value Fund	567,793,738	60,174,931	39,364,434	--	611,623,015
Fidelity Series Intrinsic Opportunities Fund	351,164,778	10,692,586	--	2,608,823	384,304,998
Fidelity Series Investment Grade Bond Fund	1,732,464,364	135,208,903	65,983,157	21,929,323	1,847,906,806
Fidelity Series Long-Term Treasury Bond Index Fund	--	1,949,690	50,559	7,961	1,832,401
Fidelity Series Opportunistic Insights Fund	308,578,024	8,193,146	20,583,325	--	311,734,133
Fidelity Series Real Estate Equity Fund	56,916,724	5,660,076	6,635,579	496,727	54,868,720
Fidelity Series Real Estate Income Fund	43,692,299	3,547,449	2,754,289	1,113,159	45,863,894
Fidelity Series Short-Term Credit Fund	127,434,820	26,286,377	4,357,894	679,721	149,885,657
Fidelity Series Small Cap Discovery Fund	82,017,994	1,656,657	4,637,506	104,999	83,604,347
Fidelity Series Small Cap Opportunities Fund	248,196,395	5,460,655	18,950,620	642,912	255,791,993
Fidelity Series Stock Selector Large Cap Value Fund	409,985,984	15,873,366	25,870,462	--	427,179,103
Total	$8,717,577,535	$792,504,982	$914,777,853	$47,549,345	$9,119,348,022

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $8,171,956,317) — See accompanying schedule		$9,119,348,022
Cash		1
Receivable for investments sold		29,892,327
Receivable for fund shares sold		7,120,548
Total assets		9,156,360,898
Liabilities
Payable for investments purchased	$22,870,473
Payable for fund shares redeemed	14,140,264
Total liabilities		37,010,737
Net Assets		$9,119,350,161
Net Assets consist of:
Paid in capital		$8,115,655,977
Undistributed net investment income		46,868,051
Accumulated undistributed net realized gain (loss) on investments		9,434,428
Net unrealized appreciation (depreciation) on investments		947,391,705
Net Assets, for 698,217,411 shares outstanding		$9,119,350,161
Net Asset Value, offering price and redemption price per share ($9,119,350,161 ÷ 698,217,411 shares)		$13.06

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$47,549,345
Expenses
Independent trustees' fees and expenses	$19,859
Total expenses before reductions	19,859
Expense reductions	(19,859)	–
Net investment income (loss)		47,549,345
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	32,206,839
Capital gain distributions from underlying funds	3,623,369
Total net realized gain (loss)		35,830,208
Change in net unrealized appreciation (depreciation) on underlying funds		491,836,508
Net gain (loss)		527,666,716
Net increase (decrease) in net assets resulting from operations		$575,216,061

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$47,549,345	$153,724,283
Net realized gain (loss)	35,830,208	280,425,783
Change in net unrealized appreciation (depreciation)	491,836,508	(658,743,904)
Net increase (decrease) in net assets resulting from operations	575,216,061	(224,593,838)
Distributions to shareholders from net investment income	(16,730,998)	(154,307,371)
Distributions to shareholders from net realized gain	(155,459,831)	(317,460,022)
Total distributions	(172,190,829)	(471,767,393)
Share transactions
Proceeds from sales of shares	854,120,299	1,990,992,008
Reinvestment of distributions	171,014,077	469,960,134
Cost of shares redeemed	(1,026,377,147)	(2,101,703,829)
Net increase (decrease) in net assets resulting from share transactions	(1,242,771)	359,248,313
Total increase (decrease) in net assets	401,782,461	(337,112,918)
Net Assets
Beginning of period	8,717,567,700	9,054,680,618
End of period	$9,119,350,161	$8,717,567,700
Other Information
Undistributed net investment income end of period	$46,868,051	$16,049,704
Shares
Sold	67,315,224	155,101,386
Issued in reinvestment of distributions	13,971,739	36,344,332
Redeemed	(81,051,129)	(163,912,764)
Net increase (decrease)	235,834	27,532,954

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom 2025 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.49	$13.51	$13.49	$12.58	$11.81	$12.02
Income from Investment Operations
Net investment income (loss)A	.07	.22	.24	.20	.21	.20
Net realized and unrealized gain (loss)	.75	(.54)	.69	1.30	.84	–
Total from investment operations	.82	(.32)	.93	1.50	1.05	.20
Distributions from net investment income	(.02)	(.23)	(.25)	(.20)	(.22)	(.22)
Distributions from net realized gain	(.22)	(.47)	(.66)	(.39)	(.06)	(.19)
Total distributions	(.25)B	(.70)	(.91)	(.59)	(.28)	(.41)
Net asset value, end of period	$13.06	$12.49	$13.51	$13.49	$12.58	$11.81
Total ReturnC,D	6.67%	(2.50)%	7.23%	12.08%	9.03%	1.93%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %H	-%	-%	-%	-%	-%
Expenses net of all reductions	- %H	-%	-%	-%	-%	-%
Net investment income (loss)	1.07%H	1.75%	1.81%	1.53%	1.73%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$9,119,350	$8,717,568	$9,054,681	$8,865,153	$8,229,885	$8,598,936
Portfolio turnover rateE	18%H	17%	19%	46%	31%	28%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.25 per share is comprised of distributions from net investment income of $.024 and distributions from net realized gain of $.223 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	10.4	9.6
Fidelity Series Emerging Markets Fund	9.3	8.8
Fidelity Series Equity-Income Fund	8.7	8.6
Fidelity Series International Value Fund	8.2	7.9
Fidelity Series International Growth Fund	8.2	8.1
Fidelity Series Growth Company Fund	7.7	7.9
Fidelity Series Growth & Income Fund	6.5	6.6
Fidelity Series Stock Selector Large Cap Value Fund	6.0	5.7
Fidelity Series Intrinsic Opportunities Fund	5.1	4.9
Fidelity Series Blue Chip Growth Fund	4.4	4.5
	74.5	72.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	56.9%
International Equity Funds	27.6%
Bond Funds	15.4%
Short-Term Funds	0.1%

Six months ago
Domestic Equity Funds	58.7%
International Equity Funds	26.7%
Bond Funds	14.5%
Short-Term Funds	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2030 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 56.9%
	Shares	Value
Fidelity Series 100 Index Fund (a)	14,296,440	$204,153,159
Fidelity Series 1000 Value Index Fund (a)	19,078,383	213,105,536
Fidelity Series All-Sector Equity Fund (a)	28,696,995	385,400,638
Fidelity Series Blue Chip Growth Fund (a)	39,861,698	467,577,723
Fidelity Series Commodity Strategy Fund (a)(b)	32,558,723	172,235,646
Fidelity Series Equity-Income Fund (a)	74,371,343	919,973,511
Fidelity Series Growth & Income Fund (a)	51,194,541	685,494,909
Fidelity Series Growth Company Fund (a)	60,393,249	809,873,470
Fidelity Series Intrinsic Opportunities Fund (a)	36,098,269	542,556,985
Fidelity Series Opportunistic Insights Fund (a)	28,577,431	437,234,696
Fidelity Series Real Estate Equity Fund (a)	5,583,757	76,888,338
Fidelity Series Small Cap Discovery Fund (a)	11,168,687	117,717,960
Fidelity Series Small Cap Opportunities Fund (a)	27,440,164	360,838,162
Fidelity Series Stock Selector Large Cap Value Fund (a)	53,714,528	633,294,288
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,053,255,745)		6,026,345,021

International Equity Funds - 27.6%
Fidelity Series Emerging Markets Fund (a)	58,583,985	985,382,628
Fidelity Series International Growth Fund (a)	61,942,796	867,199,148
Fidelity Series International Small Cap Fund (a)	12,796,716	199,244,865
Fidelity Series International Value Fund (a)	91,843,495	870,676,332
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,699,109,236)		2,922,502,973

Bond Funds - 15.4%
Fidelity Series Emerging Markets Debt Fund (a)	6,754,809	69,979,820
Fidelity Series Floating Rate High Income Fund (a)	2,812,214	26,491,054
Fidelity Series High Income Fund (a)	34,533,276	323,231,463
Fidelity Series Inflation-Protected Bond Index Fund (a)	5,719,513	57,595,501
Fidelity Series Investment Grade Bond Fund (a)	95,029,912	1,102,346,976
Fidelity Series Long-Term Treasury Bond Index Fund (a)	109,246	1,054,220
Fidelity Series Real Estate Income Fund (a)	4,784,195	53,678,668
TOTAL BOND FUNDS
(Cost $1,622,771,622)		1,634,377,702

Short-Term Funds - 0.1%
Fidelity Series Government Money Market Fund 0.29% (a)(c)	3,235,836	3,235,836
Fidelity Series Short-Term Credit Fund (a)	173,586	1,741,069
TOTAL SHORT-TERM FUNDS
(Cost $4,968,119)		4,976,905
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $9,380,104,722)		10,588,202,601
NET OTHER ASSETS (LIABILITIES) - 0.0%		2,780
NET ASSETS - 100%		$10,588,205,381

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Institutional Class 0.59%	$3,287,171	$5,535	$3,292,706	$1,587	$--
Fidelity Series 100 Index Fund	206,666,084	3,418,690	18,138,883	--	204,153,159
Fidelity Series 1000 Value Index Fund	116,400,980	95,955,371	8,155,593	--	213,105,536
Fidelity Series All-Sector Equity Fund	651,618,742	9,037,769	316,671,810	--	385,400,638
Fidelity Series Blue Chip Growth Fund	451,701,527	9,628,336	29,361,426	835,847	467,577,723
Fidelity Series Commodity Strategy Fund	128,483,254	38,408,926	5,226,696	--	172,235,646
Fidelity Series Emerging Markets Debt Fund	64,084,312	2,478,425	2,441,706	1,846,184	69,979,820
Fidelity Series Emerging Markets Fund	892,764,259	13,736,549	34,808,173	--	985,382,628
Fidelity Series Equity-Income Fund	875,121,040	34,599,602	55,858,446	7,671,989	919,973,511
Fidelity Series Floating Rate High Income Fund	25,555,795	822,898	1,132,089	569,390	26,491,054
Fidelity Series Government Money Market Fund 0.29%	--	3,380,751	144,915	3,089	3,235,836
Fidelity Series Growth & Income Fund	671,268,114	14,173,097	50,281,568	5,520,962	685,494,909
Fidelity Series Growth Company Fund	803,430,096	58,279	68,419,858	--	809,873,470
Fidelity Series High Income Fund	302,455,925	8,792,142	11,921,244	8,792,136	323,231,463
Fidelity Series Inflation-Protected Bond Index Fund	52,620,545	6,473,868	2,535,164	22,809	57,595,501
Fidelity Series International Growth Fund	820,213,784	47,993,137	43,045,517	--	867,199,148
Fidelity Series International Small Cap Fund	193,440,811	13,274,887	14,762,783	--	199,244,865
Fidelity Series International Value Fund	808,386,035	72,750,835	43,091,383	--	870,676,332
Fidelity Series Intrinsic Opportunities Fund	497,047,981	13,722,823	--	3,688,101	542,556,985
Fidelity Series Investment Grade Bond Fund	971,095,770	139,314,224	34,396,004	12,595,746	1,102,346,976
Fidelity Series Long-Term Treasury Bond Index Fund	--	1,121,379	28,620	4,589	1,054,220
Fidelity Series Opportunistic Insights Fund	435,289,244	11,282,023	31,202,726	--	437,234,696
Fidelity Series Real Estate Equity Fund	80,453,961	8,630,555	10,649,369	700,811	76,888,338
Fidelity Series Real Estate Income Fund	51,552,032	3,794,672	3,292,742	1,307,926	53,678,668
Fidelity Series Short-Term Credit Fund	1,774,399	72,262	112,848	8,650	1,741,069
Fidelity Series Small Cap Discovery Fund	114,969,158	1,500,510	5,166,690	147,876	117,717,960
Fidelity Series Small Cap Opportunities Fund	350,857,738	4,966,047	24,785,825	905,487	360,838,162
Fidelity Series Stock Selector Large Cap Value Fund	579,598,642	50,651,627	35,148,609	--	633,294,288
Total	$10,150,137,399	$610,045,219	$854,073,393	$44,623,179	$10,588,202,601

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $9,380,104,722) — See accompanying schedule		$10,588,202,601
Receivable for investments sold		30,488,363
Receivable for fund shares sold		8,883,208
Other receivables		98,028
Total assets		10,627,672,200
Liabilities
Payable for investments purchased	$20,064,602
Payable for fund shares redeemed	19,304,186
Other payables and accrued expenses	98,031
Total liabilities		39,466,819
Net Assets		$10,588,205,381
Net Assets consist of:
Paid in capital		$9,335,636,517
Undistributed net investment income		44,091,761
Accumulated undistributed net realized gain (loss) on investments		379,224
Net unrealized appreciation (depreciation) on investments		1,208,097,879
Net Assets, for 663,847,349 shares outstanding		$10,588,205,381
Net Asset Value, offering price and redemption price per share ($10,588,205,381 ÷ 663,847,349 shares)		$15.95

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$44,623,179
Expenses
Independent trustees' fees and expenses	$23,078
Total expenses before reductions	23,078
Expense reductions	(23,078)	–
Net investment income (loss)		44,623,179
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	28,853,818
Capital gain distributions from underlying funds	4,955,391
Total net realized gain (loss)		33,809,209
Change in net unrealized appreciation (depreciation) on underlying funds		653,239,549
Net gain (loss)		687,048,758
Net increase (decrease) in net assets resulting from operations		$731,671,937

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$44,623,179	$166,126,784
Net realized gain (loss)	33,809,209	380,469,056
Change in net unrealized appreciation (depreciation)	653,239,549	(890,835,659)
Net increase (decrease) in net assets resulting from operations	731,671,937	(344,239,819)
Distributions to shareholders from net investment income	(12,648,036)	(167,988,955)
Distributions to shareholders from net realized gain	(213,022,677)	(434,691,308)
Total distributions	(225,670,713)	(602,680,263)
Share transactions
Proceeds from sales of shares	811,040,560	1,962,124,614
Reinvestment of distributions	223,885,589	599,353,478
Cost of shares redeemed	(1,102,859,363)	(2,348,078,251)
Net increase (decrease) in net assets resulting from share transactions	(67,933,214)	213,399,841
Total increase (decrease) in net assets	438,068,010	(733,520,241)
Net Assets
Beginning of period	10,150,137,371	10,883,657,612
End of period	$10,588,205,381	$10,150,137,371
Other Information
Undistributed net investment income end of period	$44,091,761	$12,116,618
Shares
Sold	52,507,416	124,740,082
Issued in reinvestment of distributions	15,106,993	37,649,896
Redeemed	(71,602,164)	(149,479,206)
Net increase (decrease)	(3,987,755)	12,910,772

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom 2030 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.20	$16.62	$16.47	$15.02	$14.07	$14.40
Income from Investment Operations
Net investment income (loss)A	.07	.25	.27	.24	.25	.24
Net realized and unrealized gain (loss)	1.02	(.75)	.95	1.71	1.04	(.07)
Total from investment operations	1.09	(.50)	1.22	1.95	1.29	.17
Distributions from net investment income	(.02)	(.26)	(.28)	(.25)	(.27)	(.26)
Distributions from net realized gain	(.32)	(.67)	(.79)	(.25)	(.07)	(.24)
Total distributions	(.34)	(.92)B	(1.07)	(.50)	(.34)	(.50)
Net asset value, end of period	$15.95	$15.20	$16.62	$16.47	$15.02	$14.07
Total ReturnC,D	7.33%	(3.17)%	7.76%	13.08%	9.30%	1.48%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %H	-%	-%	-%	-%	-%
Expenses net of all reductions	- %H	-%	-%	-%	-%	-%
Net investment income (loss)	.86%H	1.59%	1.68%	1.50%	1.77%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$10,588,205	$10,150,137	$10,883,658	$10,933,549	$10,636,397	$11,654,912
Portfolio turnover rateE	12%H	16%	17%	54%	29%	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.92 per share is comprised of distributions from net investment income of $.257 and distributions from net realized gain of $.665 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Emerging Markets Fund	10.0	9.4
Fidelity Series Equity-Income Fund	9.9	9.6
Fidelity Series International Value Fund	9.3	8.9
Fidelity Series International Growth Fund	9.2	9.0
Fidelity Series Growth Company Fund	8.5	8.8
Fidelity Series Growth & Income Fund	7.2	7.3
Fidelity Series Stock Selector Large Cap Value Fund	6.9	6.3
Fidelity Series Intrinsic Opportunities Fund	5.7	5.4
Fidelity Series Blue Chip Growth Fund	4.9	4.9
Fidelity Series Opportunistic Insights Fund	4.6	4.8
	76.2	74.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	63.9%
International Equity Funds	30.6%
Bond Funds	5.5%

Six months ago
Domestic Equity Funds	65.1%
International Equity Funds	29.4%
Bond Funds	5.4%
Short-Term Funds	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2035 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.9%
	Shares	Value
Fidelity Series 100 Index Fund (a)	9,584,592	$136,867,979
Fidelity Series 1000 Value Index Fund (a)	13,450,439	150,241,401
Fidelity Series All-Sector Equity Fund (a)	19,347,280	259,833,969
Fidelity Series Blue Chip Growth Fund (a)	26,475,296	310,555,228
Fidelity Series Commodity Strategy Fund (a)(b)	19,639,329	103,892,050
Fidelity Series Equity-Income Fund (a)	50,347,126	622,793,952
Fidelity Series Growth & Income Fund (a)	34,031,697	455,684,419
Fidelity Series Growth Company Fund (a)	40,045,565	537,011,024
Fidelity Series Intrinsic Opportunities Fund (a)	23,813,279	357,913,590
Fidelity Series Opportunistic Insights Fund (a)	19,005,113	290,778,235
Fidelity Series Real Estate Equity Fund (a)	3,712,439	51,120,291
Fidelity Series Small Cap Discovery Fund (a)	7,473,086	78,766,330
Fidelity Series Small Cap Opportunities Fund (a)	18,261,468	240,138,310
Fidelity Series Stock Selector Large Cap Value Fund (a)	36,637,523	431,956,393
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,402,223,337)		4,027,553,171

International Equity Funds - 30.6%
Fidelity Series Emerging Markets Fund (a)	37,282,142	627,085,630
Fidelity Series International Growth Fund (a)	41,600,130	582,401,825
Fidelity Series International Small Cap Fund (a)	8,593,757	133,804,799
Fidelity Series International Value Fund (a)	61,679,304	584,719,805
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,771,435,685)		1,928,012,059

Bond Funds - 5.5%
Fidelity Series Emerging Markets Debt Fund (a)	4,091,103	42,383,832
Fidelity Series Floating Rate High Income Fund (a)	1,682,996	15,853,821
Fidelity Series High Income Fund (a)	20,294,807	189,959,393
Fidelity Series Inflation-Protected Bond Index Fund (a)	3,382,137	34,058,117
Fidelity Series Investment Grade Bond Fund (a)	2,503,643	29,042,259
Fidelity Series Long-Term Treasury Bond Index Fund (a)	3,462	33,406
Fidelity Series Real Estate Income Fund (a)	2,853,379	32,014,910
TOTAL BOND FUNDS
(Cost $349,669,330)		343,345,738

Short-Term Funds - 0.0%
Fidelity Series Government Money Market Fund 0.29% (a)(c)	1,903,195	1,903,195
Fidelity Series Short-Term Credit Fund (a)	102,912	1,032,203
TOTAL SHORT-TERM FUNDS
(Cost $2,929,573)		2,935,398
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $5,526,257,925)		6,301,846,366
NET OTHER ASSETS (LIABILITIES) - 0.0%		206
NET ASSETS - 100%		$6,301,846,572

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Institutional Class 0.59%	$1,930,155	$4,339	$1,934,494	$884	$--
Fidelity Series 100 Index Fund	134,851,010	3,510,272	9,557,637	--	136,867,979
Fidelity Series 1000 Value Index Fund	76,399,576	72,843,392	4,824,402	--	150,241,401
Fidelity Series All-Sector Equity Fund	425,636,049	7,346,759	200,683,440	--	259,833,969
Fidelity Series Blue Chip Growth Fund	295,179,097	8,754,545	16,922,487	555,336	310,555,228
Fidelity Series Commodity Strategy Fund	75,534,320	24,965,724	2,628,454	--	103,892,050
Fidelity Series Emerging Markets Debt Fund	38,444,221	1,779,659	1,367,460	1,112,113	42,383,832
Fidelity Series Emerging Markets Fund	558,658,181	12,920,736	16,708,789	--	627,085,630
Fidelity Series Equity-Income Fund	571,011,361	40,819,368	32,637,836	5,045,726	622,793,952
Fidelity Series Floating Rate High Income Fund	15,081,225	612,855	578,431	338,556	15,853,821
Fidelity Series Government Money Market Fund 0.29%	--	1,940,600	37,405	1,791	1,903,195
Fidelity Series Growth & Income Fund	438,444,277	13,379,926	29,407,019	3,623,551	455,684,419
Fidelity Series Growth Company Fund	524,506,883	60	36,756,682	--	537,011,024
Fidelity Series High Income Fund	177,223,438	5,150,854	6,425,526	5,150,848	189,959,393
Fidelity Series Inflation-Protected Bond Index Fund	30,441,638	4,160,297	1,126,023	13,228	34,058,117
Fidelity Series International Growth Fund	537,063,287	38,296,727	20,751,798	--	582,401,825
Fidelity Series International Small Cap Fund	125,912,507	10,048,132	7,094,339	--	133,804,799
Fidelity Series International Value Fund	533,150,816	54,042,335	24,229,078	--	584,719,805
Fidelity Series Intrinsic Opportunities Fund	322,160,798	14,870,549	--	2,431,622	357,913,590
Fidelity Series Investment Grade Bond Fund	29,823,232	4,329,142	5,913,464	369,306	29,042,259
Fidelity Series Long-Term Treasury Bond Index Fund	--	35,507	887	145	33,406
Fidelity Series Opportunistic Insights Fund	284,651,988	9,904,151	18,231,567	--	290,778,235
Fidelity Series Real Estate Equity Fund	52,942,465	5,233,053	5,983,884	461,776	51,120,291
Fidelity Series Real Estate Income Fund	30,462,027	2,486,387	1,893,598	776,353	32,014,910
Fidelity Series Short-Term Credit Fund	1,041,816	55,915	69,816	5,108	1,032,203
Fidelity Series Small Cap Discovery Fund	76,103,500	2,491,059	4,100,647	96,938	78,766,330
Fidelity Series Small Cap Opportunities Fund	228,924,297	5,379,317	13,842,760	601,483	240,138,310
Fidelity Series Stock Selector Large Cap Value Fund	375,509,642	48,935,763	17,557,282	--	431,956,393
Total	$5,961,087,806	$394,297,423	$481,265,205	$20,584,764	$6,301,846,366

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $5,526,257,925) — See accompanying schedule		$6,301,846,366
Receivable for investments sold		11,105,743
Receivable for fund shares sold		5,718,168
Total assets		6,318,670,277
Liabilities
Payable for investments purchased	$4,513,638
Payable for fund shares redeemed	12,310,067
Total liabilities		16,823,705
Net Assets		$6,301,846,572
Net Assets consist of:
Paid in capital		$5,506,794,979
Undistributed net investment income		20,578,736
Accumulated undistributed net realized gain (loss) on investments		(1,115,584)
Net unrealized appreciation (depreciation) on investments		775,588,441
Net Assets, for 481,338,350 shares outstanding		$6,301,846,572
Net Asset Value, offering price and redemption price per share ($6,301,846,572 ÷ 481,338,350 shares)		$13.09

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$20,584,764
Expenses
Independent trustees' fees and expenses	$13,591
Total expenses before reductions	13,591
Expense reductions	(13,591)	–
Net investment income (loss)		20,584,764
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	22,731,072
Capital gain distributions from underlying funds	3,245,534
Total net realized gain (loss)		25,976,606
Change in net unrealized appreciation (depreciation) on underlying funds		404,995,260
Net gain (loss)		430,971,866
Net increase (decrease) in net assets resulting from operations		$451,556,630

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,584,764	$89,543,831
Net realized gain (loss)	25,976,606	230,624,292
Change in net unrealized appreciation (depreciation)	404,995,260	(542,740,379)
Net increase (decrease) in net assets resulting from operations	451,556,630	(222,572,256)
Distributions to shareholders from net investment income	(1,433,143)	(91,646,599)
Distributions to shareholders from net realized gain	(140,464,335)	(254,170,239)
Total distributions	(141,897,478)	(345,816,838)
Share transactions
Proceeds from sales of shares	583,758,882	1,391,620,967
Reinvestment of distributions	141,083,673	344,791,446
Cost of shares redeemed	(693,742,884)	(1,496,280,333)
Net increase (decrease) in net assets resulting from share transactions	31,099,671	240,132,080
Total increase (decrease) in net assets	340,758,823	(328,257,014)
Net Assets
Beginning of period	5,961,087,749	6,289,344,763
End of period	$6,301,846,572	$5,961,087,749
Other Information
Undistributed net investment income end of period	$20,578,736	$1,427,115
Shares
Sold	46,153,018	108,051,819
Issued in reinvestment of distributions	11,650,183	26,289,610
Redeemed	(54,965,313)	(115,780,170)
Net increase (decrease)	2,837,888	18,561,259

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom 2035 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.46	$13.67	$13.62	$12.57	$11.68	$12.04
Income from Investment Operations
Net investment income (loss)A	.04	.19	.22	.18	.20	.18
Net realized and unrealized gain (loss)	.89	(.65)	.80	1.63	.93	(.14)
Total from investment operations	.93	(.46)	1.02	1.81	1.13	.04
Distributions from net investment income	–B	(.20)	(.23)	(.19)	(.21)	(.19)
Distributions from net realized gain	(.29)	(.55)	(.75)	(.57)	(.03)	(.21)
Total distributions	(.30)C	(.75)	(.97)D	(.76)	(.24)	(.40)
Net asset value, end of period	$13.09	$12.46	$13.67	$13.62	$12.57	$11.68
Total ReturnE,F	7.63%	(3.59)%	7.90%	14.76%	9.85%	.63%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %J	-%	-%	-%	-%	-%
Expenses net of all reductions	- %J	-%	-%	-%	-%	-%
Net investment income (loss)	.67%J	1.48%	1.62%	1.42%	1.70%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$6,301,847	$5,961,088	$6,289,345	$6,183,144	$5,648,531	$5,857,392
Portfolio turnover rateG	13%J	15%	18%	54%	36%	30%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.30 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.294 per share.

 D Total distributions of $.97 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.746 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 I Amount represents less than .005%.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Emerging Markets Fund	10.0	9.4
Fidelity Series Equity-Income Fund	9.9	9.6
Fidelity Series International Value Fund	9.3	8.9
Fidelity Series International Growth Fund	9.2	9.0
Fidelity Series Growth Company Fund	8.6	8.8
Fidelity Series Growth & Income Fund	7.2	7.3
Fidelity Series Stock Selector Large Cap Value Fund	6.9	6.3
Fidelity Series Intrinsic Opportunities Fund	5.7	5.4
Fidelity Series Blue Chip Growth Fund	4.9	4.9
Fidelity Series Opportunistic Insights Fund	4.6	4.8
	76.3	74.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	63.9%
International Equity Funds	30.6%
Bond Funds	5.5%

Six months ago
Domestic Equity Funds	65.1%
International Equity Funds	29.4%
Bond Funds	5.4%
Short-Term Funds	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2040 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.9%
	Shares	Value
Fidelity Series 100 Index Fund (a)	10,255,548	$146,449,230
Fidelity Series 1000 Value Index Fund (a)	14,362,698	160,431,335
Fidelity Series All-Sector Equity Fund (a)	20,690,295	277,870,667
Fidelity Series Blue Chip Growth Fund (a)	28,308,233	332,055,573
Fidelity Series Commodity Strategy Fund (a)(b)	20,980,816	110,988,517
Fidelity Series Equity-Income Fund (a)	53,844,771	666,059,815
Fidelity Series Growth & Income Fund (a)	36,393,477	487,308,654
Fidelity Series Growth Company Fund (a)	43,019,082	576,885,896
Fidelity Series Intrinsic Opportunities Fund (a)	25,478,534	382,942,362
Fidelity Series Opportunistic Insights Fund (a)	20,318,681	310,875,825
Fidelity Series Real Estate Equity Fund (a)	3,972,076	54,695,480
Fidelity Series Small Cap Discovery Fund (a)	7,983,525	84,146,350
Fidelity Series Small Cap Opportunities Fund (a)	19,525,540	256,760,854
Fidelity Series Stock Selector Large Cap Value Fund (a)	39,174,373	461,865,861
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,610,743,799)		4,309,336,419

International Equity Funds - 30.6%
Fidelity Series Emerging Markets Fund (a)	39,903,531	671,177,388
Fidelity Series International Growth Fund (a)	44,512,353	623,172,943
Fidelity Series International Small Cap Fund (a)	9,195,360	143,171,757
Fidelity Series International Value Fund (a)	65,997,116	625,652,659
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,896,859,539)		2,063,174,747

Bond Funds - 5.5%
Fidelity Series Emerging Markets Debt Fund (a)	4,381,546	45,392,813
Fidelity Series Floating Rate High Income Fund (a)	1,800,803	16,963,562
Fidelity Series High Income Fund (a)	21,769,559	203,763,071
Fidelity Series Inflation-Protected Bond Index Fund (a)	3,597,500	36,226,826
Fidelity Series Investment Grade Bond Fund (a)	2,646,142	30,695,243
Fidelity Series Long-Term Treasury Bond Index Fund (a)	3,653	35,248
Fidelity Series Real Estate Income Fund (a)	3,059,305	34,325,404
TOTAL BOND FUNDS
(Cost $374,779,270)		367,402,167

Short-Term Funds - 0.0%
Fidelity Series Government Money Market Fund 0.29% (a)(c)	1,968,662	1,968,662
Fidelity Series Short-Term Credit Fund (a)	110,143	1,104,732
TOTAL SHORT-TERM FUNDS
(Cost $3,067,593)		3,073,394
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $5,885,450,201)		6,742,986,727
NET OTHER ASSETS (LIABILITIES) - 0.0%		(11)
NET ASSETS - 100%		$6,742,986,716

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Institutional Class 0.59%	$2,041,947	$4,932	$2,046,880	$928	$--
Fidelity Series 100 Index Fund	144,528,586	3,155,972	9,865,145	--	146,449,230
Fidelity Series 1000 Value Index Fund	81,705,902	77,210,239	4,714,852	--	160,431,335
Fidelity Series All-Sector Equity Fund	456,005,832	6,729,194	214,354,395	--	277,870,667
Fidelity Series Blue Chip Growth Fund	316,187,504	8,309,811	17,644,092	594,224	332,055,573
Fidelity Series Commodity Strategy Fund	81,044,966	26,355,303	2,854,346	--	110,988,517
Fidelity Series Emerging Markets Debt Fund	41,221,070	1,751,843	1,362,349	1,192,445	45,392,813
Fidelity Series Emerging Markets Fund	598,815,169	12,315,806	17,296,182	--	671,177,388
Fidelity Series Equity-Income Fund	611,987,622	39,691,161	32,319,852	5,409,390	666,059,815
Fidelity Series Floating Rate High Income Fund	16,226,060	595,425	651,611	363,846	16,963,562
Fidelity Series Government Money Market Fund 0.29%	--	2,011,098	42,437	1,856	1,968,662
Fidelity Series Growth & Income Fund	469,727,283	12,323,474	30,352,283	3,882,735	487,308,654
Fidelity Series Growth Company Fund	561,884,413	5,777	37,932,353	--	576,885,896
Fidelity Series High Income Fund	189,611,638	5,521,793	6,387,149	5,521,796	203,763,071
Fidelity Series Inflation-Protected Bond Index Fund	32,619,212	4,119,487	1,135,021	14,172	36,226,826
Fidelity Series International Growth Fund	575,590,222	38,062,123	20,229,548	--	623,172,943
Fidelity Series International Small Cap Fund	134,985,920	10,030,491	7,124,325	--	143,171,757
Fidelity Series International Value Fund	571,397,916	54,857,629	23,854,131	--	625,652,659
Fidelity Series Intrinsic Opportunities Fund	346,797,974	13,761,493	--	2,603,148	382,942,362
Fidelity Series Investment Grade Bond Fund	31,961,942	4,501,053	6,630,278	394,502	30,695,243
Fidelity Series Long-Term Treasury Bond Index Fund	--	37,660	1,119	153	35,248
Fidelity Series Opportunistic Insights Fund	305,079,988	9,352,207	19,027,687	--	310,875,825
Fidelity Series Real Estate Equity Fund	56,565,474	5,758,310	6,489,706	494,820	54,695,480
Fidelity Series Real Estate Income Fund	32,690,532	2,543,648	1,940,910	833,241	34,325,404
Fidelity Series Short-Term Credit Fund	1,078,943	93,972	72,711	5,436	1,104,732
Fidelity Series Small Cap Discovery Fund	81,563,395	2,016,454	4,004,893	104,031	84,146,350
Fidelity Series Small Cap Opportunities Fund	245,489,020	4,730,337	14,526,883	643,599	256,760,854
Fidelity Series Stock Selector Large Cap Value Fund	401,757,651	50,506,370	17,228,031	--	461,865,861
Total	$6,388,566,181	$396,353,062	$500,089,169	$22,060,322	$6,742,986,727

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $5,885,450,201) — See accompanying schedule		$6,742,986,727
Receivable for investments sold		10,708,276
Receivable for fund shares sold		6,089,005
Total assets		6,759,784,008
Liabilities
Payable for investments purchased	$4,983,412
Payable for fund shares redeemed	11,813,880
Total liabilities		16,797,292
Net Assets		$6,742,986,716
Net Assets consist of:
Paid in capital		$5,859,343,105
Undistributed net investment income		21,971,038
Accumulated undistributed net realized gain (loss) on investments		4,136,047
Net unrealized appreciation (depreciation) on investments		857,536,526
Net Assets, for 733,397,249 shares outstanding		$6,742,986,716
Net Asset Value, offering price and redemption price per share ($6,742,986,716 ÷ 733,397,249 shares)		$9.19

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$22,060,322
Expenses
Independent trustees' fees and expenses	$14,565
Total expenses before reductions	14,565
Expense reductions	(14,565)	–
Net investment income (loss)		22,060,322
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	22,793,525
Capital gain distributions from underlying funds	3,472,506
Total net realized gain (loss)		26,266,031
Change in net unrealized appreciation (depreciation) on underlying funds		435,363,117
Net gain (loss)		461,629,148
Net increase (decrease) in net assets resulting from operations		$483,689,470

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,060,322	$96,864,192
Net realized gain (loss)	26,266,031	265,037,432
Change in net unrealized appreciation (depreciation)	435,363,117	(605,732,454)
Net increase (decrease) in net assets resulting from operations	483,689,470	(243,830,830)
Distributions to shareholders from net investment income	(3,645,606)	(98,407,460)
Distributions to shareholders from net realized gain	(150,928,365)	(295,579,053)
Total distributions	(154,573,971)	(393,986,513)
Share transactions
Proceeds from sales of shares	571,678,747	1,349,322,844
Reinvestment of distributions	153,232,167	391,705,825
Cost of shares redeemed	(699,605,806)	(1,615,836,532)
Net increase (decrease) in net assets resulting from share transactions	25,305,108	125,192,137
Total increase (decrease) in net assets	354,420,607	(512,625,206)
Net Assets
Beginning of period	6,388,566,109	6,901,191,315
End of period	$6,742,986,716	$6,388,566,109
Other Information
Undistributed net investment income end of period	$21,971,038	$3,556,322
Shares
Sold	64,382,615	148,778,116
Issued in reinvestment of distributions	18,027,314	42,450,532
Redeemed	(78,960,813)	(177,637,217)
Net increase (decrease)	3,449,116	13,591,431

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom 2040 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.75	$9.63	$9.62	$8.78	$8.15	$8.41
Income from Investment Operations
Net investment income (loss)A	.03	.13	.15	.13	.14	.12
Net realized and unrealized gain (loss)	.62	(.46)	.57	1.17	.66	(.10)
Total from investment operations	.65	(.33)	.72	1.30	.80	.02
Distributions from net investment income	(.01)	(.14)	(.16)	(.13)	(.15)	(.13)
Distributions from net realized gain	(.21)	(.41)	(.55)	(.33)	(.02)	(.15)
Total distributions	(.21)B	(.55)	(.71)	(.46)	(.17)	(.28)
Net asset value, end of period	$9.19	$8.75	$9.63	$9.62	$8.78	$8.15
Total ReturnC,D	7.65%	(3.62)%	7.86%	15.08%	9.94%	.58%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %H	-%	-%	-%	-%	-%
Expenses net of all reductions	- %H	-%	-%	-%	-%	-%
Net investment income (loss)	.67%H	1.47%	1.61%	1.40%	1.70%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$6,742,987	$6,388,566	$6,901,191	$7,016,128	$6,758,570	$7,293,065
Portfolio turnover rateE	12%H	16%	17%	49%	33%	27%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.21 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.207 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Emerging Markets Fund	10.0	9.4
Fidelity Series Equity-Income Fund	9.9	9.6
Fidelity Series International Value Fund	9.3	8.9
Fidelity Series International Growth Fund	9.2	9.0
Fidelity Series Growth Company Fund	8.4	8.8
Fidelity Series Growth & Income Fund	7.2	7.3
Fidelity Series Stock Selector Large Cap Value Fund	6.9	6.3
Fidelity Series Intrinsic Opportunities Fund	5.7	5.5
Fidelity Series Blue Chip Growth Fund	4.9	4.9
Fidelity Series Opportunistic Insights Fund	4.6	4.8
	76.1	74.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	63.9%
International Equity Funds	30.6%
Bond Funds	5.4%
Short-Term Funds	0.1%

Six months ago
Domestic Equity Funds	65.1%
International Equity Funds	29.4%
Bond Funds	5.4%
Short-Term Funds	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2045 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.9%
	Shares	Value
Fidelity Series 100 Index Fund (a)	4,781,341	$68,277,546
Fidelity Series 1000 Value Index Fund (a)	6,729,438	75,167,828
Fidelity Series All-Sector Equity Fund (a)	9,653,584	129,647,629
Fidelity Series Blue Chip Growth Fund (a)	13,218,923	155,057,972
Fidelity Series Commodity Strategy Fund (a)(b)	9,984,280	52,816,841
Fidelity Series Equity-Income Fund (a)	25,132,322	310,886,823
Fidelity Series Growth & Income Fund (a)	16,998,823	227,614,242
Fidelity Series Growth Company Fund (a)	19,739,213	264,702,852
Fidelity Series Intrinsic Opportunities Fund (a)	11,917,467	179,119,528
Fidelity Series Opportunistic Insights Fund (a)	9,496,231	145,292,332
Fidelity Series Real Estate Equity Fund (a)	1,852,791	25,512,927
Fidelity Series Small Cap Discovery Fund (a)	3,735,291	39,369,966
Fidelity Series Small Cap Opportunities Fund (a)	9,117,329	119,892,881
Fidelity Series Stock Selector Large Cap Value Fund (a)	18,295,519	215,704,164
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,657,951,032)		2,009,063,531

International Equity Funds - 30.6%
Fidelity Series Emerging Markets Fund (a)	18,612,059	313,054,833
Fidelity Series International Growth Fund (a)	20,740,231	290,363,228
Fidelity Series International Small Cap Fund (a)	4,284,542	66,710,326
Fidelity Series International Value Fund (a)	30,750,938	291,518,893
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $867,413,341)		961,647,280

Bond Funds - 5.4%
Fidelity Series Emerging Markets Debt Fund (a)	2,031,123	21,042,433
Fidelity Series Floating Rate High Income Fund (a)	833,163	7,848,392
Fidelity Series High Income Fund (a)	9,837,871	92,082,476
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,785,066	17,975,618
Fidelity Series Investment Grade Bond Fund (a)	1,276,806	14,810,950
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,779	17,171
Fidelity Series Real Estate Income Fund (a)	1,417,460	15,903,905
TOTAL BOND FUNDS
(Cost $172,593,195)		169,680,945

Short-Term Funds - 0.1%
Fidelity Series Government Money Market Fund 0.29% (a)(c)	950,733	950,733
Fidelity Series Short-Term Credit Fund (a)	51,380	515,338
TOTAL SHORT-TERM FUNDS
(Cost $1,463,135)		1,466,071
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,699,420,703)		3,141,857,827
NET OTHER ASSETS (LIABILITIES) - 0.0%		(7)
NET ASSETS - 100%		$3,141,857,820

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Institutional Class 0.59%	$947,216	$6,026	$953,242	$436	$--
Fidelity Series 100 Index Fund	65,803,373	3,535,884	5,044,148	--	68,277,546
Fidelity Series 1000 Value Index Fund	37,122,023	37,598,704	2,422,228	--	75,167,828
Fidelity Series All-Sector Equity Fund	207,816,099	8,305,105	100,066,365	--	129,647,629
Fidelity Series Blue Chip Growth Fund	144,056,686	8,435,738	9,112,714	277,072	155,057,972
Fidelity Series Commodity Strategy Fund	37,065,965	14,239,423	1,497,969	--	52,816,841
Fidelity Series Emerging Markets Debt Fund	18,756,472	1,302,709	752,037	548,096	21,042,433
Fidelity Series Emerging Markets Fund	273,148,747	12,819,097	8,703,676	--	313,054,833
Fidelity Series Equity-Income Fund	278,917,934	27,733,707	17,301,125	2,484,320	310,886,823
Fidelity Series Floating Rate High Income Fund	7,310,053	478,196	300,902	165,947	7,848,392
Fidelity Series Government Money Market Fund 0.29%	--	972,036	21,303	888	950,733
Fidelity Series Growth & Income Fund	214,071,267	12,362,656	15,284,775	1,779,202	227,614,242
Fidelity Series Growth Company Fund	255,698,304	23,832	15,326,058	--	264,702,852
Fidelity Series High Income Fund	86,194,805	2,500,651	3,417,360	2,500,633	92,082,476
Fidelity Series Inflation-Protected Bond Index Fund	14,891,762	3,312,971	519,468	6,610	17,975,618
Fidelity Series International Growth Fund	262,537,558	25,615,304	11,525,352	--	290,363,228
Fidelity Series International Small Cap Fund	61,553,434	6,429,994	3,737,003	--	66,710,326
Fidelity Series International Value Fund	260,624,130	33,342,175	13,242,044	--	291,518,893
Fidelity Series Intrinsic Opportunities Fund	159,627,697	9,123,619	--	1,215,301	179,119,528
Fidelity Series Investment Grade Bond Fund	14,573,489	2,475,153	2,632,249	183,536	14,810,950
Fidelity Series Long-Term Treasury Bond Index Fund	--	17,984	206	74	17,171
Fidelity Series Opportunistic Insights Fund	138,960,626	8,747,489	9,568,765	--	145,292,332
Fidelity Series Real Estate Equity Fund	25,657,430	3,319,973	2,922,838	228,134	25,512,927
Fidelity Series Real Estate Income Fund	14,852,237	1,562,868	981,314	382,789	15,903,905
Fidelity Series Short-Term Credit Fund	505,128	47,118	39,027	2,525	515,338
Fidelity Series Small Cap Discovery Fund	37,033,000	2,176,835	1,951,256	47,722	39,369,966
Fidelity Series Small Cap Opportunities Fund	111,722,534	5,720,413	7,285,544	300,075	119,892,881
Fidelity Series Stock Selector Large Cap Value Fund	183,524,487	29,244,852	9,437,302	--	215,704,164
Total	$2,912,972,456	$261,450,512	$244,046,270	$10,123,360	$3,141,857,827

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $2,699,420,703) — See accompanying schedule		$3,141,857,827
Cash		3
Receivable for investments sold		3,113,121
Receivable for fund shares sold		4,747,467
Total assets		3,149,718,418
Liabilities
Payable for investments purchased	$2,867,234
Payable for fund shares redeemed	4,993,364
Total liabilities		7,860,598
Net Assets		$3,141,857,820
Net Assets consist of:
Paid in capital		$2,690,240,349
Undistributed net investment income		9,983,148
Accumulated undistributed net realized gain (loss) on investments		(802,801)
Net unrealized appreciation (depreciation) on investments		442,437,124
Net Assets, for 302,411,868 shares outstanding		$3,141,857,820
Net Asset Value, offering price and redemption price per share ($3,141,857,820 ÷ 302,411,868 shares)		$10.39

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$10,123,360
Expenses
Independent trustees' fees and expenses	$6,687
Total expenses before reductions	6,687
Expense reductions	(6,687)	–
Net investment income (loss)		10,123,360
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	14,695,758
Capital gain distributions from underlying funds	1,615,279
Total net realized gain (loss)		16,311,037
Change in net unrealized appreciation (depreciation) on underlying funds		196,785,360
Net gain (loss)		213,096,397
Net increase (decrease) in net assets resulting from operations		$223,219,757

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,123,360	$43,106,594
Net realized gain (loss)	16,311,037	109,345,742
Change in net unrealized appreciation (depreciation)	196,785,360	(257,102,571)
Net increase (decrease) in net assets resulting from operations	223,219,757	(104,650,235)
Distributions to shareholders from net investment income	(1,776,667)	(44,002,104)
Distributions to shareholders from net realized gain	(68,114,125)	(119,597,691)
Total distributions	(69,890,792)	(163,599,795)
Share transactions
Proceeds from sales of shares	405,492,883	925,423,144
Reinvestment of distributions	69,414,074	163,254,218
Cost of shares redeemed	(399,350,555)	(901,380,813)
Net increase (decrease) in net assets resulting from share transactions	75,556,402	187,296,549
Total increase (decrease) in net assets	228,885,367	(80,953,481)
Net Assets
Beginning of period	2,912,972,453	2,993,925,934
End of period	$3,141,857,820	$2,912,972,453
Other Information
Undistributed net investment income end of period	$9,983,148	$1,636,455
Shares
Sold	40,395,976	90,620,446
Issued in reinvestment of distributions	7,223,115	15,691,158
Redeemed	(39,858,320)	(87,834,689)
Net increase (decrease)	7,760,771	18,476,915

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom 2045 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$9.89	$10.84	$11.09	$10.42	$9.65	$9.98
Income from Investment Operations
Net investment income (loss)A	.03	.15	.17	.15	.17	.15
Net realized and unrealized gain (loss)	.71	(.52)	.64	1.39	.79	(.15)
Total from investment operations	.74	(.37)	.81	1.54	.96	–
Distributions from net investment income	(.01)	(.16)	(.18)	(.15)	(.17)	(.15)
Distributions from net realized gain	(.23)	(.43)	(.89)	(.72)	(.02)	(.17)
Total distributions	(.24)	(.58)B	(1.06)C	(.87)	(.19)	(.33)D
Net asset value, end of period	$10.39	$9.89	$10.84	$11.09	$10.42	$9.65
Total ReturnE,F	7.64%	(3.59)%	7.93%	15.38%	10.14%	.29%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %J	-%	-%	-%	-%	-%
Expenses net of all reductions	- %J	-%	-%	-%	-%	-%
Net investment income (loss)	.67%J	1.48%	1.62%	1.42%	1.75%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$3,141,858	$2,912,972	$2,993,926	$2,885,106	$2,480,465	$2,432,828
Portfolio turnover rateG	16%J	17%	21%	53%	45%	40%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.58 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.427 per share.

 C Total distributions of $1.06 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.886 per share.

 D Total distributions of $.33 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.174 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 I Amount represents less than .005%.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Emerging Markets Fund	10.0	9.4
Fidelity Series Equity-Income Fund	9.9	9.6
Fidelity Series International Value Fund	9.3	9.0
Fidelity Series International Growth Fund	9.2	9.0
Fidelity Series Growth Company Fund	8.4	8.8
Fidelity Series Growth & Income Fund	7.3	7.3
Fidelity Series Stock Selector Large Cap Value Fund	6.9	6.3
Fidelity Series Intrinsic Opportunities Fund	5.7	5.5
Fidelity Series Blue Chip Growth Fund	4.9	4.9
Fidelity Series Opportunistic Insights Fund	4.6	4.8
	76.2	74.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	64.0%
International Equity Funds	30.6%
Bond Funds	5.4%

Six months ago
Domestic Equity Funds	65.1%
International Equity Funds	29.5%
Bond Funds	5.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2050 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.0%
	Shares	Value
Fidelity Series 100 Index Fund (a)	3,927,125	$56,079,340
Fidelity Series 1000 Value Index Fund (a)	5,538,335	61,863,201
Fidelity Series All-Sector Equity Fund (a)	7,930,853	106,511,359
Fidelity Series Blue Chip Growth Fund (a)	10,861,976	127,410,983
Fidelity Series Commodity Strategy Fund (a)(b)	8,235,101	43,563,687
Fidelity Series Equity-Income Fund (a)	20,650,863	255,451,171
Fidelity Series Growth & Income Fund (a)	13,970,598	187,066,301
Fidelity Series Growth Company Fund (a)	16,129,192	216,292,469
Fidelity Series Intrinsic Opportunities Fund (a)	9,757,472	146,654,804
Fidelity Series Opportunistic Insights Fund (a)	7,805,919	119,430,560
Fidelity Series Real Estate Equity Fund (a)	1,522,751	20,968,282
Fidelity Series Small Cap Discovery Fund (a)	3,072,431	32,383,427
Fidelity Series Small Cap Opportunities Fund (a)	7,491,666	98,515,412
Fidelity Series Stock Selector Large Cap Value Fund (a)	15,037,599	177,293,296
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,361,077,940)		1,649,484,292

International Equity Funds - 30.6%
Fidelity Series Emerging Markets Fund (a)	15,291,185	257,197,735
Fidelity Series International Growth Fund (a)	17,025,931	238,363,032
Fidelity Series International Small Cap Fund (a)	3,517,236	54,763,364
Fidelity Series International Value Fund (a)	25,243,814	239,311,354
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $709,294,730)		789,635,485

Bond Funds - 5.4%
Fidelity Series Emerging Markets Debt Fund (a)	1,667,410	17,274,368
Fidelity Series Floating Rate High Income Fund (a)	688,186	6,482,708
Fidelity Series High Income Fund (a)	7,995,001	74,833,208
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,480,855	14,912,208
Fidelity Series Investment Grade Bond Fund (a)	1,061,248	12,310,477
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,501	14,489
Fidelity Series Real Estate Income Fund (a)	1,161,533	13,032,397
TOTAL BOND FUNDS
(Cost $141,851,736)		138,859,855

Short-Term Funds - 0.0%
Fidelity Series Government Money Market Fund 0.29% (a)(c)	780,708	780,708
Fidelity Series Short-Term Credit Fund (a)	42,278	424,044
TOTAL SHORT-TERM FUNDS
(Cost $1,202,151)		1,204,752
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,213,426,557)		2,579,184,384
NET OTHER ASSETS (LIABILITIES) - 0.0%		(21)
NET ASSETS - 100%		$2,579,184,363

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Institutional Class 0.59%	$768,326	$6,212	$774,538	$354	$--
Fidelity Series 100 Index Fund	53,463,025	3,250,730	3,881,632	--	56,079,340
Fidelity Series 1000 Value Index Fund	30,118,880	31,080,099	1,675,004	--	61,863,201
Fidelity Series All-Sector Equity Fund	168,611,304	7,782,204	80,965,394	--	106,511,359
Fidelity Series Blue Chip Growth Fund	116,880,898	7,888,610	6,898,259	227,081	127,410,983
Fidelity Series Commodity Strategy Fund	30,135,468	12,075,512	1,122,993	--	43,563,687
Fidelity Series Emerging Markets Debt Fund	15,230,843	1,172,591	543,760	446,820	17,274,368
Fidelity Series Emerging Markets Fund	221,677,165	12,116,595	5,823,646	--	257,197,735
Fidelity Series Equity-Income Fund	226,287,224	24,337,055	12,732,543	2,022,198	255,451,171
Fidelity Series Floating Rate High Income Fund	5,970,275	435,891	219,443	136,085	6,482,708
Fidelity Series Government Money Market Fund 0.29%	--	794,559	13,852	725	780,708
Fidelity Series Growth & Income Fund	173,686,957	11,535,201	11,592,513	1,447,029	187,066,301
Fidelity Series Growth Company Fund	207,316,024	409,560	11,233,748	--	216,292,469
Fidelity Series High Income Fund	69,754,881	2,025,029	2,458,283	2,025,009	74,833,208
Fidelity Series Inflation-Protected Bond Index Fund	12,038,210	3,024,642	388,123	5,386	14,912,208
Fidelity Series International Growth Fund	213,030,573	22,485,770	8,363,622	--	238,363,032
Fidelity Series International Small Cap Fund	49,948,269	5,552,580	2,758,921	--	54,763,364
Fidelity Series International Value Fund	211,476,024	28,674,199	9,685,270	--	239,311,354
Fidelity Series Intrinsic Opportunities Fund	129,645,600	8,546,782	--	993,716	146,654,804
Fidelity Series Investment Grade Bond Fund	11,823,820	2,190,731	2,025,045	149,704	12,310,477
Fidelity Series Long-Term Treasury Bond Index Fund	--	15,149	159	62	14,489
Fidelity Series Opportunistic Insights Fund	112,623,958	8,197,017	7,232,774	--	119,430,560
Fidelity Series Real Estate Equity Fund	20,817,173	2,848,127	2,248,745	186,103	20,968,282
Fidelity Series Real Estate Income Fund	12,035,472	1,361,488	745,917	311,835	13,032,397
Fidelity Series Short-Term Credit Fund	410,011	41,505	29,197	2,059	424,044
Fidelity Series Small Cap Discovery Fund	29,925,715	2,099,001	1,365,380	38,802	32,383,427
Fidelity Series Small Cap Opportunities Fund	90,607,109	5,428,397	5,462,539	245,924	98,515,412
Fidelity Series Stock Selector Large Cap Value Fund	149,097,910	25,070,634	6,965,517	--	177,293,296
Total	$2,363,381,114	$230,445,870	$187,206,817	$8,238,892	$2,579,184,384

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $2,213,426,557) — See accompanying schedule		$2,579,184,384
Cash		3
Receivable for investments sold		2,373,349
Receivable for fund shares sold		4,780,035
Total assets		2,586,337,771
Liabilities
Payable for investments purchased	$3,193,213
Payable for fund shares redeemed	3,960,195
Total liabilities		7,153,408
Net Assets		$2,579,184,363
Net Assets consist of:
Paid in capital		$2,206,019,045
Undistributed net investment income		8,119,948
Accumulated undistributed net realized gain (loss) on investments		(712,457)
Net unrealized appreciation (depreciation) on investments		365,757,827
Net Assets, for 247,038,336 shares outstanding		$2,579,184,363
Net Asset Value, offering price and redemption price per share ($2,579,184,363 ÷ 247,038,336 shares)		$10.44

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$8,238,892
Expenses
Independent trustees' fees and expenses	$5,437
Total expenses before reductions	5,437
Expense reductions	(5,437)	–
Net investment income (loss)		8,238,892
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	11,539,882
Capital gain distributions from underlying funds	1,320,938
Total net realized gain (loss)		12,860,820
Change in net unrealized appreciation (depreciation) on underlying funds		161,024,328
Net gain (loss)		173,885,148
Net increase (decrease) in net assets resulting from operations		$182,124,040

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,238,892	$34,561,605
Net realized gain (loss)	12,860,820	89,011,723
Change in net unrealized appreciation (depreciation)	161,024,328	(205,753,358)
Net increase (decrease) in net assets resulting from operations	182,124,040	(82,180,030)
Distributions to shareholders from net investment income	(1,196,979)	(35,426,150)
Distributions to shareholders from net realized gain	(55,322,797)	(97,594,012)
Total distributions	(56,519,776)	(133,020,162)
Share transactions
Proceeds from sales of shares	360,159,466	795,603,240
Reinvestment of distributions	55,892,254	132,389,605
Cost of shares redeemed	(325,852,764)	(724,719,368)
Net increase (decrease) in net assets resulting from share transactions	90,198,956	203,273,477
Total increase (decrease) in net assets	215,803,220	(11,926,715)
Net Assets
Beginning of period	2,363,381,143	2,375,307,858
End of period	$2,579,184,363	$2,363,381,143
Other Information
Undistributed net investment income end of period	$8,119,948	$1,078,035
Shares
Sold	35,707,793	77,551,171
Issued in reinvestment of distributions	5,791,954	12,655,295
Redeemed	(32,376,690)	(70,163,494)
Net increase (decrease)	9,123,057	20,042,972

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom 2050 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$9.93	$10.90	$11.15	$10.28	$9.51	$9.88
Income from Investment Operations
Net investment income (loss)A	.03	.15	.17	.15	.16	.14
Net realized and unrealized gain (loss)	.72	(.52)	.65	1.41	.79	(.19)
Total from investment operations	.75	(.37)	.82	1.56	.95	(.05)
Distributions from net investment income	(.01)	(.16)	(.18)	(.15)	(.17)	(.14)
Distributions from net realized gain	(.23)	(.44)	(.89)	(.54)	(.02)	(.18)
Total distributions	(.24)	(.60)	(1.07)	(.69)	(.18)B	(.32)
Net asset value, end of period	$10.44	$9.93	$10.90	$11.15	$10.28	$9.51
Total ReturnC,D	7.71%	(3.65)%	7.91%	15.53%	10.18%	(.17)%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %H	-%	-%	-%	-%	-%
Expenses net of all reductions	- %H	-%	-%	-%	-%	-%
Net investment income (loss)	.67%H	1.49%	1.62%	1.41%	1.71%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$2,579,184	$2,363,381	$2,375,308	$2,297,832	$2,069,745	$2,066,305
Portfolio turnover rateE	15%H	17%	23%	57%	44%	41%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.18 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.016 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Emerging Markets Fund	10.0	9.4
Fidelity Series Equity-Income Fund	9.9	9.6
Fidelity Series International Value Fund	9.3	9.0
Fidelity Series International Growth Fund	9.3	9.0
Fidelity Series Growth Company Fund	8.2	8.5
Fidelity Series Growth & Income Fund	7.3	7.3
Fidelity Series Stock Selector Large Cap Value Fund	6.9	6.3
Fidelity Series Intrinsic Opportunities Fund	5.7	5.7
Fidelity Series Blue Chip Growth Fund	5.0	4.9
Fidelity Series Opportunistic Insights Fund	4.7	4.8
	76.3	74.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	64.0%
International Equity Funds	30.7%
Bond Funds	5.3%

Six months ago
Domestic Equity Funds	65.1%
International Equity Funds	29.5%
Bond Funds	5.3%
Short-Term Funds	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2055 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.0%
	Shares	Value
Fidelity Series 100 Index Fund (a)	1,180,381	$16,855,845
Fidelity Series 1000 Value Index Fund (a)	1,655,982	18,497,323
Fidelity Series All-Sector Equity Fund (a)	2,370,725	31,838,837
Fidelity Series Blue Chip Growth Fund (a)	3,286,376	38,549,188
Fidelity Series Commodity Strategy Fund (a)(b)	2,536,620	13,418,721
Fidelity Series Equity-Income Fund (a)	6,207,746	76,789,824
Fidelity Series Growth & Income Fund (a)	4,228,712	56,622,451
Fidelity Series Growth Company Fund (a)	4,755,896	63,776,570
Fidelity Series Intrinsic Opportunities Fund (a)	2,945,100	44,264,860
Fidelity Series Opportunistic Insights Fund (a)	2,365,512	36,192,338
Fidelity Series Real Estate Equity Fund (a)	459,933	6,333,272
Fidelity Series Small Cap Discovery Fund (a)	919,261	9,689,008
Fidelity Series Small Cap Opportunities Fund (a)	2,258,860	29,704,014
Fidelity Series Stock Selector Large Cap Value Fund (a)	4,518,289	53,270,624
TOTAL DOMESTIC EQUITY FUNDS
(Cost $456,102,125)		495,802,875

International Equity Funds - 30.7%
Fidelity Series Emerging Markets Fund (a)	4,607,802	77,503,230
Fidelity Series International Growth Fund (a)	5,120,514	71,687,196
Fidelity Series International Small Cap Fund (a)	1,062,411	16,541,734
Fidelity Series International Value Fund (a)	7,591,999	71,972,152
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $230,935,759)		237,704,312

Bond Funds - 5.3%
Fidelity Series Emerging Markets Debt Fund (a)	494,126	5,119,141
Fidelity Series Floating Rate High Income Fund (a)	204,233	1,923,871
Fidelity Series High Income Fund (a)	2,280,225	21,342,907
Fidelity Series Inflation-Protected Bond Index Fund (a)	463,420	4,666,642
Fidelity Series Investment Grade Bond Fund (a)	334,767	3,883,295
Fidelity Series Long-Term Treasury Bond Index Fund (a)	511	4,927
Fidelity Series Real Estate Income Fund (a)	342,335	3,840,994
TOTAL BOND FUNDS
(Cost $41,390,931)		40,781,777

Short-Term Funds - 0.0%
Fidelity Series Government Money Market Fund 0.29% (a)(c)	252,550	252,550
Fidelity Series Short-Term Credit Fund (a)	13,570	136,110
TOTAL SHORT-TERM FUNDS
(Cost $387,845)		388,660
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $728,816,660)		774,677,624
NET OTHER ASSETS (LIABILITIES) - 0.0%		(78)
NET ASSETS - 100%		$774,677,546

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Institutional Class 0.59%	$210,997	$4,654	$215,651	$100	$--
Fidelity Series 100 Index Fund	14,712,348	2,485,027	1,272,478	--	16,855,845
Fidelity Series 1000 Value Index Fund	8,286,576	10,038,493	497,630	--	18,497,323
Fidelity Series All-Sector Equity Fund	46,395,718	5,690,813	23,430,927	--	31,838,837
Fidelity Series Blue Chip Growth Fund	32,164,948	5,611,223	2,006,430	68,269	38,549,188
Fidelity Series Commodity Strategy Fund	8,354,063	4,885,334	543,748	--	13,418,721
Fidelity Series Emerging Markets Debt Fund	4,154,621	725,218	161,263	127,106	5,119,141
Fidelity Series Emerging Markets Fund	60,995,120	9,800,148	1,790,166	--	77,503,230
Fidelity Series Equity-Income Fund	62,262,981	13,572,494	4,088,296	573,123	76,789,824
Fidelity Series Floating Rate High Income Fund	1,616,113	290,006	65,388	38,610	1,923,871
Fidelity Series Government Money Market Fund 0.29%	--	256,667	4,118	211	252,550
Fidelity Series Growth & Income Fund	47,784,000	8,421,309	3,466,821	406,082	56,622,451
Fidelity Series Growth Company Fund	55,485,371	5,314,428	2,687,502	--	63,776,570
Fidelity Series High Income Fund	18,935,916	1,602,523	734,906	567,147	21,342,907
Fidelity Series Inflation-Protected Bond Index Fund	3,353,582	1,354,066	113,591	1,567	4,666,642
Fidelity Series International Growth Fund	58,632,856	12,285,446	2,451,327	--	71,687,196
Fidelity Series International Small Cap Fund	13,739,803	2,854,779	655,321	--	16,541,734
Fidelity Series International Value Fund	58,203,786	13,921,115	2,734,807	--	71,972,152
Fidelity Series Intrinsic Opportunities Fund	36,795,620	6,193,682	1,177,028	297,784	44,264,860
Fidelity Series Investment Grade Bond Fund	3,249,947	985,854	444,226	43,153	3,883,295
Fidelity Series Long-Term Treasury Bond Index Fund	--	5,087	5	20	4,927
Fidelity Series Opportunistic Insights Fund	31,055,536	5,322,416	1,875,926	--	36,192,338
Fidelity Series Real Estate Equity Fund	5,727,324	1,322,008	567,964	53,640	6,333,272
Fidelity Series Real Estate Income Fund	3,259,636	696,679	219,874	88,903	3,840,994
Fidelity Series Short-Term Credit Fund	112,925	33,168	10,477	596	136,110
Fidelity Series Small Cap Discovery Fund	8,227,953	1,444,274	479,917	11,032	9,689,008
Fidelity Series Small Cap Opportunities Fund	24,975,909	4,236,539	1,805,708	73,951	29,704,014
Fidelity Series Stock Selector Large Cap Value Fund	40,927,588	11,606,664	2,144,117	--	53,270,624
Total	$649,621,237	$130,960,114	$55,645,612	$2,351,294	$774,677,624

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $728,816,660) — See accompanying schedule		$774,677,624
Receivable for investments sold		606,808
Receivable for fund shares sold		2,739,416
Total assets		778,023,848
Liabilities
Payable for investments purchased	$1,370,185
Payable for fund shares redeemed	1,976,117
Total liabilities		3,346,302
Net Assets		$774,677,546
Net Assets consist of:
Paid in capital		$732,686,582
Undistributed net investment income		2,306,126
Accumulated undistributed net realized gain (loss) on investments		(6,176,126)
Net unrealized appreciation (depreciation) on investments		45,860,964
Net Assets, for 66,386,694 shares outstanding		$774,677,546
Net Asset Value, offering price and redemption price per share ($774,677,546 ÷ 66,386,694 shares)		$11.67

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$2,351,294
Expenses
Independent trustees' fees and expenses	$1,537
Total expenses before reductions	1,537
Expense reductions	(1,537)	–
Net investment income (loss)		2,351,294
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(1,314,109)
Capital gain distributions from underlying funds	391,676
Total net realized gain (loss)		(922,433)
Change in net unrealized appreciation (depreciation) on underlying funds		51,055,990
Net gain (loss)		50,133,557
Net increase (decrease) in net assets resulting from operations		$52,484,851

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,351,294	$8,744,517
Net realized gain (loss)	(922,433)	19,302,862
Change in net unrealized appreciation (depreciation)	51,055,990	(46,375,902)
Net increase (decrease) in net assets resulting from operations	52,484,851	(18,328,523)
Distributions to shareholders from net investment income	(364,159)	(8,846,293)
Distributions to shareholders from net realized gain	(14,505,569)	(18,950,018)
Total distributions	(14,869,728)	(27,796,311)
Share transactions
Proceeds from sales of shares	186,850,838	380,942,373
Reinvestment of distributions	14,662,382	27,737,877
Cost of shares redeemed	(114,072,064)	(240,165,521)
Net increase (decrease) in net assets resulting from share transactions	87,441,156	168,514,729
Total increase (decrease) in net assets	125,056,279	122,389,895
Net Assets
Beginning of period	649,621,267	527,231,372
End of period	$774,677,546	$649,621,267
Other Information
Undistributed net investment income end of period	$2,306,126	$318,991
Shares
Sold	16,572,268	33,441,712
Issued in reinvestment of distributions	1,358,886	2,391,611
Redeemed	(10,155,331)	(20,947,202)
Net increase (decrease)	7,775,823	14,886,121

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom 2055 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$11.08	$12.06	$11.73	$10.56	$9.77	$10.00
Income from Investment Operations
Net investment income (loss)B	.04	.17	.19	.16	.20	.13
Net realized and unrealized gain (loss)	.80	(.59)	.72	1.51	.80	(.12)
Total from investment operations	.84	(.42)	.91	1.67	1.00	.01
Distributions from net investment income	(.01)	(.17)	(.18)	(.14)	(.14)	(.11)
Distributions from net realized gain	(.24)	(.39)	(.39)	(.36)	(.06)	(.13)
Total distributions	(.25)	(.56)	(.58)C	(.50)	(.21)D	(.24)
Net asset value, end of period	$11.67	$11.08	$12.06	$11.73	$10.56	$9.77
Total ReturnE,F	7.72%	(3.69)%	7.98%	16.00%	10.39%	.32%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	- %J
Expenses net of fee waivers, if any	- %J	-%	-%	-%	-%	- %J
Expenses net of all reductions	- %J	-%	-%	-%	-%	- %J
Net investment income (loss)	.66%J	1.51%	1.64%	1.40%	1.99%	1.69%J
Supplemental Data
Net assets, end of period (000 omitted)	$774,678	$649,621	$527,231	$350,647	$155,142	$20,978
Portfolio turnover rateG	16%J	20%	21%	47%	45%	8%J

 A For the period June 1, 2011 (commencement of operations) to March 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.58 per share is comprised of distributions from net investment income of $.184 and distributions from net realized gain of $.394 per share.

 D Total distributions of $.21 per share is comprised of distributions from net investment income of $.141 and distributions from net realized gain of $.064 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 I Amount represents less than .005%.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Equity-Income Fund	10.1	9.6
Fidelity Series Emerging Markets Fund	10.0	9.4
Fidelity Series International Value Fund	9.3	9.0
Fidelity Series International Growth Fund	9.3	9.0
Fidelity Series Growth Company Fund	7.8	8.2
Fidelity Series Growth & Income Fund	7.5	7.4
Fidelity Series Stock Selector Large Cap Value Fund	6.9	6.2
Fidelity Series Intrinsic Opportunities Fund	5.7	6.0
Fidelity Series Blue Chip Growth Fund	5.1	4.9
Fidelity Series Opportunistic Insights Fund	4.8	4.8
	76.5	74.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	64.0%
International Equity Funds	30.7%
Bond Funds	5.3%

Six months ago
Domestic Equity Funds	65.1%
International Equity Funds	29.5%
Bond Funds	5.3%
Short-Term Funds	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2060 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.0%
	Shares	Value
Fidelity Series 100 Index Fund (a)	111,821	$1,596,800
Fidelity Series 1000 Value Index Fund (a)	148,748	1,661,514
Fidelity Series All-Sector Equity Fund (a)	220,273	2,958,260
Fidelity Series Blue Chip Growth Fund (a)	316,499	3,712,539
Fidelity Series Commodity Strategy Fund (a)(b)	240,080	1,270,022
Fidelity Series Equity-Income Fund (a)	595,575	7,367,268
Fidelity Series Growth & Income Fund (a)	407,184	5,452,190
Fidelity Series Growth Company Fund (a)	425,766	5,709,520
Fidelity Series Intrinsic Opportunities Fund (a)	279,678	4,203,560
Fidelity Series Opportunistic Insights Fund (a)	228,543	3,496,711
Fidelity Series Real Estate Equity Fund (a)	44,201	608,643
Fidelity Series Small Cap Discovery Fund (a)	87,689	924,245
Fidelity Series Small Cap Opportunities Fund (a)	210,130	2,763,215
Fidelity Series Stock Selector Large Cap Value Fund (a)	429,691	5,066,057
TOTAL DOMESTIC EQUITY FUNDS
(Cost $44,978,834)		46,790,544

International Equity Funds - 30.7%
Fidelity Series Emerging Markets Fund (a)	434,426	7,307,047
Fidelity Series International Growth Fund (a)	483,050	6,762,694
Fidelity Series International Small Cap Fund (a)	100,194	1,560,027
Fidelity Series International Value Fund (a)	716,182	6,789,407
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $21,601,807)		22,419,175

Bond Funds - 5.3%
Fidelity Series Emerging Markets Debt Fund (a)	44,788	464,000
Fidelity Series Floating Rate High Income Fund(a)	19,503	183,715
Fidelity Series High Income Fund (a)	217,163	2,032,646
Fidelity Series Inflation-Protected Bond Index Fund (a)	43,705	440,112
Fidelity Series Investment Grade Bond Fund (a)	31,575	366,275
Fidelity Series Long-Term Treasury Bond Index Fund (a)	54	522
Fidelity Series Real Estate Income Fund (a)	31,251	350,639
TOTAL BOND FUNDS
(Cost $3,723,114)		3,837,909

Short-Term Funds - 0.0%
Fidelity Series Government Money Market Fund 0.29% (a)(c)	23,805	23,805
Fidelity Series Short-Term Credit Fund (a)	1,281	12,853
TOTAL SHORT-TERM FUNDS
(Cost $36,570)		36,658
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $70,340,325)		73,084,286
NET OTHER ASSETS (LIABILITIES) - 0.0%		(6)
NET ASSETS - 100%		$73,084,280

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Institutional Class 0.59%	$15,226	$1,084	$16,310	$8	$--
Fidelity Series 100 Index Fund	1,065,389	587,845	132,371	--	1,596,800
Fidelity Series 1000 Value Index Fund	600,067	1,052,650	46,691	--	1,661,514
Fidelity Series All-Sector Equity Fund	3,360,238	1,242,984	1,907,722	--	2,958,260
Fidelity Series Blue Chip Growth Fund	2,329,980	1,309,634	167,300	6,350	3,712,539
Fidelity Series Commodity Strategy Fund	599,775	666,288	47,728	--	1,270,022
Fidelity Series Emerging Markets Debt Fund	291,446	152,284	11,375	10,136	464,000
Fidelity Series Emerging Markets Fund	4,408,339	2,296,581	122,030	--	7,307,047
Fidelity Series Equity-Income Fund	4,511,205	2,840,553	401,308	45,696	7,367,268
Fidelity Series Floating Rate High Income Fund	116,942	64,746	4,682	3,204	183,715
Fidelity Series Government Money Market Fund 0.29%	--	24,030	225	18	23,805
Fidelity Series Growth & Income Fund	3,460,251	1,954,198	289,032	31,424	5,452,190
Fidelity Series Growth Company Fund	3,844,502	1,473,752	75,039	--	5,709,520
Fidelity Series High Income Fund	1,396,867	560,921	53,090	47,805	2,032,646
Fidelity Series Inflation-Protected Bond Index Fund	239,066	204,017	9,086	126	440,112
Fidelity Series International Growth Fund	4,249,514	2,415,545	169,370	--	6,762,694
Fidelity Series International Small Cap Fund	987,001	558,738	40,324	--	1,560,027
Fidelity Series International Value Fund	4,214,335	2,522,456	169,485	--	6,789,407
Fidelity Series Intrinsic Opportunities Fund	2,826,265	1,451,687	284,718	27,367	4,203,560
Fidelity Series Investment Grade Bond Fund	235,123	173,124	49,236	3,572	366,275
Fidelity Series Long-Term Treasury Bond Index Fund	--	538	1	2	522
Fidelity Series Opportunistic Insights Fund	2,248,924	1,265,618	160,833	--	3,496,711
Fidelity Series Real Estate Equity Fund	414,734	262,083	52,920	4,601	608,643
Fidelity Series Real Estate Income Fund	229,340	130,723	17,048	7,321	350,639
Fidelity Series Short-Term Credit Fund	8,218	5,683	1,089	50	12,853
Fidelity Series Small Cap Discovery Fund	601,342	338,555	58,136	892	924,245
Fidelity Series Small Cap Opportunities Fund	1,808,818	1,005,415	244,719	6,700	2,763,215
Fidelity Series Stock Selector Large Cap Value Fund	2,941,925	2,056,130	168,284	--	5,066,057
Total	$47,004,832	$26,617,862	$4,700,152	$195,272	$73,084,286

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $70,340,325) — See accompanying schedule		$73,084,286
Receivable for fund shares sold		506,004
Total assets		73,590,290
Liabilities
Payable for investments purchased	$486,364
Payable for fund shares redeemed	19,646
Total liabilities		506,010
Net Assets		$73,084,280
Net Assets consist of:
Paid in capital		$70,704,771
Undistributed net investment income		191,132
Accumulated undistributed net realized gain (loss) on investments		(555,584)
Net unrealized appreciation (depreciation) on investments		2,743,961
Net Assets, for 7,059,535 shares outstanding		$73,084,280
Net Asset Value, offering price and redemption price per share ($73,084,280 ÷ 7,059,535 shares)		$10.35

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$195,272
Expenses
Independent trustees' fees and expenses	$121
Total expenses before reductions	121
Expense reductions	(121)	–
Net investment income (loss)		195,272
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(87,924)
Capital gain distributions from underlying funds	35,157
Total net realized gain (loss)		(52,767)
Change in net unrealized appreciation (depreciation) on underlying funds		4,249,666
Net gain (loss)		4,196,899
Net increase (decrease) in net assets resulting from operations		$4,392,171

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$195,272	$433,385
Net realized gain (loss)	(52,767)	740,333
Change in net unrealized appreciation (depreciation)	4,249,666	(1,590,210)
Net increase (decrease) in net assets resulting from operations	4,392,171	(416,492)
Distributions to shareholders from net investment income	(26,622)	(415,873)
Distributions to shareholders from net realized gain	(846,555)	(456,803)
Total distributions	(873,177)	(872,676)
Share transactions
Proceeds from sales of shares	31,661,663	53,186,825
Reinvestment of distributions	845,674	871,532
Cost of shares redeemed	(9,960,981)	(14,718,009)
Net increase (decrease) in net assets resulting from share transactions	22,546,356	39,340,348
Total increase (decrease) in net assets	26,065,350	38,051,180
Net Assets
Beginning of period	47,018,930	8,967,750
End of period	$73,084,280	$47,018,930
Other Information
Undistributed net investment income end of period	$191,132	$22,482
Shares
Sold	3,165,126	5,354,053
Issued in reinvestment of distributions	88,367	87,052
Redeemed	(1,002,394)	(1,491,147)
Net increase (decrease)	2,251,099	3,949,958

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom 2060 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$9.78	$10.45	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.16	.10
Net realized and unrealized gain (loss)	.70	(.53)	.52
Total from investment operations	.73	(.37)	.62
Distributions from net investment income	(.01)	(.12)	(.10)
Distributions from net realized gain	(.16)	(.17)	(.07)
Total distributions	(.16)C	(.30)D	(.17)
Net asset value, end of period	$10.35	$9.78	$10.45
Total ReturnE,F	7.64%	(3.67)%	6.22%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	- %J	-%	- %J
Expenses net of fee waivers, if any	- %J	-%	- %J
Expenses net of all reductions	- %J	-%	- %J
Net investment income (loss)	.67%J	1.67%	1.54%J
Supplemental Data
Net assets, end of period (000 omitted)	$73,084	$47,019	$8,968
Portfolio turnover rateG	16%J	31%	28%J

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.16 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.159 per share.

 D Total distributions of $.30 per share is comprised of distributions from net investment income of $.121 and distributions from net realized gain of $.174 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 I Amount represents less than .005%.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended September 30, 2016

1. Organization.

Fidelity Freedom Income Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund and Fidelity Freedom 2060 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Freedom 2010 Fund, Freedom 2020 Fund and Freedom 2030 Fund, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Freedom Income Fund	$2,030,332,841	$173,123,361	$(17,934,174)	$155,189,187
Fidelity Freedom 2005 Fund	571,803,862	32,299,138	(10,205,401)	22,093,737
Fidelity Freedom 2010 Fund	3,963,886,025	340,249,739	(61,378,570)	278,871,169
Fidelity Freedom 2015 Fund	4,839,592,757	555,168,165	(52,982,891)	502,185,274
Fidelity Freedom 2020 Fund	10,814,738,856	1,275,008,090	(135,778,330)	1,139,229,760
Fidelity Freedom 2025 Fund	8,189,092,118	1,030,334,479	(100,078,575)	930,255,904
Fidelity Freedom 2030 Fund	9,404,972,359	1,318,624,819	(135,394,577)	1,183,230,242
Fidelity Freedom 2035 Fund	5,542,697,422	848,876,433	(89,727,489)	759,148,944
Fidelity Freedom 2040 Fund	5,902,544,556	926,782,481	(86,340,310)	840,442,171
Fidelity Freedom 2045 Fund	2,713,076,592	471,463,254	(42,682,019)	428,781,235
Fidelity Freedom 2050 Fund	2,223,898,128	387,667,695	(32,381,439)	355,286,256
Fidelity Freedom 2055 Fund	733,890,982	54,224,240	(13,437,598)	40,786,642
Fidelity Freedom 2060 Fund	70,847,425	3,339,905	(1,103,044)	2,236,861

The Fidelity Freedom Income Fund elected to defer to the next fiscal year $394,535 of capital losses recognized during the period November 1, 2015 to March 31, 2016.

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Freedom Income Fund	468,538,721	544,486,298
Fidelity Freedom 2005 Fund	114,208,085	126,122,177
Fidelity Freedom 2010 Fund	582,095,966	813,447,323
Fidelity Freedom 2015 Fund	624,163,143	915,978,688
Fidelity Freedom 2020 Fund	1,064,420,857	1,501,992,353
Fidelity Freedom 2025 Fund	792,504,982	914,777,853
Fidelity Freedom 2030 Fund	610,045,219	854,073,393
Fidelity Freedom 2035 Fund	394,297,423	481,265,205
Fidelity Freedom 2040 Fund	396,353,062	500,089,169
Fidelity Freedom 2045 Fund	261,450,512	244,046,270
Fidelity Freedom 2050 Fund	230,445,870	187,206,817
Fidelity Freedom 2055 Fund	130,960,114	55,645,612
Fidelity Freedom 2060 Fund	26,617,862	4,700,152

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of Fidelity Management & Research Company provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

5. Expense Reductions.

FMR voluntarily agreed to reimburse each Fund's operating expenses. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

Fidelity Freedom Income Fund	$4,913
Fidelity Freedom 2005 Fund	1,321
Fidelity Freedom 2010 Fund	9,593
Fidelity Freedom 2015 Fund	12,004
Fidelity Freedom 2020 Fund	26,511
Fidelity Freedom 2025 Fund	19,859
Fidelity Freedom 2030 Fund	23,078
Fidelity Freedom 2035 Fund	13,591
Fidelity Freedom 2040 Fund	14,565
Fidelity Freedom 2045 Fund	6,687
Fidelity Freedom 2050 Fund	5,437
Fidelity Freedom 2055 Fund	1,537
Fidelity Freedom 2060 Fund	121

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Freedom 2020 Fund
Fidelity Series Government Money Market Fund	11%
Fidelity Series Investment Grade Bond Fund	12%
Fidelity Series Long-Term Treasury Bond Index Fund	12%
Fidelity Series Short-Term Credit Fund	13%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series 100 Index Fund	33%
Fidelity Series 1000 Value Index Fund	36%
Fidelity Series All-Sector Equity Fund	34%
Fidelity Series Blue Chip Growth Fund	39%
Fidelity Series Commodity Strategy Fund	30%
Fidelity Series Emerging Markets Debt Fund	36%
Fidelity Series Emerging Markets Fund	35%
Fidelity Series Equity-Income Fund	39%
Fidelity Series Floating Rate High Income Fund	36%
Fidelity Series Government Money Market Fund	40%
Fidelity Series Growth & Income Fund	39%
Fidelity Series Growth Company Fund	39%
Fidelity Series High Income Fund	37%
Fidelity Series Inflation-Protected Bond Index Fund	36%
Fidelity Series International Growth Fund	35%
Fidelity Series International Small Cap Fund	35%
Fidelity Series International Value Fund	34%
Fidelity Series Intrinsic Opportunities Fund	39%
Fidelity Series Investment Grade Bond Fund	41%
Fidelity Series Long-Term Treasury Bond Index Fund	40%
Fidelity Series Opportunistic Insights Fund	39%
Fidelity Series Real Estate Equity Fund	35%
Fidelity Series Real Estate Income Fund	36%
Fidelity Series Short-Term Credit Fund	49%
Fidelity Series Small Cap Discovery Fund	39%
Fidelity Series Small Cap Opportunities Fund	35%
Fidelity Series Stock Selector Large Cap Value Fund	38%

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2016 to September 30, 2016).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2016	Ending Account Value September 30, 2016	Expenses Paid During Period-B April 1, 2016 to September 30, 2016
Fidelity Freedom Income Fund	- %
Actual		$1,000.00	$1,044.00	$-
Hypothetical-C		$1,000.00	$1,025.07	$-
Fidelity Freedom 2005 Fund	- %
Actual		$1,000.00	$1,050.50	$-
Hypothetical-C		$1,000.00	$1,025.07	$-
Fidelity Freedom 2010 Fund	- %
Actual		$1,000.00	$1,055.40	$-
Hypothetical-C		$1,000.00	$1,025.07	$-
Fidelity Freedom 2015 Fund	- %
Actual		$1,000.00	$1,061.20	$-
Hypothetical-C		$1,000.00	$1,025.07	$-
Fidelity Freedom 2020 Fund	- %
Actual		$1,000.00	$1,064.30	$-
Hypothetical-C		$1,000.00	$1,025.07	$-
Fidelity Freedom 2025 Fund	- %
Actual		$1,000.00	$1,066.70	$-
Hypothetical-C		$1,000.00	$1,025.07	$-
Fidelity Freedom 2030 Fund	- %
Actual		$1,000.00	$1,073.30	$-
Hypothetical-C		$1,000.00	$1,025.07	$-
Fidelity Freedom 2035 Fund	- %
Actual		$1,000.00	$1,076.30	$-
Hypothetical-C		$1,000.00	$1,025.07	$-
Fidelity Freedom 2040 Fund	- %
Actual		$1,000.00	$1,076.50	$-
Hypothetical-C		$1,000.00	$1,025.07	$-
Fidelity Freedom 2045 Fund	- %
Actual		$1,000.00	$1,076.40	$-
Hypothetical-C		$1,000.00	$1,025.07	$-
Fidelity Freedom 2050 Fund	- %
Actual		$1,000.00	$1,077.10	$-
Hypothetical-C		$1,000.00	$1,025.07	$-
Fidelity Freedom 2055 Fund	- %
Actual		$1,000.00	$1,077.20	$-
Hypothetical-C		$1,000.00	$1,025.07	$-
Fidelity Freedom 2060 Fund	- %
Actual		$1,000.00	$1,076.40	$-
Hypothetical-C		$1,000.00	$1,025.07	$-

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Freedom Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with FMR Co., Inc. (FMRC), an affiliate of Fidelity Management & Research Company (FMR), and the administration agreement between FMRC and FMR for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts and administration agreements throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract and administration agreement, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract and administration agreement. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract and administration agreement. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts and administration agreements. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew each fund's Advisory Contract and administration agreement. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the fact that no fees are payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Approval of New Advisory Contracts.  The Board noted that at its July 2016 meeting, it had voted to approve an amended and restated management contract (New Advisory Contract) for each fund to add a management fee payable by the fund. The Board considered that each fund's New Advisory Contract will not take effect unless the funds' shareholders approve the New Advisory Contracts and shareholders of certain other Fidelity funds also approve amended and restated management contracts. The Board noted that such approvals are scheduled to be voted on at meetings on October 28, 2016, but that one or more of the meetings may be adjourned to later dates. The Board also noted that, under each fund's current Advisory Contract, the fund does not pay a management fee to FMRC and instead each fund indirectly incurs a portion of the management fee and other expenses of each underlying fund as acquired fund fees and expenses. The Board considered that, under each fund's New Advisory Contract, each fund will pay a monthly management fee to FMRC at an annual rate for the fund. The Board noted that the increase in each fund's management fee under the New Advisory Contract will result in the fund's management fee rate ranking above the median of the management fee rates of its competitor funds based on the competitive mapped group data provided to the Board in July 2016 in connection with its consideration of the annual renewal of the current Advisory Contracts. The Board considered that the increase in each fund's management fee under the New Advisory Contract will be more than offset by a decrease in each fund's acquired fund fees and expenses as a result of fee reductions under new management contracts, sub-advisory agreements, transfer agent agreements, and pricing and bookkeeping agreements for the underlying funds (New Underlying Fund Contracts), which will go into effect if the funds' New Advisory Contracts take effect. The Board noted that, once the New Underlying Fund Contracts take effect, the underlying funds will no longer pay any operating expenses, subject to limited exceptions, and, thus, the funds' acquired fund fees and expenses will be significantly reduced. The Board noted that, as a result, the increased management fee and decreased acquired fund fees and expenses are expected to have the combined effect of reducing the total expenses incurred by shareholders of each fund by at least 0.02%. The Board considered that the approval of the New Advisory Contracts will not result in any changes to (i) the investment process or strategies employed in the management of the funds' assets; (ii) the nature, extent and quality of services provided to each fund; or (iii) the day-to-day management of each fund and the personnel primarily responsible for such management. The Board considered that, like the current Advisory Contracts, the New Advisory Contracts provide that FMRC or an affiliate undertakes to pay all operating expenses of the funds, subject to limited exceptions specified in each contract.

The Board noted that certain of the information it considered in reaching its determination with respect to the current Advisory Contracts would no longer be applicable if the New Advisory Contracts take effect. Based on its evaluation of all of the conclusions noted, and after considering all factors it believed relevant, the Board ultimately concluded that the nature, extent and quality of services provided to each fund should continue to benefit shareholders of each fund, that the management fee structures under the New Advisory Contracts are fair and reasonable, and that each fund's New Advisory Contract should be approved.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMRC, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering administration, transfer agency, and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii ) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency;(xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the investment adviser about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses, including acquired fund fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods (for the most recent one- and three-year periods for Freedom 2055 Fund and for the most recent one-year period for Freedom 2060 Fund).

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the funds currently do not pay FMRC a management fee for investment advisory services, and that each fund bears indirectly the fees and expenses, including the management fees, paid by the underlying Fidelity funds in which it invests. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The Board also noted that over the past few years, Fidelity has been developing and refining the competitive methodology for the funds to provide a more meaningful competitive comparison. As a result, beginning with the 2014 competitive results, instead of including all funds in one competitive mapped group that includes all funds-of-funds, Fidelity introduced three new Total Mapped Groups that consist of target retirement funds, grouped according to target retirement dates. The Board noted that Fidelity believes that the new Total Mapped Groups provide more meaningful competitive comparisons for the funds because they include target date funds, regardless of whether the fund is a fund of funds, and reflect, among other things, that active target date funds with a higher percentage of assets invested in equities tend to have higher expenses. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Freedom 2005 Fund

Freedom 2010 Fund

Freedom 2015 Fund

Freedom 2020 Fund

Freedom 2025 Fund

Freedom 2030 Fund

Freedom 2035 Fund

Freedom 2040 Fund

Freedom 2045 Fund

Freedom 2050 Fund

Freedom 2055 Fund

Freedom 2060 Fund

Freedom Income Fund

The Board noted that each fund's current management fee rate of 0.00% ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015. The Board further noted that many peer funds pay fund-level expenses, including management fees, to which the funds are not currently subject.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures, and that while the funds do not currently pay a management fee, they indirectly bear a portion of the management fees paid by the Fidelity funds in which they invest, some of which are currently subject to the group fee. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each fund's total expense ratio, the Board considered that the funds do not currently pay transfer agent fees. Instead, the applicable class of each underlying Fidelity fund bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions, pursuant to the administration agreement between FMRC and FMR with respect to each fund.

The Board noted that Freedom 2005 Fund's, Freedom 2010 Fund's, Freedom 2015 Fund's, Freedom 2020 Fund's, and Freedom Income Fund's total expense ratio of 0.00% (not including expenses of any underlying fund in which each fund invests) ranked below the competitive median for 2015 and each other fund's total expense ratio of 0.00% (not including expenses of any underlying fund in which each fund invests) ranked equal to the competitive median for 2015.

In considering each fund's total expense ratio, the Board also considered an alternative competitive analysis that included both top level (i.e., direct) fund fees and acquired fund fees and expenses for the fund and the other funds and classes to which it is compared. The Board noted that, under this alternative competitive analysis, each fund's total expense ratio ranked below the competitive median for 2015.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's current Advisory Contract because the funds do not currently pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the funds do not currently pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot currently be realized by the funds, but under the current fee arrangements may be realized by the other Fidelity funds in which each fund invests, many of which may benefit from breakpoints under the group fee arrangement.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be renewed.

FF-SANN-1116
1.537284.119

Fidelity Freedom K® Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 Semi-Annual Report September 30, 2016

Contents

Note to Shareholders
Fidelity Freedom K® Income Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom K® 2005 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom K® 2010 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom K® 2015 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom K® 2020 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom K® 2025 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom K® 2030 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom K® 2035 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom K® 2040 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom K® 2045 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom K® 2050 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom K® 2055 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom K® 2060 Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders

In July 2016, the Board of Trustees approved a new pricing structure for the Freedom Funds. Fund shareholders of record on August 29, 2016 have been asked to vote on the proposal. If approved by shareholders, the proposal will reduce the overall expenses that Freedom Fund shareholders pay (relative to the funds’ expenses as of March 31, 2016), and provide for less fluctuation in fund expenses. Under the new structure, each Freedom Fund will charge shareholders for all of its operating expenses directly, and most expenses that are currently charged by the underlying funds in which the Freedom Funds invest will be eliminated.

The note above is not a solicitation of any proxy. More detailed information is contained in the proxy statement.

Fidelity Freedom K® Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund Class F	37.5	38.8
Fidelity Series Government Money Market Fund Class F 0.29%	17.2	0.0
Fidelity Series Short-Term Credit Fund Class F	9.1	8.9
Fidelity Series Emerging Markets Fund Class F	4.9	4.4
Fidelity Series Inflation-Protected Bond Index Fund Class F	3.9	3.8
Fidelity Series High Income Fund Class F	3.1	3.0
Fidelity Series Equity-Income Fund Class F	2.5	2.6
Fidelity Series International Value Fund Class F	2.5	2.0
Fidelity Series International Growth Fund Class F	2.4	2.1
Fidelity Series Growth Company Fund Class F	2.2	2.4
	85.3	68.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	17.4%
International Equity Funds	10.4%
Bond Funds	45.9%
Short-Term Funds	26.3%

Six months ago
Domestic Equity Funds	18.6%
International Equity Funds	9.0%
Bond Funds	46.9%
Short-Term Funds	25.5%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom K® Income Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 17.4%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	655,585	$9,361,758
Fidelity Series 1000 Value Index Fund Class F (a)	523,534	5,853,108
Fidelity Series All-Sector Equity Fund Class F (a)	1,314,528	17,654,104
Fidelity Series Blue Chip Growth Fund Class F (a)	1,848,489	21,682,770
Fidelity Series Commodity Strategy Fund Class F (a)(b)	5,029,890	26,909,909
Fidelity Series Equity-Income Fund Class F (a)	3,476,160	43,034,856
Fidelity Series Growth & Income Fund Class F (a)	2,363,331	31,692,270
Fidelity Series Growth Company Fund Class F (a)	2,749,117	36,920,636
Fidelity Series Intrinsic Opportunities Fund Class F (a)	1,782,075	26,802,413
Fidelity Series Opportunistic Insights Fund Class F (a)	1,365,842	20,952,021
Fidelity Series Real Estate Equity Fund Class F (a)	266,281	3,666,684
Fidelity Series Small Cap Discovery Fund Class F (a)	541,235	5,710,028
Fidelity Series Small Cap Opportunities Fund Class F (a)	1,294,527	17,126,593
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	2,371,868	28,011,756
TOTAL DOMESTIC EQUITY FUNDS
(Cost $247,676,628)		295,378,906

International Equity Funds - 10.4%
Fidelity Series Emerging Markets Fund Class F (a)	4,908,867	82,861,669
Fidelity Series International Growth Fund Class F (a)	2,961,089	41,573,694
Fidelity Series International Small Cap Fund Class F (a)	611,894	9,551,659
Fidelity Series International Value Fund Class F (a)	4,389,211	41,741,394
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $154,556,683)		175,728,416

Bond Funds - 45.9%
Fidelity Series Emerging Markets Debt Fund Class F (a)	1,109,264	11,491,974
Fidelity Series Floating Rate High Income Fund Class F (a)	456,402	4,299,307
Fidelity Series High Income Fund Class F (a)	5,594,908	52,368,340
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	6,553,879	66,063,101
Fidelity Series Investment Grade Bond Fund Class F (a)	54,846,135	636,215,169
Fidelity Series Long-Term Treasury Bond Index Fund Class F (a)	72,679	701,352
Fidelity Series Real Estate Income Fund Class F (a)	750,088	8,415,992
TOTAL BOND FUNDS
(Cost $764,802,675)		779,555,235

Short-Term Funds - 26.3%
Fidelity Series Government Money Market Fund Class F 0.29% (a)(c)	291,234,948	291,234,948
Fidelity Series Short-Term Credit Fund Class F (a)	15,430,844	154,771,362
TOTAL SHORT-TERM FUNDS
(Cost $445,320,419)		446,006,310
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,612,356,405)		1,696,668,867
NET OTHER ASSETS (LIABILITIES) - 0.0%		(66,330)
NET ASSETS - 100%		$1,696,602,537

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$276,274,522	$6,540,150	$282,814,677	$120,851	$--
Fidelity Series 100 Index Fund Class F	10,218,688	494,564	1,944,491	--	9,361,758
Fidelity Series 1000 Value Index Fund Class F	5,755,491	364,043	723,270	--	5,853,108
Fidelity Series All-Sector Equity Fund Class F	32,219,875	1,397,697	17,954,859	--	17,654,104
Fidelity Series Blue Chip Growth Fund Class F	22,358,615	1,129,746	3,496,304	59,690	21,682,770
Fidelity Series Commodity Strategy Fund Class F	20,547,294	6,150,188	1,438,767	--	26,909,909
Fidelity Series Emerging Markets Debt Fund Class F	10,478,636	752,205	694,215	306,666	11,491,974
Fidelity Series Emerging Markets Fund Class F	73,837,094	3,292,588	3,914,464	--	82,861,669
Fidelity Series Equity-Income Fund Class F	43,310,394	2,320,079	5,815,025	407,358	43,034,856
Fidelity Series Floating Rate High Income Fund Class F	4,130,496	290,465	321,954	94,313	4,299,307
Fidelity Series Government Money Market Fund Class F 0.29%	--	303,248,682	12,013,734	269,642	291,234,948
Fidelity Series Growth & Income Fund Class F	33,192,987	1,897,999	5,836,238	290,875	31,692,270
Fidelity Series Growth Company Fund Class F	39,671,524	347,814	6,698,640	--	36,920,636
Fidelity Series High Income Fund Class F	50,114,236	1,875,148	3,528,536	1,461,587	52,368,340
Fidelity Series Inflation-Protected Bond Index Fund Class F	62,930,647	5,919,710	4,014,496	74,508	66,063,101
Fidelity Series International Growth Fund Class F	33,969,127	9,479,544	3,777,938	--	41,573,694
Fidelity Series International Small Cap Fund Class F	8,529,848	2,245,671	1,524,476	--	9,551,659
Fidelity Series International Value Fund Class F	33,703,165	10,470,441	3,990,269	--	41,741,394
Fidelity Series Intrinsic Opportunities Fund Class F	25,731,101	1,187,337	1,684,266	204,589	26,802,413
Fidelity Series Investment Grade Bond Fund Class F	647,884,228	32,944,510	60,929,588	8,196,624	636,215,169
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	730,613	4,717	3,232	701,352
Fidelity Series Opportunistic Insights Fund Class F	21,569,666	1,029,324	2,712,221	--	20,952,021
Fidelity Series Real Estate Equity Fund Class F	3,978,373	390,095	615,240	36,975	3,666,684
Fidelity Series Real Estate Income Fund Class F	8,081,761	870,841	790,200	210,796	8,415,992
Fidelity Series Short-Term Credit Fund Class F	148,850,113	14,924,968	9,612,221	817,508	154,771,362
Fidelity Series Small Cap Discovery Fund Class F	5,586,013	287,672	473,595	9,927	5,710,028
Fidelity Series Small Cap Opportunities Fund Class F	17,349,348	890,115	2,551,277	59,271	17,126,593
Fidelity Series Stock Selector Large Cap Value Fund Class F	28,683,670	1,385,124	3,945,501	--	28,011,756
Total	$1,668,956,912	$412,857,333	$443,821,179	$12,624,412	$1,696,668,867

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® Income Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $1,612,356,405) — See accompanying schedule		$1,696,668,867
Receivable for investments sold		11,120,472
Receivable for fund shares sold		2,699,973
Total assets		1,710,489,312
Liabilities
Payable for investments purchased	$1,868,546
Payable for fund shares redeemed	11,951,779
Transfer agent fees payable	66,450
Total liabilities		13,886,775
Net Assets		$1,696,602,537
Net Assets consist of:
Paid in capital		$1,611,449,329
Undistributed net investment income		2,325,727
Accumulated undistributed net realized gain (loss) on investments		(1,484,981)
Net unrealized appreciation (depreciation) on investments		84,312,462
Net Assets, for 142,998,160 shares outstanding		$1,696,602,537
Net Asset Value, offering price and redemption price per share ($1,696,602,537 ÷ 142,998,160 shares)		$11.86

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$12,624,412
Expenses
Transfer agent fees	$394,688
Independent trustees' fees and expenses	3,767
Total expenses		398,455
Net investment income (loss)		12,225,957
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	3,877,527
Capital gain distributions from underlying funds	313,971
Total net realized gain (loss)		4,191,498
Change in net unrealized appreciation (depreciation) on underlying funds		54,798,269
Net gain (loss)		58,989,767
Net increase (decrease) in net assets resulting from operations		$71,215,724

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,225,957	$34,325,665
Net realized gain (loss)	4,191,498	20,776,931
Change in net unrealized appreciation (depreciation)	54,798,269	(64,108,598)
Net increase (decrease) in net assets resulting from operations	71,215,724	(9,006,002)
Distributions to shareholders from net investment income	(12,216,783)	(34,945,993)
Distributions to shareholders from net realized gain	(8,046,912)	(36,668,261)
Total distributions	(20,263,695)	(71,614,254)
Share transactions
Proceeds from sales of shares	256,642,321	430,129,000
Reinvestment of distributions	20,263,696	71,614,254
Cost of shares redeemed	(300,139,434)	(759,555,039)
Net increase (decrease) in net assets resulting from share transactions	(23,233,417)	(257,811,785)
Total increase (decrease) in net assets	27,718,612	(338,432,041)
Net Assets
Beginning of period	1,668,883,925	2,007,315,966
End of period	$1,696,602,537	$1,668,883,925
Other Information
Undistributed net investment income end of period	$2,325,727	$2,316,553
Shares
Sold	22,005,459	37,030,344
Issued in reinvestment of distributions	1,749,663	6,161,179
Redeemed	(25,739,533)	(65,298,695)
Net increase (decrease)	(1,984,411)	(22,107,172)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom K Income Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.51	$12.01	$12.09	$11.88	$11.66	$11.64
Income from Investment Operations
Net investment income (loss)A	.09	.22	.22	.17	.16	.19
Net realized and unrealized gain (loss)	.40	(.26)	.28	.31	.39	.21
Total from investment operations	.49	(.04)	.50	.48	.55	.40
Distributions from net investment income	(.09)	(.23)	(.21)	(.16)	(.16)	(.18)
Distributions from net realized gain	(.06)	(.23)	(.37)	(.10)	(.17)	(.19)
Total distributions	(.14)B	(.46)	(.58)	(.27)C	(.33)	(.38)D
Net asset value, end of period	$11.86	$11.51	$12.01	$12.09	$11.88	$11.66
Total ReturnE	4.30%	(.30)%	4.28%	4.07%	4.77%	3.50%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%H	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%H	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%H	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.46%H	1.92%	1.83%	1.41%	1.37%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$1,696,603	$1,668,884	$2,007,316	$1,510,603	$1,565,723	$1,281,332
Portfolio turnover rateF	49%H	23%	32%I	40%	17%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.14 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.056 per share.

 C Total distributions of $.27 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.102 per share.

 D Total distributions of $.38 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.194 per share.

 E Total returns for periods of less than one year are not annualized.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund Class F	33.3	34.5
Fidelity Series Government Money Market Fund Class F 0.29%	12.5	0.0
Fidelity Series Short-Term Credit Fund Class F	6.6	6.1
Fidelity Series Emerging Markets Fund Class F	6.0	5.5
Fidelity Series Equity-Income Fund Class F	3.8	3.9
Fidelity Series International Value Fund Class F	3.7	3.3
Fidelity Series International Growth Fund Class F	3.7	3.4
Fidelity Series Inflation-Protected Bond Index Fund Class F	3.5	3.3
Fidelity Series Growth Company Fund Class F	3.3	3.6
Fidelity Series High Income Fund Class F	2.9	3.0
	79.3	66.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	25.6%
International Equity Funds	14.2%
Bond Funds	41.1%
Short-Term Funds	19.1%

Six months ago
Domestic Equity Funds	27.4%
International Equity Funds	13.0%
Bond Funds	42.2%
Short-Term Funds	17.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom K® 2005 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 25.6%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	248,238	$3,544,835
Fidelity Series 1000 Value Index Fund Class F (a)	197,188	2,204,563
Fidelity Series All-Sector Equity Fund Class F (a)	497,887	6,686,622
Fidelity Series Blue Chip Growth Fund Class F (a)	696,906	8,174,704
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,338,238	7,159,574
Fidelity Series Equity-Income Fund Class F (a)	1,316,534	16,298,688
Fidelity Series Growth & Income Fund Class F (a)	891,559	11,955,807
Fidelity Series Growth Company Fund Class F (a)	1,031,468	13,852,616
Fidelity Series Intrinsic Opportunities Fund Class F (a)	693,897	10,436,206
Fidelity Series Opportunistic Insights Fund Class F (a)	514,906	7,898,662
Fidelity Series Real Estate Equity Fund Class F (a)	100,799	1,388,000
Fidelity Series Small Cap Discovery Fund Class F (a)	203,827	2,150,377
Fidelity Series Small Cap Opportunities Fund Class F (a)	487,735	6,452,733
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	892,753	10,543,413
TOTAL DOMESTIC EQUITY FUNDS
(Cost $90,248,353)		108,746,800

International Equity Funds - 14.2%
Fidelity Series Emerging Markets Fund Class F (a)	1,514,405	25,563,158
Fidelity Series International Growth Fund Class F (a)	1,101,896	15,470,616
Fidelity Series International Small Cap Fund Class F (a)	227,742	3,555,060
Fidelity Series International Value Fund Class F (a)	1,633,470	15,534,300
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $52,048,384)		60,123,134

Bond Funds - 41.1%
Fidelity Series Emerging Markets Debt Fund Class F (a)	278,710	2,887,435
Fidelity Series Floating Rate High Income Fund Class F (a)	113,910	1,073,034
Fidelity Series High Income Fund Class F (a)	1,311,653	12,277,071
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	1,466,591	14,783,233
Fidelity Series Investment Grade Bond Fund Class F (a)	12,165,324	141,117,758
Fidelity Series Long-Term Treasury Bond Index Fund Class F (a)	16,185	156,186
Fidelity Series Real Estate Income Fund Class F (a)	187,097	2,099,228
TOTAL BOND FUNDS
(Cost $171,590,929)		174,393,945

Short-Term Funds - 19.1%
Fidelity Series Government Money Market Fund Class F 0.29% (a)(c)	52,853,984	52,853,984
Fidelity Series Short-Term Credit Fund Class F (a)	2,793,663	28,020,438
TOTAL SHORT-TERM FUNDS
(Cost $80,758,630)		80,874,422
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $394,646,296)		424,138,301
NET OTHER ASSETS (LIABILITIES) - 0.0%		(16,786)
NET ASSETS - 100%		$424,121,515

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$47,441,367	$1,314,063	$48,755,430	$20,430	$--
Fidelity Series 100 Index Fund Class F	3,866,478	408,048	956,982	--	3,544,835
Fidelity Series 1000 Value Index Fund Class F	2,177,699	350,129	496,366	--	2,204,563
Fidelity Series All-Sector Equity Fund Class F	12,192,115	966,441	7,230,862	--	6,686,622
Fidelity Series Blue Chip Growth Fund Class F	8,461,024	913,368	1,858,846	23,382	8,174,704
Fidelity Series Commodity Strategy Fund Class F	5,142,672	2,399,656	811,401	--	7,159,574
Fidelity Series Emerging Markets Debt Fund Class F	2,628,093	313,364	290,383	76,373	2,887,435
Fidelity Series Emerging Markets Fund Class F	22,876,423	2,235,923	2,596,679	--	25,563,158
Fidelity Series Equity-Income Fund Class F	16,387,413	1,939,744	3,249,918	153,309	16,298,688
Fidelity Series Floating Rate High Income Fund Class F	1,043,112	122,119	142,195	23,763	1,073,034
Fidelity Series Government Money Market Fund Class F 0.29%	--	55,760,415	2,906,430	48,167	52,853,984
Fidelity Series Growth & Income Fund Class F	12,558,621	1,447,325	2,985,114	109,003	11,955,807
Fidelity Series Growth Company Fund Class F	14,955,602	376,288	2,841,461	--	13,852,616
Fidelity Series High Income Fund Class F	12,459,563	499,412	1,622,535	352,251	12,277,071
Fidelity Series Inflation-Protected Bond Index Fund Class F	13,841,584	2,207,452	1,536,169	16,459	14,783,233
Fidelity Series International Growth Fund Class F	14,098,754	3,050,079	2,426,419	--	15,470,616
Fidelity Series International Small Cap Fund Class F	3,474,793	705,361	747,164	--	3,555,060
Fidelity Series International Value Fund Class F	13,990,554	3,448,638	2,505,563	--	15,534,300
Fidelity Series Intrinsic Opportunities Fund Class F	9,554,408	1,061,467	783,786	79,391	10,436,206
Fidelity Series Investment Grade Bond Fund Class F	144,290,219	15,626,329	22,361,590	1,817,789	141,117,758
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	162,535	872	720	156,186
Fidelity Series Opportunistic Insights Fund Class F	8,161,330	860,969	1,534,173	--	7,898,662
Fidelity Series Real Estate Equity Fund Class F	1,505,283	235,644	320,047	14,139	1,388,000
Fidelity Series Real Estate Income Fund Class F	2,045,888	319,930	328,249	53,730	2,099,228
Fidelity Series Short-Term Credit Fund Class F	25,534,104	6,216,887	3,838,103	145,821	28,020,438
Fidelity Series Small Cap Discovery Fund Class F	2,132,879	234,389	337,139	3,788	2,150,377
Fidelity Series Small Cap Opportunities Fund Class F	6,564,448	715,937	1,385,753	23,267	6,452,733
Fidelity Series Stock Selector Large Cap Value Fund Class F	10,852,061	1,209,951	2,237,205	--	10,543,413
Total	$418,236,487	$105,101,863	$117,086,834	$2,961,782	$424,138,301

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $394,646,296) — See accompanying schedule		$424,138,301
Receivable for investments sold		9,709,214
Receivable for fund shares sold		562,227
Total assets		434,409,742
Liabilities
Payable for investments purchased	$143,880
Payable for fund shares redeemed	10,127,344
Transfer agent fees payable	17,003
Total liabilities		10,288,227
Net Assets		$424,121,515
Net Assets consist of:
Paid in capital		$392,176,579
Undistributed net investment income		2,856,778
Accumulated undistributed net realized gain (loss) on investments		(403,847)
Net unrealized appreciation (depreciation) on investments		29,492,005
Net Assets, for 32,618,496 shares outstanding		$424,121,515
Net Asset Value, offering price and redemption price per share ($424,121,515 ÷ 32,618,496 shares)		$13.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$2,961,782
Expenses
Transfer agent fees	$99,036
Independent trustees' fees and expenses	940
Total expenses		99,976
Net investment income (loss)		2,861,806
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	1,357,046
Capital gain distributions from underlying funds	107,359
Total net realized gain (loss)		1,464,405
Change in net unrealized appreciation (depreciation) on underlying funds		16,529,733
Net gain (loss)		17,994,138
Net increase (decrease) in net assets resulting from operations		$20,855,944

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,861,806	$8,453,948
Net realized gain (loss)	1,464,405	7,865,184
Change in net unrealized appreciation (depreciation)	16,529,733	(21,012,911)
Net increase (decrease) in net assets resulting from operations	20,855,944	(4,693,779)
Distributions to shareholders from net investment income	(1,704,109)	(8,122,380)
Distributions to shareholders from net realized gain	(3,761,461)	(11,743,720)
Total distributions	(5,465,570)	(19,866,100)
Share transactions
Proceeds from sales of shares	81,779,998	132,374,912
Reinvestment of distributions	5,465,569	19,866,100
Cost of shares redeemed	(96,733,477)	(180,036,215)
Net increase (decrease) in net assets resulting from share transactions	(9,487,910)	(27,795,203)
Total increase (decrease) in net assets	5,902,464	(52,355,082)
Net Assets
Beginning of period	418,219,051	470,574,133
End of period	$424,121,515	$418,219,051
Other Information
Undistributed net investment income end of period	$2,856,778	$1,699,081
Shares
Sold	6,450,049	10,374,456
Issued in reinvestment of distributions	440,061	1,559,466
Redeemed	(7,610,621)	(14,132,251)
Net increase (decrease)	(720,511)	(2,198,329)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom K 2005 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.54	$13.24	$13.62	$13.00	$12.65	$12.82
Income from Investment Operations
Net investment income (loss)A	.09	.25	.24	.19	.19	.21
Net realized and unrealized gain (loss)	.54	(.37)	.44	.64	.56	.13
Total from investment operations	.63	(.12)	.68	.83	.75	.34
Distributions from net investment income	(.05)	(.24)	(.41)	(.03)	(.18)	(.18)
Distributions from net realized gain	(.12)	(.34)	(.66)	(.19)	(.21)	(.33)
Total distributions	(.17)	(.58)	(1.06)B	(.21)C	(.40)D	(.51)
Net asset value, end of period	$13.00	$12.54	$13.24	$13.62	$13.00	$12.65
Total ReturnE	5.09%	(.94)%	5.33%	6.48%	6.03%	2.83%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%H	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%H	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%H	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.36%H	1.93%	1.85%	1.42%	1.46%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$424,122	$418,219	$470,574	$486,980	$496,064	$388,009
Portfolio turnover rateF	50%H	27%	34%	55%	29%	37%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.06 per share is comprised of distributions from net investment income of $.406 and distributions from net realized gain of $.658 per share.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $.185 per share.

 D Total distributions of $.40 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.213 per share.

 E Total returns for periods of less than one year are not annualized.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund Class F	29.8	31.5
Fidelity Series Government Money Market Fund Class F 0.29%	9.1	0.0
Fidelity Series Emerging Markets Fund Class F	6.9	6.3
Fidelity Series Equity-Income Fund Class F	4.8	4.9
Fidelity Series Short-Term Credit Fund Class F	4.8	4.2
Fidelity Series International Value Fund Class F	4.6	4.3
Fidelity Series International Growth Fund Class F	4.6	4.3
Fidelity Series Growth Company Fund Class F	4.2	4.4
Fidelity Series Growth & Income Fund Class F	3.6	3.7
Fidelity Series Stock Selector Large Cap Value Fund Class F	3.1	3.2
	75.5	66.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	31.9%
International Equity Funds	17.1%
Bond Funds	37.1%
Short-Term Funds	13.9%

Six months ago
Domestic Equity Funds	33.6%
International Equity Funds	15.9%
Bond Funds	38.5%
Short-Term Funds	12.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom K® 2010 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 31.9%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	2,090,086	$29,846,430
Fidelity Series 1000 Value Index Fund Class F (a)	1,864,214	20,841,917
Fidelity Series All-Sector Equity Fund Class F (a)	4,191,202	56,287,837
Fidelity Series Blue Chip Growth Fund Class F (a)	5,935,148	69,619,286
Fidelity Series Commodity Strategy Fund Class F (a)(b)	8,543,698	45,708,787
Fidelity Series Equity-Income Fund Class F (a)	11,013,164	136,342,968
Fidelity Series Growth & Income Fund Class F (a)	7,566,530	101,467,172
Fidelity Series Growth Company Fund Class F (a)	8,795,792	118,127,489
Fidelity Series Intrinsic Opportunities Fund Class F (a)	5,633,621	84,729,657
Fidelity Series Opportunistic Insights Fund Class F (a)	4,297,840	65,928,872
Fidelity Series Real Estate Equity Fund Class F (a)	844,755	11,632,276
Fidelity Series Small Cap Discovery Fund Class F (a)	1,655,962	17,470,402
Fidelity Series Small Cap Opportunities Fund Class F (a)	4,102,164	54,271,630
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	7,439,834	87,864,442
TOTAL DOMESTIC EQUITY FUNDS
(Cost $726,508,765)		900,139,165

International Equity Funds - 17.1%
Fidelity Series Emerging Markets Fund Class F (a)	11,606,793	195,922,667
Fidelity Series International Growth Fund Class F (a)	9,178,699	128,868,933
Fidelity Series International Small Cap Fund Class F (a)	1,897,221	29,615,626
Fidelity Series International Value Fund Class F (a)	13,605,781	129,390,974
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $408,928,661)		483,798,200

Bond Funds - 37.1%
Fidelity Series Emerging Markets Debt Fund Class F (a)	1,833,496	18,995,017
Fidelity Series Floating Rate High Income Fund Class F (a)	752,997	7,093,235
Fidelity Series High Income Fund Class F (a)	9,323,082	87,264,043
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	7,811,949	78,744,441
Fidelity Series Investment Grade Bond Fund Class F (a)	72,668,565	842,955,355
Fidelity Series Long-Term Treasury Bond Index Fund Class F (a)	89,758	866,164
Fidelity Series Real Estate Income Fund Class F (a)	1,252,442	14,052,395
TOTAL BOND FUNDS
(Cost $1,032,613,462)		1,049,970,650

Short-Term Funds - 13.9%
Fidelity Series Government Money Market Fund Class F 0.29% (a)(c)	258,560,310	258,560,310
Fidelity Series Short-Term Credit Fund Class F (a)	13,493,415	135,338,951
TOTAL SHORT-TERM FUNDS
(Cost $393,348,280)		393,899,261
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,561,399,168)		2,827,807,276
NET OTHER ASSETS (LIABILITIES) - 0.0%		(111,430)
NET ASSETS - 100%		$2,827,695,846

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$229,786,383	$17,582,697	$247,369,080	$102,712	$--
Fidelity Series 100 Index Fund Class F	33,618,144	611,027	6,302,958	--	29,846,430
Fidelity Series 1000 Value Index Fund Class F	18,934,382	3,471,501	3,021,138	--	20,841,917
Fidelity Series All-Sector Equity Fund Class F	105,999,010	1,978,966	58,121,604	--	56,287,837
Fidelity Series Blue Chip Growth Fund Class F	73,553,572	1,494,193	10,885,424	187,855	69,619,286
Fidelity Series Commodity Strategy Fund Class F	36,321,322	10,057,582	3,542,506	--	45,708,787
Fidelity Series Emerging Markets Debt Fund Class F	18,470,330	779,632	1,877,402	520,192	18,995,017
Fidelity Series Emerging Markets Fund Class F	184,968,826	2,747,209	15,142,801	--	195,922,667
Fidelity Series Equity-Income Fund Class F	142,482,732	3,811,182	20,259,592	1,316,361	136,342,968
Fidelity Series Floating Rate High Income Fund Class F	7,207,962	350,269	805,478	159,707	7,093,235
Fidelity Series Government Money Market Fund Class F 0.29%	--	272,974,866	14,414,558	236,407	258,560,310
Fidelity Series Growth & Income Fund Class F	109,195,299	2,892,747	18,452,037	944,419	101,467,172
Fidelity Series Growth Company Fund Class F	130,493,734	679,214	24,716,891	--	118,127,489
Fidelity Series High Income Fund Class F	87,513,420	2,475,479	9,370,657	2,475,480	87,264,043
Fidelity Series Inflation-Protected Bond Index Fund Class F	77,812,927	7,235,369	7,770,148	90,229	78,744,441
Fidelity Series International Growth Fund Class F	126,709,751	13,580,170	17,827,721	--	128,868,933
Fidelity Series International Small Cap Fund Class F	30,968,099	2,498,989	4,841,743	--	29,615,626
Fidelity Series International Value Fund Class F	125,747,577	17,102,857	18,550,510	--	129,390,974
Fidelity Series Intrinsic Opportunities Fund Class F	82,994,777	1,956,302	5,234,389	648,108	84,729,657
Fidelity Series Investment Grade Bond Fund Class F	924,392,787	25,106,787	128,704,494	11,102,375	842,955,355
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	951,299	52,870	4,069	866,164
Fidelity Series Opportunistic Insights Fund Class F	70,962,150	1,176,071	9,660,232	--	65,928,872
Fidelity Series Real Estate Equity Fund Class F	13,087,907	986,231	2,208,872	115,938	11,632,276
Fidelity Series Real Estate Income Fund Class F	14,436,232	1,094,142	1,920,601	359,988	14,052,395
Fidelity Series Short-Term Credit Fund Class F	123,549,028	24,692,974	13,428,440	711,011	135,338,951
Fidelity Series Small Cap Discovery Fund Class F	18,393,553	598,776	2,512,613	31,369	17,470,402
Fidelity Series Small Cap Opportunities Fund Class F	57,074,428	1,107,017	8,547,088	186,739	54,271,630
Fidelity Series Stock Selector Large Cap Value Fund Class F	94,364,309	1,695,122	14,270,752	--	87,864,442
Total	$2,939,038,641	$421,688,670	$669,812,599	$19,192,959	$2,827,807,276

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $2,561,399,168) — See accompanying schedule		$2,827,807,276
Receivable for investments sold		26,658,938
Receivable for fund shares sold		2,470,966
Total assets		2,856,937,180
Liabilities
Payable for investments purchased	$6,829,759
Payable for fund shares redeemed	22,300,111
Transfer agent fees payable	111,464
Total liabilities		29,241,334
Net Assets		$2,827,695,846
Net Assets consist of:
Paid in capital		$2,530,688,187
Undistributed net investment income		18,494,914
Accumulated undistributed net realized gain (loss) on investments		12,104,637
Net unrealized appreciation (depreciation) on investments		266,408,108
Net Assets, for 217,956,935 shares outstanding		$2,827,695,846
Net Asset Value, offering price and redemption price per share ($2,827,695,846 ÷ 217,956,935 shares)		$12.97

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$19,192,959
Expenses
Transfer agent fees	$673,231
Independent trustees' fees and expenses	6,481
Total expenses		679,712
Net investment income (loss)		18,513,247
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	19,139,466
Capital gain distributions from underlying funds	830,015
Total net realized gain (loss)		19,969,481
Change in net unrealized appreciation (depreciation) on underlying funds		117,753,097
Net gain (loss)		137,722,578
Net increase (decrease) in net assets resulting from operations		$156,235,825

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,513,247	$62,252,779
Net realized gain (loss)	19,969,481	101,354,667
Change in net unrealized appreciation (depreciation)	117,753,097	(211,727,331)
Net increase (decrease) in net assets resulting from operations	156,235,825	(48,119,885)
Distributions to shareholders from net investment income	(10,666,845)	(59,172,738)
Distributions to shareholders from net realized gain	(35,404,844)	(151,787,996)
Total distributions	(46,071,689)	(210,960,734)
Share transactions
Proceeds from sales of shares	248,324,547	562,306,715
Reinvestment of distributions	46,071,688	210,960,734
Cost of shares redeemed	(515,782,709)	(1,244,830,841)
Net increase (decrease) in net assets resulting from share transactions	(221,386,474)	(471,563,392)
Total increase (decrease) in net assets	(111,222,338)	(730,644,011)
Net Assets
Beginning of period	2,938,918,184	3,669,562,195
End of period	$2,827,695,846	$2,938,918,184
Other Information
Undistributed net investment income end of period	$18,494,914	$10,648,512
Shares
Sold	19,657,517	43,796,122
Issued in reinvestment of distributions	3,739,585	16,459,688
Redeemed	(40,780,491)	(96,636,322)
Net increase (decrease)	(17,383,389)	(36,380,512)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom K 2010 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.49	$13.50	$14.21	$13.39	$12.93	$13.12
Income from Investment Operations
Net investment income (loss)A	.08	.25	.25	.20	.21	.23
Net realized and unrealized gain (loss)	.60	(.41)	.53	.90	.74	.14
Total from investment operations	.68	(.16)	.78	1.10	.95	.37
Distributions from net investment income	(.05)	(.24)	(.46)	(.03)	(.22)	(.20)
Distributions from net realized gain	(.16)	(.60)	(1.03)	(.25)	(.27)	(.36)
Total distributions	(.20)B	(.85)C	(1.49)	(.28)	(.49)	(.56)
Net asset value, end of period	$12.97	$12.49	$13.50	$14.21	$13.39	$12.93
Total ReturnD	5.55%	(1.26)%	5.96%	8.34%	7.53%	3.08%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%G	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%G	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%G	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.29%G	1.93%	1.88%	1.48%	1.65%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$2,827,696	$2,938,918	$3,669,562	$4,337,964	$4,699,784	$4,130,786
Portfolio turnover rateE	29%G	19%	20%	39%	30%	28%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.20 per share is comprised of distributions from net investment income of $.047 and distributions from net realized gain of $.156 per share.

 C Total distributions of $.85 per share is comprised of distributions from net investment income of $.244 and distributions from net realized gain of $.603 per share.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund Class F	26.2	28.5
Fidelity Series Emerging Markets Fund Class F	7.5	6.9
Fidelity Series Government Money Market Fund Class F 0.29%	6.1	0.0
Fidelity Series Equity-Income Fund Class F	5.7	5.8
Fidelity Series International Value Fund Class F	5.5	5.2
Fidelity Series International Growth Fund Class F	5.5	5.2
Fidelity Series Growth Company Fund Class F	5.1	5.3
Fidelity Series Growth & Income Fund Class F	4.3	4.4
Fidelity Series Stock Selector Large Cap Value Fund Class F	3.7	3.8
Fidelity Series Intrinsic Opportunities Fund Class F	3.6	3.3
	73.2	68.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	38.2%
International Equity Funds	19.8%
Bond Funds	32.7%
Short-Term Funds	9.3%

Six months ago
Domestic Equity Funds	39.7%
International Equity Funds	18.6%
Bond Funds	34.7%
Short-Term Funds	7.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom K® 2015 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 38.2%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	4,770,732	$68,126,050
Fidelity Series 1000 Value Index Fund Class F (a)	5,325,789	59,542,323
Fidelity Series All-Sector Equity Fund Class F (a)	9,567,210	128,487,633
Fidelity Series Blue Chip Growth Fund Class F (a)	13,529,205	158,697,572
Fidelity Series Commodity Strategy Fund Class F (a)(b)	16,783,778	89,793,211
Fidelity Series Equity-Income Fund Class F (a)	24,884,304	308,067,686
Fidelity Series Growth & Income Fund Class F (a)	17,341,819	232,553,794
Fidelity Series Growth Company Fund Class F (a)	20,154,822	270,679,263
Fidelity Series Intrinsic Opportunities Fund Class F (a)	12,808,260	192,636,228
Fidelity Series Opportunistic Insights Fund Class F (a)	9,710,849	148,964,418
Fidelity Series Real Estate Equity Fund Class F (a)	1,927,870	26,546,766
Fidelity Series Small Cap Discovery Fund Class F (a)	3,771,012	39,784,174
Fidelity Series Small Cap Opportunities Fund Class F (a)	9,229,644	122,108,190
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	16,919,281	199,816,704
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,680,523,346)		2,045,804,012

International Equity Funds - 19.8%
Fidelity Series Emerging Markets Fund Class F (a)	23,911,207	403,621,169
Fidelity Series International Growth Fund Class F (a)	20,908,881	293,560,688
Fidelity Series International Small Cap Fund Class F (a)	4,321,709	67,461,880
Fidelity Series International Value Fund Class F (a)	30,993,765	294,750,702
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $915,955,921)		1,059,394,439

Bond Funds - 32.7%
Fidelity Series Emerging Markets Debt Fund Class F (a)	3,380,840	35,025,505
Fidelity Series Floating Rate High Income Fund Class F (a)	1,421,910	13,394,388
Fidelity Series High Income Fund Class F (a)	17,570,102	164,456,157
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	10,518,547	106,026,950
Fidelity Series Investment Grade Bond Fund Class F (a)	120,859,133	1,401,965,945
Fidelity Series Long-Term Treasury Bond Index Fund Class F (a)	149,682	1,444,429
Fidelity Series Real Estate Income Fund Class F (a)	2,287,613	25,667,022
TOTAL BOND FUNDS
(Cost $1,730,995,693)		1,747,980,396

Short-Term Funds - 9.3%
Fidelity Series Government Money Market Fund Class F 0.29% (a)(c)	329,264,085	329,264,085
Fidelity Series Short-Term Credit Fund Class F (a)	16,951,966	170,028,223
TOTAL SHORT-TERM FUNDS
(Cost $498,656,055)		499,292,308
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $4,826,131,015)		5,352,471,155
NET OTHER ASSETS (LIABILITIES) - 0.0%		(211,360)
NET ASSETS - 100%		$5,352,259,795

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$254,876,955	$52,343,724	$307,220,679	$122,099	$--
Fidelity Series 100 Index Fund Class F	75,295,664	1,540,097	13,056,088	--	68,126,050
Fidelity Series 1000 Value Index Fund Class F	42,408,639	20,778,130	6,922,584	--	59,542,323
Fidelity Series All-Sector Equity Fund Class F	237,413,523	4,726,857	128,178,045	--	128,487,633
Fidelity Series Blue Chip Growth Fund Class F	164,740,280	4,258,019	22,568,332	424,758	158,697,572
Fidelity Series Commodity Strategy Fund Class F	68,626,204	22,793,693	7,128,427	--	89,793,211
Fidelity Series Emerging Markets Debt Fund Class F	33,967,677	1,524,691	3,462,918	958,926	35,025,505
Fidelity Series Emerging Markets Fund Class F	381,109,352	6,592,118	32,290,048	--	403,621,169
Fidelity Series Equity-Income Fund Class F	319,118,331	10,556,154	44,892,686	2,962,762	308,067,686
Fidelity Series Floating Rate High Income Fund Class F	13,671,101	638,742	1,561,378	302,850	13,394,388
Fidelity Series Government Money Market Fund Class F 0.29%	--	348,006,261	18,742,172	298,076	329,264,085
Fidelity Series Growth & Income Fund Class F	244,567,148	7,184,418	36,884,297	2,122,865	232,553,794
Fidelity Series Growth Company Fund Class F	292,169,579	2,022,578	49,915,305	--	270,679,263
Fidelity Series High Income Fund Class F	165,258,200	4,688,037	18,057,314	4,687,972	164,456,157
Fidelity Series Inflation-Protected Bond Index Fund Class F	102,736,543	11,076,943	9,741,207	120,322	106,026,950
Fidelity Series International Growth Fund Class F	289,869,678	28,586,195	39,457,946	--	293,560,688
Fidelity Series International Small Cap Fund Class F	70,100,053	4,942,915	9,856,804	--	67,461,880
Fidelity Series International Value Fund Class F	287,697,295	36,701,438	41,162,708	--	294,750,702
Fidelity Series Intrinsic Opportunities Fund Class F	185,844,082	5,051,128	9,591,502	1,473,578	192,636,228
Fidelity Series Investment Grade Bond Fund Class F	1,577,777,099	44,053,412	257,154,573	18,579,687	1,401,965,945
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	1,566,462	68,318	6,779	1,444,429
Fidelity Series Opportunistic Insights Fund Class F	158,937,341	3,637,949	21,397,554	--	148,964,418
Fidelity Series Real Estate Equity Fund Class F	29,313,264	2,615,990	4,850,659	266,300	26,546,766
Fidelity Series Real Estate Income Fund Class F	26,401,984	2,074,844	3,622,706	660,690	25,667,022
Fidelity Series Short-Term Credit Fund Class F	136,694,630	49,920,404	17,252,590	887,685	170,028,223
Fidelity Series Small Cap Discovery Fund Class F	41,247,007	1,718,770	5,420,977	71,092	39,784,174
Fidelity Series Small Cap Opportunities Fund Class F	127,829,044	2,902,282	19,081,028	422,226	122,108,190
Fidelity Series Stock Selector Large Cap Value Fund Class F	210,704,484	4,593,141	29,173,820	--	199,816,704
Total	$5,538,375,157	$687,095,392	$1,158,712,665	$34,368,667	$5,352,471,155

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $4,826,131,015) — See accompanying schedule		$5,352,471,155
Receivable for investments sold		64,713,656
Receivable for fund shares sold		8,372,407
Total assets		5,425,557,218
Liabilities
Payable for investments purchased	$9,099,523
Payable for fund shares redeemed	63,986,479
Transfer agent fees payable	211,421
Total liabilities		73,297,423
Net Assets		$5,352,259,795
Net Assets consist of:
Paid in capital		$4,784,613,052
Undistributed net investment income		33,117,289
Accumulated undistributed net realized gain (loss) on investments		8,189,314
Net unrealized appreciation (depreciation) on investments		526,340,140
Net Assets, for 397,203,446 shares outstanding		$5,352,259,795
Net Asset Value, offering price and redemption price per share ($5,352,259,795 ÷ 397,203,446 shares)		$13.47

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$34,368,667
Expenses
Transfer agent fees	$1,274,230
Independent trustees' fees and expenses	12,247
Total expenses		1,286,477
Net investment income (loss)		33,082,190
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	23,179,931
Capital gain distributions from underlying funds	1,812,822
Total net realized gain (loss)		24,992,753
Change in net unrealized appreciation (depreciation) on underlying funds		262,533,337
Net gain (loss)		287,526,090
Net increase (decrease) in net assets resulting from operations		$320,608,280

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$33,082,190	$116,865,773
Net realized gain (loss)	24,992,753	184,418,968
Change in net unrealized appreciation (depreciation)	262,533,337	(414,123,102)
Net increase (decrease) in net assets resulting from operations	320,608,280	(112,838,361)
Distributions to shareholders from net investment income	(18,207,491)	(112,180,726)
Distributions to shareholders from net realized gain	(74,485,177)	(242,398,223)
Total distributions	(92,692,668)	(354,578,949)
Share transactions
Proceeds from sales of shares	617,451,328	1,469,640,544
Reinvestment of distributions	92,692,668	354,578,949
Cost of shares redeemed	(1,123,954,276)	(2,539,546,279)
Net increase (decrease) in net assets resulting from share transactions	(413,810,280)	(715,326,786)
Total increase (decrease) in net assets	(185,894,668)	(1,182,744,096)
Net Assets
Beginning of period	5,538,154,463	6,720,898,559
End of period	$5,352,259,795	$5,538,154,463
Other Information
Undistributed net investment income end of period	$33,117,289	$18,242,590
Shares
Sold	47,188,116	110,628,308
Issued in reinvestment of distributions	7,287,159	26,687,088
Redeemed	(85,751,496)	(191,038,021)
Net increase (decrease)	(31,276,221)	(53,722,625)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom K 2015 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.93	$13.94	$14.42	$13.48	$12.98	$13.17
Income from Investment Operations
Net investment income (loss)A	.08	.26	.27	.21	.22	.24
Net realized and unrealized gain (loss)	.68	(.48)	.60	.99	.75	.13
Total from investment operations	.76	(.22)	.87	1.20	.97	.37
Distributions from net investment income	(.04)	(.25)	(.47)	(.03)	(.21)	(.20)
Distributions from net realized gain	(.18)	(.53)	(.89)	(.23)	(.26)	(.36)
Total distributions	(.22)	(.79)B	(1.35)C	(.26)	(.47)	(.56)
Net asset value, end of period	$13.47	$12.93	$13.94	$14.42	$13.48	$12.98
Total ReturnD	6.01%	(1.67)%	6.54%	9.00%	7.70%	3.00%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%G	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%G	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%G	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.22%G	1.95%	1.91%	1.52%	1.68%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$5,352,260	$5,538,154	$6,720,899	$7,225,857	$7,138,645	$5,466,181
Portfolio turnover rateE	25%G	18%	22%	43%	21%	23%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.79 per share is comprised of distributions from net investment income of $.254 and distributions from net realized gain of $.533 per share.

 C Total distributions of $1.35 per share is comprised of distributions from net investment income of $.465 and distributions from net realized gain of $.889 per share.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund Class F	23.8	24.9
Fidelity Series Emerging Markets Fund Class F	7.9	7.3
Fidelity Series Equity-Income Fund Class F	6.4	6.4
Fidelity Series International Value Fund Class F	6.1	5.8
Fidelity Series International Growth Fund Class F	6.1	5.9
Fidelity Series Growth Company Fund Class F	5.6	5.9
Fidelity Series Growth & Income Fund Class F	4.8	4.9
Fidelity Series Government Money Market Fund Class F 0.29%	4.4	0.0
Fidelity Series Stock Selector Large Cap Value Fund Class F	4.3	4.2
Fidelity Series Intrinsic Opportunities Fund Class F	3.8	3.6
	73.2	68.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	42.3%
International Equity Funds	21.5%
Bond Funds	29.5%
Short-Term Funds	6.7%

Six months ago
Domestic Equity Funds	43.9%
International Equity Funds	20.4%
Bond Funds	30.3%
Short-Term Funds	5.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom K® 2020 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 42.3%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	16,431,683	$234,644,430
Fidelity Series 1000 Value Index Fund Class F (a)	20,254,837	226,449,082
Fidelity Series All-Sector Equity Fund Class F (a)	32,989,321	443,046,583
Fidelity Series Blue Chip Growth Fund Class F (a)	46,492,119	545,352,554
Fidelity Series Commodity Strategy Fund Class F (a)(b)	52,615,533	281,493,101
Fidelity Series Equity-Income Fund Class F (a)	85,422,022	1,057,524,634
Fidelity Series Growth & Income Fund Class F (a)	59,537,216	798,394,061
Fidelity Series Growth Company Fund Class F (a)	69,243,687	929,942,717
Fidelity Series Intrinsic Opportunities Fund Class F (a)	42,578,480	640,380,342
Fidelity Series Opportunistic Insights Fund Class F (a)	33,362,344	511,778,359
Fidelity Series Real Estate Equity Fund Class F (a)	6,490,437	89,373,324
Fidelity Series Small Cap Discovery Fund Class F (a)	13,001,923	137,170,292
Fidelity Series Small Cap Opportunities Fund Class F (a)	31,665,551	418,935,238
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	60,136,789	710,215,481
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,910,871,095)		7,024,700,198

International Equity Funds - 21.5%
Fidelity Series Emerging Markets Fund Class F (a)	78,339,490	1,322,370,596
Fidelity Series International Growth Fund Class F (a)	71,868,960	1,009,040,192
Fidelity Series International Small Cap Fund Class F (a)	14,853,466	231,862,598
Fidelity Series International Value Fund Class F (a)	106,531,767	1,013,117,107
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,168,630,494)		3,576,390,493

Bond Funds - 29.5%
Fidelity Series Emerging Markets Debt Fund Class F (a)	10,753,939	111,410,809
Fidelity Series Floating Rate High Income Fund Class F (a)	4,381,203	41,270,929
Fidelity Series High Income Fund Class F (a)	53,717,197	502,792,967
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	19,176,931	193,303,462
Fidelity Series Investment Grade Bond Fund Class F (a)	341,010,979	3,955,727,354
Fidelity Series Long-Term Treasury Bond Index Fund Class F (a)	427,483	4,125,214
Fidelity Series Real Estate Income Fund Class F (a)	7,387,967	82,892,985
TOTAL BOND FUNDS
(Cost $4,872,358,392)		4,891,523,720

Short-Term Funds - 6.7%
Fidelity Series Government Money Market Fund Class F 0.29% (a)(c)	734,599,639	734,599,639
Fidelity Series Short-Term Credit Fund Class F (a)	37,272,716	373,845,337
TOTAL SHORT-TERM FUNDS
(Cost $1,107,145,077)		1,108,444,976
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $15,059,005,058)		16,601,059,387
NET OTHER ASSETS (LIABILITIES) - 0.0%		(651,068)
NET ASSETS - 100%		$16,600,408,319

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$571,701,080	$31,161,217	$602,862,297	$260,006	$--
Fidelity Series 100 Index Fund Class F	244,660,959	6,459,936	30,928,186	--	234,644,430
Fidelity Series 1000 Value Index Fund Class F	137,955,491	91,597,998	13,910,488	--	226,449,082
Fidelity Series All-Sector Equity Fund Class F	770,680,737	19,820,051	396,180,812	--	443,046,583
Fidelity Series Blue Chip Growth Fund Class F	534,911,997	15,779,214	46,687,233	1,451,337	545,352,554
Fidelity Series Commodity Strategy Fund Class F	201,002,871	74,515,690	10,630,185	--	281,493,101
Fidelity Series Emerging Markets Debt Fund Class F	102,504,167	5,278,841	5,684,010	2,987,900	111,410,809
Fidelity Series Emerging Markets Fund Class F	1,186,962,515	28,175,414	48,019,646	--	1,322,370,596
Fidelity Series Equity-Income Fund Class F	1,035,760,821	37,509,174	93,631,093	9,810,232	1,057,524,634
Fidelity Series Floating Rate High Income Fund Class F	40,034,702	1,859,886	2,559,437	912,652	41,270,929
Fidelity Series Government Money Market Fund Class F 0.29%	--	753,341,796	18,742,157	631,132	734,599,639
Fidelity Series Growth & Income Fund Class F	793,857,980	28,910,516	83,619,713	6,983,196	798,394,061
Fidelity Series Growth Company Fund Class F	947,110,437	1,209,922	106,930,455	--	929,942,717
Fidelity Series High Income Fund Class F	481,432,267	14,026,429	30,153,121	14,026,333	502,792,967
Fidelity Series Inflation-Protected Bond Index Fund Class F	170,785,381	28,136,046	9,035,089	208,391	193,303,462
Fidelity Series International Growth Fund Class F	945,668,345	95,038,409	81,230,368	--	1,009,040,192
Fidelity Series International Small Cap Fund Class F	227,006,807	18,140,634	21,212,086	--	231,862,598
Fidelity Series International Value Fund Class F	938,635,502	122,242,525	87,171,806	--	1,013,117,107
Fidelity Series Intrinsic Opportunities Fund Class F	582,740,130	20,198,074	--	4,898,351	640,380,342
Fidelity Series Investment Grade Bond Fund Class F	4,024,998,184	146,300,823	316,589,286	50,819,820	3,955,727,354
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	4,390,826	116,074	19,258	4,125,214
Fidelity Series Opportunistic Insights Fund Class F	516,039,013	14,518,185	44,856,327	--	511,778,359
Fidelity Series Real Estate Equity Fund Class F	95,469,402	8,656,128	12,988,887	889,121	89,373,324
Fidelity Series Real Estate Income Fund Class F	80,513,965	7,006,648	7,142,752	2,093,054	82,892,985
Fidelity Series Short-Term Credit Fund Class F	306,142,393	82,410,623	16,030,947	1,865,171	373,845,337
Fidelity Series Small Cap Discovery Fund Class F	138,240,859	3,922,693	12,588,565	240,495	137,170,292
Fidelity Series Small Cap Opportunities Fund Class F	415,106,633	12,360,140	43,601,767	1,442,602	418,935,238
Fidelity Series Stock Selector Large Cap Value Fund Class F	681,764,492	39,918,683	57,155,676	--	710,215,481
Total	$16,171,687,130	$1,712,886,521	$2,200,258,463	$99,539,051	$16,601,059,387

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $15,059,005,058) — See accompanying schedule		$16,601,059,387
Receivable for investments sold		164,377,156
Receivable for fund shares sold		26,771,127
Total assets		16,792,207,670
Liabilities
Payable for investments purchased	$37,532,195
Payable for fund shares redeemed	153,614,573
Transfer agent fees payable	652,583
Total liabilities		191,799,351
Net Assets		$16,600,408,319
Net Assets consist of:
Paid in capital		$14,962,268,269
Undistributed net investment income		95,359,719
Accumulated undistributed net realized gain (loss) on investments		726,002
Net unrealized appreciation (depreciation) on investments		1,542,054,329
Net Assets, for 1,167,066,024 shares outstanding		$16,600,408,319
Net Asset Value, offering price and redemption price per share ($16,600,408,319 ÷ 1,167,066,024 shares)		$14.22

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$99,539,051
Expenses
Transfer agent fees	$3,846,978
Independent trustees' fees and expenses	36,551
Total expenses		3,883,529
Net investment income (loss)		95,655,522
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	50,688,513
Capital gain distributions from underlying funds	6,041,737
Total net realized gain (loss)		56,730,250
Change in net unrealized appreciation (depreciation) on underlying funds		866,055,677
Net gain (loss)		922,785,927
Net increase (decrease) in net assets resulting from operations		$1,018,441,449

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$95,655,522	$317,930,107
Net realized gain (loss)	56,730,250	465,604,383
Change in net unrealized appreciation (depreciation)	866,055,677	(1,119,523,298)
Net increase (decrease) in net assets resulting from operations	1,018,441,449	(335,988,808)
Distributions to shareholders from net investment income	(45,687,335)	(290,459,152)
Distributions to shareholders from net realized gain	(254,208,919)	(553,517,566)
Total distributions	(299,896,254)	(843,976,718)
Share transactions
Proceeds from sales of shares	1,863,820,707	4,100,202,428
Reinvestment of distributions	299,896,255	843,976,718
Cost of shares redeemed	(2,452,907,469)	(5,083,614,184)
Net increase (decrease) in net assets resulting from share transactions	(289,190,507)	(139,435,038)
Total increase (decrease) in net assets	429,354,688	(1,319,400,564)
Net Assets
Beginning of period	16,171,053,631	17,490,454,195
End of period	$16,600,408,319	$16,171,053,631
Other Information
Undistributed net investment income end of period	$95,359,719	$45,391,532
Shares
Sold	135,007,594	294,203,195
Issued in reinvestment of distributions	22,413,771	60,184,292
Redeemed	(177,454,755)	(363,822,608)
Net increase (decrease)	(20,033,390)	(9,435,121)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom K 2020 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.62	$14.62	$15.07	$13.98	$13.42	$13.72
Income from Investment Operations
Net investment income (loss)A	.08	.27	.28	.22	.24	.25
Net realized and unrealized gain (loss)	.78	(.55)	.68	1.15	.82	.06
Total from investment operations	.86	(.28)	.96	1.37	1.06	.31
Distributions from net investment income	(.04)	(.25)	(.49)	(.03)	(.23)	(.21)
Distributions from net realized gain	(.22)	(.47)	(.91)	(.25)	(.27)	(.40)
Total distributions	(.26)	(.72)	(1.41)B	(.28)	(.50)	(.61)
Net asset value, end of period	$14.22	$13.62	$14.62	$15.07	$13.98	$13.42
Total ReturnC	6.40%	(2.01)%	6.84%	9.95%	8.17%	2.50%
Ratios to Average Net AssetsD,E
Expenses before reductions	.05%F	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%F	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%F	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.17%F	1.93%	1.92%	1.56%	1.78%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$16,600,408	$16,171,054	$17,490,454	$17,321,924	$16,051,941	$12,054,451
Portfolio turnover rateD	21%F	21%	21%	43%	23%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.41 per share is comprised of distributions from net investment income of $.492 and distributions from net realized gain of $.914 per share.

 C Total returns for periods of less than one year are not annualized.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund Class F	20.3	19.9
Fidelity Series Emerging Markets Fund Class F	8.4	7.8
Fidelity Series Equity-Income Fund Class F	7.1	7.1
Fidelity Series International Value Fund Class F	6.7	6.5
Fidelity Series International Growth Fund Class F	6.7	6.6
Fidelity Series Growth Company Fund Class F	6.2	6.5
Fidelity Series Growth & Income Fund Class F	5.3	5.5
Fidelity Series Stock Selector Large Cap Value Fund Class F	4.7	4.7
Fidelity Series Intrinsic Opportunities Fund Class F	4.3	4.0
Fidelity Series Blue Chip Growth Fund Class F	3.6	3.7
	73.3	72.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	46.6%
International Equity Funds	23.3%
Bond Funds	25.2%
Short-Term Funds	4.9%

Six months ago
Domestic Equity Funds	48.6%
International Equity Funds	22.5%
Bond Funds	24.7%
Short-Term Funds	4.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom K® 2025 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 46.6%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	15,059,323	$215,047,135
Fidelity Series 1000 Value Index Fund Class F (a)	18,053,578	201,838,998
Fidelity Series All-Sector Equity Fund Class F (a)	30,183,916	405,369,998
Fidelity Series Blue Chip Growth Fund Class F (a)	42,489,352	498,400,105
Fidelity Series Commodity Strategy Fund Class F (a)(b)	43,068,061	230,414,126
Fidelity Series Equity-Income Fund Class F (a)	78,395,357	970,534,523
Fidelity Series Growth & Income Fund Class F (a)	54,279,518	727,888,333
Fidelity Series Growth Company Fund Class F (a)	63,081,662	847,186,714
Fidelity Series Intrinsic Opportunities Fund Class F (a)	38,890,069	584,906,641
Fidelity Series Opportunistic Insights Fund Class F (a)	30,597,949	469,372,535
Fidelity Series Real Estate Equity Fund Class F (a)	5,996,497	82,571,757
Fidelity Series Small Cap Discovery Fund Class F (a)	11,910,256	125,653,199
Fidelity Series Small Cap Opportunities Fund Class F (a)	29,077,572	384,696,272
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	54,639,418	645,291,524
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,447,910,902)		6,389,171,860

International Equity Funds - 23.3%
Fidelity Series Emerging Markets Fund Class F (a)	68,272,290	1,152,436,259
Fidelity Series International Growth Fund Class F (a)	65,235,404	915,905,065
Fidelity Series International Small Cap Fund Class F (a)	13,482,608	210,463,509
Fidelity Series International Value Fund Class F (a)	96,701,185	919,628,270
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,901,194,292)		3,198,433,103

Bond Funds - 25.2%
Fidelity Series Emerging Markets Debt Fund Class F (a)	8,842,623	91,609,572
Fidelity Series Floating Rate High Income Fund Class F (a)	3,629,883	34,193,502
Fidelity Series High Income Fund Class F (a)	42,695,031	399,625,489
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	8,221,709	82,874,829
Fidelity Series Investment Grade Bond Fund Class F (a)	239,547,655	2,778,752,799
Fidelity Series Long-Term Treasury Bond Index Fund Class F (a)	299,802	2,893,086
Fidelity Series Real Estate Income Fund Class F (a)	6,102,792	68,473,325
TOTAL BOND FUNDS
(Cost $3,442,939,269)		3,458,422,602

Short-Term Funds - 4.9%
Fidelity Series Government Money Market Fund Class F 0.29% (a)(c)	437,614,687	437,614,687
Fidelity Series Short-Term Credit Fund Class F (a)	22,587,644	226,554,072
TOTAL SHORT-TERM FUNDS
(Cost $663,385,529)		664,168,759
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $12,455,429,992)		13,710,196,324
NET OTHER ASSETS (LIABILITIES) - 0.0%		(536,182)
NET ASSETS - 100%		$13,709,660,142

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$350,185,339	$3,003,310	$353,188,649	$157,965	$--
Fidelity Series 100 Index Fund Class F	215,287,551	13,455,495	26,641,560	--	215,047,135
Fidelity Series 1000 Value Index Fund Class F	121,256,266	83,218,366	12,303,030	--	201,838,998
Fidelity Series All-Sector Equity Fund Class F	678,850,088	34,231,190	351,406,561	--	405,369,998
Fidelity Series Blue Chip Growth Fund Class F	471,088,834	31,396,193	41,460,142	1,332,120	498,400,105
Fidelity Series Commodity Strategy Fund Class F	159,950,785	66,395,137	9,824,925	--	230,414,126
Fidelity Series Emerging Markets Debt Fund Class F	81,072,431	6,762,736	3,699,467	2,402,125	91,609,572
Fidelity Series Emerging Markets Fund Class F	1,002,514,471	56,914,428	40,054,435	--	1,152,436,259
Fidelity Series Equity-Income Fund Class F	912,438,301	67,653,200	79,319,527	8,738,955	970,534,523
Fidelity Series Floating Rate High Income Fund Class F	31,903,937	2,595,926	1,872,984	740,745	34,193,502
Fidelity Series Government Money Market Fund Class F 0.29%	--	445,936,784	8,322,097	375,964	437,614,687
Fidelity Series Growth & Income Fund Class F	699,257,536	50,775,234	75,421,448	6,204,302	727,888,333
Fidelity Series Growth Company Fund Class F	833,281,469	2,056,323	67,487,752	--	847,186,714
Fidelity Series High Income Fund Class F	380,589,324	11,131,577	21,840,371	11,131,427	399,625,489
Fidelity Series Inflation-Protected Bond Index Fund Class F	66,215,403	19,257,764	4,007,639	80,942	82,874,829
Fidelity Series International Growth Fund Class F	841,946,599	97,191,064	67,675,497	--	915,905,065
Fidelity Series International Small Cap Fund Class F	201,876,828	17,391,647	16,254,817	--	210,463,509
Fidelity Series International Value Fund Class F	835,693,916	121,589,756	73,048,037	--	919,628,270
Fidelity Series Intrinsic Opportunities Fund Class F	517,100,433	36,766,207	2,615,944	4,461,454	584,906,641
Fidelity Series Investment Grade Bond Fund Class F	2,552,081,699	274,369,900	113,843,856	33,839,120	2,778,752,799
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	2,995,958	1,146	13,323	2,893,086
Fidelity Series Opportunistic Insights Fund Class F	454,435,001	29,841,742	38,392,470	--	469,372,535
Fidelity Series Real Estate Equity Fund Class F	83,816,486	11,726,155	11,264,933	804,689	82,571,757
Fidelity Series Real Estate Income Fund Class F	64,222,731	7,683,677	5,445,675	1,702,475	68,473,325
Fidelity Series Short-Term Credit Fund Class F	187,259,264	45,943,888	7,428,503	1,114,556	226,554,072
Fidelity Series Small Cap Discovery Fund Class F	121,500,829	7,771,140	10,458,070	214,545	125,653,199
Fidelity Series Small Cap Opportunities Fund Class F	365,500,545	23,963,128	36,300,594	1,324,684	384,696,272
Fidelity Series Stock Selector Large Cap Value Fund Class F	603,916,949	51,162,957	50,752,894	--	645,291,524
Total	$12,833,243,015	$1,623,180,882	$1,530,333,023	$74,639,391	$13,710,196,324

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $12,455,429,992) — See accompanying schedule		$13,710,196,324
Receivable for investments sold		182,720,515
Receivable for fund shares sold		26,514,518
Total assets		13,919,431,357
Liabilities
Payable for investments purchased	$16,909,493
Payable for fund shares redeemed	192,323,499
Transfer agent fees payable	538,223
Total liabilities		209,771,215
Net Assets		$13,709,660,142
Net Assets consist of:
Paid in capital		$12,406,902,731
Undistributed net investment income		71,249,657
Accumulated undistributed net realized gain (loss) on investments		(23,258,578)
Net unrealized appreciation (depreciation) on investments		1,254,766,332
Net Assets, for 924,842,731 shares outstanding		$13,709,660,142
Net Asset Value, offering price and redemption price per share ($13,709,660,142 ÷ 924,842,731 shares)		$14.82

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$74,639,391
Expenses
Transfer agent fees	$3,110,142
Independent trustees' fees and expenses	29,316
Total expenses		3,139,458
Net investment income (loss)		71,499,933
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	32,615,568
Capital gain distributions from underlying funds	5,433,872
Total net realized gain (loss)		38,049,440
Change in net unrealized appreciation (depreciation) on underlying funds		751,489,875
Net gain (loss)		789,539,315
Net increase (decrease) in net assets resulting from operations		$861,039,248

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$71,499,933	$233,820,032
Net realized gain (loss)	38,049,440	376,066,732
Change in net unrealized appreciation (depreciation)	751,489,875	(904,522,206)
Net increase (decrease) in net assets resulting from operations	861,039,248	(294,635,442)
Distributions to shareholders from net investment income	(29,757,534)	(226,661,881)
Distributions to shareholders from net realized gain	(220,021,230)	(429,736,740)
Total distributions	(249,778,764)	(656,398,621)
Share transactions
Proceeds from sales of shares	1,816,629,291	3,618,354,428
Reinvestment of distributions	249,778,764	656,398,621
Cost of shares redeemed	(1,800,752,957)	(3,422,255,929)
Net increase (decrease) in net assets resulting from share transactions	265,655,098	852,497,120
Total increase (decrease) in net assets	876,915,582	(98,536,943)
Net Assets
Beginning of period	12,832,744,560	12,931,281,503
End of period	$13,709,660,142	$12,832,744,560
Other Information
Undistributed net investment income end of period	$71,249,657	$29,507,258
Shares
Sold	126,395,032	249,119,303
Issued in reinvestment of distributions	17,982,630	44,749,807
Redeemed	(125,265,035)	(235,009,004)
Net increase (decrease)	19,112,627	58,860,106

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom K 2025 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.17	$15.27	$15.70	$14.30	$13.59	$13.99
Income from Investment Operations
Net investment income (loss)A	.08	.27	.29	.24	.26	.26
Net realized and unrealized gain (loss)	.85	(.61)	.78	1.47	.95	(.02)
Total from investment operations	.93	(.34)	1.07	1.71	1.21	.24
Distributions from net investment income	(.03)	(.26)	(.49)	(.03)	(.24)	(.21)
Distributions from net realized gain	(.24)	(.50)	(1.01)	(.28)	(.26)	(.43)
Total distributions	(.28)B	(.76)	(1.50)	(.31)	(.50)	(.64)
Net asset value, end of period	$14.82	$14.17	$15.27	$15.70	$14.30	$13.59
Total ReturnC	6.67%	(2.35)%	7.35%	12.13%	9.17%	2.02%
Ratios to Average Net AssetsD,E
Expenses before reductions	.05%F	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%F	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%F	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.08%F	1.85%	1.91%	1.60%	1.89%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$13,709,660	$12,832,745	$12,931,282	$11,797,380	$9,887,703	$6,678,966
Portfolio turnover rateD	23%F	19%	20%	44%	23%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.28 per share is comprised of distributions from net investment income of $.033 and distributions from net realized gain of $.244 per share.

 C Total returns for periods of less than one year are not annualized.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund Class F	10.4	9.6
Fidelity Series Emerging Markets Fund Class F	9.4	8.8
Fidelity Series Equity-Income Fund Class F	8.7	8.6
Fidelity Series International Value Fund Class F	8.2	7.9
Fidelity Series International Growth Fund Class F	8.2	8.1
Fidelity Series Growth Company Fund Class F	7.6	7.9
Fidelity Series Growth & Income Fund Class F	6.5	6.6
Fidelity Series Stock Selector Large Cap Value Fund Class F	6.0	5.7
Fidelity Series Intrinsic Opportunities Fund Class F	5.2	4.9
Fidelity Series Blue Chip Growth Fund Class F	4.4	4.5
	74.6	72.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	56.9%
International Equity Funds	27.7%
Bond Funds	15.3%
Short-Term Funds	0.1%

Six months ago
Domestic Equity Funds	58.7%
International Equity Funds	26.7%
Bond Funds	14.5%
Short-Term Funds	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom K® 2030 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 56.9%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	22,058,419	$314,994,218
Fidelity Series 1000 Value Index Fund Class F (a)	29,655,147	331,544,549
Fidelity Series All-Sector Equity Fund Class F (a)	44,255,098	594,345,968
Fidelity Series Blue Chip Growth Fund Class F (a)	61,638,765	723,022,713
Fidelity Series Commodity Strategy Fund Class F (a)(b)	50,431,272	269,807,306
Fidelity Series Equity-Income Fund Class F (a)	114,928,865	1,422,819,350
Fidelity Series Growth & Income Fund Class F (a)	79,044,177	1,059,982,407
Fidelity Series Growth Company Fund Class F (a)	92,170,786	1,237,853,654
Fidelity Series Intrinsic Opportunities Fund Class F (a)	55,969,557	841,782,138
Fidelity Series Opportunistic Insights Fund Class F (a)	44,062,009	675,911,219
Fidelity Series Real Estate Equity Fund Class F (a)	8,496,975	117,003,347
Fidelity Series Small Cap Discovery Fund Class F (a)	17,312,131	182,642,987
Fidelity Series Small Cap Opportunities Fund Class F (a)	41,975,514	555,336,051
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	83,076,066	981,128,344
TOTAL DOMESTIC EQUITY FUNDS
(Cost $7,974,991,719)		9,308,174,251

International Equity Funds - 27.7%
Fidelity Series Emerging Markets Fund Class F (a)	90,888,439	1,534,196,847
Fidelity Series International Growth Fund Class F (a)	95,371,166	1,339,011,166
Fidelity Series International Small Cap Fund Class F (a)	19,708,484	307,649,441
Fidelity Series International Value Fund Class F (a)	141,368,319	1,344,412,718
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,156,835,274)		4,525,270,172

Bond Funds - 15.3%
Fidelity Series Emerging Markets Debt Fund Class F (a)	10,637,356	110,203,011
Fidelity Series Floating Rate High Income Fund Class F (a)	4,314,966	40,646,980
Fidelity Series High Income Fund Class F (a)	51,755,361	484,430,183
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	8,829,896	89,005,356
Fidelity Series Investment Grade Bond Fund Class F (a)	146,494,931	1,699,341,199
Fidelity Series Long-Term Treasury Bond Index Fund Class F (a)	176,637	1,704,548
Fidelity Series Real Estate Income Fund Class F (a)	7,330,296	82,245,923
TOTAL BOND FUNDS
(Cost $2,476,232,109)		2,507,577,200

Short-Term Funds - 0.1%
Fidelity Series Government Money Market Fund Class F 0.29% (a)(c)	4,991,884	4,991,884
Fidelity Series Short-Term Credit Fund Class F (a)	268,385	2,691,906
TOTAL SHORT-TERM FUNDS
(Cost $7,670,229)		7,683,790
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $14,615,729,331)		16,348,705,413
NET OTHER ASSETS (LIABILITIES) - 0.0%		(640,623)
NET ASSETS - 100%		$16,348,064,790

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$4,970,874	$27,841	$4,998,715	$2,378	$--
Fidelity Series 100 Index Fund Class F	312,979,593	14,802,425	31,452,345	--	314,994,218
Fidelity Series 1000 Value Index Fund Class F	176,385,655	157,567,655	16,226,561	--	331,544,549
Fidelity Series All-Sector Equity Fund Class F	986,382,823	38,027,616	494,137,096	--	594,345,968
Fidelity Series Blue Chip Growth Fund Class F	684,519,159	34,385,230	50,209,786	1,921,407	723,022,713
Fidelity Series Commodity Strategy Fund Class F	193,432,176	70,866,273	11,229,939	--	269,807,306
Fidelity Series Emerging Markets Debt Fund Class F	98,649,179	6,688,383	4,197,040	2,912,652	110,203,011
Fidelity Series Emerging Markets Fund Class F	1,349,270,426	55,889,479	48,935,519	--	1,534,196,847
Fidelity Series Equity-Income Fund Class F	1,325,670,482	101,075,216	104,984,984	12,689,032	1,422,819,350
Fidelity Series Floating Rate High Income Fund Class F	38,664,940	2,371,288	2,275,346	889,451	40,646,980
Fidelity Series Government Money Market Fund Class F 0.29%	--	5,219,629	227,745	4,742	4,991,884
Fidelity Series Growth & Income Fund Class F	1,016,008,775	56,410,712	89,619,907	9,003,436	1,059,982,407
Fidelity Series Growth Company Fund Class F	1,211,016,994	3,464,944	92,499,969	--	1,237,853,654
Fidelity Series High Income Fund Class F	459,010,009	13,459,881	23,995,568	13,459,738	484,430,183
Fidelity Series Inflation-Protected Bond Index Fund Class F	79,551,481	11,601,883	3,738,406	95,379	89,005,356
Fidelity Series International Growth Fund Class F	1,240,588,009	111,111,127	77,869,626	--	1,339,011,166
Fidelity Series International Small Cap Fund Class F	293,175,718	27,580,865	24,669,827	--	307,649,441
Fidelity Series International Value Fund Class F	1,222,125,805	152,401,382	81,817,402	--	1,344,412,718
Fidelity Series Intrinsic Opportunities Fund Class F	752,036,235	41,011,694	--	6,423,703	841,782,138
Fidelity Series Investment Grade Bond Fund Class F	1,469,877,688	236,319,966	45,498,203	19,959,322	1,699,341,199
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	1,766,905	1,911	7,873	1,704,548
Fidelity Series Opportunistic Insights Fund Class F	660,386,035	36,085,499	54,569,306	--	675,911,219
Fidelity Series Real Estate Equity Fund Class F	121,989,565	15,394,846	18,002,890	1,158,188	117,003,347
Fidelity Series Real Estate Income Fund Class F	77,863,871	8,098,585	6,159,239	2,054,299	82,245,923
Fidelity Series Short-Term Credit Fund Class F	2,687,488	205,714	212,448	14,628	2,691,906
Fidelity Series Small Cap Discovery Fund Class F	176,500,908	8,332,228	12,123,947	313,418	182,642,987
Fidelity Series Small Cap Opportunities Fund Class F	531,149,221	25,730,335	47,363,078	1,910,155	555,336,051
Fidelity Series Stock Selector Large Cap Value Fund Class F	869,587,973	110,690,512	58,085,273	--	981,128,344
Total	$15,354,481,082	$1,346,588,113	$1,405,102,076	$72,819,801	$16,348,705,413

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $14,615,729,331) — See accompanying schedule		$16,348,705,413
Receivable for investments sold		176,047,918
Receivable for fund shares sold		28,447,827
Total assets		16,553,201,158
Liabilities
Payable for investments purchased	$14,669,627
Payable for fund shares redeemed	189,825,483
Transfer agent fees payable	641,258
Total liabilities		205,136,368
Net Assets		$16,348,064,790
Net Assets consist of:
Paid in capital		$14,574,371,779
Undistributed net investment income		68,646,783
Accumulated undistributed net realized gain (loss) on investments		(27,929,854)
Net unrealized appreciation (depreciation) on investments		1,732,976,082
Net Assets, for 1,087,299,231 shares outstanding		$16,348,064,790
Net Asset Value, offering price and redemption price per share ($16,348,064,790 ÷ 1,087,299,231 shares)		$15.04

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$72,819,801
Expenses
Transfer agent fees	$3,716,644
Independent trustees' fees and expenses	35,055
Total expenses		3,751,699
Net investment income (loss)		69,068,102
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	42,215,638
Capital gain distributions from underlying funds	7,562,381
Total net realized gain (loss)		49,778,019
Change in net unrealized appreciation (depreciation) on underlying funds		1,010,522,646
Net gain (loss)		1,060,300,665
Net increase (decrease) in net assets resulting from operations		$1,129,368,767

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$69,068,102	$262,101,261
Net realized gain (loss)	49,778,019	549,397,372
Change in net unrealized appreciation (depreciation)	1,010,522,646	(1,275,614,667)
Net increase (decrease) in net assets resulting from operations	1,129,368,767	(464,116,034)
Distributions to shareholders from net investment income	(22,411,162)	(259,661,343)
Distributions to shareholders from net realized gain	(325,492,531)	(611,213,149)
Total distributions	(347,903,693)	(870,874,492)
Share transactions
Proceeds from sales of shares	1,814,485,527	3,965,188,689
Reinvestment of distributions	347,903,693	870,874,492
Cost of shares redeemed	(1,949,685,681)	(4,145,551,424)
Net increase (decrease) in net assets resulting from share transactions	212,703,539	690,511,757
Total increase (decrease) in net assets	994,168,613	(644,478,769)
Net Assets
Beginning of period	15,353,896,177	15,998,374,946
End of period	$16,348,064,790	$15,353,896,177
Other Information
Undistributed net investment income end of period	$68,646,783	$21,989,843
Shares
Sold	124,898,871	269,091,066
Issued in reinvestment of distributions	24,921,465	58,025,180
Redeemed	(134,123,627)	(279,432,249)
Net increase (decrease)	15,696,709	47,683,997

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom K 2030 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.33	$15.62	$16.04	$14.49	$13.75	$14.22
Income from Investment Operations
Net investment income (loss)A	.06	.25	.28	.24	.27	.26
Net realized and unrealized gain (loss)	.98	(.69)	.87	1.64	.99	(.07)
Total from investment operations	1.04	(.44)	1.15	1.88	1.26	.19
Distributions from net investment income	(.02)	(.25)	(.50)	(.03)	(.25)	(.22)
Distributions from net realized gain	(.31)	(.60)	(1.07)	(.30)	(.26)	(.44)
Total distributions	(.33)	(.85)	(1.57)	(.33)	(.52)B	(.66)
Net asset value, end of period	$15.04	$14.33	$15.62	$16.04	$14.49	$13.75
Total ReturnC	7.41%	(3.01)%	7.78%	13.20%	9.46%	1.62%
Ratios to Average Net AssetsD,E
Expenses before reductions	.05%F	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%F	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%F	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	.87%F	1.71%	1.80%	1.58%	1.94%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$16,348,065	$15,353,896	$15,998,375	$14,926,240	$12,937,662	$9,206,764
Portfolio turnover rateD	17%F	19%	19%	56%	25%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.52 per share is comprised of distributions from net investment income of $.252 and distributions from net realized gain of $.264 per share.

 C Total returns for periods of less than one year are not annualized.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Emerging Markets Fund Class F	10.0	9.4
Fidelity Series Equity-Income Fund Class F	9.9	9.6
Fidelity Series International Value Fund Class F	9.3	8.9
Fidelity Series International Growth Fund Class F	9.3	9.0
Fidelity Series Growth Company Fund Class F	8.4	8.8
Fidelity Series Growth & Income Fund Class F	7.2	7.3
Fidelity Series Stock Selector Large Cap Value Fund Class F	6.9	6.3
Fidelity Series Intrinsic Opportunities Fund Class F	5.7	5.4
Fidelity Series Blue Chip Growth Fund Class F	4.9	4.9
Fidelity Series Opportunistic Insights Fund Class F	4.6	4.8
	76.2	74.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	63.9%
International Equity Funds	30.7%
Bond Funds	5.4%

Six months ago
Domestic Equity Funds	65.1%
International Equity Funds	29.4%
Bond Funds	5.4%
Short-Term Funds	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom K® 2035 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.9%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	16,491,110	$235,493,047
Fidelity Series 1000 Value Index Fund Class F (a)	23,257,506	260,018,919
Fidelity Series All-Sector Equity Fund Class F (a)	33,295,969	447,164,857
Fidelity Series Blue Chip Growth Fund Class F (a)	45,672,032	535,732,937
Fidelity Series Commodity Strategy Fund Class F (a)(b)	34,146,192	182,682,127
Fidelity Series Equity-Income Fund Class F (a)	86,771,544	1,074,231,709
Fidelity Series Growth & Income Fund Class F (a)	58,660,272	786,634,250
Fidelity Series Growth Company Fund Class F (a)	67,496,494	906,477,921
Fidelity Series Intrinsic Opportunities Fund Class F (a)	41,361,293	622,073,843
Fidelity Series Opportunistic Insights Fund Class F (a)	32,730,878	502,091,673
Fidelity Series Real Estate Equity Fund Class F (a)	6,401,823	88,153,101
Fidelity Series Small Cap Discovery Fund Class F (a)	12,875,612	135,837,711
Fidelity Series Small Cap Opportunities Fund Class F (a)	31,299,370	414,090,671
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	63,175,302	746,100,312
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,025,910,141)		6,936,783,078

International Equity Funds - 30.7%
Fidelity Series Emerging Markets Fund Class F (a)	64,295,827	1,085,313,568
Fidelity Series International Growth Fund Class F (a)	71,403,636	1,002,507,053
Fidelity Series International Small Cap Fund Class F (a)	14,755,234	230,329,209
Fidelity Series International Value Fund Class F (a)	105,838,556	1,006,524,667
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,084,116,629)		3,324,674,497

Bond Funds - 5.4%
Fidelity Series Emerging Markets Debt Fund Class F (a)	7,060,064	73,142,263
Fidelity Series Floating Rate High Income Fund Class F (a)	2,887,942	27,204,413
Fidelity Series High Income Fund Class F (a)	33,399,534	312,619,641
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	6,244,381	62,943,364
Fidelity Series Investment Grade Bond Fund Class F (a)	4,425,971	51,341,259
Fidelity Series Long-Term Treasury Bond Index Fund Class F (a)	6,386	61,622
Fidelity Series Real Estate Income Fund Class F (a)	4,866,365	54,600,619
TOTAL BOND FUNDS
(Cost $587,100,389)		581,913,181

Short-Term Funds - 0.0%
Fidelity Series Government Money Market Fund Class F 0.29% (a)(c)	3,166,123	3,166,123
Fidelity Series Short-Term Credit Fund Class F (a)	177,478	1,780,107
TOTAL SHORT-TERM FUNDS
(Cost $4,934,078)		4,946,230
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $9,702,061,237)		10,848,316,986
NET OTHER ASSETS (LIABILITIES) - 0.0%		(425,647)
NET ASSETS - 100%		$10,847,891,339

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$3,199,657	$31,444	$3,231,101	$1,449	$--
Fidelity Series 100 Index Fund Class F	226,990,439	15,742,333	20,966,826	--	235,493,047
Fidelity Series 1000 Value Index Fund Class F	128,250,613	133,220,593	11,521,235	--	260,018,919
Fidelity Series All-Sector Equity Fund Class F	715,396,000	34,885,221	350,387,533	--	447,164,857
Fidelity Series Blue Chip Growth Fund Class F	496,572,828	35,981,322	36,664,086	1,424,594	535,732,937
Fidelity Series Commodity Strategy Fund Class F	126,919,928	51,156,464	6,320,944	--	182,682,127
Fidelity Series Emerging Markets Debt Fund Class F	64,663,326	5,666,323	3,158,406	1,918,545	73,142,263
Fidelity Series Emerging Markets Fund Class F	938,510,058	59,269,686	37,450,274	--	1,085,313,568
Fidelity Series Equity-Income Fund Class F	960,724,075	115,906,065	76,520,150	9,273,229	1,074,231,709
Fidelity Series Floating Rate High Income Fund Class F	25,324,613	2,133,778	1,500,018	589,071	27,204,413
Fidelity Series Government Money Market Fund Class F 0.29%	--	3,294,723	128,600	2,961	3,166,123
Fidelity Series Growth & Income Fund Class F	736,846,410	59,041,060	65,888,025	6,574,092	786,634,250
Fidelity Series Growth Company Fund Class F	877,202,090	3,655,682	59,201,105	--	906,477,921
Fidelity Series High Income Fund Class F	298,058,138	8,708,215	17,423,643	8,708,078	312,619,641
Fidelity Series Inflation-Protected Bond Index Fund Class F	50,431,341	13,880,422	2,368,361	61,818	62,943,364
Fidelity Series International Growth Fund Class F	904,618,302	105,848,610	55,919,074	--	1,002,507,053
Fidelity Series International Small Cap Fund Class F	212,127,506	24,130,600	14,485,548	--	230,329,209
Fidelity Series International Value Fund Class F	893,431,027	133,355,513	58,419,776	--	1,006,524,667
Fidelity Series Intrinsic Opportunities Fund Class F	543,051,816	43,364,376	--	4,742,453	622,073,843
Fidelity Series Investment Grade Bond Fund Class F	50,159,195	7,963,596	8,097,977	657,204	51,341,259
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	63,913	148	282	61,622
Fidelity Series Opportunistic Insights Fund Class F	478,517,555	38,099,970	39,494,620	--	502,091,673
Fidelity Series Real Estate Equity Fund Class F	88,817,470	12,295,238	11,067,911	856,274	88,153,101
Fidelity Series Real Estate Income Fund Class F	51,050,080	6,330,835	4,383,066	1,355,924	54,600,619
Fidelity Series Short-Term Credit Fund Class F	1,692,662	242,274	162,178	9,560	1,780,107
Fidelity Series Small Cap Discovery Fund Class F	127,937,209	10,138,777	9,543,179	228,157	135,837,711
Fidelity Series Small Cap Opportunities Fund Class F	384,821,942	28,377,443	32,781,126	1,416,213	414,090,671
Fidelity Series Stock Selector Large Cap Value Fund Class F	630,786,506	115,045,920	42,937,062	--	746,100,312
Total	$10,016,100,786	$1,067,830,396	$970,021,972	$37,819,904	$10,848,316,986

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $9,702,061,237) — See accompanying schedule		$10,848,316,986
Cash		5
Receivable for investments sold		115,116,104
Receivable for fund shares sold		24,933,202
Total assets		10,988,366,297
Liabilities
Payable for investments purchased	$7,537,909
Payable for fund shares redeemed	132,512,241
Transfer agent fees payable	424,808
Total liabilities		140,474,958
Net Assets		$10,847,891,339
Net Assets consist of:
Paid in capital		$9,712,174,187
Undistributed net investment income		35,331,235
Accumulated undistributed net realized gain (loss) on investments		(45,869,832)
Net unrealized appreciation (depreciation) on investments		1,146,255,749
Net Assets, for 701,642,754 shares outstanding		$10,847,891,339
Net Asset Value, offering price and redemption price per share ($10,847,891,339 ÷ 701,642,754 shares)		$15.46

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$37,819,904
Expenses
Transfer agent fees	$2,442,066
Independent trustees' fees and expenses	22,953
Total expenses		2,465,019
Net investment income (loss)		35,354,885
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	12,738,257
Capital gain distributions from underlying funds	5,566,187
Total net realized gain (loss)		18,304,444
Change in net unrealized appreciation (depreciation) on underlying funds		721,669,518
Net gain (loss)		739,973,962
Net increase (decrease) in net assets resulting from operations		$775,328,847

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$35,354,885	$158,099,951
Net realized gain (loss)	18,304,444	361,799,361
Change in net unrealized appreciation (depreciation)	721,669,518	(866,304,472)
Net increase (decrease) in net assets resulting from operations	775,328,847	(346,405,160)
Distributions to shareholders from net investment income	(5,452,976)	(160,712,475)
Distributions to shareholders from net realized gain	(233,791,213)	(392,483,815)
Total distributions	(239,244,189)	(553,196,290)
Share transactions
Proceeds from sales of shares	1,442,633,070	2,926,014,268
Reinvestment of distributions	239,244,189	553,196,290
Cost of shares redeemed	(1,385,790,732)	(2,689,359,298)
Net increase (decrease) in net assets resulting from share transactions	296,086,527	789,851,260
Total increase (decrease) in net assets	832,171,185	(109,750,190)
Net Assets
Beginning of period	10,015,720,154	10,125,470,344
End of period	$10,847,891,339	$10,015,720,154
Other Information
Undistributed net investment income end of period	$35,331,235	$5,429,326
Shares
Sold	96,786,467	192,872,466
Issued in reinvestment of distributions	16,742,070	35,692,536
Redeemed	(93,022,523)	(176,412,802)
Net increase (decrease)	20,506,014	52,152,200

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom K 2035 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.70	$16.10	$16.55	$14.75	$13.88	$14.46
Income from Investment Operations
Net investment income (loss)A	.05	.24	.28	.23	.26	.24
Net realized and unrealized gain (loss)	1.06	(.78)	.95	1.92	1.09	(.17)
Total from investment operations	1.11	(.54)	1.23	2.15	1.35	.07
Distributions from net investment income	(.01)	(.25)	(.48)	(.02)	(.24)	(.20)
Distributions from net realized gain	(.34)	(.61)	(1.19)	(.32)	(.23)	(.45)
Total distributions	(.35)	(.86)	(1.68)B	(.35)C	(.48)D	(.65)
Net asset value, end of period	$15.46	$14.70	$16.10	$16.55	$14.75	$13.88
Total ReturnE	7.75%	(3.57)%	8.08%	14.83%	10.01%	.78%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%H	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%H	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%H	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	.68%H	1.60%	1.75%	1.50%	1.90%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$10,847,891	$10,015,720	$10,125,470	$9,083,080	$7,329,244	$4,783,034
Portfolio turnover rateF	19%H	17%	19%	50%	26%	17%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.68 per share is comprised of distributions from net investment income of $.484 and distributions from net realized gain of $1.191 per share.

 C Total distributions of $.35 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.323 per share.

 D Total distributions of $.48 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.232 per share.

 E Total returns for periods of less than one year are not annualized.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Emerging Markets Fund Class F	10.0	9.4
Fidelity Series Equity-Income Fund Class F	9.9	9.6
Fidelity Series International Value Fund Class F	9.3	8.9
Fidelity Series International Growth Fund Class F	9.2	9.0
Fidelity Series Growth Company Fund Class F	8.4	8.7
Fidelity Series Growth & Income Fund Class F	7.2	7.3
Fidelity Series Stock Selector Large Cap Value Fund Class F	6.9	6.3
Fidelity Series Intrinsic Opportunities Fund Class F	5.7	5.4
Fidelity Series Blue Chip Growth Fund Class F	4.9	5.0
Fidelity Series Opportunistic Insights Fund Class F	4.6	4.8
	76.1	74.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	63.9%
International Equity Funds	30.6%
Bond Funds	5.4%
Short-Term Funds	0.1%

Six months ago
Domestic Equity Funds	65.1%
International Equity Funds	29.4%
Bond Funds	5.4%
Short-Term Funds	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom K® 2040 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.9%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	17,633,315	$251,803,738
Fidelity Series 1000 Value Index Fund Class F (a)	24,856,893	277,900,066
Fidelity Series All-Sector Equity Fund Class F (a)	35,612,924	478,281,573
Fidelity Series Blue Chip Growth Fund Class F (a)	48,795,990	572,376,963
Fidelity Series Commodity Strategy Fund Class F (a)(b)	36,207,955	193,712,558
Fidelity Series Equity-Income Fund Class F (a)	92,708,665	1,147,733,274
Fidelity Series Growth & Income Fund Class F (a)	62,662,178	840,299,801
Fidelity Series Growth Company Fund Class F (a)	72,596,181	974,966,707
Fidelity Series Intrinsic Opportunities Fund Class F (a)	43,876,726	659,905,962
Fidelity Series Opportunistic Insights Fund Class F (a)	34,959,692	536,281,683
Fidelity Series Real Estate Equity Fund Class F (a)	6,837,472	94,151,985
Fidelity Series Small Cap Discovery Fund Class F (a)	13,780,892	145,388,414
Fidelity Series Small Cap Opportunities Fund Class F (a)	33,439,639	442,406,424
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	67,499,387	797,167,765
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,407,184,936)		7,412,376,913

International Equity Funds - 30.6%
Fidelity Series Emerging Markets Fund Class F (a)	68,649,210	1,158,798,671
Fidelity Series International Growth Fund Class F (a)	76,312,195	1,071,423,218
Fidelity Series International Small Cap Fund Class F (a)	15,769,253	246,158,034
Fidelity Series International Value Fund Class F (a)	113,112,449	1,075,699,389
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,279,885,920)		3,552,079,312

Bond Funds - 5.4%
Fidelity Series Emerging Markets Debt Fund Class F (a)	7,516,595	77,871,925
Fidelity Series Floating Rate High Income Fund Class F (a)	3,091,374	29,120,744
Fidelity Series High Income Fund Class F (a)	36,139,782	338,268,357
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	6,497,217	65,491,947
Fidelity Series Investment Grade Bond Fund Class F (a)	4,726,701	54,829,737
Fidelity Series Long-Term Treasury Bond Index Fund Class F (a)	6,884	66,429
Fidelity Series Real Estate Income Fund Class F (a)	5,206,438	58,416,233
TOTAL BOND FUNDS
(Cost $629,669,712)		624,065,372

Short-Term Funds - 0.1%
Fidelity Series Government Money Market Fund Class F 0.29% (a)(c)	3,355,254	3,355,254
Fidelity Series Short-Term Credit Fund Class F (a)	189,692	1,902,615
TOTAL SHORT-TERM FUNDS
(Cost $5,244,543)		5,257,869
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $10,321,985,111)		11,593,779,466
NET OTHER ASSETS (LIABILITIES) - 0.0%		(453,190)
NET ASSETS - 100%		$11,593,326,276

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$3,420,877	$26,872	$3,447,749	$1,548	$--
Fidelity Series 100 Index Fund Class F	242,337,354	14,112,524	19,294,388	--	251,803,738
Fidelity Series 1000 Value Index Fund Class F	137,301,925	139,966,018	10,105,068	--	277,900,066
Fidelity Series All-Sector Equity Fund Class F	764,964,074	32,420,560	369,555,185	--	478,281,573
Fidelity Series Blue Chip Growth Fund Class F	531,046,100	32,292,462	33,479,138	1,514,277	572,376,963
Fidelity Series Commodity Strategy Fund Class F	135,495,436	51,435,142	4,671,077	--	193,712,558
Fidelity Series Emerging Markets Debt Fund Class F	69,041,094	5,351,505	2,895,499	2,048,905	77,871,925
Fidelity Series Emerging Markets Fund Class F	1,003,106,049	52,239,022	29,924,659	--	1,158,798,671
Fidelity Series Equity-Income Fund Class F	1,027,845,961	110,936,436	70,166,804	9,926,007	1,147,733,274
Fidelity Series Floating Rate High Income Fund Class F	27,114,810	1,994,005	1,321,670	630,352	29,120,744
Fidelity Series Government Money Market Fund Class F 0.29%	--	3,454,940	99,686	3,134	3,355,254
Fidelity Series Growth & Income Fund Class F	787,900,729	53,283,299	61,332,544	7,034,072	840,299,801
Fidelity Series Growth Company Fund Class F	937,793,949	2,145,883	55,720,186	--	974,966,707
Fidelity Series High Income Fund Class F	319,182,435	9,365,207	15,305,415	9,365,070	338,268,357
Fidelity Series Inflation-Protected Bond Index Fund Class F	54,004,545	12,620,276	2,196,508	65,866	65,491,947
Fidelity Series International Growth Fund Class F	966,576,058	102,381,607	48,697,633	--	1,071,423,218
Fidelity Series International Small Cap Fund Class F	226,686,525	23,612,413	13,291,108	--	246,158,034
Fidelity Series International Value Fund Class F	955,450,851	130,948,340	51,420,516	--	1,075,699,389
Fidelity Series Intrinsic Opportunities Fund Class F	578,016,747	43,912,076	--	5,031,128	659,905,962
Fidelity Series Investment Grade Bond Fund Class F	53,621,689	9,054,377	9,247,516	700,819	54,829,737
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	69,104	380	304	66,429
Fidelity Series Opportunistic Insights Fund Class F	511,538,043	34,558,196	36,451,179	--	536,281,683
Fidelity Series Real Estate Equity Fund Class F	95,153,630	11,911,726	10,881,795	914,396	94,151,985
Fidelity Series Real Estate Income Fund Class F	54,570,903	6,220,834	4,090,168	1,449,462	58,416,233
Fidelity Series Short-Term Credit Fund Class F	1,799,192	243,249	147,508	10,172	1,902,615
Fidelity Series Small Cap Discovery Fund Class F	136,770,800	9,452,168	8,618,488	243,755	145,388,414
Fidelity Series Small Cap Opportunities Fund Class F	412,195,705	25,167,715	30,873,613	1,505,241	442,406,424
Fidelity Series Stock Selector Large Cap Value Fund Class F	674,519,863	114,105,800	37,538,537	--	797,167,765
Total	$10,707,455,344	$1,033,281,756	$930,774,017	$40,444,508	$11,593,779,466

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $10,321,985,111) — See accompanying schedule		$11,593,779,466
Receivable for investments sold		79,266,141
Receivable for fund shares sold		26,077,625
Total assets		11,699,123,232
Liabilities
Payable for investments purchased	$6,940,345
Payable for fund shares redeemed	98,403,942
Transfer agent fees payable	452,669
Total liabilities		105,796,956
Net Assets		$11,593,326,276
Net Assets consist of:
Paid in capital		$10,321,675,490
Undistributed net investment income		37,254,800
Accumulated undistributed net realized gain (loss) on investments		(37,398,369)
Net unrealized appreciation (depreciation) on investments		1,271,794,355
Net Assets, for 748,258,593 shares outstanding		$11,593,326,276
Net Asset Value, offering price and redemption price per share ($11,593,326,276 ÷ 748,258,593 shares)		$15.49

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$40,444,508
Expenses
Transfer agent fees	$2,608,915
Independent trustees' fees and expenses	24,542
Total expenses		2,633,457
Net investment income (loss)		37,811,051
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	19,772,346
Capital gain distributions from underlying funds	5,941,735
Total net realized gain (loss)		25,714,081
Change in net unrealized appreciation (depreciation) on underlying funds		764,044,029
Net gain (loss)		789,758,110
Net increase (decrease) in net assets resulting from operations		$827,569,161

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$37,811,051	$168,721,917
Net realized gain (loss)	25,714,081	394,347,635
Change in net unrealized appreciation (depreciation)	764,044,029	(932,691,107)
Net increase (decrease) in net assets resulting from operations	827,569,161	(369,621,555)
Distributions to shareholders from net investment income	(6,535,411)	(171,478,017)
Distributions to shareholders from net realized gain	(249,795,741)	(426,027,288)
Total distributions	(256,331,152)	(597,505,305)
Share transactions
Proceeds from sales of shares	1,420,075,553	3,092,013,184
Reinvestment of distributions	256,331,152	597,505,305
Cost of shares redeemed	(1,361,366,299)	(2,935,427,884)
Net increase (decrease) in net assets resulting from share transactions	315,040,406	754,090,605
Total increase (decrease) in net assets	886,278,415	(213,036,255)
Net Assets
Beginning of period	10,707,047,861	10,920,084,116
End of period	$11,593,326,276	$10,707,047,861
Other Information
Undistributed net investment income end of period	$37,254,800	$5,979,160
Shares
Sold	95,048,156	203,617,289
Issued in reinvestment of distributions	17,900,220	38,462,739
Redeemed	(91,228,852)	(192,015,904)
Net increase (decrease)	21,719,524	50,064,124

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom K 2040 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
September 30, February 28,	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.74	$16.14	$16.65	$14.80	$13.93	$14.55
Income from Investment Operations
Net investment income (loss)A	.05	.24	.28	.23	.26	.24
Net realized and unrealized gain (loss)	1.05	(.77)	.94	1.98	1.09	(.19)
Total from investment operations	1.10	(.53)	1.22	2.21	1.35	.05
Distributions from net investment income	(.01)	(.25)	(.49)	(.02)	(.25)	(.20)
Distributions from net realized gain	(.34)	(.63)	(1.24)	(.33)	(.24)	(.47)
Total distributions	(.35)	(.87)B	(1.73)	(.36)C	(.48)D	(.67)
Net asset value, end of period	$15.49	$14.74	$16.14	$16.65	$14.80	$13.93
Total ReturnE	7.68%	(3.48)%	8.01%	15.20%	10.04%	.67%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%H	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%H	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%H	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	.68%H	1.60%	1.74%	1.47%	1.90%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$11,593,326	$10,707,048	$10,920,084	$9,893,027	$8,210,196	$5,609,633
Portfolio turnover rateF	17%H	17%	19%	50%	27%	18%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.87 per share is comprised of distributions from net investment income of $.247 and distributions from net realized gain of $.625 per share.

 C Total distributions of $.36 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.334 per share.

 D Total distributions of $.48 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.237 per share.

 E Total returns for periods of less than one year are not annualized.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Emerging Markets Fund Class F	10.0	9.4
Fidelity Series Equity-Income Fund Class F	9.9	9.6
Fidelity Series International Value Fund Class F	9.3	8.9
Fidelity Series International Growth Fund Class F	9.3	9.1
Fidelity Series Growth Company Fund Class F	8.3	8.7
Fidelity Series Growth & Income Fund Class F	7.3	7.3
Fidelity Series Stock Selector Large Cap Value Fund Class F	6.9	6.3
Fidelity Series Intrinsic Opportunities Fund Class F	5.7	5.4
Fidelity Series Blue Chip Growth Fund Class F	5.0	5.0
Fidelity Series Opportunistic Insights Fund Class F	4.6	4.8
	76.3	74.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	64.0%
International Equity Funds	30.7%
Bond Funds	5.3%

Six months ago
Domestic Equity Funds	65.1%
International Equity Funds	29.5%
Bond Funds	5.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom K® 2045 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.0%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	10,682,126	$152,540,753
Fidelity Series 1000 Value Index Fund Class F (a)	15,128,048	169,131,578
Fidelity Series All-Sector Equity Fund Class F (a)	21,523,943	289,066,549
Fidelity Series Blue Chip Growth Fund Class F (a)	29,646,374	347,751,970
Fidelity Series Commodity Strategy Fund Class F (a)(b)	22,472,299	120,226,799
Fidelity Series Equity-Income Fund Class F (a)	56,289,770	696,867,353
Fidelity Series Growth & Income Fund Class F (a)	38,084,550	510,713,819
Fidelity Series Growth Company Fund Class F (a)	43,229,390	580,570,713
Fidelity Series Intrinsic Opportunities Fund Class F (a)	26,620,722	400,375,660
Fidelity Series Opportunistic Insights Fund Class F (a)	21,262,496	326,166,681
Fidelity Series Real Estate Equity Fund Class F (a)	4,170,558	57,428,588
Fidelity Series Small Cap Discovery Fund Class F (a)	8,324,937	87,828,089
Fidelity Series Small Cap Opportunities Fund Class F (a)	20,314,703	268,763,517
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	41,005,750	484,277,907
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,966,904,023)		4,491,709,976

International Equity Funds - 30.7%
Fidelity Series Emerging Markets Fund Class F (a)	41,616,381	702,484,504
Fidelity Series International Growth Fund Class F (a)	46,210,567	648,796,365
Fidelity Series International Small Cap Fund Class F (a)	9,548,998	149,059,853
Fidelity Series International Value Fund Class F (a)	68,494,462	651,382,332
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,017,811,795)		2,151,723,054

Bond Funds - 5.3%
Fidelity Series Emerging Markets Debt Fund Class F (a)	4,523,773	46,866,291
Fidelity Series Floating Rate High Income Fund Class F (a)	1,869,405	17,609,791
Fidelity Series High Income Fund Class F (a)	21,024,017	196,784,797
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	4,191,084	42,246,124
Fidelity Series Investment Grade Bond Fund Class F (a)	3,015,437	34,979,064
Fidelity Series Long-Term Treasury Bond Index Fund Class F (a)	4,228	40,799
Fidelity Series Real Estate Income Fund Class F (a)	3,138,016	35,208,539
TOTAL BOND FUNDS
(Cost $375,934,988)		373,735,405

Short-Term Funds - 0.0%
Fidelity Series Government Money Market Fund Class F 0.29% (a)(c)	2,173,961	2,173,961
Fidelity Series Short-Term Credit Fund Class F (a)	115,624	1,159,708
TOTAL SHORT-TERM FUNDS
(Cost $3,325,939)		3,333,669
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $6,363,976,745)		7,020,502,104
NET OTHER ASSETS (LIABILITIES) - 0.0%		(273,291)
NET ASSETS - 100%		$7,020,228,813

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$2,005,037	$23,636	$2,028,673	$909	$--
Fidelity Series 100 Index Fund Class F	142,424,732	13,712,217	12,302,774	--	152,540,753
Fidelity Series 1000 Value Index Fund Class F	80,358,723	88,181,970	5,798,872	--	169,131,578
Fidelity Series All-Sector Equity Fund Class F	448,423,167	29,550,479	218,873,747	--	289,066,549
Fidelity Series Blue Chip Growth Fund Class F	311,263,739	31,476,875	20,417,099	916,526	347,751,970
Fidelity Series Commodity Strategy Fund Class F	79,791,952	37,627,083	4,145,780	--	120,226,799
Fidelity Series Emerging Markets Debt Fund Class F	40,451,314	4,528,938	1,884,639	1,213,190	46,866,291
Fidelity Series Emerging Markets Fund Class F	588,462,875	52,565,182	18,100,718	--	702,484,504
Fidelity Series Equity-Income Fund Class F	602,562,989	89,770,450	42,502,895	5,859,158	696,867,353
Fidelity Series Floating Rate High Income Fund Class F	15,889,446	1,741,799	810,104	373,788	17,609,791
Fidelity Series Government Money Market Fund Class F 0.29%	--	2,229,854	55,894	1,889	2,173,961
Fidelity Series Growth & Income Fund Class F	461,863,178	50,139,305	37,287,361	4,141,691	510,713,819
Fidelity Series Growth Company Fund Class F	549,265,039	7,175,768	29,585,823	--	580,570,713
Fidelity Series High Income Fund Class F	186,024,267	5,443,157	9,231,821	5,443,039	196,784,797
Fidelity Series Inflation-Protected Bond Index Fund Class F	31,631,863	11,423,365	1,453,650	39,727	42,246,124
Fidelity Series International Growth Fund Class F	567,357,027	81,538,486	30,538,528	--	648,796,365
Fidelity Series International Small Cap Fund Class F	133,025,622	18,835,045	8,318,817	--	149,059,853
Fidelity Series International Value Fund Class F	559,945,688	99,115,361	32,024,970	--	651,382,332
Fidelity Series Intrinsic Opportunities Fund Class F	339,500,858	38,223,574	--	3,045,873	400,375,660
Fidelity Series Investment Grade Bond Fund Class F	31,437,872	6,640,422	3,932,225	418,349	34,979,064
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	42,410	230	185	40,799
Fidelity Series Opportunistic Insights Fund Class F	299,959,801	32,585,166	22,264,041	--	326,166,681
Fidelity Series Real Estate Equity Fund Class F	55,649,234	9,507,677	6,476,152	546,098	57,428,588
Fidelity Series Real Estate Income Fund Class F	31,926,007	4,758,070	2,480,622	859,354	35,208,539
Fidelity Series Short-Term Credit Fund Class F	1,065,357	181,368	91,670	6,075	1,159,708
Fidelity Series Small Cap Discovery Fund Class F	80,524,197	8,248,178	5,585,970	144,142	87,828,089
Fidelity Series Small Cap Opportunities Fund Class F	241,558,521	24,613,030	18,814,355	911,211	268,763,517
Fidelity Series Stock Selector Large Cap Value Fund Class F	395,372,623	84,239,926	22,704,750	--	484,277,907
Total	$6,277,741,128	$834,118,791	$557,712,180	$23,921,204	$7,020,502,104

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $6,363,976,745) — See accompanying schedule		$7,020,502,104
Receivable for investments sold		32,736,077
Receivable for fund shares sold		23,380,212
Total assets		7,076,618,393
Liabilities
Payable for investments purchased	$7,094,130
Payable for fund shares redeemed	49,022,909
Transfer agent fees payable	272,541
Total liabilities		56,389,580
Net Assets		$7,020,228,813
Net Assets consist of:
Paid in capital		$6,376,101,690
Undistributed net investment income		22,265,758
Accumulated undistributed net realized gain (loss) on investments		(34,663,994)
Net unrealized appreciation (depreciation) on investments		656,525,359
Net Assets, for 440,318,675 shares outstanding		$7,020,228,813
Net Asset Value, offering price and redemption price per share ($7,020,228,813 ÷ 440,318,675 shares)		$15.94

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$23,921,204
Expenses
Transfer agent fees	$1,548,728
Independent trustees' fees and expenses	14,486
Total expenses		1,563,214
Net investment income (loss)		22,357,990
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	881,405
Capital gain distributions from underlying funds	3,572,251
Total net realized gain (loss)		4,453,656
Change in net unrealized appreciation (depreciation) on underlying funds		465,472,955
Net gain (loss)		469,926,611
Net increase (decrease) in net assets resulting from operations		$492,284,601

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,357,990	$96,142,497
Net realized gain (loss)	4,453,656	216,364,451
Change in net unrealized appreciation (depreciation)	465,472,955	(519,505,539)
Net increase (decrease) in net assets resulting from operations	492,284,601	(206,998,591)
Distributions to shareholders from net investment income	(3,749,288)	(97,337,840)
Distributions to shareholders from net realized gain	(144,547,327)	(226,831,217)
Total distributions	(148,296,615)	(324,169,057)
Share transactions
Proceeds from sales of shares	1,110,218,386	2,190,827,467
Reinvestment of distributions	148,296,615	324,169,057
Cost of shares redeemed	(859,777,513)	(1,672,699,231)
Net increase (decrease) in net assets resulting from share transactions	398,737,488	842,297,293
Total increase (decrease) in net assets	742,725,474	311,129,645
Net Assets
Beginning of period	6,277,503,339	5,966,373,694
End of period	$7,020,228,813	$6,277,503,339
Other Information
Undistributed net investment income end of period	$22,265,758	$3,657,056
Shares
Sold	72,130,185	140,364,566
Issued in reinvestment of distributions	10,060,825	20,313,535
Redeemed	(56,023,692)	(106,684,756)
Net increase (decrease)	26,167,318	53,993,345

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom K 2045 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.16	$16.57	$16.98	$15.02	$14.07	$14.68
Income from Investment Operations
Net investment income (loss)A	.05	.25	.28	.24	.28	.25
Net realized and unrealized gain (loss)	1.09	(.80)	.98	2.05	1.12	(.22)
Total from investment operations	1.14	(.55)	1.26	2.29	1.40	.03
Distributions from net investment income	(.01)	(.25)	(.48)	(.02)	(.25)	(.20)
Distributions from net realized gain	(.35)	(.61)	(1.19)	(.31)	(.20)	(.44)
Total distributions	(.36)	(.86)	(1.67)	(.33)	(.45)	(.64)
Net asset value, end of period	$15.94	$15.16	$16.57	$16.98	$15.02	$14.07
Total ReturnB	7.68%	(3.53)%	8.10%	15.52%	10.27%	.45%
Ratios to Average Net AssetsC,D
Expenses before reductions	.05%E	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%E	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%E	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	.68%E	1.61%	1.74%	1.49%	1.96%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$7,020,229	$6,277,503	$5,966,374	$5,059,904	$3,814,236	$2,254,813
Portfolio turnover rateC	17%E	16%	18%	47%	27%	14%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Emerging Markets Fund Class F	10.0	9.4
Fidelity Series Equity-Income Fund Class F	9.9	9.6
Fidelity Series International Value Fund Class F	9.3	8.9
Fidelity Series International Growth Fund Class F	9.3	9.1
Fidelity Series Growth Company Fund Class F	8.3	8.7
Fidelity Series Growth & Income Fund Class F	7.3	7.3
Fidelity Series Stock Selector Large Cap Value Fund Class F	6.9	6.3
Fidelity Series Intrinsic Opportunities Fund Class F	5.7	5.4
Fidelity Series Blue Chip Growth Fund Class F	5.0	5.0
Fidelity Series Opportunistic Insights Fund Class F	4.6	4.8
	76.3	74.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	64.0%
International Equity Funds	30.7%
Bond Funds	5.3%

Six months ago
Domestic Equity Funds	65.1%
International Equity Funds	29.5%
Bond Funds	5.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom K® 2050 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.0%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	9,049,362	$129,224,883
Fidelity Series 1000 Value Index Fund Class F (a)	12,877,379	143,969,099
Fidelity Series All-Sector Equity Fund Class F (a)	18,133,051	243,526,870
Fidelity Series Blue Chip Growth Fund Class F (a)	25,112,363	294,568,022
Fidelity Series Commodity Strategy Fund Class F (a)(b)	19,032,432	101,823,512
Fidelity Series Equity-Income Fund Class F (a)	47,713,950	590,698,706
Fidelity Series Growth & Income Fund Class F (a)	32,266,769	432,697,370
Fidelity Series Growth Company Fund Class F (a)	36,733,977	493,337,307
Fidelity Series Intrinsic Opportunities Fund Class F (a)	22,546,659	339,101,751
Fidelity Series Opportunistic Insights Fund Class F (a)	18,015,793	276,362,269
Fidelity Series Real Estate Equity Fund Class F (a)	3,539,788	48,742,884
Fidelity Series Small Cap Discovery Fund Class F (a)	7,049,322	74,370,352
Fidelity Series Small Cap Opportunities Fund Class F (a)	17,107,257	226,329,016
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	34,775,962	410,704,114
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,385,111,252)		3,805,456,155

International Equity Funds - 30.7%
Fidelity Series Emerging Markets Fund Class F (a)	35,347,233	596,661,292
Fidelity Series International Growth Fund Class F (a)	39,151,701	549,689,878
Fidelity Series International Small Cap Fund Class F (a)	8,090,509	126,292,842
Fidelity Series International Value Fund Class F (a)	58,031,994	551,884,266
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,720,584,004)		1,824,528,278

Bond Funds - 5.3%
Fidelity Series Emerging Markets Debt Fund Class F (a)	3,830,994	39,689,095
Fidelity Series Floating Rate High Income Fund Class F (a)	1,582,284	14,905,112
Fidelity Series High Income Fund Class F (a)	17,716,630	165,827,659
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	3,542,266	35,706,046
Fidelity Series Investment Grade Bond Fund Class F (a)	2,542,877	29,497,375
Fidelity Series Long-Term Treasury Bond Index Fund Class F (a)	3,711	35,813
Fidelity Series Real Estate Income Fund Class F (a)	2,653,437	29,771,563
TOTAL BOND FUNDS
(Cost $317,416,082)		315,432,663

Short-Term Funds - 0.0%
Fidelity Series Government Money Market Fund Class F 0.29% (a)(c)	1,730,883	1,730,883
Fidelity Series Short-Term Credit Fund Class F (a)	97,936	982,295
TOTAL SHORT-TERM FUNDS
(Cost $2,706,560)		2,713,178
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $5,425,817,898)		5,948,130,274
NET OTHER ASSETS (LIABILITIES) - 0.0%		(231,580)
NET ASSETS - 100%		$5,947,898,694

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$1,693,060	$22,479	$1,715,539	$767	$--
Fidelity Series 100 Index Fund Class F	120,322,368	12,365,055	10,848,168	--	129,224,883
Fidelity Series 1000 Value Index Fund Class F	67,909,464	75,733,068	5,073,514	--	143,969,099
Fidelity Series All-Sector Equity Fund Class F	378,727,830	29,537,569	190,166,470	--	243,526,870
Fidelity Series Blue Chip Growth Fund Class F	262,908,796	28,657,453	18,594,753	776,718	294,568,022
Fidelity Series Commodity Strategy Fund Class F	67,450,509	31,919,577	3,395,285	--	101,823,512
Fidelity Series Emerging Markets Debt Fund Class F	34,123,688	3,938,129	1,563,067	1,027,693	39,689,095
Fidelity Series Emerging Markets Fund Class F	496,999,487	46,121,923	14,214,919	--	596,661,292
Fidelity Series Equity-Income Fund Class F	508,891,743	78,263,078	36,323,959	4,958,286	590,698,706
Fidelity Series Floating Rate High Income Fund Class F	13,406,769	1,519,066	687,379	316,710	14,905,112
Fidelity Series Government Money Market Fund Class F 0.29%	--	1,782,232	51,349	1,591	1,730,883
Fidelity Series Growth & Income Fund Class F	390,075,609	43,689,306	31,591,566	3,498,082	432,697,370
Fidelity Series Growth Company Fund Class F	463,703,528	7,656,507	23,588,917	--	493,337,307
Fidelity Series High Income Fund Class F	156,896,487	4,587,990	7,910,463	4,587,881	165,827,659
Fidelity Series Inflation-Protected Bond Index Fund Class F	26,730,468	9,651,855	1,222,595	33,729	35,706,046
Fidelity Series International Growth Fund Class F	479,097,382	71,214,442	26,377,330	--	549,689,878
Fidelity Series International Small Cap Fund Class F	112,334,536	15,979,561	6,681,747	--	126,292,842
Fidelity Series International Value Fund Class F	472,935,988	86,093,602	27,748,401	--	551,884,266
Fidelity Series Intrinsic Opportunities Fund Class F	286,187,905	33,708,689	--	2,579,343	339,101,751
Fidelity Series Investment Grade Bond Fund Class F	26,547,086	5,355,275	3,110,657	355,313	29,497,375
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	37,239	238	162	35,813
Fidelity Series Opportunistic Insights Fund Class F	253,304,138	29,125,435	19,539,737	--	276,362,269
Fidelity Series Real Estate Equity Fund Class F	47,043,723	8,314,229	5,531,692	464,926	48,742,884
Fidelity Series Real Estate Income Fund Class F	26,924,542	4,115,730	2,116,221	728,789	29,771,563
Fidelity Series Short-Term Credit Fund Class F	897,336	162,797	81,702	5,141	982,295
Fidelity Series Small Cap Discovery Fund Class F	68,050,543	7,203,671	4,808,291	122,455	74,370,352
Fidelity Series Small Cap Opportunities Fund Class F	204,035,803	21,326,168	17,161,350	772,139	226,329,016
Fidelity Series Stock Selector Large Cap Value Fund Class F	333,925,656	73,227,298	19,608,158	--	410,704,114
Total	$5,301,124,444	$731,309,423	$479,713,467	$20,229,725	$5,948,130,274

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $5,425,817,898) — See accompanying schedule		$5,948,130,274
Receivable for investments sold		35,602,598
Receivable for fund shares sold		22,090,528
Total assets		6,005,823,400
Liabilities
Payable for investments purchased	$5,481,233
Payable for fund shares redeemed	52,212,033
Transfer agent fees payable	231,440
Total liabilities		57,924,706
Net Assets		$5,947,898,694
Net Assets consist of:
Paid in capital		$5,433,825,203
Undistributed net investment income		18,625,660
Accumulated undistributed net realized gain (loss) on investments		(26,864,545)
Net unrealized appreciation (depreciation) on investments		522,312,376
Net Assets, for 370,124,923 shares outstanding		$5,947,898,694
Net Asset Value, offering price and redemption price per share ($5,947,898,694 ÷ 370,124,923 shares)		$16.07

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$20,229,725
Expenses
Transfer agent fees	$1,313,830
Independent trustees' fees and expenses	12,275
Total expenses		1,326,105
Net investment income (loss)		18,903,620
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(315,854)
Capital gain distributions from underlying funds	3,044,873
Total net realized gain (loss)		2,729,019
Change in net unrealized appreciation (depreciation) on underlying funds		395,725,720
Net gain (loss)		398,454,739
Net increase (decrease) in net assets resulting from operations		$417,358,359

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,903,620	$79,634,715
Net realized gain (loss)	2,729,019	180,792,475
Change in net unrealized appreciation (depreciation)	395,725,720	(429,117,950)
Net increase (decrease) in net assets resulting from operations	417,358,359	(168,690,760)
Distributions to shareholders from net investment income	(3,500,074)	(80,071,316)
Distributions to shareholders from net realized gain	(120,034,496)	(182,049,358)
Total distributions	(123,534,570)	(262,120,674)
Share transactions
Proceeds from sales of shares	1,002,698,697	2,044,349,172
Reinvestment of distributions	123,534,570	262,120,674
Cost of shares redeemed	(773,082,155)	(1,429,888,301)
Net increase (decrease) in net assets resulting from share transactions	353,151,112	876,581,545
Total increase (decrease) in net assets	646,974,901	445,770,111
Net Assets
Beginning of period	5,300,923,793	4,855,153,682
End of period	$5,947,898,694	$5,300,923,793
Other Information
Undistributed net investment income end of period	$18,625,660	$3,222,114
Shares
Sold	64,639,165	130,157,193
Issued in reinvestment of distributions	8,318,820	16,318,539
Redeemed	(49,939,016)	(90,608,508)
Net increase (decrease)	23,018,969	55,867,224

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom K 2050 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.27	$16.67	$17.05	$15.07	$14.11	$14.77
Income from Investment Operations
Net investment income (loss)A	.05	.25	.29	.24	.27	.24
Net realized and unrealized gain (loss)	1.10	(.80)	.98	2.07	1.13	(.27)
Total from investment operations	1.15	(.55)	1.27	2.31	1.40	(.03)
Distributions from net investment income	(.01)	(.25)	(.48)	(.02)	(.25)	(.19)
Distributions from net realized gain	(.34)	(.60)	(1.17)	(.31)	(.20)	(.44)
Total distributions	(.35)	(.85)	(1.65)	(.33)	(.44)B	(.63)
Net asset value, end of period	$16.07	$15.27	$16.67	$17.05	$15.07	$14.11
Total ReturnC	7.74%	(3.52)%	8.09%	15.60%	10.26%	.06%
Ratios to Average Net AssetsD,E
Expenses before reductions	.05%F	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%F	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%F	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	.68%F	1.61%	1.75%	1.49%	1.94%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$5,947,899	$5,300,924	$4,855,154	$3,950,241	$2,918,045	$1,705,495
Portfolio turnover rateD	17%F	15%	17%	48%	29%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.44 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.198 per share.

 C Total returns for periods of less than one year are not annualized.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Emerging Markets Fund Class F	10.0	9.4
Fidelity Series Equity-Income Fund Class F	9.9	9.6
Fidelity Series International Value Fund Class F	9.3	8.9
Fidelity Series International Growth Fund Class F	9.3	9.1
Fidelity Series Growth Company Fund Class F	8.2	8.7
Fidelity Series Growth & Income Fund Class F	7.3	7.4
Fidelity Series Stock Selector Large Cap Value Fund Class F	6.9	6.3
Fidelity Series Intrinsic Opportunities Fund Class F	5.8	5.4
Fidelity Series Blue Chip Growth Fund Class F	5.0	5.0
Fidelity Series Opportunistic Insights Fund Class F	4.7	4.8
	76.4	74.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	64.0%
International Equity Funds	30.7%
Bond Funds	5.2%
Short-Term Funds	0.1%

Six months ago
Domestic Equity Funds	65.2%
International Equity Funds	29.5%
Bond Funds	5.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom K® 2055 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.0%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	2,649,481	$37,834,595
Fidelity Series 1000 Value Index Fund Class F (a)	3,714,847	41,531,995
Fidelity Series All-Sector Equity Fund Class F (a)	5,295,962	71,124,768
Fidelity Series Blue Chip Growth Fund Class F (a)	7,411,992	86,942,669
Fidelity Series Commodity Strategy Fund Class F (a)(b)	5,637,006	30,157,981
Fidelity Series Equity-Income Fund Class F (a)	13,943,423	172,619,581
Fidelity Series Growth & Income Fund Class F (a)	9,512,325	127,560,281
Fidelity Series Growth Company Fund Class F (a)	10,665,683	143,240,120
Fidelity Series Intrinsic Opportunities Fund Class F (a)	6,667,705	100,282,287
Fidelity Series Opportunistic Insights Fund Class F (a)	5,315,723	81,543,194
Fidelity Series Real Estate Equity Fund Class F (a)	1,034,938	14,251,100
Fidelity Series Small Cap Discovery Fund Class F (a)	2,064,306	21,778,431
Fidelity Series Small Cap Opportunities Fund Class F (a)	4,954,136	65,543,219
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	10,146,524	119,830,445
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,044,716,881)		1,114,240,666

International Equity Funds - 30.7%
Fidelity Series Emerging Markets Fund Class F (a)	10,338,049	174,506,275
Fidelity Series International Growth Fund Class F (a)	11,481,191	161,195,928
Fidelity Series International Small Cap Fund Class F (a)	2,384,709	37,225,306
Fidelity Series International Value Fund Class F (a)	17,017,815	161,839,422
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $522,096,448)		534,766,931

Bond Funds - 5.2%
Fidelity Series Emerging Markets Debt Fund Class F (a)	1,111,170	11,511,718
Fidelity Series Floating Rate High Income Fund Class F (a)	461,311	4,345,552
Fidelity Series High Income Fund Class F (a)	5,064,429	47,403,053
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	1,046,600	10,549,729
Fidelity Series Investment Grade Bond Fund Class F (a)	751,731	8,720,077
Fidelity Series Long-Term Treasury Bond Index Fund Class F (a)	1,207	11,643
Fidelity Series Real Estate Income Fund Class F (a)	764,195	8,574,264
TOTAL BOND FUNDS
(Cost $91,951,821)		91,116,036

Short-Term Funds - 0.1%
Fidelity Series Government Money Market Fund Class F 0.29% (a)(c)	567,725	567,725
Fidelity Series Short-Term Credit Fund Class F (a)	30,467	305,586
TOTAL SHORT-TERM FUNDS
(Cost $871,170)		873,311
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,659,636,320)		1,740,996,944
NET OTHER ASSETS (LIABILITIES) - 0.0%		(67,445)
NET ASSETS - 100%		$1,740,929,499

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$455,531	$10,676	$466,207	$211	$--
Fidelity Series 100 Index Fund Class F	31,840,693	6,951,161	3,016,078	--	37,834,595
Fidelity Series 1000 Value Index Fund Class F	17,957,432	23,388,608	1,326,748	--	41,531,995
Fidelity Series All-Sector Equity Fund Class F	100,298,308	15,089,531	51,348,930	--	71,124,768
Fidelity Series Blue Chip Growth Fund Class F	69,568,514	15,854,612	4,627,862	228,537	86,942,669
Fidelity Series Commodity Strategy Fund Class F	18,119,907	12,450,739	2,018,621	--	30,157,981
Fidelity Series Emerging Markets Debt Fund Class F	8,977,559	1,973,356	322,458	285,681	11,511,718
Fidelity Series Emerging Markets Fund Class F	131,834,459	27,228,846	3,785,318	--	174,506,275
Fidelity Series Equity-Income Fund Class F	134,711,174	36,711,747	9,953,161	1,362,717	172,619,581
Fidelity Series Floating Rate High Income Fund Class F	3,529,277	785,689	152,995	88,375	4,345,552
Fidelity Series Government Money Market Fund Class F 0.29%	--	580,758	13,033	469	567,725
Fidelity Series Growth & Income Fund Class F	103,294,695	23,701,587	8,030,508	950,475	127,560,281
Fidelity Series Growth Company Fund Class F	122,398,793	14,068,444	5,932,532	--	143,240,120
Fidelity Series High Income Fund Class F	40,725,138	5,039,442	1,729,277	1,266,728	47,403,053
Fidelity Series Inflation-Protected Bond Index Fund Class F	7,134,800	3,514,013	259,384	9,515	10,549,729
Fidelity Series International Growth Fund Class F	127,082,347	33,043,157	6,147,926	--	161,195,928
Fidelity Series International Small Cap Fund Class F	29,763,064	7,672,001	1,582,662	--	37,225,306
Fidelity Series International Value Fund Class F	125,354,254	37,112,810	6,480,930	--	161,839,422
Fidelity Series Intrinsic Opportunities Fund Class F	75,785,277	19,057,279	--	758,119	100,282,287
Fidelity Series Investment Grade Bond Fund Class F	7,028,055	2,551,554	1,054,275	99,372	8,720,077
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	12,110	114	51	11,643
Fidelity Series Opportunistic Insights Fund Class F	67,151,661	15,369,504	4,769,043	--	81,543,194
Fidelity Series Real Estate Equity Fund Class F	12,374,986	3,767,101	1,560,241	131,920	14,251,100
Fidelity Series Real Estate Income Fund Class F	7,024,423	1,839,235	514,191	203,760	8,574,264
Fidelity Series Short-Term Credit Fund Class F	244,180	84,604	24,308	1,459	305,586
Fidelity Series Small Cap Discovery Fund Class F	17,994,303	4,036,221	1,357,839	34,092	21,778,431
Fidelity Series Small Cap Opportunities Fund Class F	54,016,664	12,123,871	5,700,977	225,401	65,543,219
Fidelity Series Stock Selector Large Cap Value Fund Class F	88,836,599	29,617,423	5,087,834	--	119,830,445
Total	$1,403,502,093	$353,636,079	$127,263,452	$5,646,882	$1,740,996,944

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $1,659,636,320) — See accompanying schedule		$1,740,996,944
Receivable for investments sold		11,830,237
Receivable for fund shares sold		12,350,816
Total assets		1,765,177,997
Liabilities
Payable for investments purchased	$1,232,047
Payable for fund shares redeemed	22,948,960
Transfer agent fees payable	67,491
Total liabilities		24,248,498
Net Assets		$1,740,929,499
Net Assets consist of:
Paid in capital		$1,663,741,021
Undistributed net investment income		5,247,890
Accumulated undistributed net realized gain (loss) on investments		(9,420,036)
Net unrealized appreciation (depreciation) on investments		81,360,624
Net Assets, for 145,911,255 shares outstanding		$1,740,929,499
Net Asset Value, offering price and redemption price per share ($1,740,929,499 ÷ 145,911,255 shares)		$11.93

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$5,646,882
Expenses
Transfer agent fees	$368,005
Independent trustees' fees and expenses	3,369
Total expenses		371,374
Net investment income (loss)		5,275,508
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(3,427,343)
Capital gain distributions from underlying funds	879,971
Total net realized gain (loss)		(2,547,372)
Change in net unrealized appreciation (depreciation) on underlying funds		114,549,564
Net gain (loss)		112,002,192
Net increase (decrease) in net assets resulting from operations		$117,277,700

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,275,508	$18,459,428
Net realized gain (loss)	(2,547,372)	40,771,386
Change in net unrealized appreciation (depreciation)	114,549,564	(92,514,314)
Net increase (decrease) in net assets resulting from operations	117,277,700	(33,283,500)
Distributions to shareholders from net investment income	(771,012)	(18,415,927)
Distributions to shareholders from net realized gain	(29,169,809)	(34,769,994)
Total distributions	(29,940,821)	(53,185,921)
Share transactions
Proceeds from sales of shares	461,336,103	827,659,879
Reinvestment of distributions	29,940,821	53,185,921
Cost of shares redeemed	(241,134,106)	(364,187,946)
Net increase (decrease) in net assets resulting from share transactions	250,142,818	516,657,854
Total increase (decrease) in net assets	337,479,697	430,188,433
Net Assets
Beginning of period	1,403,449,802	973,261,369
End of period	$1,740,929,499	$1,403,449,802
Other Information
Undistributed net investment income end of period	$5,247,890	$743,394
Shares
Sold	40,046,719	71,572,505
Issued in reinvestment of distributions	2,714,490	4,493,278
Redeemed	(20,945,621)	(31,260,290)
Net increase (decrease)	21,815,588	44,805,493

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom K 2055 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$11.31	$12.27	$12.21	$10.64	$9.84	$10.00
Income from Investment Operations
Net investment income (loss)B	.04	.19	.21	.17	.22	.14
Net realized and unrealized gain (loss)	.81	(.59)	.72	1.53	.79	(.11)
Total from investment operations	.85	(.40)	.93	1.70	1.01	.03
Distributions from net investment income	(.01)	(.18)	(.30)	(.01)	(.15)	(.10)
Distributions from net realized gain	(.23)	(.38)	(.57)	(.12)	(.06)	(.08)
Total distributions	(.23)C	(.56)	(.87)	(.13)	(.21)	(.19)D
Net asset value, end of period	$11.93	$11.31	$12.27	$12.21	$10.64	$9.84
Total ReturnE	7.71%	(3.47)%	8.03%	16.15%	10.48%	.47%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%H	.05%	.05%	.05%	.05%	.05%H
Expenses net of fee waivers, if any	.05%H	.05%	.05%	.05%	.05%	.05%H
Expenses net of all reductions	.05%H	.05%	.05%	.05%	.05%	.05%H
Net investment income (loss)	.67%H	1.63%	1.78%	1.50%	2.17%	1.78%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,740,929	$1,403,450	$973,261	$549,301	$208,573	$24,870
Portfolio turnover rateF	16%H	13%	16%	45%	27%	7%H

 A For the period June 1, 2011 (commencement of operations) to March 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.23 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.227 per share.

 D Total distributions of $.19 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.081 per share.

 E Total returns for periods of less than one year are not annualized.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Equity-Income Fund Class F	10.1	9.6
Fidelity Series Emerging Markets Fund Class F	10.0	9.4
Fidelity Series International Value Fund Class F	9.3	9.0
Fidelity Series International Growth Fund Class F	9.3	9.0
Fidelity Series Growth Company Fund Class F	7.7	8.6
Fidelity Series Growth & Income Fund Class F	7.5	7.3
Fidelity Series Stock Selector Large Cap Value Fund Class F	7.0	6.3
Fidelity Series Intrinsic Opportunities Fund Class F	5.8	5.6
Fidelity Series Blue Chip Growth Fund Class F	5.1	4.9
Fidelity Series Opportunistic Insights Fund Class F	4.8	4.8
	76.6	74.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	64.0%
International Equity Funds	30.7%
Bond Funds	5.2%
Short-Term Funds	0.1%

Six months ago
Domestic Equity Funds	65.1%
International Equity Funds	29.5%
Bond Funds	5.3%
Short-Term Funds	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom K® 2060 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.0%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	234,304	$3,345,861
Fidelity Series 1000 Value Index Fund Class F (a)	301,291	3,368,429
Fidelity Series All-Sector Equity Fund Class F (a)	462,582	6,212,479
Fidelity Series Blue Chip Growth Fund Class F (a)	667,546	7,830,317
Fidelity Series Commodity Strategy Fund Class F (a)(b)	496,045	2,653,842
Fidelity Series Equity-Income Fund Class F (a)	1,247,953	15,449,655
Fidelity Series Growth & Income Fund Class F (a)	856,752	11,489,041
Fidelity Series Growth Company Fund Class F (a)	879,149	11,806,976
Fidelity Series Intrinsic Opportunities Fund Class F (a)	591,642	8,898,297
Fidelity Series Opportunistic Insights Fund Class F (a)	480,222	7,366,600
Fidelity Series Real Estate Equity Fund Class F (a)	92,875	1,278,890
Fidelity Series Small Cap Discovery Fund Class F (a)	183,635	1,937,354
Fidelity Series Small Cap Opportunities Fund Class F (a)	437,932	5,793,839
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	904,534	10,682,541
TOTAL DOMESTIC EQUITY FUNDS
(Cost $93,988,627)		98,114,121

International Equity Funds - 30.7%
Fidelity Series Emerging Markets Fund Class F (a)	911,587	15,387,583
Fidelity Series International Growth Fund Class F (a)	1,009,003	14,166,404
Fidelity Series International Small Cap Fund Class F (a)	208,647	3,256,978
Fidelity Series International Value Fund Class F (a)	1,495,525	14,222,443
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $45,061,048)		47,033,408

Bond Funds - 5.2%
Fidelity Series Emerging Markets Debt Fund Class F (a)	93,104	964,553
Fidelity Series Floating Rate High Income Fund Class F (a)	40,412	380,684
Fidelity Series High Income Fund Class F (a)	455,703	4,265,377
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	91,565	922,972
Fidelity Series Investment Grade Bond Fund Class F (a)	66,133	767,147
Fidelity Series Long-Term Treasury Bond Index Fund Class F (a)	143	1,378
Fidelity Series Real Estate Income Fund Class F (a)	64,908	728,263
TOTAL BOND FUNDS
(Cost $7,753,511)		8,030,374

Short-Term Funds - 0.1%
Fidelity Series Government Money Market Fund Class F 0.29% (a)(c)	49,925	49,925
Fidelity Series Short-Term Credit Fund Class F (a)	2,686	26,944
TOTAL SHORT-TERM FUNDS
(Cost $76,693)		76,869
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $146,879,879)		153,254,772
NET OTHER ASSETS (LIABILITIES) - 0.0%		(5,734)
NET ASSETS - 100%		$153,249,038

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$28,941	$1,712	$30,653	$14	$--
Fidelity Series 100 Index Fund Class F	2,024,736	1,388,380	219,306	--	3,345,861
Fidelity Series 1000 Value Index Fund Class F	1,140,384	2,160,218	45,775	--	3,368,429
Fidelity Series All-Sector Equity Fund Class F	6,385,886	2,923,650	3,619,417	--	6,212,479
Fidelity Series Blue Chip Growth Fund Class F	4,432,129	3,164,325	250,197	19,806	7,830,317
Fidelity Series Commodity Strategy Fund Class F	1,149,762	1,432,084	27,227	--	2,653,842
Fidelity Series Emerging Markets Debt Fund Class F	552,919	364,214	14,882	20,486	964,553
Fidelity Series Emerging Markets Fund Class F	8,387,755	5,557,974	59,017	--	15,387,583
Fidelity Series Equity-Income Fund Class F	8,580,542	6,586,363	544,435	96,076	15,449,655
Fidelity Series Floating Rate High Income Fund Class F	222,236	151,444	6,075	6,560	380,684
Fidelity Series Government Money Market Fund Class F 0.29%	--	50,156	231	36	49,925
Fidelity Series Growth & Income Fund Class F	6,575,813	4,638,285	380,068	64,480	11,489,041
Fidelity Series Growth Company Fund Class F	7,666,635	3,271,291	60,465	--	11,806,976
Fidelity Series High Income Fund Class F	2,651,390	1,434,461	70,554	96,453	4,265,377
Fidelity Series Inflation-Protected Bond Index Fund Class F	454,250	468,906	12,505	699	922,972
Fidelity Series International Growth Fund Class F	8,062,474	5,788,127	219,619	--	14,166,404
Fidelity Series International Small Cap Fund Class F	1,881,464	1,313,731	52,648	--	3,256,978
Fidelity Series International Value Fund Class F	8,003,809	6,016,141	257,411	--	14,222,443
Fidelity Series Intrinsic Opportunities Fund Class F	4,982,637	3,556,548	61,341	65,202	8,898,297
Fidelity Series Investment Grade Bond Fund Class F	447,320	399,728	93,708	7,276	767,147
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	1,412	--	6	1,378
Fidelity Series Opportunistic Insights Fund Class F	4,273,907	2,997,669	194,582	--	7,366,600
Fidelity Series Real Estate Equity Fund Class F	788,241	620,785	93,752	10,226	1,278,890
Fidelity Series Real Estate Income Fund Class F	433,286	309,881	28,749	15,247	728,263
Fidelity Series Short-Term Credit Fund Class F	15,606	13,591	2,332	111	26,944
Fidelity Series Small Cap Discovery Fund Class F	1,142,780	799,659	89,597	2,446	1,937,354
Fidelity Series Small Cap Opportunities Fund Class F	3,437,265	2,399,386	431,560	19,068	5,793,839
Fidelity Series Stock Selector Large Cap Value Fund Class F	5,621,011	4,848,819	260,268	--	10,682,541
Total	$89,343,178	$62,658,940	$7,126,374	$424,192	$153,254,772

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $146,879,879) — See accompanying schedule		$153,254,772
Cash		4
Receivable for investments sold		40,914
Receivable for fund shares sold		2,410,969
Total assets		155,706,659
Liabilities
Payable for investments purchased	$773,497
Payable for fund shares redeemed	1,678,386
Transfer agent fees payable	5,738
Total liabilities		2,457,621
Net Assets		$153,249,038
Net Assets consist of:
Paid in capital		$147,049,636
Undistributed net investment income		390,737
Accumulated undistributed net realized gain (loss) on investments		(566,228)
Net unrealized appreciation (depreciation) on investments		6,374,893
Net Assets, for 14,689,656 shares outstanding		$153,249,038
Net Asset Value, offering price and redemption price per share ($153,249,038 ÷ 14,689,656 shares)		$10.43

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$424,192
Expenses
Transfer agent fees	$27,517
Independent trustees' fees and expenses	238
Total expenses		27,755
Net investment income (loss)		396,437
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(177,477)
Capital gain distributions from underlying funds	73,683
Total net realized gain (loss)		(103,794)
Change in net unrealized appreciation (depreciation) on underlying funds		8,556,507
Net gain (loss)		8,452,713
Net increase (decrease) in net assets resulting from operations		$8,849,150

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$396,437	$741,111
Net realized gain (loss)	(103,794)	1,556,506
Change in net unrealized appreciation (depreciation)	8,556,507	(2,186,118)
Net increase (decrease) in net assets resulting from operations	8,849,150	111,499
Distributions to shareholders from net investment income	(49,557)	(699,611)
Distributions to shareholders from net realized gain	(1,447,358)	(595,478)
Total distributions	(1,496,915)	(1,295,089)
Share transactions
Proceeds from sales of shares	78,670,359	102,207,896
Reinvestment of distributions	1,496,915	1,295,089
Cost of shares redeemed	(23,610,445)	(21,094,836)
Net increase (decrease) in net assets resulting from share transactions	56,556,829	82,408,149
Total increase (decrease) in net assets	63,909,064	81,224,559
Net Assets
Beginning of period	89,339,974	8,115,415
End of period	$153,249,038	$89,339,974
Other Information
Undistributed net investment income end of period	$390,737	$43,857
Shares
Sold	7,797,857	10,315,507
Issued in reinvestment of distributions	155,282	129,296
Redeemed	(2,346,589)	(2,139,479)
Net increase (decrease)	5,606,550	8,305,324

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom K 2060 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$9.84	$10.43	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.17	.05
Net realized and unrealized gain (loss)	.71	(.52)	.55
Total from investment operations	.74	(.35)	.60
Distributions from net investment income	(.01)	(.12)	(.09)
Distributions from net realized gain	(.15)	(.12)	(.07)
Total distributions	(.15)C	(.24)	(.17)D
Net asset value, end of period	$10.43	$9.84	$10.43
Total ReturnE	7.66%	(3.42)%	5.99%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%H	.05%	.05%H
Expenses net of fee waivers, if any	.05%H	.05%	.05%H
Expenses net of all reductions	.05%H	.05%	.05%H
Net investment income (loss)	.68%H	1.78%	.71%H
Supplemental Data
Net assets, end of period (000 omitted)	$153,249	$89,340	$8,115
Portfolio turnover rateF	12%H	18%	15%H

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.15 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.146 per share.

 D Total distributions of $.17 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $.073 per share.

 E Total returns for periods of less than one year are not annualized.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended September 30, 2016

1. Organization.

Fidelity Freedom K Income Fund, Fidelity Freedom K 2005 Fund, Fidelity Freedom K 2010 Fund, Fidelity Freedom K 2015 Fund, Fidelity Freedom K 2020 Fund, Fidelity Freedom K 2025 Fund, Fidelity Freedom K 2030 Fund, Fidelity Freedom K 2035 Fund, Fidelity Freedom K 2040 Fund, Fidelity Freedom K 2045 Fund, Fidelity Freedom K 2050 Fund, Fidelity Freedom K 2055 Fund and Fidelity Freedom K 2060 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Freedom K Income Fund	$1,616,524,315	$92,882,253	$(12,737,701)	$80,144,552
Fidelity Freedom K 2005 Fund	396,039,392	31,263,255	(3,164,346)	28,098,909
Fidelity Freedom K 2010 Fund	2,566,749,326	280,951,544	(19,893,594)	261,057,950
Fidelity Freedom K 2015 Fund	4,839,218,479	554,096,032	(40,843,356)	513,252,676
Fidelity Freedom K 2020 Fund	15,090,657,836	1,663,379,757	(152,978,206)	1,510,401,551
Fidelity Freedom K 2025 Fund	12,491,498,974	1,359,255,461	(140,558,111)	1,218,697,350
Fidelity Freedom K 2030 Fund	14,658,057,142	1,884,007,499	(193,359,228)	1,690,648,271
Fidelity Freedom K 2035 Fund	9,736,873,178	1,254,787,385	(143,343,577)	1,111,443,808
Fidelity Freedom K 2040 Fund	10,358,505,729	1,386,361,739	(151,088,002)	1,235,273,737
Fidelity Freedom K 2045 Fund	6,388,869,367	726,073,003	(94,440,266)	631,632,737
Fidelity Freedom K 2050 Fund	5,442,560,395	586,054,415	(80,484,536)	505,569,879
Fidelity Freedom K 2055 Fund	1,664,883,312	104,139,896	(28,026,264)	76,113,632
Fidelity Freedom K 2060 Fund	147,373,083	7,396,403	(1,514,714)	5,881,689

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Freedom K Income Fund	412,857,333	443,821,179
Fidelity Freedom K 2005 Fund	105,101,863	117,086,834
Fidelity Freedom K 2010 Fund	421,688,670	669,812,599
Fidelity Freedom K 2015 Fund	687,095,392	1,158,712,665
Fidelity Freedom K 2020 Fund	1,712,886,521	2,200,258,463
Fidelity Freedom K 2025 Fund	1,623,180,882	1,530,333,023
Fidelity Freedom K 2030 Fund	1,346,588,113	1,405,102,076
Fidelity Freedom K 2035 Fund	1,067,830,396	970,021,972
Fidelity Freedom K 2040 Fund	1,033,281,756	930,774,017
Fidelity Freedom K 2045 Fund	834,118,791	557,712,180
Fidelity Freedom K 2050 Fund	731,309,423	479,713,467
Fidelity Freedom K 2055 Fund	353,636,079	127,263,452
Fidelity Freedom K 2060 Fund	62,658,940	7,126,374

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding transfer agent fees, compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .05% based on each Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

5. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Freedom K 2020 Fund	Fidelity Freedom K 2025 Fund	Fidelity Freedom K 2030 Fund
Fidelity Series 1000 Value Index Fund	–%	–%	11%
Fidelity Series All-Sector Equity Fund	–%	–%	10%
Fidelity Series Blue Chip Growth Fund	–%	–%	11%
Fidelity Series Equity-Income Fund	–%	–%	11%
Fidelity Series Government Money Market Fund	15%	–%	–%
Fidelity Series Growth & Income Fund	–%	–%	11%
Fidelity Series Growth Company Fund	–%	–%	11%
Fidelity Series Inflation-Protected Bond Index Fund	10%	–%	–%
Fidelity Series International Growth Fund	–%	–%	10%
Fidelity Series International Small Cap Fund	–%	–%	10%
Fidelity Series International Value Fund	–%	–%	10%
Fidelity Series Intrinsic Opportunities Fund	–%	–%	11%
Fidelity Series Investment Grade Bond Fund	17%	12%	–%
Fidelity Series Long-Term Treasury Bond Index Fund	17%	12%	–%
Fidelity Series Opportunistic Insights Fund	–%	–%	11%
Fidelity Series Real Estate Equity Fund	–%	–%	10%
Fidelity Series Short-Term Credit Fund	18%	11%	–%
Fidelity Series Small Cap Discovery Fund	–%	–%	11%
Fidelity Series Small Cap Opportunities Fund	–%	–%	10%
Fidelity Series Stock Selector Large Cap Value Fund	–%	–%	11%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series 100 Index Fund	52%
Fidelity Series 1000 Value Index Fund	58%
Fidelity Series All-Sector Equity Fund	54%
Fidelity Series Blue Chip Growth Fund	61%
Fidelity Series Commodity Strategy Fund	45%
Fidelity Series Emerging Markets Debt Fund	54%
Fidelity Series Emerging Markets Fund	54%
Fidelity Series Equity-Income Fund	61%
Fidelity Series Floating Rate High Income Fund	54%
Fidelity Series Government Money Market Fund	42%
Fidelity Series Growth & Income Fund	61%
Fidelity Series Growth Company Fund	60%
Fidelity Series High Income Fund	53%
Fidelity Series Inflation-Protected Bond Index Fund	45%
Fidelity Series International Growth Fund	54%
Fidelity Series International Small Cap Fund	54%
Fidelity Series International Value Fund	54%
Fidelity Series Intrinsic Opportunities Fund	61%
Fidelity Series Investment Grade Bond Fund	50%
Fidelity Series Long-Term Treasury Bond Index Fund	50%
Fidelity Series Opportunistic Insights Fund	61%
Fidelity Series Real Estate Equity Fund	55%
Fidelity Series Real Estate Income Fund	53%
Fidelity Series Short-Term Credit Fund	52%
Fidelity Series Small Cap Discovery Fund	61%
Fidelity Series Small Cap Opportunities Fund	54%
Fidelity Series Stock Selector Large Cap Value Fund	61%

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2016 to September 30, 2016).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2016	Ending Account Value September 30, 2016	Expenses Paid During Period-B April 1, 2016 to September 30, 2016
Fidelity Freedom K Income Fund	.05%
Actual		$1,000.00	$1,043.00	$.26
Hypothetical-C		$1,000.00	$1,024.82	$.25
Fidelity Freedom K 2005 Fund	.05%
Actual		$1,000.00	$1,050.90	$.26
Hypothetical-C		$1,000.00	$1,024.82	$.25
Fidelity Freedom K 2010 Fund	.05%
Actual		$1,000.00	$1,055.50	$.26
Hypothetical-C		$1,000.00	$1,024.82	$.25
Fidelity Freedom K 2015 Fund	.05%
Actual		$1,000.00	$1,060.10	$.26
Hypothetical-C		$1,000.00	$1,024.82	$.25
Fidelity Freedom K 2020 Fund	.05%
Actual		$1,000.00	$1,064.00	$.26
Hypothetical-C		$1,000.00	$1,024.82	$.25
Fidelity Freedom K 2025 Fund	.05%
Actual		$1,000.00	$1,066.70	$.26
Hypothetical-C		$1,000.00	$1,024.82	$.25
Fidelity Freedom K 2030 Fund	.05%
Actual		$1,000.00	$1,074.10	$.26
Hypothetical-C		$1,000.00	$1,024.82	$.25
Fidelity Freedom K 2035 Fund	.05%
Actual		$1,000.00	$1,077.50	$.26
Hypothetical-C		$1,000.00	$1,024.82	$.25
Fidelity Freedom K 2040 Fund	.05%
Actual		$1,000.00	$1,076.80	$.26
Hypothetical-C		$1,000.00	$1,024.82	$.25
Fidelity Freedom K 2045 Fund	.05%
Actual		$1,000.00	$1,076.80	$.26
Hypothetical-C		$1,000.00	$1,024.82	$.25
Fidelity Freedom K 2050 Fund	.05%
Actual		$1,000.00	$1,077.40	$.26
Hypothetical-C		$1,000.00	$1,024.82	$.25
Fidelity Freedom K 2055 Fund	.05%
Actual		$1,000.00	$1,077.10	$.26
Hypothetical-C		$1,000.00	$1,024.82	$.25
Fidelity Freedom K 2060 Fund	.05%
Actual		$1,000.00	$1,076.60	$.26
Hypothetical-C		$1,000.00	$1,024.82	$.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Freedom K® Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with FMR Co., Inc. (FMRC), an affiliate of Fidelity Management & Research Company (FMR), and the administration agreement between FMRC and FMR for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts and administration agreements throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract and administration agreement, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract and administration agreement. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract and administration agreement. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts and administration agreements. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew each fund's Advisory Contract and administration agreement. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the fact that no fees are payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Approval of New Advisory Contracts.  The Board noted that at its July 2016 meeting, it had voted to approve an amended and restated management contract (New Advisory Contract) for each fund to add a management fee payable by the fund. The Board considered that each fund’s New Advisory Contract will not take effect unless the funds’ shareholders approve the New Advisory Contracts and shareholders of certain other Fidelity funds also approve amended and restated management contracts. The Board noted that such approvals are scheduled to be voted on at meetings on October 28, 2016, but that one or more of the meetings may be adjourned to later dates. The Board also noted that, under each fund’s current Advisory Contract, the fund does not pay a management fee to FMRC and instead each fund indirectly incurs a portion of the management fee and other expenses of each underlying fund as acquired fund fees and expenses. The Board considered that, under each fund’s New Advisory Contract, each fund will pay a monthly management fee to FMRC at an annual rate for the fund. The Board noted that the increase in each fund’s management fee under the New Advisory Contract will result in the fund’s management fee rate ranking above the median of the management fee rates of its competitor funds based on the competitive mapped group data provided to the Board in July 2016 in connection with its consideration of the annual renewal of the current Advisory Contracts. The Board considered that the increase in each fund’s management fee under the New Advisory Contract will be more than offset by a decrease in each fund’s acquired fund fees and expenses as a result of fee reductions under new management contracts, sub-advisory agreements, transfer agent agreements, and pricing and bookkeeping agreements for the underlying funds (New Underlying Fund Contracts), which will go into effect if the funds’ New Advisory Contracts take effect. The Board noted that, once the New Underlying Fund Contracts take effect, the underlying funds will no longer pay any operating expenses, subject to limited exceptions, and, thus, the funds’ acquired fund fees and expenses will be significantly reduced. The Board noted that, as a result, the increased management fee and decreased acquired fund fees and expenses are expected to have the combined effect of reducing the total expenses incurred by shareholders of each fund by at least 0.02%. The Board considered that the approval of the New Advisory Contracts will not result in any changes to (i) the investment process or strategies employed in the management of the funds’ assets; (ii) the nature, extent and quality of services provided to each fund; or (iii) the day-to-day management of each fund and the personnel primarily responsible for such management. The Board considered that, like the current Advisory Contracts, the New Advisory Contracts provide that FMRC or an affiliate undertakes to pay all operating expenses of the funds, subject to limited exceptions specified in each contract.

The Board noted that certain of the information it considered in reaching its determination with respect to the current Advisory Contracts would no longer be applicable if the New Advisory Contracts take effect. Based on its evaluation of all of the conclusions noted, and after considering all factors it believed relevant, the Board ultimately concluded that the nature, extent and quality of services provided to each fund should continue to benefit shareholders of each fund, that the management fee structures under the New Advisory Contracts are fair and reasonable, and that each fund's New Advisory Contract should be approved.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMRC, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering administration, transfer agency, and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the investment adviser about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses, including acquired fund fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods (for the most recent one- and three-year periods for Freedom K 2055 Fund and for the most recent one-year period for Freedom K 2060 Fund).

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the funds currently do not pay FMRC a management fee for investment advisory services, and that each fund bears indirectly the fees and expenses, including the management fees, paid by the underlying Fidelity funds in which it invests. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The Board also noted that over the past few years, Fidelity has been developing and refining the competitive methodology for the funds to provide a more meaningful competitive comparison. As a result, beginning with the 2014 competitive results, instead of including all funds in one competitive mapped group that includes all funds-of-funds, Fidelity introduced three new Total Mapped Groups that consist of target retirement funds, grouped according to target retirement dates. The Board noted that Fidelity believes that the new Total Mapped Groups provide more meaningful competitive comparisons for the funds because they include target date funds, regardless of whether the fund is a fund of funds, and reflect, among other things, that active target date funds with a higher percentage of assets invested in equities tend to have higher expenses. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Freedom K® 2005 Fund

Freedom K® 2010 Fund

Freedom K® 2015 Fund

Freedom K® 2020 Fund

Freedom K® 2025 Fund

Freedom K® 2030 Fund

Freedom K® 2035 Fund

Freedom K® 2040 Fund

Freedom K® 2045 Fund

Freedom K® 2050 Fund

Freedom K® 2055 Fund

Freedom K® 2060 Fund

Freedom K® Income Fund

The Board noted that each fund's current management fee rate of 0.00% ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015. The Board further noted that many peer funds pay fund-level expenses, including management fees, to which the funds are not currently subject.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures, and that while the funds do not currently pay a management fee, they indirectly bear a portion of the management fees paid by the Fidelity funds in which they invest, some of which are currently subject to the group fee. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each fund's total expense ratio, the Board considered that the funds pay transfer agent fees. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions, pursuant to the administration agreement between FMRC and FMR with respect to each fund.

The Board noted that each fund's total expense ratio ranked below the competitive median for 2015.

In considering each fund's total expense ratio, the Board also considered an alternative competitive analysis that included both top level (i.e., direct) fund fees and acquired fund fees and expenses for the fund and the other funds and classes to which it is compared. The Board noted that, under this alternative competitive analysis, each fund's total expense ratio ranked below the competitive median for 2015.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's current Advisory Contract because the funds do not currently pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the funds do not currently pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot currently be realized by the funds, but under the current fee arrangements may be realized by the other Fidelity funds in which each fund invests, many of which may benefit from breakpoints under the group fee arrangement.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be renewed.

FF-K-SANN-1116
1.892601.107

Fidelity Advisor Freedom® Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 - Class A, Class T, Class C and Class I Semi-Annual Report September 30, 2016

Contents

Note to Shareholders
Fidelity Advisor Freedom® Income Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2005 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2010 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2015 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2020 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2025 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2030 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2035 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2040 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2045 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2050 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2055 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2060 Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders

In July 2016, the Board of Trustees approved a new pricing structure for the Freedom Funds. Fund shareholders of record on August 29, 2016 have been asked to vote on the proposal. If approved by shareholders, the proposal will reduce the overall expenses that Freedom Fund shareholders pay (relative to the funds’ expenses as of March 31, 2016), and provide for less fluctuation in fund expenses. Under the new structure, each Freedom Fund will charge shareholders for all of its operating expenses directly, and most expenses that are currently charged by the underlying funds in which the Freedom Funds invest will be eliminated.

The note above is not a solicitation of any proxy. More detailed information is contained in the proxy statement.

Fidelity Advisor Freedom® Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	37.5	38.7
Fidelity Series Government Money Market Fund 0.29%	17.2	0.0
Fidelity Advisor Series Short-Term Credit Fund	9.1	9.0
Fidelity Series Emerging Markets Fund	4.8	4.5
Fidelity Series Inflation-Protected Bond Index Fund	3.9	3.8
Fidelity Series High Income Fund	3.1	3.0
Fidelity Advisor Series Equity-Income Fund	3.0	3.1
Fidelity Series International Value Fund	2.5	2.0
Fidelity Series International Growth Fund	2.4	2.1
Fidelity Advisor Series Growth & Income Fund	2.1	2.2
	85.6	68.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	17.4%
International Equity Funds	10.3%
Bond Funds	46.0%
Short-Term Funds	26.3%

Six months ago
Domestic Equity Funds	18.5%
International Equity Funds	9.1%
Bond Funds	46.9%
Short-Term Funds	25.5%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® Income Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 17.4%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	343,902	$3,941,112
Fidelity Advisor Series Equity-Income Fund (a)	572,734	7,078,995
Fidelity Advisor Series Growth & Income Fund (a)	370,917	4,910,946
Fidelity Advisor Series Growth Opportunities Fund (a)	239,044	2,600,802
Fidelity Advisor Series Opportunistic Insights Fund (a)	240,076	3,680,360
Fidelity Advisor Series Small Cap Fund (a)	186,069	1,972,335
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	395,780	4,721,658
Fidelity Series 100 Index Fund (a)	141,922	2,026,643
Fidelity Series 1000 Value Index Fund (a)	70,188	784,004
Fidelity Series All-Sector Equity Fund (a)	207,453	2,786,090
Fidelity Series Commodity Strategy Fund (a)(b)	723,834	3,829,081
Fidelity Series Real Estate Equity Fund (a)	35,252	485,425
Fidelity Series Small Cap Opportunities Fund (a)	181,906	2,392,068
TOTAL DOMESTIC EQUITY FUNDS
(Cost $34,818,665)		41,209,519

International Equity Funds - 10.3%
Fidelity Series Emerging Markets Fund (a)	681,358	11,460,439
Fidelity Series International Growth Fund (a)	413,048	5,782,673
Fidelity Series International Small Cap Fund (a)	85,334	1,328,643
Fidelity Series International Value Fund (a)	612,445	5,805,977
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $21,154,045)		24,377,732

Bond Funds - 46.0%
Fidelity Series Emerging Markets Debt Fund (a)	154,618	1,601,841
Fidelity Series Floating Rate High Income Fund (a)	63,508	598,241
Fidelity Series High Income Fund (a)	783,330	7,331,971
Fidelity Series Inflation-Protected Bond Index Fund (a)	909,003	9,153,662
Fidelity Series Investment Grade Bond Fund (a)	7,631,342	88,523,572
Fidelity Series Long-Term Treasury Bond Index Fund (a)	9,319	89,925
Fidelity Series Real Estate Income Fund (a)	104,718	1,174,939
TOTAL BOND FUNDS
(Cost $103,580,176)		108,474,151

Short-Term Funds - 26.3%
Fidelity Advisor Series Short-Term Credit Fund (a)	2,141,900	21,504,675
Fidelity Series Government Money Market Fund 0.29% (a)(c)	40,486,604	40,486,604
TOTAL SHORT-TERM FUNDS
(Cost $61,871,645)		61,991,279
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $221,424,531)		236,052,681
NET OTHER ASSETS (LIABILITIES) - 0.0%		(52,858)
NET ASSETS - 100%		$235,999,823

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$4,170,532	$157,008	$660,591	-	$3,941,112
Fidelity Advisor Series Equity-Income Fund	7,499,856	356,582	1,313,299	70,736	7,078,995
Fidelity Advisor Series Growth & Income Fund	5,181,817	239,324	889,113	40,687	4,910,946
Fidelity Advisor Series Growth Opportunities Fund	2,708,485	102,847	360,496	-	2,600,802
Fidelity Advisor Series Opportunistic Insights Fund	3,870,818	146,024	562,274	-	3,680,360
Fidelity Advisor Series Short-Term Credit Fund	21,641,283	2,002,538	2,223,928	112,213	21,504,675
Fidelity Advisor Series Small Cap Fund	2,074,093	78,368	279,188	-	1,972,335
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4,986,947	201,909	784,995	-	4,721,658
Fidelity Investments Money Market Portfolio Institutional Class 0.59%	39,911,216	938,602	40,849,817	17,636	-
Fidelity Series 100 Index Fund	2,263,782	83,852	451,752	-	2,026,643
Fidelity Series 1000 Value Index Fund	830,427	39,972	149,683	-	784,004
Fidelity Series All-Sector Equity Fund	4,980,957	117,366	2,615,643	-	2,786,090
Fidelity Series Commodity Strategy Fund	3,039,129	908,759	355,436	-	3,829,081
Fidelity Series Emerging Markets Debt Fund	1,514,889	99,513	148,484	42,879	1,601,841
Fidelity Series Emerging Markets Fund	10,817,005	425,835	1,112,261	-	11,460,439
Fidelity Series Floating Rate High Income Fund	576,369	51,039	57,239	12,855	598,241
Fidelity Series Government Money Market Fund 0.29%	-	43,418,201	2,931,597	38,002	40,486,604
Fidelity Series High Income Fund	7,250,104	219,643	697,475	204,920	7,331,971
Fidelity Series Inflation-Protected Bond Index Fund	9,178,161	726,433	921,555	3,887	9,153,662
Fidelity Series International Growth Fund	4,908,680	1,309,059	701,777	-	5,782,673
Fidelity Series International Small Cap Fund	1,235,333	309,143	257,097	-	1,328,643
Fidelity Series International Value Fund	4,868,843	1,454,639	732,834	-	5,805,977
Fidelity Series Investment Grade Bond Fund	93,313,492	4,653,642	11,829,623	1,121,703	88,523,572
Fidelity Series Long-Term Treasury Bond Index Fund	-	99,724	6,425	392	89,925
Fidelity Series Real Estate Equity Fund	519,656	58,503	81,863	4,479	485,425
Fidelity Series Real Estate Income Fund	1,166,856	116,901	145,301	28,864	1,174,939
Fidelity Series Small Cap Opportunities Fund	2,504,141	100,311	415,932	6,129	2,392,068
Total	$241,012,871	$58,415,737	$71,535,678	$1,705,382	$236,052,681

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® Income Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $221,424,531) — See accompanying schedule		$236,052,681
Receivable for investments sold		685,582
Receivable for fund shares sold		157,405
Total assets		236,895,668
Liabilities
Payable for investments purchased	$469,697
Payable for fund shares redeemed	375,510
Distribution and service plan fees payable	50,638
Total liabilities		895,845
Net Assets		$235,999,823
Net Assets consist of:
Paid in capital		$221,365,468
Undistributed net investment income		245,538
Accumulated undistributed net realized gain (loss) on investments		(239,333)
Net unrealized appreciation (depreciation) on investments		14,628,150
Net Assets		$235,999,823
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($96,588,326 ÷ 8,841,914 shares)		$10.92
Maximum offering price per share (100/94.25 of $10.92)		$11.59
Class T:
Net Asset Value and redemption price per share ($42,452,320 ÷ 3,890,048 shares)		$10.91
Maximum offering price per share (100/96.50 of $10.91)		$11.31
Class C:
Net Asset Value and offering price per share ($15,272,956 ÷ 1,401,986 shares)(a)		$10.89
Class I:
Net Asset Value, offering price and redemption price per share ($81,686,221 ÷ 7,455,683 shares)		$10.96

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$1,705,382
Expenses
Distribution and service plan fees	$305,758
Independent trustees' fees and expenses	542
Total expenses before reductions	306,300
Expense reductions	(542)	305,758
Net investment income (loss)		1,399,624
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	468,487
Capital gain distributions from underlying funds	46,522
Total net realized gain (loss)		515,009
Change in net unrealized appreciation (depreciation) on underlying funds		7,691,256
Net gain (loss)		8,206,265
Net increase (decrease) in net assets resulting from operations		$9,605,889

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,399,624	$4,154,175
Net realized gain (loss)	515,009	3,508,389
Change in net unrealized appreciation (depreciation)	7,691,256	(9,566,078)
Net increase (decrease) in net assets resulting from operations	9,605,889	(1,903,514)
Distributions to shareholders from net investment income	(1,338,863)	(4,164,603)
Distributions to shareholders from net realized gain	(1,970,150)	(4,540,387)
Total distributions	(3,309,013)	(8,704,990)
Share transactions - net increase (decrease)	(11,245,760)	(21,181,266)
Total increase (decrease) in net assets	(4,948,884)	(31,789,770)
Net Assets
Beginning of period	240,948,707	272,738,477
End of period	$235,999,823	$240,948,707
Other Information
Undistributed net investment income end of period	$245,538	$184,777

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom Income Fund Class A

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.64	$11.07	$11.20	$11.21	$10.98	$10.85
Income from Investment Operations
Net investment income (loss)A	.06	.18	.16	.12	.12	.15
Net realized and unrealized gain (loss)	.37	(.25)	.24	.28	.37	.21
Total from investment operations	.43	(.07)	.40	.40	.49	.36
Distributions from net investment income	(.06)	(.18)	(.17)	(.12)	(.12)	(.15)
Distributions from net realized gain	(.09)	(.19)	(.36)	(.29)	(.14)	(.08)
Total distributions	(.15)	(.36)B	(.53)	(.41)	(.26)	(.23)
Net asset value, end of period	$10.92	$10.64	$11.07	$11.20	$11.21	$10.98
Total ReturnC,D,E	4.06%	(.59)%	3.65%	3.65%	4.53%	3.34%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.18%H	1.63%	1.48%	1.10%	1.08%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$96,588	$99,211	$124,755	$147,818	$176,876	$166,658
Portfolio turnover rateF	49%H	30%	38%	36%	17%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.36 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.187 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom Income Fund Class T

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.62	$11.06	$11.19	$11.20	$10.96	$10.84
Income from Investment Operations
Net investment income (loss)A	.05	.15	.14	.09	.09	.12
Net realized and unrealized gain (loss)	.37	(.25)	.23	.28	.38	.20
Total from investment operations	.42	(.10)	.37	.37	.47	.32
Distributions from net investment income	(.05)	(.15)	(.14)	(.09)	(.09)	(.12)
Distributions from net realized gain	(.09)	(.19)	(.36)	(.29)	(.14)	(.08)
Total distributions	(.13)B	(.34)	(.50)	(.38)	(.23)	(.20)
Net asset value, end of period	$10.91	$10.62	$11.06	$11.19	$11.20	$10.96
Total ReturnC,D,E	4.03%	(.93)%	3.39%	3.40%	4.35%	3.01%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%H	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%H	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%H	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.93%H	1.38%	1.23%	.85%	.83%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$42,452	$42,887	$47,804	$53,019	$53,734	$56,246
Portfolio turnover rateF	49%H	30%	38%	36%	17%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.13 per share is comprised of distributions from net investment income of $.047 and distributions from net realized gain of $.087 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom Income Fund Class C

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.61	$11.04	$11.17	$11.18	$10.96	$10.84
Income from Investment Operations
Net investment income (loss)A	.02	.09	.08	.04	.04	.07
Net realized and unrealized gain (loss)	.37	(.24)	.24	.28	.36	.20
Total from investment operations	.39	(.15)	.32	.32	.40	.27
Distributions from net investment income	(.02)	(.10)	(.09)	(.04)	(.04)	(.07)
Distributions from net realized gain	(.09)	(.19)	(.36)	(.29)	(.14)	(.08)
Total distributions	(.11)	(.28)B	(.45)	(.33)	(.18)	(.15)
Net asset value, end of period	$10.89	$10.61	$11.04	$11.17	$11.18	$10.96
Total ReturnC,D,E	3.70%	(1.35)%	2.90%	2.89%	3.70%	2.50%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.43%H	.88%	.73%	.35%	.33%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$15,273	$14,712	$15,780	$15,735	$16,606	$17,170
Portfolio turnover rateF	49%H	30%	38%	36%	17%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.28 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.187 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom Income Fund Class I

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.67	$11.10	$11.23	$11.23	$11.00	$10.87
Income from Investment Operations
Net investment income (loss)A	.08	.20	.19	.15	.15	.18
Net realized and unrealized gain (loss)	.37	(.24)	.24	.29	.37	.20
Total from investment operations	.45	(.04)	.43	.44	.52	.38
Distributions from net investment income	(.07)	(.20)	(.19)	(.15)	(.14)	(.17)
Distributions from net realized gain	(.09)	(.19)	(.36)	(.29)	(.14)	(.08)
Total distributions	(.16)	(.39)	(.56)B	(.44)	(.29)C	(.25)
Net asset value, end of period	$10.96	$10.67	$11.10	$11.23	$11.23	$11.00
Total ReturnD,E	4.27%	(.34)%	3.89%	3.98%	4.75%	3.58%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	-%I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%I	-%	-%	-%	-%	-%
Expenses net of all reductions	-%I	-%	-%	-%	-%	-%
Net investment income (loss)	1.43%I	1.88%	1.73%	1.35%	1.33%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$81,686	$83,497	$83,253	$71,933	$77,976	$60,248
Portfolio turnover rateF	49%I	30%	38%	36%	17%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.56 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.361 per share.

 C Total distributions of $.29 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $.141 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amount represents less than .005%.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	33.3	34.5
Fidelity Series Government Money Market Fund 0.29%	12.4	0.0
Fidelity Advisor Series Short-Term Credit Fund	6.5	6.1
Fidelity Series Emerging Markets Fund	6.1	5.5
Fidelity Advisor Series Equity-Income Fund	4.6	4.7
Fidelity Series International Value Fund	3.7	3.3
Fidelity Series International Growth Fund	3.6	3.4
Fidelity Series Inflation-Protected Bond Index Fund	3.4	3.3
Fidelity Advisor Series Growth & Income Fund	3.2	3.3
Fidelity Series High Income Fund	3.1	3.0
	79.9	67.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	25.7%
International Equity Funds	14.2%
Bond Funds	41.2%
Short-Term Funds	18.9%

Six months ago
Domestic Equity Funds	27.3%
International Equity Funds	13.0%
Bond Funds	42.2%
Short-Term Funds	17.5%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2005 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 25.7%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	502,033	$5,753,295
Fidelity Advisor Series Equity-Income Fund (a)	836,030	10,333,331
Fidelity Advisor Series Growth & Income Fund (a)	541,787	7,173,253
Fidelity Advisor Series Growth Opportunities Fund (a)	348,979	3,796,887
Fidelity Advisor Series Opportunistic Insights Fund (a)	350,475	5,372,789
Fidelity Advisor Series Small Cap Fund (a)	263,915	2,797,498
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	560,927	6,691,854
Fidelity Series 100 Index Fund (a)	207,199	2,958,805
Fidelity Series 1000 Value Index Fund (a)	102,445	1,144,312
Fidelity Series All-Sector Equity Fund (a)	306,972	4,122,635
Fidelity Series Commodity Strategy Fund (a)(b)	709,732	3,754,481
Fidelity Series Real Estate Equity Fund (a)	51,695	711,838
Fidelity Series Small Cap Opportunities Fund (a)	268,853	3,535,423
TOTAL DOMESTIC EQUITY FUNDS
(Cost $48,879,320)		58,146,401

International Equity Funds - 14.2%
Fidelity Series Emerging Markets Fund (a)	816,565	13,734,628
Fidelity Series International Growth Fund (a)	590,179	8,262,501
Fidelity Series International Small Cap Fund (a)	121,962	1,898,943
Fidelity Series International Value Fund (a)	875,112	8,296,064
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $27,578,967)		32,192,136

Bond Funds - 41.2%
Fidelity Series Emerging Markets Debt Fund (a)	148,646	1,539,971
Fidelity Series Floating Rate High Income Fund (a)	60,698	571,776
Fidelity Series High Income Fund (a)	742,616	6,950,883
Fidelity Series Inflation-Protected Bond Index Fund (a)	771,450	7,768,504
Fidelity Series Investment Grade Bond Fund (a)	6,498,775	75,385,787
Fidelity Series Long-Term Treasury Bond Index Fund (a)	8,057	77,747
Fidelity Series Real Estate Income Fund (a)	100,932	1,132,458
TOTAL BOND FUNDS
(Cost $89,744,075)		93,427,126

Short-Term Funds - 18.9%
Fidelity Advisor Series Short-Term Credit Fund (a)	1,469,797	14,756,765
Fidelity Series Government Money Market Fund 0.29% (a)(c)	28,014,186	28,014,186
TOTAL SHORT-TERM FUNDS
(Cost $42,694,425)		42,770,951
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $208,896,787)		226,536,614
NET OTHER ASSETS (LIABILITIES) - 0.0%		(44,700)
NET ASSETS - 100%		$226,491,914

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$6,035,727	$225,946	$915,927	$-	$5,753,295
Fidelity Advisor Series Equity-Income Fund	10,892,754	515,534	1,861,883	103,555	10,333,331
Fidelity Advisor Series Growth & Income Fund	7,525,437	355,372	1,264,288	59,602	7,173,253
Fidelity Advisor Series Growth Opportunities Fund	3,976,232	148,150	551,018	-	3,796,887
Fidelity Advisor Series Opportunistic Insights Fund	5,601,464	222,441	786,687	-	5,372,789
Fidelity Advisor Series Short-Term Credit Fund	14,151,615	2,135,629	1,588,827	76,612	14,756,765
Fidelity Advisor Series Small Cap Fund	3,012,540	112,962	474,332	-	2,797,498
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7,242,910	274,606	1,290,693	-	6,691,854
Fidelity Investments Money Market Portfolio Institutional Class 0.59%	26,306,963	1,173,257	27,480,219	11,709	-
Fidelity Series 100 Index Fund	3,287,789	120,619	642,342	-	2,958,805
Fidelity Series 1000 Value Index Fund	1,206,197	45,750	200,557	-	1,144,312
Fidelity Series All-Sector Equity Fund	7,234,534	171,256	3,730,196	-	4,122,635
Fidelity Series Commodity Strategy Fund	2,876,059	1,026,539	372,323	-	3,754,481
Fidelity Series Emerging Markets Debt Fund	1,460,587	95,248	147,779	41,601	1,539,971
Fidelity Series Emerging Markets Fund	12,738,180	666,400	1,297,538	-	13,734,628
Fidelity Series Floating Rate High Income Fund	570,016	37,049	62,883	12,593	571,776
Fidelity Series Government Money Market Fund 0.29%	-	30,332,323	2,318,136	26,229	28,014,186
Fidelity Series High Income Fund	6,933,712	197,557	717,608	196,480	6,950,883
Fidelity Series Inflation-Protected Bond Index Fund	7,712,280	711,289	801,421	3,314	7,768,504
Fidelity Series International Growth Fund	7,811,896	1,231,386	1,186,019	-	8,262,501
Fidelity Series International Small Cap Fund	1,923,710	242,950	329,891	-	1,898,943
Fidelity Series International Value Fund	7,751,721	1,463,766	1,238,819	-	8,296,064
Fidelity Series Investment Grade Bond Fund	79,854,043	3,982,444	10,507,072	962,945	75,385,787
Fidelity Series Long-Term Treasury Bond Index Fund	-	87,634	6,996	339	77,747
Fidelity Series Real Estate Equity Fund	755,379	82,898	112,007	6,537	711,838
Fidelity Series Real Estate Income Fund	1,132,996	115,158	151,618	28,238	1,132,458
Fidelity Series Small Cap Opportunities Fund	3,636,430	144,507	546,202	8,941	3,535,423
Total	$231,631,171	$45,918,670	$60,583,281	$1,538,695	$226,536,614

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $208,896,787) — See accompanying schedule		$226,536,614
Cash		10
Receivable for investments sold		1,455,973
Receivable for fund shares sold		188,331
Total assets		228,180,928
Liabilities
Payable for investments purchased	$492,909
Payable for fund shares redeemed	1,151,452
Distribution and service plan fees payable	44,653
Total liabilities		1,689,014
Net Assets		$226,491,914
Net Assets consist of:
Paid in capital		$207,455,996
Undistributed net investment income		1,270,902
Accumulated undistributed net realized gain (loss) on investments		125,189
Net unrealized appreciation (depreciation) on investments		17,639,827
Net Assets		$226,491,914
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($129,816,797 ÷ 11,020,259 shares)		$11.78
Maximum offering price per share (100/94.25 of $11.78)		$12.50
Class T:
Net Asset Value and redemption price per share ($28,705,214 ÷ 2,440,783 shares)		$11.76
Maximum offering price per share (100/96.50 of $11.76)		$12.19
Class C:
Net Asset Value and offering price per share ($6,351,746 ÷ 541,412 shares)(a)		$11.73
Class I:
Net Asset Value, offering price and redemption price per share ($61,618,157 ÷ 5,193,401 shares)		$11.86

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$1,538,695
Expenses
Distribution and service plan fees	$272,035
Independent trustees' fees and expenses	521
Total expenses before reductions	272,556
Expense reductions	(521)	272,035
Net investment income (loss)		1,266,660
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	975,754
Capital gain distributions from underlying funds	60,583
Total net realized gain (loss)		1,036,337
Change in net unrealized appreciation (depreciation) on underlying funds		8,594,289
Net gain (loss)		9,630,626
Net increase (decrease) in net assets resulting from operations		$10,897,286

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,266,660	$3,957,985
Net realized gain (loss)	1,036,337	5,931,257
Change in net unrealized appreciation (depreciation)	8,594,289	(13,077,935)
Net increase (decrease) in net assets resulting from operations	10,897,286	(3,188,693)
Distributions to shareholders from net investment income	(657,557)	(4,007,125)
Distributions to shareholders from net realized gain	(3,436,892)	(6,638,092)
Total distributions	(4,094,449)	(10,645,217)
Share transactions - net increase (decrease)	(11,895,143)	(20,184,963)
Total increase (decrease) in net assets	(5,092,306)	(34,018,873)
Net Assets
Beginning of period	231,584,220	265,603,093
End of period	$226,491,914	$231,584,220
Other Information
Undistributed net investment income end of period	$1,270,902	$661,799

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2005 Fund Class A

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.44	$12.10	$12.17	$11.90	$11.45	$11.45
Income from Investment Operations
Net investment income (loss)A	.06	.19	.19	.13	.13	.15
Net realized and unrealized gain (loss)	.48	(.34)	.36	.57	.53	.13
Total from investment operations	.54	(.15)	.55	.70	.66	.28
Distributions from net investment income	(.03)	(.20)	(.19)	(.12)	(.13)	(.15)
Distributions from net realized gain	(.17)	(.32)	(.42)	(.31)	(.07)	(.13)
Total distributions	(.20)	(.51)B	(.62)C	(.43)	(.21)D	(.28)
Net asset value, end of period	$11.78	$11.44	$12.10	$12.17	$11.90	$11.45
Total ReturnE,F,G	4.81%	(1.23)%	4.60%	5.98%	5.79%	2.53%
Ratios to Average Net AssetsH,I
Expenses before reductions	.25%J	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%J	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%J	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.08%J	1.62%	1.54%	1.10%	1.16%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$129,817	$134,262	$162,069	$187,224	$204,418	$193,977
Portfolio turnover rateH	40%J	30%	29%	49%	23%	28%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.51 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.317 per share.

 C Total distributions of $.62 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.423 per share.

 D Total distributions of $.21 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.071 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2005 Fund Class T

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.43	$12.09	$12.16	$11.90	$11.45	$11.45
Income from Investment Operations
Net investment income (loss)A	.05	.16	.16	.10	.11	.13
Net realized and unrealized gain (loss)	.48	(.33)	.35	.57	.52	.12
Total from investment operations	.53	(.17)	.51	.67	.63	.25
Distributions from net investment income	(.03)	(.17)	(.16)	(.10)	(.11)	(.12)
Distributions from net realized gain	(.17)	(.32)	(.42)	(.31)	(.07)	(.13)
Total distributions	(.20)	(.49)	(.58)	(.41)	(.18)	(.25)
Net asset value, end of period	$11.76	$11.43	$12.09	$12.16	$11.90	$11.45
Total ReturnB,C,D	4.67%	(1.45)%	4.33%	5.68%	5.56%	2.25%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%G	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%G	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.83%G	1.37%	1.29%	.85%	.91%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$28,705	$29,347	$29,246	$29,912	$26,201	$22,316
Portfolio turnover rateE	40%G	30%	29%	49%	23%	28%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2005 Fund Class C

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.41	$12.06	$12.14	$11.87	$11.42	$11.42
Income from Investment Operations
Net investment income (loss)A	.02	.10	.10	.04	.05	.07
Net realized and unrealized gain (loss)	.48	(.33)	.34	.58	.52	.11
Total from investment operations	.50	(.23)	.44	.62	.57	.18
Distributions from net investment income	(.01)	(.10)	(.10)	(.04)	(.05)	(.07)
Distributions from net realized gain	(.17)	(.32)	(.42)	(.31)	(.07)	(.12)
Total distributions	(.18)	(.42)	(.52)	(.35)	(.12)	(.18)B
Net asset value, end of period	$11.73	$11.41	$12.06	$12.14	$11.87	$11.42
Total ReturnC,D,E	4.46%	(1.98)%	3.73%	5.28%	5.01%	1.66%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.33%H	.87%	.79%	.35%	.41%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$6,352	$6,200	$7,410	$8,910	$8,118	$8,053
Portfolio turnover rateF	40%H	30%	29%	49%	23%	28%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.18 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.115 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2005 Fund Class I

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.51	$12.18	$12.25	$11.97	$11.51	$11.52
Income from Investment Operations
Net investment income (loss)A	.08	.22	.22	.16	.16	.18
Net realized and unrealized gain (loss)	.48	(.34)	.36	.58	.53	.11
Total from investment operations	.56	(.12)	.58	.74	.69	.29
Distributions from net investment income	(.04)	(.23)	(.23)	(.15)	(.16)	(.18)
Distributions from net realized gain	(.17)	(.32)	(.42)	(.31)	(.07)	(.13)
Total distributions	(.21)	(.55)	(.65)	(.46)	(.23)	(.30)B
Net asset value, end of period	$11.86	$11.51	$12.18	$12.25	$11.97	$11.51
Total ReturnC,D	4.94%	(1.04)%	4.85%	6.29%	6.11%	2.67%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%H	-%	-%	-%	-%	-%
Expenses net of all reductions	-%H	-%	-%	-%	-%	-%
Net investment income (loss)	1.33%H	1.87%	1.79%	1.35%	1.41%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$61,618	$61,440	$66,255	$67,435	$70,364	$46,935
Portfolio turnover rateE	40%H	30%	29%	49%	23%	28%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.30 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.128 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	29.8	31.4
Fidelity Series Government Money Market Fund 0.29%	9.1	0.0
Fidelity Series Emerging Markets Fund	6.9	6.3
Fidelity Advisor Series Equity-Income Fund	5.7	5.8
Fidelity Advisor Series Short-Term Credit Fund	4.7	4.2
Fidelity Series International Value Fund	4.6	4.3
Fidelity Series International Growth Fund	4.6	4.3
Fidelity Advisor Series Growth & Income Fund	4.0	4.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	3.7	3.9
Fidelity Advisor Series Equity Growth Fund	3.2	3.2
	76.3	67.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	31.9%
International Equity Funds	17.1%
Bond Funds	37.2%
Short-Term Funds	13.8%

Six months ago
Domestic Equity Funds	33.5%
International Equity Funds	16.0%
Bond Funds	38.5%
Short-Term Funds	12.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2010 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 31.9%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	1,582,757	$18,138,400
Fidelity Advisor Series Equity-Income Fund (a)	2,629,169	32,496,527
Fidelity Advisor Series Growth & Income Fund (a)	1,708,742	22,623,742
Fidelity Advisor Series Growth Opportunities Fund (a)	1,095,649	11,920,664
Fidelity Advisor Series Opportunistic Insights Fund (a)	1,102,334	16,898,778
Fidelity Advisor Series Small Cap Fund (a)	841,675	8,921,750
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	1,777,399	21,204,374
Fidelity Series 100 Index Fund (a)	653,142	9,326,862
Fidelity Series 1000 Value Index Fund (a)	322,512	3,602,462
Fidelity Series All-Sector Equity Fund (a)	990,327	13,300,095
Fidelity Series Commodity Strategy Fund (a)(b)	1,799,259	9,518,082
Fidelity Series Real Estate Equity Fund (a)	156,909	2,160,632
Fidelity Series Small Cap Opportunities Fund (a)	840,134	11,047,759
TOTAL DOMESTIC EQUITY FUNDS
(Cost $151,366,926)		181,160,127

International Equity Funds - 17.1%
Fidelity Series Emerging Markets Fund (a)	2,345,136	39,445,195
Fidelity Series International Growth Fund (a)	1,848,645	25,881,033
Fidelity Series International Small Cap Fund (a)	382,009	5,947,878
Fidelity Series International Value Fund (a)	2,741,126	25,985,871
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $83,419,373)		97,259,977

Bond Funds - 37.2%
Fidelity Series Emerging Markets Debt Fund (a)	374,770	3,882,620
Fidelity Series Floating Rate High Income Fund (a)	152,694	1,438,382
Fidelity Series High Income Fund (a)	1,885,502	17,648,297
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,565,148	15,761,039
Fidelity Series Investment Grade Bond Fund (a)	14,599,641	169,355,835
Fidelity Series Long-Term Treasury Bond Index Fund (a)	18,232	175,941
Fidelity Series Real Estate Income Fund (a)	254,696	2,857,689
TOTAL BOND FUNDS
(Cost $202,584,701)		211,119,803

Short-Term Funds - 13.8%
Fidelity Advisor Series Short-Term Credit Fund (a)	2,674,419	26,851,167
Fidelity Series Government Money Market Fund 0.29% (a)(c)	51,597,834	51,597,834
TOTAL SHORT-TERM FUNDS
(Cost $78,318,926)		78,449,001
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $515,689,926)		567,988,908
NET OTHER ASSETS (LIABILITIES) - 0.0%		(135,613)
NET ASSETS - 100%		$567,853,295

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$19,223,571	$448,478	$2,810,181	-	$18,138,400
Fidelity Advisor Series Equity-Income Fund	34,692,643	1,139,945	5,809,359	326,098	32,496,527
Fidelity Advisor Series Growth & Income Fund	23,968,262	817,844	3,913,492	187,613	22,623,742
Fidelity Advisor Series Growth Opportunities Fund	12,663,650	294,077	1,738,669	-	11,920,664
Fidelity Advisor Series Opportunistic Insights Fund	17,840,714	557,320	2,553,471	-	16,898,778
Fidelity Advisor Series Short-Term Credit Fund	24,946,264	5,123,889	3,326,280	139,625	26,851,167
Fidelity Advisor Series Small Cap Fund	9,595,026	224,005	1,358,493	-	8,921,750
Fidelity Advisor Series Stock Selector Large Cap Value Fund	23,068,709	680,392	4,011,926	-	21,204,374
Fidelity Investments Money Market Portfolio Institutional Class 0.59%	46,496,787	3,870,812	50,367,598	21,096	-
Fidelity Series 100 Index Fund	10,471,663	240,069	1,990,362	-	9,326,862
Fidelity Series 1000 Value Index Fund	3,841,614	90,417	621,844	-	3,602,462
Fidelity Series All-Sector Equity Fund	23,042,034	362,670	11,508,555	-	13,300,095
Fidelity Series Commodity Strategy Fund	7,283,256	2,730,810	1,055,364	-	9,518,082
Fidelity Series Emerging Markets Debt Fund	3,796,091	192,875	443,169	105,798	3,882,620
Fidelity Series Emerging Markets Fund	37,818,521	1,323,035	4,408,155	-	39,445,195
Fidelity Series Floating Rate High Income Fund	1,485,738	68,108	186,000	32,045	1,438,382
Fidelity Series Government Money Market Fund 0.29%	-	56,166,545	4,568,712	48,026	51,597,834
Fidelity Series High Income Fund	17,860,306	511,729	2,094,217	500,295	17,648,297
Fidelity Series Inflation-Protected Bond Index Fund	16,052,693	1,322,155	1,910,482	6,749	15,761,039
Fidelity Series International Growth Fund	25,703,990	2,987,763	4,100,901	-	25,881,033
Fidelity Series International Small Cap Fund	6,291,737	585,022	1,125,963	-	5,947,878
Fidelity Series International Value Fund	25,507,981	3,736,636	4,272,286	-	25,985,871
Fidelity Series Investment Grade Bond Fund	187,331,407	6,806,672	29,467,600	2,177,683	169,355,835
Fidelity Series Long-Term Treasury Bond Index Fund	-	201,024	18,554	769	175,941
Fidelity Series Real Estate Equity Fund	2,405,962	234,911	441,705	20,045	2,160,632
Fidelity Series Real Estate Income Fund	2,943,588	246,533	424,828	71,315	2,857,689
Fidelity Series Small Cap Opportunities Fund	11,581,740	345,223	1,821,119	27,753	11,047,759
Total	$595,913,947	$91,308,959	$146,349,285	$3,664,910	$567,988,908

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $515,689,926) — See accompanying schedule		$567,988,908
Cash		1
Receivable for investments sold		2,896,196
Receivable for fund shares sold		233,440
Total assets		571,118,545
Liabilities
Payable for investments purchased	$1,214,326
Payable for fund shares redeemed	1,923,037
Distribution and service plan fees payable	127,887
Total liabilities		3,265,250
Net Assets		$567,853,295
Net Assets consist of:
Paid in capital		$510,334,614
Undistributed net investment income		2,896,736
Accumulated undistributed net realized gain (loss) on investments		2,322,963
Net unrealized appreciation (depreciation) on investments		52,298,982
Net Assets		$567,853,295
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($308,540,732 ÷ 25,198,079 shares)		$12.24
Maximum offering price per share (100/94.25 of $12.24)		$12.99
Class T:
Net Asset Value and redemption price per share ($91,684,454 ÷ 7,517,354 shares)		$12.20
Maximum offering price per share (100/96.50 of $12.20)		$12.64
Class C:
Net Asset Value and offering price per share ($30,349,303 ÷ 2,506,990 shares)(a)		$12.11
Class I:
Net Asset Value, offering price and redemption price per share ($137,278,806 ÷ 11,154,270 shares)		$12.31

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$3,664,910
Expenses
Distribution and service plan fees	$782,889
Independent trustees' fees and expenses	1,323
Total expenses before reductions	784,212
Expense reductions	(1,323)	782,889
Net investment income (loss)		2,882,021
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	3,869,745
Capital gain distributions from underlying funds	176,670
Total net realized gain (loss)		4,046,415
Change in net unrealized appreciation (depreciation) on underlying funds		23,245,535
Net gain (loss)		27,291,950
Net increase (decrease) in net assets resulting from operations		$30,173,971

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,882,021	$10,524,844
Net realized gain (loss)	4,046,415	20,231,038
Change in net unrealized appreciation (depreciation)	23,245,535	(43,340,325)
Net increase (decrease) in net assets resulting from operations	30,173,971	(12,584,443)
Distributions to shareholders from net investment income	(1,454,291)	(10,584,608)
Distributions to shareholders from net realized gain	(10,533,781)	(23,587,615)
Total distributions	(11,988,072)	(34,172,223)
Share transactions - net increase (decrease)	(46,109,255)	(90,382,450)
Total increase (decrease) in net assets	(27,923,356)	(137,139,116)
Net Assets
Beginning of period	595,776,651	732,915,767
End of period	$567,853,295	$595,776,651
Other Information
Undistributed net investment income end of period	$2,896,736	$1,469,006

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2010 Fund Class A

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.87	$12.72	$12.91	$12.50	$11.89	$11.92
Income from Investment Operations
Net investment income (loss)A	.06	.20	.20	.15	.16	.17
Net realized and unrealized gain (loss)	.56	(.41)	.44	.82	.70	.12
Total from investment operations	.62	(.21)	.64	.97	.86	.29
Distributions from net investment income	(.03)	(.21)	(.22)	(.14)	(.16)	(.17)
Distributions from net realized gain	(.22)	(.44)	(.61)	(.42)	(.09)	(.16)
Total distributions	(.25)	(.64)B	(.83)	(.56)	(.25)	(.32)C
Net asset value, end of period	$12.24	$11.87	$12.72	$12.91	$12.50	$11.89
Total ReturnD,E,F	5.28%	(1.67)%	5.08%	7.86%	7.33%	2.63%
Ratios to Average Net AssetsG,H
Expenses before reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.01%I	1.63%	1.55%	1.15%	1.33%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$308,541	$328,232	$431,498	$502,834	$540,980	$552,770
Portfolio turnover rateG	31%I	21%	22%	39%	26%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.64 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.437 per share.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.169 and distributions from net realized gain of $.155 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2010 Fund Class T

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.83	$12.68	$12.87	$12.46	$11.86	$11.88
Income from Investment Operations
Net investment income (loss)A	.05	.17	.17	.11	.13	.14
Net realized and unrealized gain (loss)	.56	(.41)	.43	.83	.69	.13
Total from investment operations	.61	(.24)	.60	.94	.82	.27
Distributions from net investment income	(.02)	(.18)	(.18)	(.11)	(.13)	(.14)
Distributions from net realized gain	(.22)	(.44)	(.61)	(.42)	(.09)	(.16)
Total distributions	(.24)	(.61)B	(.79)	(.53)	(.22)	(.29)C
Net asset value, end of period	$12.20	$11.83	$12.68	$12.87	$12.46	$11.86
Total ReturnD,E,F	5.24%	(1.92)%	4.81%	7.62%	6.98%	2.43%
Ratios to Average Net AssetsG,H
Expenses before reductions	.50%I	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%I	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%I	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.76%I	1.38%	1.30%	.90%	1.08%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$91,684	$92,543	$106,189	$124,997	$127,353	$132,044
Portfolio turnover rateG	31%I	21%	22%	39%	26%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.61 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.437 per share.

 C Total distributions of $.29 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.155 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2010 Fund Class C

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.76	$12.60	$12.79	$12.39	$11.79	$11.81
Income from Investment Operations
Net investment income (loss)A	.02	.11	.10	.05	.07	.08
Net realized and unrealized gain (loss)	.55	(.40)	.44	.81	.69	.13
Total from investment operations	.57	(.29)	.54	.86	.76	.21
Distributions from net investment income	(.01)	(.11)	(.12)	(.05)	(.07)	(.08)
Distributions from net realized gain	(.22)	(.44)	(.61)	(.41)	(.09)	(.15)
Total distributions	(.22)B	(.55)	(.73)	(.46)	(.16)	(.23)
Net asset value, end of period	$12.11	$11.76	$12.60	$12.79	$12.39	$11.79
Total ReturnC,D,E	4.97%	(2.39)%	4.33%	7.04%	6.49%	1.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.26%H	.88%	.80%	.40%	.58%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$30,349	$30,150	$34,839	$36,622	$38,562	$38,423
Portfolio turnover rateF	31%H	21%	22%	39%	26%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.22 per share is comprised of distributions from net investment income of $.009 and distributions from net realized gain of $.215 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2010 Fund Class I

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.92	$12.77	$12.96	$12.55	$11.94	$11.96
Income from Investment Operations
Net investment income (loss)A	.08	.23	.23	.18	.19	.20
Net realized and unrealized gain (loss)	.56	(.40)	.44	.82	.70	.13
Total from investment operations	.64	(.17)	.67	1.00	.89	.33
Distributions from net investment income	(.04)	(.24)	(.25)	(.17)	(.19)	(.20)
Distributions from net realized gain	(.22)	(.44)	(.61)	(.42)	(.09)	(.16)
Total distributions	(.25)B	(.68)	(.86)	(.59)	(.28)	(.35)C
Net asset value, end of period	$12.31	$11.92	$12.77	$12.96	$12.55	$11.94
Total ReturnD,E	5.50%	(1.40)%	5.34%	8.10%	7.56%	2.97%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	-%I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%I	-%	-%	-%	-%	-%
Expenses net of all reductions	-%I	-%	-%	-%	-%	-%
Net investment income (loss)	1.26%I	1.88%	1.80%	1.40%	1.58%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$137,279	$143,715	$158,071	$191,276	$197,152	$156,459
Portfolio turnover rateF	31%I	21%	22%	39%	26%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.25 per share is comprised of distributions from net investment income of $.038 and distributions from net realized gain of $.215 per share.

 C Total distributions of $.35 per share is comprised of distributions from net investment income of $.199 and distributions from net realized gain of $.155 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amount represents less than .005%.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	26.2	28.5
Fidelity Series Emerging Markets Fund	7.5	6.9
Fidelity Advisor Series Equity-Income Fund	6.9	6.9
Fidelity Series Government Money Market Fund 0.29%	6.1	0.0
Fidelity Series International Value Fund	5.5	5.2
Fidelity Series International Growth Fund	5.5	5.2
Fidelity Advisor Series Growth & Income Fund	4.8	4.8
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4.6	4.6
Fidelity Advisor Series Equity Growth Fund	3.8	3.8
Fidelity Advisor Series Opportunistic Insights Fund	3.6	3.6
	74.5	69.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	38.2%
International Equity Funds	19.8%
Bond Funds	32.8%
Short-Term Funds	9.2%

Six months ago
Domestic Equity Funds	39.6%
International Equity Funds	18.6%
Bond Funds	34.8%
Short-Term Funds	7.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2015 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 38.2%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	4,371,808	$50,100,914
Fidelity Advisor Series Equity-Income Fund (a)	7,302,521	90,259,155
Fidelity Advisor Series Growth & Income Fund (a)	4,729,520	62,618,848
Fidelity Advisor Series Growth Opportunities Fund (a)	3,017,978	32,835,598
Fidelity Advisor Series Opportunistic Insights Fund (a)	3,061,381	46,930,978
Fidelity Advisor Series Small Cap Fund (a)	2,372,624	25,149,816
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	5,040,707	60,135,631
Fidelity Series 100 Index Fund (a)	1,809,391	25,838,111
Fidelity Series 1000 Value Index Fund (a)	882,247	9,854,696
Fidelity Series All-Sector Equity Fund (a)	2,728,038	36,637,556
Fidelity Series Commodity Strategy Fund (a)(b)	4,127,763	21,835,868
Fidelity Series Real Estate Equity Fund (a)	425,498	5,859,111
Fidelity Series Small Cap Opportunities Fund (a)	2,314,168	30,431,304
TOTAL DOMESTIC EQUITY FUNDS
(Cost $415,499,409)		498,487,586

International Equity Funds - 19.8%
Fidelity Series Emerging Markets Fund (a)	5,859,433	98,555,670
Fidelity Series International Growth Fund (a)	5,108,096	71,513,347
Fidelity Series International Small Cap Fund (a)	1,055,498	16,434,097
Fidelity Series International Value Fund (a)	7,574,035	71,801,848
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $218,429,347)		258,304,962

Bond Funds - 32.8%
Fidelity Series Emerging Markets Debt Fund (a)	853,713	8,844,463
Fidelity Series Floating Rate High Income Fund (a)	349,158	3,289,066
Fidelity Series High Income Fund (a)	4,350,668	40,722,257
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,547,263	25,650,934
Fidelity Series Investment Grade Bond Fund (a)	29,466,951	341,816,630
Fidelity Series Long-Term Treasury Bond Index Fund (a)	34,774	335,567
Fidelity Series Real Estate Income Fund (a)	586,893	6,584,938
TOTAL BOND FUNDS
(Cost $409,936,367)		427,243,855

Short-Term Funds - 9.2%
Fidelity Advisor Series Short-Term Credit Fund (a)	4,041,458	40,576,242
Fidelity Series Government Money Market Fund 0.29% (a)(c)	79,325,803	79,325,803
TOTAL SHORT-TERM FUNDS
(Cost $119,721,777)		119,902,045
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,163,586,900)		1,303,938,448
NET OTHER ASSETS (LIABILITIES) - 0.0%		(256,617)
NET ASSETS - 100%		$1,303,681,831

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$52,081,217	$1,473,083	$6,949,729	-	$50,100,914
Fidelity Advisor Series Equity-Income Fund	93,989,623	3,371,901	13,866,575	892,576	90,259,155
Fidelity Advisor Series Growth & Income Fund	64,935,573	1,666,075	8,769,305	513,393	62,618,848
Fidelity Advisor Series Growth Opportunities Fund	34,307,299	759,149	4,148,501	-	32,835,598
Fidelity Advisor Series Opportunistic Insights Fund	48,335,419	2,059,697	6,345,144	-	46,930,978
Fidelity Advisor Series Short-Term Credit Fund	33,225,405	11,825,651	4,638,004	210,705	40,576,242
Fidelity Advisor Series Small Cap Fund	25,995,222	1,177,943	3,283,737	-	25,149,816
Fidelity Advisor Series Stock Selector Large Cap Value Fund	62,498,286	2,533,665	8,906,268	-	60,135,631
Fidelity Investments Money Market Portfolio Institutional Class 0.59%	62,275,115	13,818,614	76,093,729	30,367	-
Fidelity Series 100 Index Fund	28,370,577	409,504	4,603,304	-	25,838,111
Fidelity Series 1000 Value Index Fund	10,408,089	154,178	1,504,915	-	9,854,696
Fidelity Series All-Sector Equity Fund	62,426,562	547,276	30,180,182	-	36,637,556
Fidelity Series Commodity Strategy Fund	16,485,920	6,310,326	2,213,917	-	21,835,868
Fidelity Series Emerging Markets Debt Fund	8,622,195	361,606	907,039	241,375	8,844,463
Fidelity Series Emerging Markets Fund	94,280,441	2,419,239	9,888,375	-	98,555,670
Fidelity Series Floating Rate High Income Fund	3,384,803	123,292	380,294	73,331	3,289,066
Fidelity Series Government Money Market Fund 0.29%	-	86,366,499	7,040,695	73,297	79,325,803
Fidelity Series High Income Fund	40,726,263	1,152,144	4,299,635	1,150,207	40,722,257
Fidelity Series Inflation-Protected Bond Index Fund	25,834,217	2,255,571	2,916,721	10,863	25,650,934
Fidelity Series International Growth Fund	71,134,041	6,748,093	9,912,050	-	71,513,347
Fidelity Series International Small Cap Fund	17,182,157	1,327,804	2,619,490	-	16,434,097
Fidelity Series International Value Fund	70,598,819	8,837,599	10,399,884	-	71,801,848
Fidelity Series Investment Grade Bond Fund	386,774,484	9,733,118	64,214,556	4,417,034	341,816,630
Fidelity Series Long-Term Treasury Bond Index Fund	-	399,653	51,057	1,484	335,567
Fidelity Series Real Estate Equity Fund	6,517,993	592,935	1,146,105	54,853	5,859,111
Fidelity Series Real Estate Income Fund	6,756,603	506,314	890,264	164,972	6,584,938
Fidelity Series Small Cap Opportunities Fund	31,376,947	856,370	4,377,247	76,206	30,431,304
Total	$1,358,523,270	$167,787,299	$290,546,722	$7,910,663	$1,303,938,448

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $1,163,586,900) — See accompanying schedule		$1,303,938,448
Receivable for investments sold		4,636,120
Receivable for fund shares sold		1,035,247
Total assets		1,309,609,815
Liabilities
Payable for investments purchased	$2,521,121
Payable for fund shares redeemed	3,126,999
Distribution and service plan fees payable	279,864
Total liabilities		5,927,984
Net Assets		$1,303,681,831
Net Assets consist of:
Paid in capital		$1,151,649,940
Undistributed net investment income		5,961,562
Accumulated undistributed net realized gain (loss) on investments		5,718,781
Net unrealized appreciation (depreciation) on investments		140,351,548
Net Assets		$1,303,681,831
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($709,745,608 ÷ 58,146,130 shares)		$12.21
Maximum offering price per share (100/94.25 of $12.21)		$12.95
Class T:
Net Asset Value and redemption price per share ($189,874,453 ÷ 15,593,230 shares)		$12.18
Maximum offering price per share (100/96.50 of $12.18)		$12.62
Class C:
Net Asset Value and offering price per share ($62,048,505 ÷ 5,136,373 shares)(a)		$12.08
Class I:
Net Asset Value, offering price and redemption price per share ($342,013,265 ÷ 27,783,994 shares)		$12.31

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$7,910,663
Expenses
Distribution and service plan fees	$1,702,107
Independent trustees' fees and expenses	3,029
Total expenses before reductions	1,705,136
Expense reductions	(3,029)	1,702,107
Net investment income (loss)		6,208,556
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	8,432,360
Capital gain distributions from underlying funds	468,333
Total net realized gain (loss)		8,900,693
Change in net unrealized appreciation (depreciation) on underlying funds		59,742,233
Net gain (loss)		68,642,926
Net increase (decrease) in net assets resulting from operations		$74,851,482

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,208,556	$24,541,951
Net realized gain (loss)	8,900,693	50,267,939
Change in net unrealized appreciation (depreciation)	59,742,233	(109,109,140)
Net increase (decrease) in net assets resulting from operations	74,851,482	(34,299,250)
Distributions to shareholders from net investment income	(3,067,012)	(24,608,645)
Distributions to shareholders from net realized gain	(27,841,308)	(53,287,893)
Total distributions	(30,908,320)	(77,896,538)
Share transactions - net increase (decrease)	(98,494,077)	(210,704,885)
Total increase (decrease) in net assets	(54,550,915)	(322,900,673)
Net Assets
Beginning of period	1,358,232,746	1,681,133,419
End of period	$1,303,681,831	$1,358,232,746
Other Information
Undistributed net investment income end of period	$5,961,562	$2,820,018

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2015 Fund Class A

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.81	$12.70	$12.87	$12.47	$11.85	$11.87
Income from Investment Operations
Net investment income (loss)A	.06	.20	.20	.15	.16	.17
Net realized and unrealized gain (loss)	.61	(.45)	.49	.89	.71	.13
Total from investment operations	.67	(.25)	.69	1.04	.87	.30
Distributions from net investment income	(.03)	(.21)	(.21)	(.15)	(.16)	(.17)
Distributions from net realized gain	(.25)	(.43)	(.64)	(.50)	(.09)	(.15)
Total distributions	(.27)B	(.64)	(.86)C	(.64)D	(.25)	(.32)
Net asset value, end of period	$12.21	$11.81	$12.70	$12.87	$12.47	$11.85
Total ReturnE,F,G	5.83%	(2.07)%	5.51%	8.54%	7.45%	2.71%
Ratios to Average Net AssetsH,I
Expenses before reductions	.25%J	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%J	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%J	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.93%J	1.64%	1.58%	1.19%	1.36%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$709,746	$739,929	$967,164	$1,086,606	$1,181,020	$1,101,302
Portfolio turnover rateH	25%J	20%	21%	37%	20%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.27 per share is comprised of distributions from net investment income of $.027 and distributions from net realized gain of $.246 per share.

 C Total distributions of $.86 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.642 per share.

 D Total distributions of $.64 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.498 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2015 Fund Class T

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.79	$12.68	$12.85	$12.46	$11.83	$11.85
Income from Investment Operations
Net investment income (loss)A	.04	.17	.17	.12	.13	.14
Net realized and unrealized gain (loss)	.62	(.45)	.48	.88	.72	.13
Total from investment operations	.66	(.28)	.65	1.00	.85	.27
Distributions from net investment income	(.02)	(.18)	(.18)	(.11)	(.13)	(.14)
Distributions from net realized gain	(.25)	(.43)	(.64)	(.50)	(.09)	(.15)
Total distributions	(.27)	(.61)	(.82)	(.61)	(.22)	(.29)
Net asset value, end of period	$12.18	$11.79	$12.68	$12.85	$12.46	$11.83
Total ReturnB,C,D	5.69%	(2.32)%	5.26%	8.20%	7.28%	2.44%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%G	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%G	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.68%G	1.39%	1.33%	.94%	1.11%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$189,874	$190,018	$208,468	$226,663	$227,022	$213,366
Portfolio turnover rateE	25%G	20%	21%	37%	20%	19%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2015 Fund Class C

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.72	$12.60	$12.77	$12.39	$11.77	$11.79
Income from Investment Operations
Net investment income (loss)A	.01	.11	.11	.05	.07	.09
Net realized and unrealized gain (loss)	.60	(.45)	.48	.88	.71	.13
Total from investment operations	.61	(.34)	.59	.93	.78	.22
Distributions from net investment income	(.01)	(.11)	(.12)	(.06)	(.07)	(.09)
Distributions from net realized gain	(.25)	(.43)	(.64)	(.49)	(.09)	(.15)
Total distributions	(.25)B	(.54)	(.76)	(.55)	(.16)	(.24)
Net asset value, end of period	$12.08	$11.72	$12.60	$12.77	$12.39	$11.77
Total ReturnC,D,E	5.33%	(2.76)%	4.75%	7.65%	6.70%	1.98%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.18%H	.89%	.83%	.44%	.61%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$62,049	$63,443	$72,725	$75,682	$72,115	$70,220
Portfolio turnover rateF	25%H	20%	21%	37%	20%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.25 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.246 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2015 Fund Class I

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.90	$12.79	$12.96	$12.56	$11.93	$11.94
Income from Investment Operations
Net investment income (loss)A	.07	.23	.24	.18	.19	.20
Net realized and unrealized gain (loss)	.62	(.45)	.48	.90	.72	.14
Total from investment operations	.69	(.22)	.72	1.08	.91	.34
Distributions from net investment income	(.04)	(.24)	(.25)	(.18)	(.19)	(.19)
Distributions from net realized gain	(.25)	(.43)	(.64)	(.50)	(.09)	(.15)
Total distributions	(.28)B	(.67)	(.89)	(.68)	(.28)	(.35)C
Net asset value, end of period	$12.31	$11.90	$12.79	$12.96	$12.56	$11.93
Total ReturnD,E	5.94%	(1.80)%	5.74%	8.75%	7.74%	3.01%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	-%I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%I	-%	-%	-%	-%	-%
Expenses net of all reductions	-%I	-%	-%	-%	-%	-%
Net investment income (loss)	1.18%I	1.89%	1.83%	1.44%	1.61%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$342,013	$361,722	$425,176	$488,611	$467,604	$348,068
Portfolio turnover rateF	25%I	20%	21%	37%	20%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.28 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $.246 per share.

 C Total distributions of $.35 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.154 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amount represents less than .005%.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	23.9	24.9
Fidelity Series Emerging Markets Fund	8.0	7.4
Fidelity Advisor Series Equity-Income Fund	7.7	7.7
Fidelity Series International Value Fund	6.1	5.8
Fidelity Series International Growth Fund	6.1	5.8
Fidelity Advisor Series Growth & Income Fund	5.3	5.3
Fidelity Advisor Series Stock Selector Large Cap Value Fund	5.1	5.1
Fidelity Series Government Money Market Fund 0.29%	4.3	0.0
Fidelity Advisor Series Equity Growth Fund	4.3	4.3
Fidelity Advisor Series Opportunistic Insights Fund	4.0	4.0
	74.8	70.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	42.3%
International Equity Funds	21.6%
Bond Funds	29.6%
Short-Term Funds	6.5%

Six months ago
Domestic Equity Funds	43.9%
International Equity Funds	20.4%
Bond Funds	30.3%
Short-Term Funds	5.4%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2020 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 42.3%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	9,997,350	$114,569,633
Fidelity Advisor Series Equity-Income Fund (a)	16,648,388	205,774,078
Fidelity Advisor Series Growth & Income Fund (a)	10,735,195	142,133,976
Fidelity Advisor Series Growth Opportunities Fund (a)	6,948,897	75,603,998
Fidelity Advisor Series Opportunistic Insights Fund (a)	6,979,218	106,991,417
Fidelity Advisor Series Small Cap Fund (a)	5,408,923	57,334,583
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	11,491,693	137,095,892
Fidelity Series 100 Index Fund (a)	4,125,160	58,907,284
Fidelity Series 1000 Value Index Fund (a)	2,001,099	22,352,279
Fidelity Series All-Sector Equity Fund (a)	6,208,848	83,384,832
Fidelity Series Commodity Strategy Fund (a)(b)	8,480,524	44,861,973
Fidelity Series Real Estate Equity Fund (a)	969,598	13,351,366
Fidelity Series Small Cap Opportunities Fund (a)	5,274,917	69,365,158
TOTAL DOMESTIC EQUITY FUNDS
(Cost $959,755,249)		1,131,726,469

International Equity Funds - 21.6%
Fidelity Series Emerging Markets Fund (a)	12,741,223	214,307,365
Fidelity Series International Growth Fund (a)	11,616,717	162,634,039
Fidelity Series International Small Cap Fund (a)	2,400,261	37,372,058
Fidelity Series International Value Fund (a)	17,224,654	163,289,719
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $499,149,744)		577,603,181

Bond Funds - 29.6%
Fidelity Series Emerging Markets Debt Fund (a)	1,743,199	18,059,541
Fidelity Series Floating Rate High Income Fund (a)	712,622	6,712,902
Fidelity Series High Income Fund (a)	8,833,547	82,682,004
Fidelity Series Inflation-Protected Bond Index Fund (a)	3,080,067	31,016,277
Fidelity Series Investment Grade Bond Fund (a)	55,029,171	638,338,381
Fidelity Series Long-Term Treasury Bond Index Fund (a)	68,349	659,572
Fidelity Series Real Estate Income Fund (a)	1,207,258	13,545,439
TOTAL BOND FUNDS
(Cost $772,911,661)		791,014,116

Short-Term Funds - 6.5%
Fidelity Advisor Series Short-Term Credit Fund (a)	5,843,942	58,673,173
Fidelity Series Government Money Market Fund 0.29% (a)(c)	116,798,092	116,798,092
TOTAL SHORT-TERM FUNDS
(Cost $175,215,300)		175,471,265
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,407,031,954)		2,675,815,031
NET OTHER ASSETS (LIABILITIES) - 0.0%		(559,782)
NET ASSETS - 100%		$2,675,255,249

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$115,799,462	$4,956,427	$14,034,464	-	$114,569,633
Fidelity Advisor Series Equity-Income Fund	208,978,797	9,961,986	28,349,590	1,993,713	205,774,078
Fidelity Advisor Series Growth & Income Fund	144,377,200	4,256,924	17,258,167	1,148,239	142,133,976
Fidelity Advisor Series Growth Opportunities Fund	76,278,340	3,234,131	8,216,513	-	75,603,998
Fidelity Advisor Series Opportunistic Insights Fund	107,469,917	5,768,043	12,721,904	-	106,991,417
Fidelity Advisor Series Short-Term Credit Fund	51,085,323	12,769,442	5,401,255	298,632	58,673,173
Fidelity Advisor Series Small Cap Fund	57,798,864	3,217,659	6,517,666	-	57,334,583
Fidelity Advisor Series Stock Selector Large Cap Value Fund	138,959,744	7,568,467	18,417,432	-	137,095,892
Fidelity Investments Money Market Portfolio Institutional Class 0.59%	95,816,471	6,178,647	101,995,118	44,012	-
Fidelity Series 100 Index Fund	63,079,196	1,215,436	9,099,673	-	58,907,284
Fidelity Series 1000 Value Index Fund	23,142,211	455,131	3,033,832	-	22,352,279
Fidelity Series All-Sector Equity Fund	138,800,525	1,889,990	65,954,546	-	83,384,832
Fidelity Series Commodity Strategy Fund	32,984,928	13,002,989	3,733,207	-	44,861,973
Fidelity Series Emerging Markets Debt Fund	17,275,432	807,236	1,577,745	489,496	18,059,541
Fidelity Series Emerging Markets Fund	200,255,462	6,193,638	17,526,159	-	214,307,365
Fidelity Series Floating Rate High Income Fund	6,758,527	279,559	650,394	148,381	6,712,902
Fidelity Series Government Money Market Fund 0.29%	-	125,031,308	8,233,215	103,776	116,798,092
Fidelity Series High Income Fund	81,452,654	2,328,290	7,421,285	2,317,077	82,682,004
Fidelity Series Inflation-Protected Bond Index Fund	29,379,906	4,017,691	2,941,940	12,618	31,016,277
Fidelity Series International Growth Fund	159,060,118	14,787,348	19,327,347	-	162,634,039
Fidelity Series International Small Cap Fund	38,139,374	2,899,844	4,930,302	-	37,372,058
Fidelity Series International Value Fund	157,872,541	19,539,789	20,451,673	-	163,289,719
Fidelity Series Investment Grade Bond Fund	676,203,688	21,109,947	76,355,140	8,126,896	638,338,381
Fidelity Series Long-Term Treasury Bond Index Fund	-	744,159	60,043	2,870	659,572
Fidelity Series Real Estate Equity Fund	14,492,629	1,417,576	2,304,436	124,346	13,351,366
Fidelity Series Real Estate Income Fund	13,615,994	1,095,226	1,594,574	337,957	13,545,439
Fidelity Series Small Cap Opportunities Fund	69,761,956	2,658,300	8,857,109	171,795	69,365,158
Total	$2,718,839,259	$277,385,183	$466,964,729	$15,319,808	$2,675,815,031

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $2,407,031,954) — See accompanying schedule		$2,675,815,031
Cash		2
Receivable for investments sold		10,060,394
Receivable for fund shares sold		1,582,185
Total assets		2,687,457,612
Liabilities
Payable for investments purchased	$5,007,355
Payable for fund shares redeemed	6,644,871
Distribution and service plan fees payable	550,137
Total liabilities		12,202,363
Net Assets		$2,675,255,249
Net Assets consist of:
Paid in capital		$2,391,879,284
Undistributed net investment income		11,590,107
Accumulated undistributed net realized gain (loss) on investments		3,002,781
Net unrealized appreciation (depreciation) on investments		268,783,077
Net Assets		$2,675,255,249
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,404,150,630 ÷ 108,427,562 shares)		$12.95
Maximum offering price per share (100/94.25 of $12.95)		$13.74
Class T:
Net Asset Value and redemption price per share ($404,785,392 ÷ 31,286,086 shares)		$12.94
Maximum offering price per share (100/96.50 of $12.94)		$13.41
Class C:
Net Asset Value and offering price per share ($105,433,286 ÷ 8,219,329 shares)(a)		$12.83
Class I:
Net Asset Value, offering price and redemption price per share ($760,885,941 ÷ 58,272,711 shares)		$13.06

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$15,319,808
Expenses
Distribution and service plan fees	$3,329,048
Independent trustees' fees and expenses	6,119
Total expenses before reductions	3,335,167
Expense reductions	(6,119)	3,329,048
Net investment income (loss)		11,990,760
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	10,413,237
Capital gain distributions from underlying funds	1,047,517
Total net realized gain (loss)		11,460,754
Change in net unrealized appreciation (depreciation) on underlying funds		136,142,072
Net gain (loss)		147,602,826
Net increase (decrease) in net assets resulting from operations		$159,593,586

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,990,760	$47,110,097
Net realized gain (loss)	11,460,754	94,876,471
Change in net unrealized appreciation (depreciation)	136,142,072	(213,772,148)
Net increase (decrease) in net assets resulting from operations	159,593,586	(71,785,580)
Distributions to shareholders from net investment income	(4,524,769)	(47,618,996)
Distributions to shareholders from net realized gain	(61,288,956)	(93,543,927)
Total distributions	(65,813,725)	(141,162,923)
Share transactions - net increase (decrease)	(136,801,093)	(250,269,433)
Total increase (decrease) in net assets	(43,021,232)	(463,217,936)
Net Assets
Beginning of period	2,718,276,481	3,181,494,417
End of period	$2,675,255,249	$2,718,276,481
Other Information
Undistributed net investment income end of period	$11,590,107	$4,124,116

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2020 Fund Class A

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.51	$13.44	$13.54	$13.05	$12.35	$12.45
Income from Investment Operations
Net investment income (loss)A	.06	.21	.22	.16	.18	.19
Net realized and unrealized gain (loss)	.69	(.51)	.55	1.04	.78	.06
Total from investment operations	.75	(.30)	.77	1.20	.96	.25
Distributions from net investment income	(.02)	(.21)	(.23)	(.16)	(.18)	(.18)
Distributions from net realized gain	(.28)	(.41)	(.64)	(.55)	(.08)	(.18)
Total distributions	(.31)B	(.63)C	(.87)	(.71)	(.26)	(.35)D
Net asset value, end of period	$12.95	$12.51	$13.44	$13.54	$13.05	$12.35
Total ReturnE,F,G	6.10%	(2.35)%	5.82%	9.38%	7.91%	2.23%
Ratios to Average Net AssetsH,I
Expenses before reductions	.25%J	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%J	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%J	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.88%J	1.62%	1.59%	1.22%	1.44%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$1,404,151	$1,442,826	$1,775,399	$1,910,164	$1,944,691	$1,740,500
Portfolio turnover rateH	20%J	20%	21%	40%	21%	18%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.31 per share is comprised of distributions from net investment income of $.021 and distributions from net realized gain of $.284 per share.

 C Total distributions of $.63 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.411 per share.

 D Total distributions of $.35 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.175 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2020 Fund Class T

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.51	$13.44	$13.54	$13.05	$12.34	$12.45
Income from Investment Operations
Net investment income (loss)A	.04	.18	.18	.13	.15	.16
Net realized and unrealized gain (loss)	.69	(.52)	.55	1.03	.79	.05
Total from investment operations	.73	(.34)	.73	1.16	.94	.21
Distributions from net investment income	(.01)	(.18)	(.19)	(.13)	(.15)	(.15)
Distributions from net realized gain	(.28)	(.41)	(.64)	(.55)	(.08)	(.18)
Total distributions	(.30)B	(.59)	(.83)	(.67)C	(.23)	(.32)D
Net asset value, end of period	$12.94	$12.51	$13.44	$13.54	$13.05	$12.34
Total ReturnE,F,G	5.95%	(2.59)%	5.56%	9.11%	7.72%	1.86%
Ratios to Average Net AssetsH,I
Expenses before reductions	.50%J	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%J	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%J	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.63%J	1.37%	1.34%	.97%	1.19%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$404,785	$394,406	$440,674	$465,828	$430,153	$386,416
Portfolio turnover rateH	20%J	20%	21%	40%	21%	18%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.30 per share is comprised of distributions from net investment income of $.013 and distributions from net realized gain of $.284 per share.

 C Total distributions of $.67 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.549 per share.

 D Total distributions of $.32 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.175 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2020 Fund Class C

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.42	$13.35	$13.45	$12.97	$12.27	$12.37
Income from Investment Operations
Net investment income (loss)A	.01	.11	.11	.06	.09	.10
Net realized and unrealized gain (loss)	.68	(.51)	.55	1.03	.78	.06
Total from investment operations	.69	(.40)	.66	1.09	.87	.16
Distributions from net investment income	–	(.12)	(.12)	(.07)	(.08)	(.09)
Distributions from net realized gain	(.28)	(.41)	(.64)	(.54)	(.08)	(.17)
Total distributions	(.28)	(.53)	(.76)	(.61)	(.17)B	(.26)
Net asset value, end of period	$12.83	$12.42	$13.35	$13.45	$12.97	$12.27
Total ReturnC,D,E	5.72%	(3.11)%	5.07%	8.57%	7.13%	1.43%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.13%H	.87%	.84%	.47%	.69%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$105,433	$105,128	$112,535	$113,194	$102,576	$97,550
Portfolio turnover rateF	20%H	20%	21%	40%	21%	18%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.17 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.083 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2020 Fund Class I

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.61	$13.54	$13.63	$13.14	$12.42	$12.53
Income from Investment Operations
Net investment income (loss)A	.07	.24	.25	.20	.21	.22
Net realized and unrealized gain (loss)	.69	(.51)	.56	1.03	.80	.05
Total from investment operations	.76	(.27)	.81	1.23	1.01	.27
Distributions from net investment income	(.03)	(.25)	(.26)	(.19)	(.21)	(.21)
Distributions from net realized gain	(.28)	(.41)	(.64)	(.55)	(.08)	(.18)
Total distributions	(.31)	(.66)	(.90)	(.74)	(.29)	(.38)B
Net asset value, end of period	$13.06	$12.61	$13.54	$13.63	$13.14	$12.42
Total ReturnC,D	6.19%	(2.07)%	6.13%	9.58%	8.28%	2.39%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%H	-%	-%	-%	-%	-%
Expenses net of all reductions	-%H	-%	-%	-%	-%	-%
Net investment income (loss)	1.13%H	1.87%	1.84%	1.47%	1.69%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$760,886	$767,908	$836,880	$875,979	$777,288	$555,462
Portfolio turnover rateE	20%H	20%	21%	40%	21%	18%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.38 per share is comprised of distributions from net investment income of $.208 and distributions from net realized gain of $.175 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	20.3	19.9
Fidelity Advisor Series Equity-Income Fund	8.5	8.5
Fidelity Series Emerging Markets Fund	8.4	7.8
Fidelity Series International Value Fund	6.7	6.5
Fidelity Series International Growth Fund	6.7	6.6
Fidelity Advisor Series Growth & Income Fund	5.9	5.9
Fidelity Advisor Series Stock Selector Large Cap Value Fund	5.7	5.7
Fidelity Advisor Series Equity Growth Fund	4.7	4.7
Fidelity Advisor Series Opportunistic Insights Fund	4.4	4.4
Fidelity Series All-Sector Equity Fund	3.4	5.7
	74.7	75.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	46.6%
International Equity Funds	23.3%
Bond Funds	25.3%
Short-Term Funds	4.8%

Six months ago
Domestic Equity Funds	48.6%
International Equity Funds	22.5%
Bond Funds	24.7%
Short-Term Funds	4.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2025 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 46.6%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	12,149,752	$139,236,154
Fidelity Advisor Series Equity-Income Fund (a)	20,265,202	250,477,893
Fidelity Advisor Series Growth & Income Fund (a)	13,064,095	172,968,612
Fidelity Advisor Series Growth Opportunities Fund (a)	8,453,178	91,970,578
Fidelity Advisor Series Opportunistic Insights Fund (a)	8,485,008	130,075,175
Fidelity Advisor Series Small Cap Fund (a)	6,583,875	69,789,074
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	13,988,782	166,886,174
Fidelity Series 100 Index Fund (a)	5,021,314	71,704,364
Fidelity Series 1000 Value Index Fund (a)	2,431,052	27,154,852
Fidelity Series All-Sector Equity Fund (a)	7,362,667	98,880,614
Fidelity Series Commodity Strategy Fund (a)(b)	9,167,380	48,495,438
Fidelity Series Real Estate Equity Fund (a)	1,180,140	16,250,521
Fidelity Series Small Cap Opportunities Fund (a)	6,420,474	84,429,228
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,161,375,235)		1,368,318,677

International Equity Funds - 23.3%
Fidelity Series Emerging Markets Fund (a)	14,634,111	246,145,744
Fidelity Series International Growth Fund (a)	14,027,850	196,389,894
Fidelity Series International Small Cap Fund (a)	2,898,339	45,127,143
Fidelity Series International Value Fund (a)	20,799,917	197,183,213
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $598,394,089)		684,845,994

Bond Funds - 25.3%
Fidelity Series Emerging Markets Debt Fund (a)	1,921,860	19,910,467
Fidelity Series Floating Rate High Income Fund (a)	782,267	7,368,959
Fidelity Series High Income Fund (a)	9,565,930	89,537,108
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,711,658	17,236,400
Fidelity Series Investment Grade Bond Fund (a)	51,331,125	595,441,048
Fidelity Series Long-Term Treasury Bond Index Fund (a)	62,832	606,329
Fidelity Series Real Estate Income Fund (a)	1,325,514	14,872,262
TOTAL BOND FUNDS
(Cost $732,564,009)		744,972,573

Short-Term Funds - 4.8%
Fidelity Advisor Series Short-Term Credit Fund (a)	4,797,418	48,166,076
Fidelity Series Government Money Market Fund 0.29% (a)(c)	93,390,469	93,390,469
TOTAL SHORT-TERM FUNDS
(Cost $141,346,387)		141,556,545
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,633,679,720)		2,939,693,789
NET OTHER ASSETS (LIABILITIES) - 0.0%		(574,997)
NET ASSETS - 100%		$2,939,118,792

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$137,707,630	$6,912,469	$14,849,927	-	$139,236,154
Fidelity Advisor Series Equity-Income Fund	248,516,697	13,614,489	29,913,949	2,388,851	250,477,893
Fidelity Advisor Series Growth & Income Fund	171,691,621	6,182,511	17,877,562	1,376,475	172,968,612
Fidelity Advisor Series Growth Opportunities Fund	90,709,153	4,485,601	8,426,313	-	91,970,578
Fidelity Advisor Series Opportunistic Insights Fund	127,802,313	7,807,444	13,356,111	-	130,075,175
Fidelity Advisor Series Short-Term Credit Fund	42,517,011	9,095,567	3,619,403	239,445	48,166,076
Fidelity Advisor Series Small Cap Fund	68,733,085	4,297,104	6,666,704	-	69,789,074
Fidelity Advisor Series Stock Selector Large Cap Value Fund	165,249,648	10,069,401	19,231,746	-	166,886,174
Fidelity Investments Money Market Portfolio Institutional Class 0.59%	79,546,299	556,508	80,102,807	36,058	-
Fidelity Series 100 Index Fund	75,012,557	1,928,525	9,706,368	-	71,704,364
Fidelity Series 1000 Value Index Fund	27,519,283	723,629	3,237,170	-	27,154,852
Fidelity Series All-Sector Equity Fund	165,059,094	3,362,812	79,960,523	-	98,880,614
Fidelity Series Commodity Strategy Fund	36,396,483	12,552,290	3,416,115	-	48,495,438
Fidelity Series Emerging Markets Debt Fund	18,635,514	1,000,664	1,418,222	533,771	19,910,467
Fidelity Series Emerging Markets Fund	228,047,458	6,013,312	16,848,214	-	246,145,744
Fidelity Series Floating Rate High Income Fund	7,253,136	352,387	588,658	161,082	7,368,959
Fidelity Series Government Money Market Fund 0.29%	-	98,974,432	5,583,964	83,097	93,390,469
Fidelity Series High Income Fund	86,805,502	2,644,250	6,693,690	2,487,702	89,537,108
Fidelity Series Inflation-Protected Bond Index Fund	14,683,385	3,481,958	1,228,574	6,522	17,236,400
Fidelity Series International Growth Fund	191,131,613	15,602,379	20,107,566	-	196,389,894
Fidelity Series International Small Cap Fund	45,765,205	2,609,732	4,841,968	-	45,127,143
Fidelity Series International Value Fund	189,706,229	21,326,629	21,463,258	-	197,183,213
Fidelity Series Investment Grade Bond Fund	578,801,411	49,289,463	47,973,166	7,257,819	595,441,048
Fidelity Series Long-Term Treasury Bond Index Fund	-	658,539	30,222	2,639	606,329
Fidelity Series Real Estate Equity Fund	17,233,328	1,811,239	2,474,240	149,377	16,250,521
Fidelity Series Real Estate Income Fund	14,628,008	1,290,213	1,507,378	368,003	14,872,262
Fidelity Series Small Cap Opportunities Fund	82,959,715	3,794,648	9,323,296	208,769	84,429,228
Total	$2,912,111,378	$290,438,195	$430,447,114	$15,299,610	$2,939,693,789

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $2,633,679,720) — See accompanying schedule		$2,939,693,789
Cash		8
Receivable for investments sold		10,527,450
Receivable for fund shares sold		2,598,779
Total assets		2,952,820,026
Liabilities
Payable for investments purchased	$5,731,547
Payable for fund shares redeemed	7,392,451
Distribution and service plan fees payable	577,236
Total liabilities		13,701,234
Net Assets		$2,939,118,792
Net Assets consist of:
Paid in capital		$2,622,922,604
Undistributed net investment income		11,426,250
Accumulated undistributed net realized gain (loss) on investments		(1,244,131)
Net unrealized appreciation (depreciation) on investments		306,014,069
Net Assets		$2,939,118,792
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,546,444,912 ÷ 121,608,794 shares)		$12.72
Maximum offering price per share (100/94.25 of $12.72)		$13.50
Class T:
Net Asset Value and redemption price per share ($417,416,696 ÷ 32,785,671 shares)		$12.73
Maximum offering price per share (100/96.50 of $12.73)		$13.19
Class C:
Net Asset Value and offering price per share ($98,047,474 ÷ 7,828,346 shares)(a)		$12.52
Class I:
Net Asset Value, offering price and redemption price per share ($877,209,710 ÷ 68,354,212 shares)		$12.83

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$15,299,610
Expenses
Distribution and service plan fees	$3,446,431
Independent trustees' fees and expenses	6,603
Total expenses before reductions	3,453,034
Expense reductions	(6,603)	3,446,431
Net investment income (loss)		11,853,179
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	8,696,990
Capital gain distributions from underlying funds	1,252,355
Total net realized gain (loss)		9,949,345
Change in net unrealized appreciation (depreciation) on underlying funds		158,894,332
Net gain (loss)		168,843,677
Net increase (decrease) in net assets resulting from operations		$180,696,856

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,853,179	$46,639,333
Net realized gain (loss)	9,949,345	107,137,381
Change in net unrealized appreciation (depreciation)	158,894,332	(237,602,638)
Net increase (decrease) in net assets resulting from operations	180,696,856	(83,825,924)
Distributions to shareholders from net investment income	(3,913,722)	(46,581,381)
Distributions to shareholders from net realized gain	(74,038,538)	(99,971,356)
Total distributions	(77,952,260)	(146,552,737)
Share transactions - net increase (decrease)	(75,162,664)	(61,140,430)
Total increase (decrease) in net assets	27,581,932	(291,519,091)
Net Assets
Beginning of period	2,911,536,860	3,203,055,951
End of period	$2,939,118,792	$2,911,536,860
Other Information
Undistributed net investment income end of period	$11,426,250	$3,486,793

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2025 Fund Class A

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.29	$13.25	$13.33	$12.72	$11.91	$12.09
Income from Investment Operations
Net investment income (loss)A	.05	.19	.21	.16	.18	.18
Net realized and unrealized gain (loss)	.71	(.54)	.60	1.26	.88	(.01)
Total from investment operations	.76	(.35)	.81	1.42	1.06	.17
Distributions from net investment income	(.02)	(.20)	(.22)	(.16)	(.18)	(.17)
Distributions from net realized gain	(.31)	(.42)	(.67)	(.66)	(.07)	(.18)
Total distributions	(.33)	(.61)B	(.89)	(.81)C	(.25)	(.35)
Net asset value, end of period	$12.72	$12.29	$13.25	$13.33	$12.72	$11.91
Total ReturnD,E,F	6.35%	(2.72)%	6.26%	11.54%	9.00%	1.61%
Ratios to Average Net AssetsG,H
Expenses before reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.79%I	1.53%	1.55%	1.25%	1.54%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$1,546,445	$1,543,665	$1,853,121	$1,907,797	$1,806,028	$1,539,333
Portfolio turnover rateG	20%I	24%	23%	41%	22%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.61 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.419 per share.

 C Total distributions of $.81 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.657 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2025 Fund Class T

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.31	$13.27	$13.35	$12.74	$11.93	$12.11
Income from Investment Operations
Net investment income (loss)A	.03	.16	.17	.13	.15	.15
Net realized and unrealized gain (loss)	.71	(.54)	.61	1.26	.88	(.01)
Total from investment operations	.74	(.38)	.78	1.39	1.03	.14
Distributions from net investment income	(.01)	(.16)	(.19)	(.13)	(.15)	(.14)
Distributions from net realized gain	(.31)	(.42)	(.67)	(.66)	(.07)	(.18)
Total distributions	(.32)	(.58)	(.86)	(.78)B	(.22)	(.32)
Net asset value, end of period	$12.73	$12.31	$13.27	$13.35	$12.74	$11.93
Total ReturnC,D,E	6.20%	(2.95)%	6.00%	11.27%	8.74%	1.33%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%H	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%H	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%H	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.54%H	1.28%	1.30%	1.00%	1.29%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$417,417	$399,088	$405,224	$387,919	$324,352	$257,594
Portfolio turnover rateF	20%H	24%	23%	41%	22%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.78 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.657 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2025 Fund Class C

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.14	$13.09	$13.19	$12.60	$11.80	$11.98
Income from Investment Operations
Net investment income (loss)A	–	.10	.11	.06	.09	.09
Net realized and unrealized gain (loss)	.69	(.53)	.59	1.25	.87	(.01)
Total from investment operations	.69	(.43)	.70	1.31	.96	.08
Distributions from net investment income	–	(.11)	(.12)	(.07)	(.10)	(.09)
Distributions from net realized gain	(.31)	(.41)	(.67)	(.65)	(.07)	(.17)
Total distributions	(.31)	(.52)	(.80)B	(.72)	(.16)C	(.26)
Net asset value, end of period	$12.52	$12.14	$13.09	$13.19	$12.60	$11.80
Total ReturnD,E,F	5.87%	(3.40)%	5.42%	10.71%	8.23%	.86%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.00%I	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%I	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%I	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.04%I	.78%	.80%	.50%	.79%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$98,047	$91,941	$94,878	$89,402	$74,415	$66,126
Portfolio turnover rateG	20%I	24%	23%	41%	22%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.80 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.672 per share.

 C Total distributions of $.16 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.066 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2025 Fund Class I

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.39	$13.35	$13.43	$12.81	$11.99	$12.17
Income from Investment Operations
Net investment income (loss)A	.07	.23	.24	.19	.22	.21
Net realized and unrealized gain (loss)	.71	(.54)	.60	1.28	.88	(.02)
Total from investment operations	.78	(.31)	.84	1.47	1.10	.19
Distributions from net investment income	(.02)	(.23)	(.25)	(.19)	(.21)	(.20)
Distributions from net realized gain	(.31)	(.42)	(.67)	(.66)	(.07)	(.18)
Total distributions	(.34)B	(.65)	(.92)	(.85)	(.28)	(.37)C
Net asset value, end of period	$12.83	$12.39	$13.35	$13.43	$12.81	$11.99
Total ReturnD,E	6.44%	(2.44)%	6.48%	11.81%	9.29%	1.84%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	-%I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%I	-%	-%	-%	-%	-%
Expenses net of all reductions	-%I	-%	-%	-%	-%	-%
Net investment income (loss)	1.04%I	1.78%	1.80%	1.50%	1.79%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$877,210	$870,772	$838,616	$846,372	$686,540	$470,704
Portfolio turnover rateF	20%I	24%	23%	41%	22%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.34 per share is comprised of distributions from net investment income of $.023 and distributions from net realized gain of $.314 per share.

 C Total distributions of $.37 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.179 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amount represents less than .005%.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Advisor Series Equity-Income Fund	10.5	10.4
Fidelity Series Investment Grade Bond Fund	10.4	9.6
Fidelity Series Emerging Markets Fund	9.3	8.8
Fidelity Series International Value Fund	8.2	8.0
Fidelity Series International Growth Fund	8.2	8.1
Fidelity Advisor Series Growth & Income Fund	7.3	7.2
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.0	6.9
Fidelity Advisor Series Equity Growth Fund	5.8	5.7
Fidelity Advisor Series Opportunistic Insights Fund	5.4	5.3
Fidelity Series All-Sector Equity Fund	4.2	6.9
	76.3	76.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	56.9%
International Equity Funds	27.6%
Bond Funds	15.5%

Six months ago
Domestic Equity Funds	58.7%
International Equity Funds	26.8%
Bond Funds	14.5%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2030 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 56.9%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	14,362,798	$164,597,667
Fidelity Advisor Series Equity-Income Fund (a)	23,952,080	296,047,707
Fidelity Advisor Series Growth & Income Fund (a)	15,499,138	205,208,586
Fidelity Advisor Series Growth Opportunities Fund (a)	9,961,433	108,380,386
Fidelity Advisor Series Opportunistic Insights Fund (a)	10,031,317	153,780,089
Fidelity Advisor Series Small Cap Fund (a)	7,739,643	82,040,218
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	16,515,816	197,033,684
Fidelity Series 100 Index Fund (a)	5,947,785	84,934,376
Fidelity Series 1000 Value Index Fund (a)	2,885,930	32,235,833
Fidelity Series All-Sector Equity Fund (a)	8,922,840	119,833,745
Fidelity Series Commodity Strategy Fund (a)(b)	8,744,387	46,257,806
Fidelity Series Real Estate Equity Fund (a)	1,393,768	19,192,192
Fidelity Series Small Cap Opportunities Fund (a)	7,600,972	99,952,780
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,382,168,969)		1,609,495,069

International Equity Funds - 27.6%
Fidelity Series Emerging Markets Fund (a)	15,726,599	264,521,395
Fidelity Series International Growth Fund (a)	16,565,935	231,923,096
Fidelity Series International Small Cap Fund (a)	3,422,350	53,285,983
Fidelity Series International Value Fund (a)	24,562,701	232,854,402
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $692,727,405)		782,584,876

Bond Funds - 15.5%
Fidelity Series Emerging Markets Debt Fund (a)	1,852,460	19,191,481
Fidelity Series Floating Rate High Income Fund (a)	757,448	7,135,163
Fidelity Series High Income Fund (a)	9,208,612	86,192,610
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,510,360	15,209,330
Fidelity Series Investment Grade Bond Fund (a)	25,469,258	295,443,389
Fidelity Series Long-Term Treasury Bond Index Fund (a)	29,524	284,905
Fidelity Series Real Estate Income Fund (a)	1,285,834	14,427,063
TOTAL BOND FUNDS
(Cost $430,448,291)		437,883,941

Short-Term Funds - 0.0%
Fidelity Advisor Series Short-Term Credit Fund (a)	46,399	465,846
Fidelity Series Government Money Market Fund 0.29% (a)(c)	866,321	866,321
TOTAL SHORT-TERM FUNDS
(Cost $1,328,654)		1,332,167
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,506,673,319)		2,831,296,053
NET OTHER ASSETS (LIABILITIES) - 0.0%		(557,563)
NET ASSETS - 100%		$2,830,738,490

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$160,167,630	$10,366,330	$16,986,917	-	$164,597,667
Fidelity Advisor Series Equity-Income Fund	289,044,495	19,374,629	33,565,558	2,776,120	296,047,707
Fidelity Advisor Series Growth & Income Fund	199,691,420	10,334,808	19,932,024	1,599,663	205,208,586
Fidelity Advisor Series Growth Opportunities Fund	105,499,133	5,908,164	9,105,880	-	108,380,386
Fidelity Advisor Series Opportunistic Insights Fund	148,649,058	11,078,496	15,088,322	-	153,780,089
Fidelity Advisor Series Short-Term Credit Fund	488,102	28,906	53,118	2,517	465,846
Fidelity Advisor Series Small Cap Fund	79,945,409	5,557,284	7,461,305	-	82,040,218
Fidelity Advisor Series Stock Selector Large Cap Value Fund	192,201,930	13,869,089	21,569,842	-	197,033,684
Fidelity Investments Money Market Portfolio Institutional Class 0.59%	903,894	5,074	908,968	440	-
Fidelity Series 100 Index Fund	87,247,727	2,559,921	10,062,331	-	84,934,376
Fidelity Series 1000 Value Index Fund	32,008,863	1,281,690	3,560,643	-	32,235,833
Fidelity Series All-Sector Equity Fund	191,983,304	3,830,283	88,197,581	-	119,833,745
Fidelity Series Commodity Strategy Fund	35,115,001	11,487,338	3,241,442	-	46,257,806
Fidelity Series Emerging Markets Debt Fund	17,985,957	931,099	1,354,804	514,198	19,191,481
Fidelity Series Emerging Markets Fund	245,258,717	6,156,035	17,852,970	-	264,521,395
Fidelity Series Floating Rate High Income Fund	7,025,796	325,915	557,383	155,775	7,135,163
Fidelity Series Government Money Market Fund 0.29%	-	939,099	72,778	839	866,321
Fidelity Series High Income Fund	83,614,598	2,436,538	6,379,624	2,392,433	86,192,610
Fidelity Series Inflation-Protected Bond Index Fund	14,442,236	1,722,295	1,232,278	6,221	15,209,330
Fidelity Series International Growth Fund	225,481,971	15,944,610	21,011,368	-	231,923,096
Fidelity Series International Small Cap Fund	53,186,989	4,464,618	6,371,295	-	53,285,983
Fidelity Series International Value Fund	222,218,496	22,680,658	20,959,491	-	232,854,402
Fidelity Series Investment Grade Bond Fund	266,769,854	42,538,960	21,047,431	3,438,166	295,443,389
Fidelity Series Long-Term Treasury Bond Index Fund	-	309,770	14,382	1,242	284,905
Fidelity Series Real Estate Equity Fund	20,044,910	2,350,741	2,824,613	174,302	19,192,192
Fidelity Series Real Estate Income Fund	14,201,521	1,221,848	1,444,204	356,203	14,427,063
Fidelity Series Small Cap Opportunities Fund	96,486,755	5,454,215	10,181,817	243,204	99,952,780
Total	$2,789,663,766	$203,158,413	$341,038,369	$11,661,323	$2,831,296,053

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $2,506,673,319) — See accompanying schedule		$2,831,296,053
Cash		5
Receivable for investments sold		9,799,289
Receivable for fund shares sold		2,491,534
Receivable from investment adviser for expense reductions		39
Total assets		2,843,586,920
Liabilities
Payable for investments purchased	$5,837,187
Payable for fund shares redeemed	6,451,822
Distribution and service plan fees payable	559,421
Total liabilities		12,848,430
Net Assets		$2,830,738,490
Net Assets consist of:
Paid in capital		$2,504,735,487
Undistributed net investment income		8,168,159
Accumulated undistributed net realized gain (loss) on investments		(6,787,890)
Net unrealized appreciation (depreciation) on investments		324,622,734
Net Assets		$2,830,738,490
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,427,099,356 ÷ 106,045,411 shares)		$13.46
Maximum offering price per share (100/94.25 of $13.46)		$14.28
Class T:
Net Asset Value and redemption price per share ($443,538,428 ÷ 33,118,967 shares)		$13.39
Maximum offering price per share (100/96.50 of $13.39)		$13.88
Class C:
Net Asset Value and offering price per share ($94,229,028 ÷ 7,115,765 shares)(a)		$13.24
Class I:
Net Asset Value, offering price and redemption price per share ($865,871,678 ÷ 63,933,308 shares)		$13.54

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$11,661,323
Expenses
Distribution and service plan fees	$3,327,428
Independent trustees' fees and expenses	6,323
Total expenses before reductions	3,333,751
Expense reductions	(6,323)	3,327,428
Net investment income (loss)		8,333,895
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	8,044,389
Capital gain distributions from underlying funds	1,420,906
Total net realized gain (loss)		9,465,295
Change in net unrealized appreciation (depreciation) on underlying funds		171,467,841
Net gain (loss)		180,933,136
Net increase (decrease) in net assets resulting from operations		$189,267,031

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,333,895	$41,235,626
Net realized gain (loss)	9,465,295	113,952,023
Change in net unrealized appreciation (depreciation)	171,467,841	(257,671,232)
Net increase (decrease) in net assets resulting from operations	189,267,031	(102,483,583)
Distributions to shareholders from net investment income	(1,238,858)	(41,389,842)
Distributions to shareholders from net realized gain	(85,836,450)	(109,557,266)
Total distributions	(87,075,308)	(150,947,108)
Share transactions - net increase (decrease)	(60,574,774)	(139,278,763)
Total increase (decrease) in net assets	41,616,949	(392,709,454)
Net Assets
Beginning of period	2,789,121,541	3,181,830,995
End of period	$2,830,738,490	$2,789,121,541
Other Information
Undistributed net investment income end of period	$8,168,159	$1,073,122

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2030 Fund Class A

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.99	$14.13	$14.15	$13.36	$12.48	$12.72
Income from Investment Operations
Net investment income (loss)A	.04	.19	.20	.17	.20	.19
Net realized and unrealized gain (loss)	.83	(.64)	.70	1.47	.94	(.06)
Total from investment operations	.87	(.45)	.90	1.64	1.14	.13
Distributions from net investment income	–B	(.19)	(.21)	(.18)	(.20)	(.18)
Distributions from net realized gain	(.40)	(.50)	(.71)	(.67)	(.06)	(.19)
Total distributions	(.40)C	(.69)	(.92)	(.85)	(.26)	(.37)
Net asset value, end of period	$13.46	$12.99	$14.13	$14.15	$13.36	$12.48
Total ReturnD,E,F	6.94%	(3.36)%	6.54%	12.60%	9.25%	1.25%
Ratios to Average Net AssetsG,H
Expenses before reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.58%I	1.39%	1.42%	1.24%	1.58%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$1,427,099	$1,409,909	$1,704,036	$1,777,132	$1,747,549	$1,506,827
Portfolio turnover rateG	14%I	22%	24%	53%	23%	16%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.40 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.399 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2030 Fund Class T

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.94	$14.09	$14.10	$13.32	$12.44	$12.68
Income from Investment Operations
Net investment income (loss)A	.02	.15	.17	.14	.17	.16
Net realized and unrealized gain (loss)	.83	(.64)	.71	1.46	.94	(.06)
Total from investment operations	.85	(.49)	.88	1.60	1.11	.10
Distributions from net investment income	–	(.16)	(.18)	(.15)	(.17)	(.15)
Distributions from net realized gain	(.40)	(.50)	(.71)	(.67)	(.06)	(.19)
Total distributions	(.40)	(.66)	(.89)	(.82)	(.23)	(.34)
Net asset value, end of period	$13.39	$12.94	$14.09	$14.10	$13.32	$12.44
Total ReturnB,C,D	6.78%	(3.67)%	6.37%	12.29%	9.02%	.98%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%G	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%G	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.33%G	1.14%	1.17%	.99%	1.33%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$443,538	$423,312	$453,137	$453,944	$387,102	$335,407
Portfolio turnover rateE	14%G	22%	24%	53%	23%	16%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2030 Fund Class C

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.83	$13.97	$14.00	$13.23	$12.37	$12.60
Income from Investment Operations
Net investment income (loss)A	(.01)	.08	.09	.07	.10	.10
Net realized and unrealized gain (loss)	.82	(.63)	.70	1.45	.93	(.05)
Total from investment operations	.81	(.55)	.79	1.52	1.03	.05
Distributions from net investment income	–	(.11)	(.12)	(.09)	(.11)	(.09)
Distributions from net realized gain	(.40)	(.48)	(.70)	(.66)	(.06)	(.18)
Total distributions	(.40)	(.59)	(.82)	(.75)	(.17)	(.28)B
Net asset value, end of period	$13.24	$12.83	$13.97	$14.00	$13.23	$12.37
Total ReturnC,D,E	6.52%	(4.10)%	5.76%	11.77%	8.39%	.55%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.17)%H	.64%	.67%	.49%	.83%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$94,229	$87,691	$91,154	$87,867	$75,384	$66,418
Portfolio turnover rateF	14%H	22%	24%	53%	23%	16%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.28 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.182 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2030 Fund Class I

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.06	$14.21	$14.22	$13.42	$12.54	$12.77
Income from Investment Operations
Net investment income (loss)A	.05	.22	.24	.20	.23	.22
Net realized and unrealized gain (loss)	.84	(.65)	.71	1.48	.94	(.05)
Total from investment operations	.89	(.43)	.95	1.68	1.17	.17
Distributions from net investment income	(.01)	(.23)	(.25)	(.21)	(.23)	(.21)
Distributions from net realized gain	(.40)	(.50)	(.71)	(.67)	(.06)	(.19)
Total distributions	(.41)	(.72)B	(.96)	(.88)	(.29)	(.40)
Net asset value, end of period	$13.54	$13.06	$14.21	$14.22	$13.42	$12.54
Total ReturnC,D	7.05%	(3.16)%	6.85%	12.89%	9.47%	1.57%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%H	-%	-%	-%	-%	-%
Expenses net of all reductions	-%H	-%	-%	-%	-%	-%
Net investment income (loss)	.83%H	1.64%	1.67%	1.49%	1.83%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$865,872	$861,408	$919,561	$897,398	$716,715	$505,761
Portfolio turnover rateE	14%H	22%	24%	53%	23%	16%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.72 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $.499 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Advisor Series Equity-Income Fund	11.8	11.5
Fidelity Series Emerging Markets Fund	10.0	9.4
Fidelity Series International Value Fund	9.3	8.9
Fidelity Series International Growth Fund	9.3	9.0
Fidelity Advisor Series Growth & Income Fund	8.2	7.9
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.9	7.7
Fidelity Advisor Series Equity Growth Fund	6.6	6.4
Fidelity Advisor Series Opportunistic Insights Fund	6.1	5.9
Fidelity Series All-Sector Equity Fund	4.6	7.6
Fidelity Advisor Series Growth Opportunities Fund	4.3	4.2
	78.1	78.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	63.8%
International Equity Funds	30.7%
Bond Funds	5.5%

Six months ago
Domestic Equity Funds	65.1%
International Equity Funds	29.4%
Bond Funds	5.4%
Short-Term Funds	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2035 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.8%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	12,562,302	$143,963,983
Fidelity Advisor Series Equity-Income Fund (a)	20,930,229	258,697,625
Fidelity Advisor Series Growth & Income Fund (a)	13,556,403	179,486,775
Fidelity Advisor Series Growth Opportunities Fund (a)	8,730,784	94,990,933
Fidelity Advisor Series Opportunistic Insights Fund (a)	8,774,562	134,514,034
Fidelity Advisor Series Small Cap Fund (a)	6,800,219	72,082,319
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	14,447,132	172,354,280
Fidelity Series 100 Index Fund (a)	5,186,738	74,066,623
Fidelity Series 1000 Value Index Fund (a)	2,456,947	27,444,101
Fidelity Series All-Sector Equity Fund (a)	7,589,975	101,933,359
Fidelity Series Commodity Strategy Fund (a)(b)	6,782,488	35,879,363
Fidelity Series Real Estate Equity Fund (a)	1,194,771	16,451,994
Fidelity Series Small Cap Opportunities Fund (a)	6,625,909	87,130,705
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,209,549,392)		1,398,996,094

International Equity Funds - 30.7%
Fidelity Series Emerging Markets Fund (a)	13,033,231	219,218,946
Fidelity Series International Growth Fund (a)	14,471,365	202,599,110
Fidelity Series International Small Cap Fund (a)	2,989,423	46,545,318
Fidelity Series International Value Fund (a)	21,456,192	203,404,696
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $600,350,072)		671,768,070

Bond Funds - 5.5%
Fidelity Series Emerging Markets Debt Fund (a)	1,426,827	14,781,926
Fidelity Series Floating Rate High Income Fund (a)	586,198	5,521,987
Fidelity Series High Income Fund (a)	7,084,526	66,311,168
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,151,450	11,595,100
Fidelity Series Investment Grade Bond Fund (a)	911,873	10,577,727
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,171	11,305
Fidelity Series Real Estate Income Fund (a)	999,316	11,212,327
TOTAL BOND FUNDS
(Cost $121,431,256)		120,011,540

Short-Term Funds - 0.0%
Fidelity Advisor Series Short-Term Credit Fund (a)	35,818	359,611
Fidelity Series Government Money Market Fund 0.29% (a)(c)	660,469	660,469
TOTAL SHORT-TERM FUNDS
(Cost $1,017,328)		1,020,080
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,932,348,048)		2,191,795,784
NET OTHER ASSETS (LIABILITIES) - 0.0%		(417,487)
NET ASSETS - 100%		$2,191,378,297

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$136,452,426	$11,926,847	$13,903,933	-	$143,963,983
Fidelity Advisor Series Equity-Income Fund	246,239,392	21,576,953	27,313,832	2,375,259	258,697,625
Fidelity Advisor Series Growth & Income Fund	170,120,907	12,658,932	16,295,544	1,369,356	179,486,775
Fidelity Advisor Series Growth Opportunities Fund	89,875,129	7,303,279	7,440,618	-	94,990,933
Fidelity Advisor Series Opportunistic Insights Fund	126,641,706	12,465,104	12,437,689	-	134,514,034
Fidelity Advisor Series Short-Term Credit Fund	373,538	27,486	42,916	1,934	359,611
Fidelity Advisor Series Small Cap Fund	68,109,059	6,510,980	5,975,616	-	72,082,319
Fidelity Advisor Series Stock Selector Large Cap Value Fund	163,743,859	15,388,038	17,522,184	-	172,354,280
Fidelity Investments Money Market Portfolio Institutional Class 0.59%	692,866	3,504	696,370	318	-
Fidelity Series 100 Index Fund	74,302,711	2,732,575	7,426,246	-	74,066,623
Fidelity Series 1000 Value Index Fund	27,269,591	908,567	2,881,577	-	27,444,101
Fidelity Series All-Sector Equity Fund	163,558,642	4,336,428	76,527,366	-	101,933,359
Fidelity Series Commodity Strategy Fund	26,916,854	9,322,163	2,498,768	-	35,879,363
Fidelity Series Emerging Markets Debt Fund	13,775,876	817,844	1,061,587	394,503	14,781,926
Fidelity Series Emerging Markets Fund	200,352,082	8,327,728	15,069,100	-	219,218,946
Fidelity Series Floating Rate High Income Fund	5,403,701	294,650	438,896	120,019	5,521,987
Fidelity Series Government Money Market Fund 0.29%	-	704,097	43,628	631	660,469
Fidelity Series High Income Fund	64,411,139	1,930,870	5,053,180	1,841,423	66,311,168
Fidelity Series Inflation-Protected Bond Index Fund	10,719,074	1,524,808	849,219	4,624	11,595,100
Fidelity Series International Growth Fund	192,686,846	15,493,431	15,490,473	-	202,599,110
Fidelity Series International Small Cap Fund	45,179,649	4,295,891	4,696,879	-	46,545,318
Fidelity Series International Value Fund	191,280,936	21,055,473	16,659,296	-	203,404,696
Fidelity Series Investment Grade Bond Fund	10,704,351	1,244,149	1,657,072	133,359	10,577,727
Fidelity Series Long-Term Treasury Bond Index Fund	-	12,899	1,173	50	11,305
Fidelity Series Real Estate Equity Fund	17,075,429	1,751,650	2,031,757	148,800	16,451,994
Fidelity Series Real Estate Income Fund	10,970,564	1,025,127	1,129,574	275,557	11,212,327
Fidelity Series Small Cap Opportunities Fund	82,223,574	6,228,097	8,377,942	209,884	87,130,705
Total	$2,139,079,901	$169,867,570	$263,522,435	$6,875,717	$2,191,795,784

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $1,932,348,048) — See accompanying schedule		$2,191,795,784
Cash		608
Receivable for investments sold		5,017,431
Receivable for fund shares sold		2,230,445
Receivable from investment adviser for expense reductions		111
Total assets		2,199,044,379
Liabilities
Payable for investments purchased	$1,067,856
Payable for fund shares redeemed	6,180,667
Distribution and service plan fees payable	417,559
Total liabilities		7,666,082
Net Assets		$2,191,378,297
Net Assets consist of:
Paid in capital		$1,932,818,963
Undistributed net investment income		4,413,360
Accumulated undistributed net realized gain (loss) on investments		(5,301,762)
Net unrealized appreciation (depreciation) on investments		259,447,736
Net Assets		$2,191,378,297
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,122,360,067 ÷ 87,604,168 shares)		$12.81
Maximum offering price per share (100/94.25 of $12.81)		$13.59
Class T:
Net Asset Value and redemption price per share ($328,547,083 ÷ 25,854,091 shares)		$12.71
Maximum offering price per share (100/96.50 of $12.71)		$13.17
Class C:
Net Asset Value and offering price per share ($57,853,257 ÷ 4,621,885 shares)(a)		$12.52
Class I:
Net Asset Value, offering price and redemption price per share ($682,617,722 ÷ 52,884,621 shares)		$12.91

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$6,875,717
Expenses
Distribution and service plan fees	$2,462,357
Independent trustees' fees and expenses	4,855
Total expenses before reductions	2,467,212
Expense reductions	(4,855)	2,462,357
Net investment income (loss)		4,413,360
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	4,418,134
Capital gain distributions from underlying funds	1,211,493
Total net realized gain (loss)		5,629,627
Change in net unrealized appreciation (depreciation) on underlying funds		141,952,603
Net gain (loss)		147,582,230
Net increase (decrease) in net assets resulting from operations		$151,995,590

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,413,360	$29,052,732
Net realized gain (loss)	5,629,627	94,086,174
Change in net unrealized appreciation (depreciation)	141,952,603	(211,289,701)
Net increase (decrease) in net assets resulting from operations	151,995,590	(88,150,795)
Distributions to shareholders from net investment income	–	(29,643,292)
Distributions to shareholders from net realized gain	(73,158,576)	(81,803,583)
Total distributions	(73,158,576)	(111,446,875)
Share transactions - net increase (decrease)	(26,141,496)	(55,427,155)
Total increase (decrease) in net assets	52,695,518	(255,024,825)
Net Assets
Beginning of period	2,138,682,779	2,393,707,604
End of period	$2,191,378,297	$2,138,682,779
Other Information
Undistributed net investment income end of period	$4,413,360	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2035 Fund Class A

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.37	$13.51	$13.54	$12.74	$11.80	$12.11
Income from Investment Operations
Net investment income (loss)A	.02	.16	.19	.15	.18	.16
Net realized and unrealized gain (loss)	.84	(.66)	.71	1.59	.97	(.13)
Total from investment operations	.86	(.50)	.90	1.74	1.15	.03
Distributions from net investment income	–	(.17)	(.19)	(.15)	(.18)	(.15)
Distributions from net realized gain	(.42)	(.47)	(.73)	(.79)	(.04)	(.19)
Total distributions	(.42)	(.64)	(.93)B	(.94)	(.21)C	(.34)
Net asset value, end of period	$12.81	$12.37	$13.51	$13.54	$12.74	$11.80
Total ReturnD,E,F	7.23%	(3.92)%	6.81%	14.15%	9.89%	.47%
Ratios to Average Net AssetsG,H
Expenses before reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.38%I	1.28%	1.36%	1.13%	1.54%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$1,122,360	$1,094,459	$1,313,452	$1,348,500	$1,258,797	$1,057,102
Portfolio turnover rateG	16%I	22%	25%	48%	25%	13%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.93 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.733 per share.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.036 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2035 Fund Class T

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.29	$13.42	$13.46	$12.68	$11.74	$12.05
Income from Investment Operations
Net investment income (loss)A	.01	.13	.15	.11	.15	.13
Net realized and unrealized gain (loss)	.83	(.65)	.71	1.58	.97	(.13)
Total from investment operations	.84	(.52)	.86	1.69	1.12	–
Distributions from net investment income	–	(.14)	(.16)	(.12)	(.15)	(.12)
Distributions from net realized gain	(.42)	(.46)	(.73)	(.79)	(.04)	(.19)
Total distributions	(.42)	(.61)B	(.90)C	(.91)	(.18)D	(.31)
Net asset value, end of period	$12.71	$12.29	$13.42	$13.46	$12.68	$11.74
Total ReturnE,F,G	7.12%	(4.08)%	6.52%	13.81%	9.69%	.19%
Ratios to Average Net AssetsH,I
Expenses before reductions	.50%J	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%J	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%J	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.13%J	1.03%	1.11%	.88%	1.29%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$328,547	$299,952	$303,711	$276,113	$216,701	$166,843
Portfolio turnover rateH	16%J	22%	25%	48%	25%	13%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.61 per share is comprised of distributions from net investment income of $.143 and distributions from net realized gain of $.464 per share.

 C Total distributions of $.90 per share is comprised of distributions from net investment income of $.162 and distributions from net realized gain of $.733 per share.

 D Total distributions of $.18 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.036 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2035 Fund Class C

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.14	$13.27	$13.32	$12.56	$11.65	$11.96
Income from Investment Operations
Net investment income (loss)A	(.02)	.07	.08	.05	.09	.07
Net realized and unrealized gain (loss)	.82	(.65)	.70	1.56	.95	(.13)
Total from investment operations	.80	(.58)	.78	1.61	1.04	(.06)
Distributions from net investment income	–	(.10)	(.11)	(.07)	(.10)	(.08)
Distributions from net realized gain	(.42)	(.45)	(.72)	(.78)	(.04)	(.18)
Total distributions	(.42)	(.55)	(.83)	(.85)	(.13)B	(.25)C
Net asset value, end of period	$12.52	$12.14	$13.27	$13.32	$12.56	$11.65
Total ReturnD,E,F	6.87%	(4.58)%	6.01%	13.27%	9.04%	(.29)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.00%I	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%I	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%I	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.37)%I	.53%	.61%	.38%	.79%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$57,853	$54,813	$56,318	$51,931	$43,447	$38,614
Portfolio turnover rateG	16%I	22%	25%	48%	25%	13%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.13 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.036 per share.

 C Total distributions of $.25 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.176 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2035 Fund Class I

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.45	$13.59	$13.61	$12.80	$11.86	$12.17
Income from Investment Operations
Net investment income (loss)A	.04	.20	.22	.18	.21	.19
Net realized and unrealized gain (loss)	.84	(.67)	.72	1.60	.97	(.14)
Total from investment operations	.88	(.47)	.94	1.78	1.18	.05
Distributions from net investment income	–	(.20)	(.23)	(.18)	(.20)	(.17)
Distributions from net realized gain	(.42)	(.47)	(.73)	(.79)	(.04)	(.19)
Total distributions	(.42)	(.67)	(.96)	(.97)	(.24)	(.36)
Net asset value, end of period	$12.91	$12.45	$13.59	$13.61	$12.80	$11.86
Total ReturnB,C	7.35%	(3.63)%	7.11%	14.44%	10.10%	.71%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	-%G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%G	-%	-%	-%	-%	-%
Expenses net of all reductions	-%G	-%	-%	-%	-%	-%
Net investment income (loss)	.63%G	1.53%	1.61%	1.38%	1.79%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$682,618	$684,976	$710,667	$695,092	$547,049	$360,580
Portfolio turnover rateD	16%G	22%	25%	48%	25%	13%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Advisor Series Equity-Income Fund	11.8	11.5
Fidelity Series Emerging Markets Fund	10.0	9.4
Fidelity Series International Value Fund	9.3	8.9
Fidelity Series International Growth Fund	9.2	9.0
Fidelity Advisor Series Growth & Income Fund	8.2	7.9
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.9	7.7
Fidelity Advisor Series Equity Growth Fund	6.6	6.4
Fidelity Advisor Series Opportunistic Insights Fund	6.1	5.9
Fidelity Series All-Sector Equity Fund	4.7	7.6
Fidelity Advisor Series Growth Opportunities Fund	4.3	4.2
	78.1	78.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	63.9%
International Equity Funds	30.6%
Bond Funds	5.5%

Six months ago
Domestic Equity Funds	65.1%
International Equity Funds	29.4%
Bond Funds	5.4%
Short-Term Funds	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2040 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.9%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	11,578,459	$132,689,143
Fidelity Advisor Series Equity-Income Fund (a)	19,287,318	238,391,255
Fidelity Advisor Series Growth & Income Fund (a)	12,492,103	165,395,447
Fidelity Advisor Series Growth Opportunities Fund (a)	8,047,444	87,556,190
Fidelity Advisor Series Opportunistic Insights Fund (a)	8,085,618	123,952,517
Fidelity Advisor Series Small Cap Fund (a)	6,266,403	66,423,868
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	13,313,239	158,826,938
Fidelity Series 100 Index Fund (a)	4,779,585	68,252,470
Fidelity Series 1000 Value Index Fund (a)	2,264,240	25,291,561
Fidelity Series All-Sector Equity Fund (a)	6,995,626	93,951,261
Fidelity Series Commodity Strategy Fund (a)(b)	6,297,428	33,313,392
Fidelity Series Real Estate Equity Fund (a)	1,101,117	15,162,377
Fidelity Series Small Cap Opportunities Fund (a)	6,105,910	80,292,710
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,115,607,414)		1,289,499,129

International Equity Funds - 30.6%
Fidelity Series Emerging Markets Fund (a)	12,008,561	201,984,002
Fidelity Series International Growth Fund (a)	13,336,267	186,707,737
Fidelity Series International Small Cap Fund (a)	2,754,906	42,893,888
Fidelity Series International Value Fund (a)	19,772,906	187,447,145
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $547,736,629)		619,032,772

Bond Funds - 5.5%
Fidelity Series Emerging Markets Debt Fund (a)	1,314,395	13,617,134
Fidelity Series Floating Rate High Income Fund (a)	540,176	5,088,461
Fidelity Series High Income Fund (a)	6,505,454	60,891,051
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,060,052	10,674,726
Fidelity Series Investment Grade Bond Fund (a)	839,039	9,732,856
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,107	10,678
Fidelity Series Real Estate Income Fund (a)	921,483	10,339,042
TOTAL BOND FUNDS
(Cost $112,157,437)		110,353,948

Short-Term Funds - 0.0%
Fidelity Advisor Series Short-Term Credit Fund (a)	33,145	332,771
Fidelity Series Government Money Market Fund 0.29% (a)(c)	605,514	605,514
TOTAL SHORT-TERM FUNDS
(Cost $935,725)		938,285
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,776,437,205)		2,019,824,134
NET OTHER ASSETS (LIABILITIES) - 0.0%		(400,118)
NET ASSETS - 100%		$2,019,424,016

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$125,636,822	$11,412,385	$13,074,545	-	$132,689,143
Fidelity Advisor Series Equity-Income Fund	226,721,793	20,663,498	25,702,573	2,183,919	238,391,255
Fidelity Advisor Series Growth & Income Fund	156,637,067	12,200,190	15,386,542	1,258,833	165,395,447
Fidelity Advisor Series Growth Opportunities Fund	82,751,267	7,006,018	7,026,285	-	87,556,190
Fidelity Advisor Series Opportunistic Insights Fund	116,603,988	11,873,034	11,730,213	-	123,952,517
Fidelity Advisor Series Short-Term Credit Fund	343,943	26,238	38,783	1,776	332,771
Fidelity Advisor Series Small Cap Fund	62,710,603	6,207,299	5,651,996	-	66,423,868
Fidelity Advisor Series Stock Selector Large Cap Value Fund	150,765,280	14,689,682	16,503,716	-	158,826,938
Fidelity Investments Money Market Portfolio Institutional Class 0.59%	637,976	4,044	642,020	293	-
Fidelity Series 100 Index Fund	68,412,543	2,749,306	7,002,561	-	68,252,470
Fidelity Series 1000 Value Index Fund	25,108,173	924,083	2,713,817	-	25,291,561
Fidelity Series All-Sector Equity Fund	150,620,273	4,608,348	70,982,159	-	93,951,261
Fidelity Series Commodity Strategy Fund	24,782,917	8,887,351	2,336,291	-	33,313,392
Fidelity Series Emerging Markets Debt Fund	12,674,931	793,954	998,064	362,004	13,617,134
Fidelity Series Emerging Markets Fund	184,469,900	8,006,995	13,959,833	-	201,984,002
Fidelity Series Floating Rate High Income Fund	4,976,765	288,857	418,627	110,212	5,088,461
Fidelity Series Government Money Market Fund 0.29%	-	646,664	41,150	579	605,514
Fidelity Series High Income Fund	59,336,074	1,767,365	4,827,270	1,691,151	60,891,051
Fidelity Series Inflation-Protected Bond Index Fund	9,869,433	1,414,464	793,019	4,248	10,674,726
Fidelity Series International Growth Fund	177,401,409	14,885,037	14,681,911	-	186,707,737
Fidelity Series International Small Cap Fund	41,596,824	4,091,068	4,415,204	-	42,893,888
Fidelity Series International Value Fund	176,107,756	20,000,925	15,767,671	-	187,447,145
Fidelity Series Investment Grade Bond Fund	9,855,886	1,179,650	1,565,368	122,384	9,732,856
Fidelity Series Long-Term Treasury Bond Index Fund	-	12,018	951	47	10,678
Fidelity Series Real Estate Equity Fund	15,721,138	1,670,300	1,914,880	136,359	15,162,377
Fidelity Series Real Estate Income Fund	10,107,601	974,947	1,062,236	252,699	10,339,042
Fidelity Series Small Cap Opportunities Fund	75,681,434	5,971,717	7,840,671	192,615	80,292,710
Total	$1,969,531,796	$162,955,437	$247,078,356	$6,317,119	$2,019,824,134

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $1,776,437,205) — See accompanying schedule		$2,019,824,134
Cash		6
Receivable for investments sold		6,090,526
Receivable for fund shares sold		11,553,297
Receivable from investment adviser for expense reductions		25
Total assets		2,037,467,988
Liabilities
Payable for investments purchased	$10,433,911
Payable for fund shares redeemed	7,207,093
Distribution and service plan fees payable	402,968
Total liabilities		18,043,972
Net Assets		$2,019,424,016
Net Assets consist of:
Paid in capital		$1,775,791,766
Undistributed net investment income		3,914,175
Accumulated undistributed net realized gain (loss) on investments		(3,668,854)
Net unrealized appreciation (depreciation) on investments		243,386,929
Net Assets		$2,019,424,016
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($976,632,012 ÷ 71,185,071 shares)		$13.72
Maximum offering price per share (100/94.25 of $13.72)		$14.56
Class T:
Net Asset Value and redemption price per share ($335,314,602 ÷ 24,541,707 shares)		$13.66
Maximum offering price per share (100/96.50 of $13.66)		$14.16
Class C:
Net Asset Value and offering price per share ($77,333,880 ÷ 5,758,396 shares)(a)		$13.43
Class I:
Net Asset Value, offering price and redemption price per share ($630,143,522 ÷ 45,632,872 shares)		$13.81

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$6,317,119
Expenses
Distribution and service plan fees	$2,389,045
Independent trustees' fees and expenses	4,460
Total expenses before reductions	2,393,505
Expense reductions	(4,460)	2,389,045
Net investment income (loss)		3,928,074
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	4,659,397
Capital gain distributions from underlying funds	1,110,404
Total net realized gain (loss)		5,769,801
Change in net unrealized appreciation (depreciation) on underlying funds		129,755,851
Net gain (loss)		135,525,652
Net increase (decrease) in net assets resulting from operations		$139,453,726

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,928,074	$26,685,727
Net realized gain (loss)	5,769,801	89,965,972
Change in net unrealized appreciation (depreciation)	129,755,851	(198,753,543)
Net increase (decrease) in net assets resulting from operations	139,453,726	(82,101,844)
Distributions to shareholders from net investment income	(144,081)	(27,258,668)
Distributions to shareholders from net realized gain	(67,260,562)	(81,269,199)
Total distributions	(67,404,643)	(108,527,867)
Share transactions - net increase (decrease)	(21,770,098)	(104,582,015)
Total increase (decrease) in net assets	50,278,985	(295,211,726)
Net Assets
Beginning of period	1,969,145,031	2,264,356,757
End of period	$2,019,424,016	$1,969,145,031
Other Information
Undistributed net investment income end of period	$3,914,175	$130,182

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2040 Fund Class A

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.25	$14.49	$14.51	$13.61	$12.60	$12.95
Income from Investment Operations
Net investment income (loss)A	.03	.17	.20	.15	.19	.17
Net realized and unrealized gain (loss)	.89	(.69)	.76	1.74	1.05	(.15)
Total from investment operations	.92	(.52)	.96	1.89	1.24	.02
Distributions from net investment income	–	(.18)	(.21)	(.16)	(.19)	(.16)
Distributions from net realized gain	(.45)	(.54)	(.77)	(.83)	(.04)	(.21)
Total distributions	(.45)	(.72)	(.98)	(.99)	(.23)	(.37)
Net asset value, end of period	$13.72	$13.25	$14.49	$14.51	$13.61	$12.60
Total ReturnB,C,D	7.21%	(3.82)%	6.76%	14.37%	9.94%	.38%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.38%G	1.27%	1.35%	1.10%	1.53%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$976,632	$950,816	$1,154,277	$1,195,641	$1,133,722	$967,348
Portfolio turnover rateE	16%G	21%	24%	47%	26%	14%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2040 Fund Class T

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.21	$14.45	$14.47	$13.58	$12.57	$12.92
Income from Investment Operations
Net investment income (loss)A	.01	.14	.16	.12	.16	.14
Net realized and unrealized gain (loss)	.89	(.70)	.76	1.73	1.04	(.16)
Total from investment operations	.90	(.56)	.92	1.85	1.20	(.02)
Distributions from net investment income	–	(.15)	(.17)	(.13)	(.16)	(.13)
Distributions from net realized gain	(.45)	(.53)	(.77)	(.83)	(.04)	(.21)
Total distributions	(.45)	(.68)	(.94)	(.96)	(.19)B	(.33)C
Net asset value, end of period	$13.66	$13.21	$14.45	$14.47	$13.58	$12.57
Total ReturnD,E,F	7.06%	(4.07)%	6.51%	14.06%	9.69%	.12%
Ratios to Average Net AssetsG,H
Expenses before reductions	.50%I	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%I	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%I	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.13%I	1.02%	1.10%	.85%	1.28%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$335,315	$310,107	$333,069	$341,608	$288,886	$262,944
Portfolio turnover rateG	16%I	21%	24%	47%	26%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.19 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.037 per share.

 C Total distributions of $.33 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.207 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2040 Fund Class C

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.02	$14.27	$14.30	$13.43	$12.45	$12.80
Income from Investment Operations
Net investment income (loss)A	(.02)	.07	.09	.05	.10	.08
Net realized and unrealized gain (loss)	.88	(.70)	.75	1.71	1.02	(.15)
Total from investment operations	.86	(.63)	.84	1.76	1.12	(.07)
Distributions from net investment income	–	(.10)	(.12)	(.07)	(.11)	(.08)
Distributions from net realized gain	(.45)	(.52)	(.75)	(.82)	(.04)	(.20)
Total distributions	(.45)	(.62)	(.87)	(.89)	(.14)B	(.28)
Net asset value, end of period	$13.43	$13.02	$14.27	$14.30	$13.43	$12.45
Total ReturnC,D,E	6.85%	(4.63)%	6.01%	13.57%	9.09%	(.35)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.37)%H	.52%	.60%	.35%	.78%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$77,334	$73,036	$77,130	$72,247	$62,893	$56,910
Portfolio turnover rateF	16%H	21%	24%	47%	26%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.14 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.037 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2040 Fund Class I

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.32	$14.57	$14.59	$13.67	$12.65	$13.00
Income from Investment Operations
Net investment income (loss)A	.04	.21	.23	.19	.23	.20
Net realized and unrealized gain (loss)	.91	(.71)	.76	1.75	1.05	(.16)
Total from investment operations	.95	(.50)	.99	1.94	1.28	.04
Distributions from net investment income	–B	(.22)	(.24)	(.19)	(.22)	(.19)
Distributions from net realized gain	(.46)	(.54)	(.77)	(.83)	(.04)	(.21)
Total distributions	(.46)	(.75)C	(1.01)	(1.02)	(.26)	(.39)D
Net asset value, end of period	$13.81	$13.32	$14.57	$14.59	$13.67	$12.65
Total ReturnE,F	7.40%	(3.62)%	6.99%	14.73%	10.24%	.61%
Ratios to Average Net AssetsG,H
Expenses before reductionsB	-%I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%I	-%	-%	-%	-%	-%
Expenses net of all reductions	-%I	-%	-%	-%	-%	-%
Net investment income (loss)	.63%I	1.52%	1.60%	1.35%	1.78%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$630,144	$629,599	$688,278	$664,689	$508,363	$352,751
Portfolio turnover rateG	16%I	21%	24%	47%	26%	14%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.75 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.535 per share.

 D Total distributions of $.39 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.207 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Advisor Series Equity-Income Fund	11.8	11.5
Fidelity Series Emerging Markets Fund	10.0	9.4
Fidelity Series International Value Fund	9.3	8.9
Fidelity Series International Growth Fund	9.3	9.0
Fidelity Advisor Series Growth & Income Fund	8.2	7.9
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.9	7.7
Fidelity Advisor Series Equity Growth Fund	6.6	6.4
Fidelity Advisor Series Opportunistic Insights Fund	6.1	5.9
Fidelity Series All-Sector Equity Fund	4.6	7.6
Fidelity Advisor Series Growth Opportunities Fund	4.3	4.2
	78.1	78.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	63.9%
International Equity Funds	30.7%
Bond Funds	5.4%

Six months ago
Domestic Equity Funds	65.1%
International Equity Funds	29.4%
Bond Funds	5.4%
Short-Term Funds	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2045 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.9%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	6,647,222	$76,177,161
Fidelity Advisor Series Equity-Income Fund (a)	11,076,098	136,900,576
Fidelity Advisor Series Growth & Income Fund (a)	7,173,796	94,981,059
Fidelity Advisor Series Growth Opportunities Fund (a)	4,619,654	50,261,840
Fidelity Advisor Series Opportunistic Insights Fund (a)	4,643,000	71,177,188
Fidelity Advisor Series Small Cap Fund (a)	3,598,600	38,145,160
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	7,645,284	91,208,234
Fidelity Series 100 Index Fund (a)	2,744,773	39,195,361
Fidelity Series 1000 Value Index Fund (a)	1,300,398	14,525,441
Fidelity Series All-Sector Equity Fund (a)	4,016,037	53,935,380
Fidelity Series Commodity Strategy Fund (a)(b)	3,668,482	19,406,269
Fidelity Series Real Estate Equity Fund (a)	633,856	8,728,197
Fidelity Series Small Cap Opportunities Fund (a)	3,506,206	46,106,609
TOTAL DOMESTIC EQUITY FUNDS
(Cost $645,472,419)		740,748,475

International Equity Funds - 30.7%
Fidelity Series Emerging Markets Fund (a)	6,903,888	116,123,392
Fidelity Series International Growth Fund (a)	7,657,781	107,208,941
Fidelity Series International Small Cap Fund (a)	1,581,923	24,630,546
Fidelity Series International Value Fund (a)	11,353,974	107,635,673
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $322,003,395)		355,598,552

Bond Funds - 5.4%
Fidelity Series Emerging Markets Debt Fund (a)	752,273	7,793,543
Fidelity Series Floating Rate High Income Fund (a)	310,170	2,921,800
Fidelity Series High Income Fund (a)	3,651,188	34,175,119
Fidelity Series Inflation-Protected Bond Index Fund (a)	648,838	6,533,801
Fidelity Series Investment Grade Bond Fund (a)	483,138	5,604,398
Fidelity Series Long-Term Treasury Bond Index Fund (a)	660	6,371
Fidelity Series Real Estate Income Fund (a)	526,387	5,906,057
TOTAL BOND FUNDS
(Cost $63,514,971)		62,941,089

Short-Term Funds - 0.0%
Fidelity Advisor Series Short-Term Credit Fund (a)	19,103	191,798
Fidelity Series Government Money Market Fund 0.29% (a)(c)	349,988	349,988
TOTAL SHORT-TERM FUNDS
(Cost $540,297)		541,786
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,031,531,082)		1,159,829,902
NET OTHER ASSETS (LIABILITIES) - 0.0%		(209,657)
NET ASSETS - 100%		$1,159,620,245
Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$70,529,106	$7,734,661	$7,075,794	-	$76,177,161
Fidelity Advisor Series Equity-Income Fund	127,274,993	13,824,417	13,752,616	1,240,467	136,900,576
Fidelity Advisor Series Growth & Income Fund	87,931,477	8,469,620	8,259,087	715,477	94,981,059
Fidelity Advisor Series Growth Opportunities Fund	46,454,280	4,791,269	3,750,772	-	50,261,840
Fidelity Advisor Series Opportunistic Insights Fund	65,458,404	7,914,600	6,325,012	-	71,177,188
Fidelity Advisor Series Short-Term Credit Fund	191,797	20,402	21,183	1,014	191,798
Fidelity Advisor Series Small Cap Fund	35,204,033	4,171,721	3,044,074	-	38,145,160
Fidelity Advisor Series Stock Selector Large Cap Value Fund	84,635,390	9,741,741	8,804,992	-	91,208,234
Fidelity Investments Money Market Portfolio Institutional Class 0.59%	359,444	3,265	362,709	167	-
Fidelity Series 100 Index Fund	38,406,456	2,235,388	3,787,454	-	39,195,361
Fidelity Series 1000 Value Index Fund	14,095,055	768,194	1,463,116	-	14,525,441
Fidelity Series All-Sector Equity Fund	84,552,674	3,762,889	39,928,796	-	53,935,380
Fidelity Series Commodity Strategy Fund	13,989,987	5,548,755	1,269,701	-	19,406,269
Fidelity Series Emerging Markets Debt Fund	7,108,174	566,932	534,051	206,173	7,793,543
Fidelity Series Emerging Markets Fund	103,631,453	6,806,456	7,812,728	-	116,123,392
Fidelity Series Floating Rate High Income Fund	2,790,663	212,015	218,033	62,874	2,921,800
Fidelity Series Government Money Market Fund 0.29%	-	372,649	22,660	332	349,988
Fidelity Series High Income Fund	33,096,448	986,344	2,497,858	948,969	34,175,119
Fidelity Series Inflation-Protected Bond Index Fund	5,540,326	1,318,392	430,726	2,451	6,533,801
Fidelity Series International Growth Fund	99,675,360	10,212,519	7,891,710	-	107,208,941
Fidelity Series International Small Cap Fund	23,364,477	2,766,187	2,440,711	-	24,630,546
Fidelity Series International Value Fund	98,848,932	13,198,300	8,500,210	-	107,635,673
Fidelity Series Investment Grade Bond Fund	5,532,670	767,538	845,347	69,885	5,604,398
Fidelity Series Long-Term Treasury Bond Index Fund	-	7,221	626	28	6,371
Fidelity Series Real Estate Equity Fund	8,825,852	1,128,702	1,042,511	78,214	8,728,197
Fidelity Series Real Estate Income Fund	5,654,015	646,031	574,091	143,862	5,906,057
Fidelity Series Small Cap Opportunities Fund	42,485,373	4,148,179	4,240,810	110,867	46,106,609
Total	$1,105,636,839	$112,124,387	$134,897,378	$3,580,780	$1,159,829,902

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $1,031,531,082) — See accompanying schedule		$1,159,829,902
Cash		4
Receivable for investments sold		2,915,727
Receivable for fund shares sold		1,807,427
Receivable from investment adviser for expense reductions		49
Total assets		1,164,553,109
Liabilities
Payable for investments purchased	$891,884
Payable for fund shares redeemed	3,831,256
Distribution and service plan fees payable	209,724
Total liabilities		4,932,864
Net Assets		$1,159,620,245
Net Assets consist of:
Paid in capital		$1,034,585,532
Undistributed net investment income		2,354,853
Accumulated undistributed net realized gain (loss) on investments		(5,618,960)
Net unrealized appreciation (depreciation) on investments		128,298,820
Net Assets		$1,159,620,245
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($552,862,334 ÷ 52,176,651 shares)		$10.60
Maximum offering price per share (100/94.25 of $10.60)		$11.25
Class T:
Net Asset Value and redemption price per share ($178,729,058 ÷ 16,987,232 shares)		$10.52
Maximum offering price per share (100/96.50 of $10.52)		$10.90
Class C:
Net Asset Value and offering price per share ($25,354,276 ÷ 2,435,871 shares)(a)		$10.41
Class I:
Net Asset Value, offering price and redemption price per share ($402,674,577 ÷ 37,750,431 shares)		$10.67

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$3,580,780
Expenses
Distribution and service plan fees	$1,225,909
Independent trustees' fees and expenses	2,531
Total expenses before reductions	1,228,440
Expense reductions	(2,531)	1,225,909
Net investment income (loss)		2,354,871
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	1,274,123
Capital gain distributions from underlying funds	639,371
Total net realized gain (loss)		1,913,494
Change in net unrealized appreciation (depreciation) on underlying funds		75,691,922
Net gain (loss)		77,605,416
Net increase (decrease) in net assets resulting from operations		$79,960,287

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,354,871	$14,832,884
Net realized gain (loss)	1,913,494	46,390,041
Change in net unrealized appreciation (depreciation)	75,691,922	(104,373,890)
Net increase (decrease) in net assets resulting from operations	79,960,287	(43,150,965)
Distributions to shareholders from net investment income	(18)	(15,159,655)
Distributions to shareholders from net realized gain	(37,749,417)	(39,737,449)
Total distributions	(37,749,435)	(54,897,104)
Share transactions - net increase (decrease)	11,965,798	295,212
Total increase (decrease) in net assets	54,176,650	(97,752,857)
Net Assets
Beginning of period	1,105,443,595	1,203,196,452
End of period	$1,159,620,245	$1,105,443,595
Other Information
Undistributed net investment income end of period	$2,354,853	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2045 Fund Class A

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.23	$11.15	$11.31	$10.46	$9.79	$10.08
Income from Investment Operations
Net investment income (loss)A	.02	.13	.15	.12	.16	.13
Net realized and unrealized gain (loss)	.70	(.54)	.59	1.39	.81	(.14)
Total from investment operations	.72	(.41)	.74	1.51	.97	(.01)
Distributions from net investment income	–	(.14)	(.16)	(.12)	(.15)	(.12)
Distributions from net realized gain	(.35)	(.37)	(.74)	(.54)	(.15)	(.16)
Total distributions	(.35)	(.51)	(.90)	(.66)	(.30)	(.28)
Net asset value, end of period	$10.60	$10.23	$11.15	$11.31	$10.46	$9.79
Total ReturnB,C,D	7.27%	(3.85)%	6.80%	14.74%	10.21%	.12%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.38%G	1.27%	1.37%	1.12%	1.59%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$552,862	$531,510	$623,734	$612,735	$527,525	$403,850
Portfolio turnover rateE	20%G	26%	27%	46%	25%	11%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2045 Fund Class T

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.17	$11.09	$11.26	$10.42	$9.75	$10.04
Income from Investment Operations
Net investment income (loss)A	.01	.11	.13	.09	.13	.11
Net realized and unrealized gain (loss)	.69	(.54)	.57	1.39	.82	(.15)
Total from investment operations	.70	(.43)	.70	1.48	.95	(.04)
Distributions from net investment income	–B	(.12)	(.13)	(.10)	(.12)	(.10)
Distributions from net realized gain	(.35)	(.37)	(.74)	(.54)	(.15)	(.16)
Total distributions	(.35)	(.49)	(.87)	(.64)	(.28)C	(.25)D
Net asset value, end of period	$10.52	$10.17	$11.09	$11.26	$10.42	$9.75
Total ReturnE,F,G	7.11%	(4.10)%	6.50%	14.45%	10.02%	(.15)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.50%J	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%J	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%J	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.13%J	1.02%	1.12%	.87%	1.34%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$178,729	$158,557	$153,677	$128,619	$92,998	$62,438
Portfolio turnover rateH	20%J	26%	27%	46%	25%	11%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.28 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.153 per share.

 D Total distributions of $.25 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.155 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2045 Fund Class C

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.09	$11.01	$11.19	$10.36	$9.71	$10.00
Income from Investment Operations
Net investment income (loss)A	(.02)	.05	.07	.04	.08	.06
Net realized and unrealized gain (loss)	.69	(.53)	.57	1.38	.81	(.14)
Total from investment operations	.67	(.48)	.64	1.42	.89	(.08)
Distributions from net investment income	–	(.08)	(.09)	(.06)	(.09)	(.06)
Distributions from net realized gain	(.35)	(.36)	(.73)	(.53)	(.15)	(.15)
Total distributions	(.35)	(.44)	(.82)	(.59)	(.24)	(.21)
Net asset value, end of period	$10.41	$10.09	$11.01	$11.19	$10.36	$9.71
Total ReturnB,C,D	6.86%	(4.59)%	5.95%	13.95%	9.42%	(.62)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.37)%G	.53%	.62%	.37%	.84%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$25,354	$23,423	$22,493	$18,457	$13,415	$9,926
Portfolio turnover rateE	20%G	26%	27%	46%	25%	11%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2045 Fund Class I

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.28	$11.21	$11.37	$10.50	$9.83	$10.11
Income from Investment Operations
Net investment income (loss)A	.03	.16	.18	.15	.18	.16
Net realized and unrealized gain (loss)	.71	(.55)	.59	1.41	.81	(.14)
Total from investment operations	.74	(.39)	.77	1.56	.99	.02
Distributions from net investment income	–B	(.17)	(.19)	(.15)	(.17)	(.14)
Distributions from net realized gain	(.35)	(.37)	(.74)	(.54)	(.15)	(.16)
Total distributions	(.35)	(.54)	(.93)	(.69)	(.32)	(.30)
Net asset value, end of period	$10.67	$10.28	$11.21	$11.37	$10.50	$9.83
Total ReturnC,D	7.43%	(3.66)%	7.03%	15.14%	10.43%	.45%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	–%H	–%	–%	–%	–%	–%
Expenses net of fee waivers, if any	–%H	–%	–%	–%	–%	–%
Expenses net of all reductions	–%H	–%	–%	–%	–%	–%
Net investment income (loss)	.63%H	1.52%	1.62%	1.37%	1.84%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$402,675	$390,675	$400,667	$378,776	$269,633	$162,772
Portfolio turnover rateE	20%H	26%	27%	46%	25%	11%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Advisor Series Equity-Income Fund	11.8	11.5
Fidelity Series Emerging Markets Fund	10.0	9.4
Fidelity Series International Value Fund	9.3	9.0
Fidelity Series International Growth Fund	9.3	9.0
Fidelity Advisor Series Growth & Income Fund	8.2	7.9
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.9	7.7
Fidelity Advisor Series Equity Growth Fund	6.6	6.4
Fidelity Advisor Series Opportunistic Insights Fund	6.1	5.9
Fidelity Series All-Sector Equity Fund	4.6	7.6
Fidelity Advisor Series Growth Opportunities Fund	4.3	4.2
	78.1	78.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	63.9%
International Equity Funds	30.7%
Bond Funds	5.4%

Six months ago
Domestic Equity Funds	65.1%
International Equity Funds	29.5%
Bond Funds	5.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2050 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.9%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	5,110,916	$58,571,095
Fidelity Advisor Series Equity-Income Fund (a)	8,517,979	105,282,228
Fidelity Advisor Series Growth & Income Fund (a)	5,516,822	73,042,720
Fidelity Advisor Series Growth Opportunities Fund (a)	3,551,713	38,642,636
Fidelity Advisor Series Opportunistic Insights Fund (a)	3,569,909	54,726,710
Fidelity Advisor Series Small Cap Fund (a)	2,767,472	29,335,200
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	5,879,604	70,143,677
Fidelity Series 100 Index Fund (a)	2,110,847	30,142,888
Fidelity Series 1000 Value Index Fund (a)	1,000,153	11,171,711
Fidelity Series All-Sector Equity Fund (a)	3,087,673	41,467,451
Fidelity Series Commodity Strategy Fund (a)(b)	2,842,537	15,037,019
Fidelity Series Real Estate Equity Fund (a)	488,272	6,723,511
Fidelity Series Small Cap Opportunities Fund (a)	2,696,239	35,455,537
TOTAL DOMESTIC EQUITY FUNDS
(Cost $496,375,727)		569,742,383

International Equity Funds - 30.7%
Fidelity Series Emerging Markets Fund (a)	5,310,767	89,327,103
Fidelity Series International Growth Fund (a)	5,888,784	82,442,980
Fidelity Series International Small Cap Fund (a)	1,216,499	18,940,891
Fidelity Series International Value Fund (a)	8,731,184	82,771,625
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $247,238,502)		273,482,599

Bond Funds - 5.4%
Fidelity Series Emerging Markets Debt Fund (a)	578,852	5,996,906
Fidelity Series Floating Rate High Income Fund (a)	238,534	2,246,992
Fidelity Series High Income Fund (a)	2,780,179	26,022,479
Fidelity Series Inflation-Protected Bond Index Fund (a)	510,846	5,144,222
Fidelity Series Investment Grade Bond Fund (a)	372,152	4,316,957
Fidelity Series Long-Term Treasury Bond Index Fund (a)	529	5,103
Fidelity Series Real Estate Income Fund (a)	404,148	4,534,536
TOTAL BOND FUNDS
(Cost $48,935,830)		48,267,195

Short-Term Funds - 0.0%
Fidelity Advisor Series Short-Term Credit Fund (a)	14,623	146,811
Fidelity Series Government Money Market Fund 0.29% (a)(c)	269,549	269,549
TOTAL SHORT-TERM FUNDS
(Cost $415,217)		416,360
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $792,965,276)		891,908,537
NET OTHER ASSETS (LIABILITIES) - 0.0%		(161,396)
NET ASSETS - 100%		$891,747,141

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$53,444,997	$6,470,362	$5,161,649	-	$58,571,095
Fidelity Advisor Series Equity-Income Fund	96,445,139	11,426,361	9,899,271	945,778	105,282,228
Fidelity Advisor Series Growth & Income Fund	66,631,764	7,067,148	5,892,094	545,690	73,042,720
Fidelity Advisor Series Growth Opportunities Fund	35,201,691	3,991,363	2,667,939	-	38,642,636
Fidelity Advisor Series Opportunistic Insights Fund	49,602,389	6,569,552	4,605,154	-	54,726,710
Fidelity Advisor Series Short-Term Credit Fund	145,425	17,443	16,655	777	146,811
Fidelity Advisor Series Small Cap Fund	26,676,520	3,472,959	2,203,741	-	29,335,200
Fidelity Advisor Series Stock Selector Large Cap Value Fund	64,134,084	7,995,690	6,293,388	-	70,143,677
Fidelity Investments Money Market Portfolio Institutional Class 0.59%	272,285	3,162	275,447	127	-
Fidelity Series 100 Index Fund	29,102,345	1,992,678	2,742,470	-	30,142,888
Fidelity Series 1000 Value Index Fund	10,680,890	681,332	1,050,491	-	11,171,711
Fidelity Series All-Sector Equity Fund	64,061,708	3,424,822	30,262,225	-	41,467,451
Fidelity Series Commodity Strategy Fund	10,616,309	4,476,159	929,798	-	15,037,019
Fidelity Series Emerging Markets Debt Fund	5,382,582	481,740	366,493	157,783	5,996,906
Fidelity Series Emerging Markets Fund	78,542,100	6,138,743	5,709,723	-	89,327,103
Fidelity Series Floating Rate High Income Fund	2,114,129	184,395	156,250	48,147	2,246,992
Fidelity Series Government Money Market Fund 0.29%	-	286,497	16,947	255	269,549
Fidelity Series High Income Fund	25,037,460	752,865	1,734,702	721,142	26,022,479
Fidelity Series Inflation-Protected Bond Index Fund	4,198,268	1,164,009	299,758	1,888	5,144,222
Fidelity Series International Growth Fund	75,554,508	8,681,790	5,781,379	-	82,442,980
Fidelity Series International Small Cap Fund	17,708,115	2,261,806	1,752,906	-	18,940,891
Fidelity Series International Value Fund	74,902,889	10,896,356	6,160,222	-	82,771,625
Fidelity Series Investment Grade Bond Fund	4,192,443	627,003	616,751	53,517	4,316,957
Fidelity Series Long-Term Treasury Bond Index Fund	-	5,552	274	22	5,103
Fidelity Series Real Estate Equity Fund	6,697,352	925,127	755,096	60,067	6,723,511
Fidelity Series Real Estate Income Fund	4,275,417	532,701	410,565	110,201	4,534,536
Fidelity Series Small Cap Opportunities Fund	32,194,064	3,479,069	3,061,873	85,233	35,455,537
Total	$837,814,873	$94,006,684	$98,823,261	$2,730,627	$891,908,537

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $792,965,276) — See accompanying schedule		$891,908,537
Cash		1
Receivable for investments sold		3,257,577
Receivable for fund shares sold		1,604,060
Receivable from investment adviser for expense reductions		56
Total assets		896,770,231
Liabilities
Payable for investments purchased	$763,416
Payable for fund shares redeemed	4,098,194
Distribution and service plan fees payable	161,480
Total liabilities		5,023,090
Net Assets		$891,747,141
Net Assets consist of:
Paid in capital		$795,862,743
Undistributed net investment income		1,784,009
Accumulated undistributed net realized gain (loss) on investments		(4,842,872)
Net unrealized appreciation (depreciation) on investments		98,943,261
Net Assets		$891,747,141
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($384,341,203 ÷ 36,482,081 shares)		$10.54
Maximum offering price per share (100/94.25 of $10.54)		$11.18
Class T:
Net Asset Value and redemption price per share ($144,164,173 ÷ 13,754,389 shares)		$10.48
Maximum offering price per share (100/96.50 of $10.48)		$10.86
Class C:
Net Asset Value and offering price per share ($26,397,507 ÷ 2,543,919 shares)(a)		$10.38
Class I:
Net Asset Value, offering price and redemption price per share ($336,844,258 ÷ 31,769,552 shares)		$10.60

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$2,730,627
Expenses
Distribution and service plan fees	$942,045
Independent trustees' fees and expenses	1,931
Total expenses before reductions	943,976
Expense reductions	(1,931)	942,045
Net investment income (loss)		1,788,582
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	802,947
Capital gain distributions from underlying funds	492,076
Total net realized gain (loss)		1,295,023
Change in net unrealized appreciation (depreciation) on underlying funds		58,107,283
Net gain (loss)		59,402,306
Net increase (decrease) in net assets resulting from operations		$61,190,888

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,788,582	$11,027,016
Net realized gain (loss)	1,295,023	33,922,391
Change in net unrealized appreciation (depreciation)	58,107,283	(76,873,819)
Net increase (decrease) in net assets resulting from operations	61,190,888	(31,924,412)
Distributions to shareholders from net investment income	(97,227)	(11,232,904)
Distributions to shareholders from net realized gain	(28,132,566)	(28,452,580)
Total distributions	(28,229,793)	(39,685,484)
Share transactions - net increase (decrease)	21,118,530	36,112,151
Total increase (decrease) in net assets	54,079,625	(35,497,745)
Net Assets
Beginning of period	837,667,516	873,165,261
End of period	$891,747,141	$837,667,516
Other Information
Undistributed net investment income end of period	$1,784,009	$92,654

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2050 Fund Class A

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.16	$11.06	$11.24	$10.39	$9.61	$9.93
Income from Investment Operations
Net investment income (loss)A	.02	.13	.15	.12	.15	.12
Net realized and unrealized gain (loss)	.70	(.53)	.58	1.40	.82	(.17)
Total from investment operations	.72	(.40)	.73	1.52	.97	(.05)
Distributions from net investment income	–	(.14)	(.16)	(.12)	(.14)	(.11)
Distributions from net realized gain	(.34)	(.36)	(.76)	(.55)	(.05)	(.16)
Total distributions	(.34)	(.50)	(.91)B	(.67)	(.19)	(.27)
Net asset value, end of period	$10.54	$10.16	$11.06	$11.24	$10.39	$9.61
Total ReturnC,D,E	7.30%	(3.84)%	6.77%	14.91%	10.23%	(.22)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.38%H	1.28%	1.37%	1.10%	1.56%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$384,341	$363,199	$415,103	$401,589	$352,814	$280,478
Portfolio turnover rateF	22%H	24%	30%	47%	28%	12%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.91 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.755 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2050 Fund Class T

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.12	$11.02	$11.20	$10.36	$9.58	$9.90
Income from Investment Operations
Net investment income (loss)A	.01	.11	.12	.09	.13	.10
Net realized and unrealized gain (loss)	.68	(.54)	.58	1.39	.81	(.17)
Total from investment operations	.69	(.43)	.70	1.48	.94	(.07)
Distributions from net investment income	–	(.12)	(.13)	(.10)	(.12)	(.09)
Distributions from net realized gain	(.33)	(.36)	(.76)	(.55)	(.05)	(.16)
Total distributions	(.33)	(.47)B	(.88)C	(.64)D	(.16)E	(.25)
Net asset value, end of period	$10.48	$10.12	$11.02	$11.20	$10.36	$9.58
Total ReturnF,G,H	7.07%	(4.08)%	6.54%	14.61%	9.99%	(.48)%
Ratios to Average Net AssetsI,J
Expenses before reductions	.50%K	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%K	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%K	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.13%K	1.04%	1.12%	.85%	1.31%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$144,164	$127,842	$126,987	$115,391	$89,196	$64,512
Portfolio turnover rateI	22%K	24%	30%	47%	28%	12%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.47 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.355 per share.

 C Total distributions of $.88 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.755 per share.

 D Total distributions of $.64 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.546 per share.

 E Total distributions of $.16 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.046 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Amounts do not include the activity of the Underlying Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 K Annualized

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2050 Fund Class C

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.04	$10.95	$11.14	$10.31	$9.54	$9.87
Income from Investment Operations
Net investment income (loss)A	(.02)	.06	.07	.04	.08	.05
Net realized and unrealized gain (loss)	.69	(.55)	.57	1.38	.82	(.18)
Total from investment operations	.67	(.49)	.64	1.42	.90	(.13)
Distributions from net investment income	–	(.08)	(.09)	(.06)	(.08)	(.05)
Distributions from net realized gain	(.33)	(.34)	(.74)	(.54)	(.05)	(.15)
Total distributions	(.33)	(.42)	(.83)	(.59)B	(.13)	(.20)
Net asset value, end of period	$10.38	$10.04	$10.95	$11.14	$10.31	$9.54
Total ReturnC,D,E	6.92%	(4.67)%	6.01%	14.06%	9.53%	(1.08)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.37)%H	.54%	.63%	.35%	.81%	.57%
Supplemental Data
Net assets, end of period (000 omitted)	$26,398	$24,460	$24,652	$21,190	$16,188	$13,344
Portfolio turnover rateF	22%H	24%	30%	47%	28%	12%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.59 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.536 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2050 Fund Class I

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.22	$11.13	$11.30	$10.44	$9.65	$9.97
Income from Investment Operations
Net investment income (loss)A	.03	.16	.18	.15	.18	.15
Net realized and unrealized gain (loss)	.69	(.55)	.59	1.40	.82	(.18)
Total from investment operations	.72	(.39)	.77	1.55	1.00	(.03)
Distributions from net investment income	–B	(.16)	(.18)	(.15)	(.16)	(.13)
Distributions from net realized gain	(.34)	(.36)	(.76)	(.55)	(.05)	(.16)
Total distributions	(.34)	(.52)	(.94)	(.69)C	(.21)	(.29)
Net asset value, end of period	$10.60	$10.22	$11.13	$11.30	$10.44	$9.65
Total ReturnD,E	7.32%	(3.65)%	7.10%	15.20%	10.55%	.02%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	–%I	–%	–%	–%	–%	–%
Expenses net of fee waivers, if any	–%I	–%	–%	–%	–%	–%
Expenses net of all reductions	–%I	–%	–%	–%	–%	–%
Net investment income (loss)	.63%I	1.53%	1.62%	1.35%	1.81%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$336,844	$320,449	$303,017	$282,594	$202,208	$126,497
Portfolio turnover rateF	22%I	24%	30%	47%	28%	12%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.69 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.546 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amount represents less than .005%.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Advisor Series Equity-Income Fund	11.8	11.5
Fidelity Series Emerging Markets Fund	10.1	9.4
Fidelity Series International Value Fund	9.3	9.0
Fidelity Series International Growth Fund	9.2	9.0
Fidelity Advisor Series Growth & Income Fund	8.2	7.9
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.9	7.7
Fidelity Advisor Series Equity Growth Fund	6.6	6.4
Fidelity Advisor Series Opportunistic Insights Fund	6.1	5.9
Fidelity Series All-Sector Equity Fund	4.6	7.6
Fidelity Advisor Series Growth Opportunities Fund	4.3	4.2
	78.1	78.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	63.9%
International Equity Funds	30.7%
Bond Funds	5.3%
Short-Term Funds	0.1%

Six months ago
Domestic Equity Funds	65.1%
International Equity Funds	29.5%
Bond Funds	5.3%
Short-Term Funds	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2055 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.9%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	2,039,591	$23,373,710
Fidelity Advisor Series Equity-Income Fund (a)	3,403,438	42,066,490
Fidelity Advisor Series Growth & Income Fund (a)	2,202,860	29,165,866
Fidelity Advisor Series Growth Opportunities Fund (a)	1,416,892	15,415,788
Fidelity Advisor Series Opportunistic Insights Fund (a)	1,424,561	21,838,528
Fidelity Advisor Series Small Cap Fund (a)	1,105,724	11,720,679
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	2,349,407	28,028,427
Fidelity Series 100 Index Fund (a)	842,970	12,037,607
Fidelity Series 1000 Value Index Fund (a)	400,555	4,474,203
Fidelity Series All-Sector Equity Fund (a)	1,231,792	16,542,972
Fidelity Series Commodity Strategy Fund (a)(b)	1,166,964	6,173,241
Fidelity Series Real Estate Equity Fund (a)	195,553	2,692,763
Fidelity Series Small Cap Opportunities Fund (a)	1,076,551	14,156,644
TOTAL DOMESTIC EQUITY FUNDS
(Cost $215,583,101)		227,686,918

International Equity Funds - 30.7%
Fidelity Series Emerging Markets Fund (a)	2,128,525	35,801,793
Fidelity Series International Growth Fund (a)	2,352,937	32,941,120
Fidelity Series International Small Cap Fund (a)	487,227	7,586,117
Fidelity Series International Value Fund (a)	3,488,645	33,072,356
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $106,289,980)		109,401,386

Bond Funds - 5.3%
Fidelity Series Emerging Markets Debt Fund (a)	227,878	2,360,813
Fidelity Series Floating Rate High Income Fund (a)	95,222	896,995
Fidelity Series High Income Fund (a)	1,055,038	9,875,158
Fidelity Series Inflation-Protected Bond Index Fund (a)	213,338	2,148,309
Fidelity Series Investment Grade Bond Fund (a)	153,958	1,785,910
Fidelity Series Long-Term Treasury Bond Index Fund (a)	198	1,915
Fidelity Series Real Estate Income Fund (a)	158,752	1,781,200
TOTAL BOND FUNDS
(Cost $19,119,767)		18,850,300

Short-Term Funds - 0.1%
Fidelity Advisor Series Short-Term Credit Fund (a)	6,231	62,555
Fidelity Series Government Money Market Fund 0.29% (a)(c)	116,118	116,118
TOTAL SHORT-TERM FUNDS
(Cost $178,244)		178,673
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $341,171,092)		356,117,277
NET OTHER ASSETS (LIABILITIES) - 0.0%		(58,490)
NET ASSETS - 100%		$356,058,787

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$18,983,279	$4,368,373	$1,417,039	-	$23,373,710
Fidelity Advisor Series Equity-Income Fund	34,256,258	7,678,581	2,619,235	349,038	42,066,490
Fidelity Advisor Series Growth & Income Fund	23,666,811	5,011,528	1,493,121	201,786	29,165,866
Fidelity Advisor Series Growth Opportunities Fund	12,503,288	2,790,721	680,228	-	15,415,788
Fidelity Advisor Series Opportunistic Insights Fund	17,618,355	4,271,207	1,247,358	-	21,838,528
Fidelity Advisor Series Short-Term Credit Fund	51,731	16,048	5,448	295	62,555
Fidelity Advisor Series Small Cap Fund	9,475,256	2,290,414	571,197	-	11,720,679
Fidelity Advisor Series Stock Selector Large Cap Value Fund	22,779,744	5,271,055	1,631,306	-	28,028,427
Fidelity Investments Money Market Portfolio Institutional Class 0.59%	96,639	2,476	99,116	46	-
Fidelity Series 100 Index Fund	10,340,624	1,770,940	745,594	-	12,037,607
Fidelity Series 1000 Value Index Fund	3,793,767	640,749	281,113	-	4,474,203
Fidelity Series All-Sector Equity Fund	22,754,147	3,010,231	10,814,439	-	16,542,972
Fidelity Series Commodity Strategy Fund	3,820,342	2,326,014	304,447	-	6,173,241
Fidelity Series Emerging Markets Debt Fund	1,900,369	363,594	88,648	58,972	2,360,813
Fidelity Series Emerging Markets Fund	27,945,150	5,321,858	1,451,083	-	35,801,793
Fidelity Series Floating Rate High Income Fund	740,593	158,612	40,758	18,012	896,995
Fidelity Series Government Money Market Fund 0.29%	-	120,421	4,304	98	116,118
Fidelity Series High Income Fund	8,746,147	831,879	420,361	264,372	9,875,158
Fidelity Series Inflation-Protected Bond Index Fund	1,511,390	679,360	74,837	722	2,148,309
Fidelity Series International Growth Fund	26,892,210	6,016,982	1,470,201	-	32,941,120
Fidelity Series International Small Cap Fund	6,298,136	1,483,459	481,046	-	7,586,117
Fidelity Series International Value Fund	26,604,703	6,855,620	1,590,404	-	33,072,356
Fidelity Series Investment Grade Bond Fund	1,489,038	443,027	188,583	20,195	1,785,910
Fidelity Series Long-Term Treasury Bond Index Fund	-	2,366	387	9	1,915
Fidelity Series Real Estate Equity Fund	2,375,107	595,718	215,436	23,020	2,692,763
Fidelity Series Real Estate Income Fund	1,502,615	345,184	115,544	41,533	1,781,200
Fidelity Series Small Cap Opportunities Fund	11,434,991	2,449,570	807,229	33,854	14,156,644
Total	$297,580,690	$65,115,987	$28,858,462	$1,011,952	$356,117,277

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $341,171,092) — See accompanying schedule		$356,117,277
Cash		1
Receivable for investments sold		852,296
Receivable for fund shares sold		1,085,562
Receivable from investment adviser for expense reductions		69
Total assets		358,055,205
Liabilities
Payable for investments purchased	$325,839
Payable for fund shares redeemed	1,612,011
Distribution and service plan fees payable	58,568
Total liabilities		1,996,418
Net Assets		$356,058,787
Net Assets consist of:
Paid in capital		$343,562,567
Undistributed net investment income		686,754
Accumulated undistributed net realized gain (loss) on investments		(3,136,719)
Net unrealized appreciation (depreciation) on investments		14,946,185
Net Assets		$356,058,787
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($153,322,819 ÷ 13,376,803 shares)		$11.46
Maximum offering price per share (100/94.25 of $11.46)		$12.16
Class T:
Net Asset Value and redemption price per share ($50,750,324 ÷ 4,447,637 shares)		$11.41
Maximum offering price per share (100/96.50 of $11.41)		$11.82
Class C:
Net Asset Value and offering price per share ($7,449,935 ÷ 654,927 shares)(a)		$11.38
Class I:
Net Asset Value, offering price and redemption price per share ($144,535,709 ÷ 12,555,785 shares)		$11.51

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$1,011,952
Expenses
Distribution and service plan fees	$326,892
Independent trustees' fees and expenses	714
Total expenses before reductions	327,606
Expense reductions	(714)	326,892
Net investment income (loss)		685,060
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(521,805)
Capital gain distributions from underlying funds	192,844
Total net realized gain (loss)		(328,961)
Change in net unrealized appreciation (depreciation) on underlying funds		22,800,860
Net gain (loss)		22,471,899
Net increase (decrease) in net assets resulting from operations		$23,156,959

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$685,060	$3,577,745
Net realized gain (loss)	(328,961)	9,462,330
Change in net unrealized appreciation (depreciation)	22,800,860	(22,208,242)
Net increase (decrease) in net assets resulting from operations	23,156,959	(9,168,167)
Distributions to shareholders from net investment income	(34,665)	(3,628,682)
Distributions to shareholders from net realized gain	(9,286,482)	(6,838,260)
Total distributions	(9,321,147)	(10,466,942)
Share transactions - net increase (decrease)	44,690,055	76,117,748
Total increase (decrease) in net assets	58,525,867	56,482,639
Net Assets
Beginning of period	297,532,920	241,050,281
End of period	$356,058,787	$297,532,920
Other Information
Undistributed net investment income end of period	$686,754	$36,359

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2055 Fund Class A

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$11.02	$11.92	$11.71	$10.56	$9.75	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.15	.16	.12	.18	.11
Net realized and unrealized gain (loss)	.75	(.59)	.62	1.49	.83	(.11)
Total from investment operations	.77	(.44)	.78	1.61	1.01	–
Distributions from net investment income	–	(.14)	(.15)	(.11)	(.13)	(.11)
Distributions from net realized gain	(.33)	(.31)	(.42)	(.36)	(.07)	(.15)
Total distributions	(.33)	(.46)C	(.57)	(.46)D	(.20)	(.25)E
Net asset value, end of period	$11.46	$11.02	$11.92	$11.71	$10.56	$9.75
Total ReturnF,G,H	7.19%	(3.89)%	6.85%	15.45%	10.51%	.29%
Ratios to Average Net AssetsI,J
Expenses before reductions	.25%K	.25%	.25%	.25%	.25%	.25%K
Expenses net of fee waivers, if any	.25%K	.25%	.25%	.25%	.25%	.25%K
Expenses net of all reductions	.25%K	.25%	.25%	.25%	.25%	.25%K
Net investment income (loss)	.37%K	1.31%	1.39%	1.11%	1.82%	1.44%K
Supplemental Data
Net assets, end of period (000 omitted)	$153,323	$130,309	$115,666	$81,217	$32,476	$2,655
Portfolio turnover rateI	17%K	24%	29%	43%	29%	18%K

 A For the period June 1, 2011(commencement of operations) to March 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.46 per share is comprised of distributions from net investment income of $.141 and distributions from net realized gain of $.314 per share.

 D Total distributions of $.46 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.355 per share.

 E Total distributions of $.25 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.146 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Amounts do not include the activity of the Underlying Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 K Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2055 Fund Class T

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$10.98	$11.88	$11.68	$10.55	$9.75	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.12	.13	.10	.16	.09
Net realized and unrealized gain (loss)	.75	(.59)	.62	1.47	.82	(.10)
Total from investment operations	.76	(.47)	.75	1.57	.98	(.01)
Distributions from net investment income	–	(.12)	(.13)	(.09)	(.11)	(.09)
Distributions from net realized gain	(.33)	(.31)	(.42)	(.36)	(.07)	(.15)
Total distributions	(.33)	(.43)	(.55)	(.44)C	(.18)	(.24)
Net asset value, end of period	$11.41	$10.98	$11.88	$11.68	$10.55	$9.75
Total ReturnD,E,F	7.13%	(4.11)%	6.55%	15.07%	10.24%	.12%
Ratios to Average Net AssetsG,H
Expenses before reductions	.50%I	.50%	.50%	.50%	.50%	.50%I
Expenses net of fee waivers, if any	.50%I	.50%	.50%	.50%	.50%	.50%I
Expenses net of all reductions	.50%I	.50%	.50%	.50%	.50%	.50%I
Net investment income (loss)	.12%I	1.06%	1.14%	.86%	1.57%	1.19%I
Supplemental Data
Net assets, end of period (000 omitted)	$50,750	$41,956	$33,436	$19,134	$7,239	$1,444
Portfolio turnover rateG	17%I	24%	29%	43%	29%	18%I

 A For the period June 1, 2011(commencement of operations) to March 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.44 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.355 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2055 Fund Class C

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$10.98	$11.88	$11.69	$10.57	$9.74	$10.00
Income from Investment Operations
Net investment income (loss)B	(.02)	.06	.08	.04	.10	.05
Net realized and unrealized gain (loss)	.75	(.58)	.61	1.47	.83	(.10)
Total from investment operations	.73	(.52)	.69	1.51	.93	(.05)
Distributions from net investment income	–	(.08)	(.09)	(.05)	(.03)	(.06)
Distributions from net realized gain	(.33)	(.30)	(.41)	(.35)	(.07)	(.15)
Total distributions	(.33)	(.38)	(.50)	(.39)C	(.10)	(.21)
Net asset value, end of period	$11.38	$10.98	$11.88	$11.69	$10.57	$9.74
Total ReturnD,E,F	6.85%	(4.53)%	6.01%	14.46%	9.69%	(.27)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.00%I	1.00%	1.00%	1.00%	1.00%	1.00%I
Expenses net of fee waivers, if any	1.00%I	1.00%	1.00%	1.00%	1.00%	1.00%I
Expenses net of all reductions	1.00%I	1.00%	1.00%	1.00%	1.00%	1.00%I
Net investment income (loss)	(.38)%I	.56%	.65%	.36%	1.07%	.69%I
Supplemental Data
Net assets, end of period (000 omitted)	$7,450	$5,671	$4,180	$2,491	$1,094	$1,127
Portfolio turnover rateG	17%I	24%	29%	43%	29%	18%I

 A For the period June 1, 2011(commencement of operations) to March 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.39 per share is comprised of distributions from net investment income of $.048 and distributions from net realized gain of $.345 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2055 Fund Class I

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$11.06	$11.96	$11.74	$10.59	$9.76	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.18	.19	.15	.21	.13
Net realized and unrealized gain (loss)	.76	(.60)	.63	1.48	.83	(.11)
Total from investment operations	.79	(.42)	.82	1.63	1.04	.02
Distributions from net investment income	–C	(.17)	(.18)	(.13)	(.14)	(.12)
Distributions from net realized gain	(.33)	(.31)	(.42)	(.36)	(.07)	(.15)
Total distributions	(.34)D	(.48)	(.60)	(.48)E	(.21)	(.26)F
Net asset value, end of period	$11.51	$11.06	$11.96	$11.74	$10.59	$9.76
Total ReturnG,H	7.33%	(3.64)%	7.15%	15.61%	10.84%	.51%
Ratios to Average Net AssetsI,J
Expenses before reductionsK	–%L	–%	–%	–%	–%	–%L
Expenses net of fee waivers, if any	–%L	–%	–%	–%	–%	–%L
Expenses net of all reductions	–%L	–%	–%	–%	–%	–%L
Net investment income (loss)	.62%L	1.56%	1.64%	1.36%	2.07%	1.69%L
Supplemental Data
Net assets, end of period (000 omitted)	$144,536	$119,597	$87,769	$54,490	$18,438	$2,503
Portfolio turnover rateI	17%L	24%	29%	43%	29%	18%L

 A For the period June 1, 2011(commencement of operations) to March 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.34 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.332 per share.

 E Total distributions of $.48 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.355 per share.

 F Total distributions of $.26 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.146 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Amounts do not include the activity of the Underlying Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 K Amount represents less than .005%.

 L Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Advisor Series Equity-Income Fund	11.8	11.5
Fidelity Series Emerging Markets Fund	10.0	9.4
Fidelity Series International Value Fund	9.3	9.0
Fidelity Series International Growth Fund	9.3	9.0
Fidelity Advisor Series Growth & Income Fund	8.2	7.9
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.9	7.7
Fidelity Advisor Series Equity Growth Fund	6.6	6.4
Fidelity Advisor Series Opportunistic Insights Fund	6.1	5.9
Fidelity Series All-Sector Equity Fund	4.6	7.6
Fidelity Advisor Series Growth Opportunities Fund	4.3	4.2
	78.1	78.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	63.9%
International Equity Funds	30.7%
Bond Funds	5.3%
Short-Term Funds	0.1%

Six months ago
Domestic Equity Funds	65.1%
International Equity Funds	29.5%
Bond Funds	5.3%
Short-Term Funds	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2060 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.9%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	151,520	$1,736,421
Fidelity Advisor Series Equity-Income Fund (a)	253,295	3,130,728
Fidelity Advisor Series Growth & Income Fund (a)	163,841	2,169,257
Fidelity Advisor Series Growth Opportunities Fund (a)	105,197	1,144,542
Fidelity Advisor Series Opportunistic Insights Fund (a)	105,821	1,622,236
Fidelity Advisor Series Small Cap Fund (a)	82,288	872,253
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	174,867	2,086,158
Fidelity Series 100 Index Fund (a)	63,019	899,915
Fidelity Series 1000 Value Index Fund (a)	30,046	335,618
Fidelity Series All-Sector Equity Fund (a)	91,461	1,228,326
Fidelity Series Commodity Strategy Fund (a)(b)	85,698	453,343
Fidelity Series Real Estate Equity Fund (a)	14,482	199,419
Fidelity Series Small Cap Opportunities Fund (a)	80,071	1,052,936
TOTAL DOMESTIC EQUITY FUNDS
(Cost $16,189,665)		16,931,152

International Equity Funds - 30.7%
Fidelity Series Emerging Markets Fund (a)	158,165	2,660,339
Fidelity Series International Growth Fund (a)	174,972	2,449,601
Fidelity Series International Small Cap Fund (a)	36,126	562,484
Fidelity Series International Value Fund (a)	259,429	2,459,390
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $7,740,781)		8,131,814

Bond Funds - 5.3%
Fidelity Series Emerging Markets Debt Fund (a)	16,521	171,160
Fidelity Series Floating Rate High Income Fund (a)	7,050	66,413
Fidelity Series High Income Fund (a)	80,268	751,305
Fidelity Series Inflation-Protected Bond Index Fund (a)	15,890	160,008
Fidelity Series Investment Grade Bond Fund (a)	11,446	132,772
Fidelity Series Long-Term Treasury Bond Index Fund (a)	20	198
Fidelity Series Real Estate Income Fund (a)	11,428	128,223
TOTAL BOND FUNDS
(Cost $1,355,698)		1,410,079

Short-Term Funds - 0.1%
Fidelity Advisor Series Short-Term Credit Fund (a)	464	4,659
Fidelity Series Government Money Market Fund 0.29% (a)(c)	8,638	8,638
TOTAL SHORT-TERM FUNDS
(Cost $13,263)		13,297
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $25,299,407)		26,486,342
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,341)
NET ASSETS - 100%		$26,482,001

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$1,236,832	$670,184	$270,053	-	$1,736,421
Fidelity Advisor Series Equity-Income Fund	2,233,656	1,186,018	474,844	23,882	3,130,728
Fidelity Advisor Series Growth & Income Fund	1,541,962	803,359	309,961	13,846	2,169,257
Fidelity Advisor Series Growth Opportunities Fund	807,659	437,424	155,620	-	1,144,542
Fidelity Advisor Series Opportunistic Insights Fund	1,147,902	636,612	245,450	-	1,622,236
Fidelity Advisor Series Short-Term Credit Fund	3,366	2,142	865	20	4,659
Fidelity Advisor Series Small Cap Fund	617,346	337,554	118,551	-	872,253
Fidelity Advisor Series Stock Selector Large Cap Value Fund	1,484,173	796,778	303,347	-	2,086,158
Fidelity Investments Money Market Portfolio Institutional Class 0.59%	6,199	455	6,654	3	-
Fidelity Series 100 Index Fund	673,729	317,063	136,768	-	899,915
Fidelity Series 1000 Value Index Fund	248,923	118,488	53,542	-	335,618
Fidelity Series All-Sector Equity Fund	1,482,514	508,876	871,970	-	1,228,326
Fidelity Series Commodity Strategy Fund	249,174	240,489	56,959	-	453,343
Fidelity Series Emerging Markets Debt Fund	121,405	59,435	22,186	3,951	171,160
Fidelity Series Emerging Markets Fund	1,821,194	897,687	332,470	-	2,660,339
Fidelity Series Floating Rate High Income Fund	48,271	24,891	9,335	1,230	66,413
Fidelity Series Government Money Market Fund 0.29%	-	9,451	813	7	8,638
Fidelity Series High Income Fund	576,447	229,288	104,214	18,524	751,305
Fidelity Series Inflation-Protected Bond Index Fund	97,150	78,956	18,435	48	160,008
Fidelity Series International Growth Fund	1,749,667	946,279	348,366	-	2,449,601
Fidelity Series International Small Cap Fund	408,592	223,622	89,254	-	562,484
Fidelity Series International Value Fund	1,736,941	998,584	355,457	-	2,459,390
Fidelity Series Investment Grade Bond Fund	96,989	61,080	28,237	1,388	132,772
Fidelity Series Long-Term Treasury Bond Index Fund	-	211	8	1	198
Fidelity Series Real Estate Equity Fund	156,492	91,185	43,898	1,607	199,419
Fidelity Series Real Estate Income Fund	95,060	50,745	20,716	2,805	128,223
Fidelity Series Small Cap Opportunities Fund	746,776	387,655	155,817	2,521	1,052,936
Total	$19,388,419	$10,114,511	$4,533,790	$69,833	$26,486,342

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $25,299,407) — See accompanying schedule		$26,486,342
Receivable for investments sold		89,959
Receivable for fund shares sold		197,339
Receivable from investment adviser for expense reductions		14
Total assets		26,773,654
Liabilities
Payable for investments purchased	$24,250
Payable for fund shares redeemed	263,026
Distribution and service plan fees payable	4,377
Total liabilities		291,653
Net Assets		$26,482,001
Net Assets consist of:
Paid in capital		$25,713,367
Undistributed net investment income		45,361
Accumulated undistributed net realized gain (loss) on investments		(463,662)
Net unrealized appreciation (depreciation) on investments		1,186,935
Net Assets		$26,482,001
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($12,526,711 ÷ 1,238,649 shares)		$10.11
Maximum offering price per share (100/94.25 of $10.11)		$10.73
Class T:
Net Asset Value and redemption price per share ($3,093,435 ÷ 305,904 shares)		$10.11
Maximum offering price per share (100/96.50 of $10.11)		$10.48
Class C:
Net Asset Value and offering price per share ($732,544 ÷ 72,237 shares)(a)		$10.14
Class I:
Net Asset Value, offering price and redemption price per share ($10,129,311 ÷ 998,495 shares)		$10.14

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$69,833
Expenses
Distribution and service plan fees	$24,765
Independent trustees' fees and expenses	48
Total expenses before reductions	24,813
Expense reductions	(48)	24,765
Net investment income (loss)		45,068
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	30,499
Capital gain distributions from underlying funds	13,593
Total net realized gain (loss)		44,092
Change in net unrealized appreciation (depreciation) on underlying funds		1,486,698
Net gain (loss)		1,530,790
Net increase (decrease) in net assets resulting from operations		$1,575,858

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$45,068	$133,580
Net realized gain (loss)	44,092	8,148
Change in net unrealized appreciation (depreciation)	1,486,698	(331,013)
Net increase (decrease) in net assets resulting from operations	1,575,858	(189,285)
Distributions to shareholders from net investment income	(707)	(132,580)
Distributions to shareholders from net realized gain	(426,418)	(178,082)
Total distributions	(427,125)	(310,662)
Share transactions - net increase (decrease)	5,949,046	13,834,207
Total increase (decrease) in net assets	7,097,779	13,334,260
Net Assets
Beginning of period	19,384,222	6,049,962
End of period	$26,482,001	$19,384,222
Other Information
Undistributed net investment income end of period	$45,361	$1,000

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2060 Fund Class A

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015A
Selected Per–Share Data
Net asset value, beginning of period	$9.62	$10.34	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.12	.15
Net realized and unrealized gain (loss)	.66	(.51)	.37
Total from investment operations	.68	(.39)	.52
Distributions from net investment income	–	(.11)	(.10)
Distributions from net realized gain	(.19)	(.22)	(.08)
Total distributions	(.19)	(.33)	(.18)
Net asset value, end of period	$10.11	$9.62	$10.34
Total ReturnC,D,E	7.25%	(3.89)%	5.24%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%H	.25%	.25%H
Expenses net of fee waivers, if any	.25%H	.25%	.25%H
Expenses net of all reductions	.25%H	.25%	.25%H
Net investment income (loss)	.37%H	1.29%	2.24%H
Supplemental Data
Net assets, end of period (000 omitted)	$12,527	$9,058	$2,267
Portfolio turnover rateF	40%H	64%	47%H

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2060 Fund Class T

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015A
Selected Per–Share Data
Net asset value, beginning of period	$9.63	$10.33	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.10	.13
Net realized and unrealized gain (loss)	.66	(.51)	.38
Total from investment operations	.67	(.41)	.51
Distributions from net investment income	–	(.08)	(.09)
Distributions from net realized gain	(.19)	(.21)	(.08)
Total distributions	(.19)	(.29)	(.18)C
Net asset value, end of period	$10.11	$9.63	$10.33
Total ReturnD,E,F	7.07%	(4.09)%	5.07%
Ratios to Average Net AssetsG,H
Expenses before reductions	.50%I	.50%	.51%I,J
Expenses net of fee waivers, if any	.50%I	.50%	.51%I,J
Expenses net of all reductions	.50%I	.50%	.51%I,J
Net investment income (loss)	.12%I	1.04%	1.98%I
Supplemental Data
Net assets, end of period (000 omitted)	$3,093	$3,189	$2,062
Portfolio turnover rateG	40%I	64%	47%I

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.18 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.081 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2060 Fund Class C

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015A
Selected Per–Share Data
Net asset value, beginning of period	$9.68	$10.31	$10.00
Income from Investment Operations
Net investment income (loss)B	(.02)	.05	.10
Net realized and unrealized gain (loss)	.67	(.51)	.38
Total from investment operations	.65	(.46)	.48
Distributions from net investment income	–	–	(.08)
Distributions from net realized gain	(.19)	(.17)	(.08)
Total distributions	(.19)	(.17)	(.17)C
Net asset value, end of period	$10.14	$9.68	$10.31
Total ReturnD,E,F	6.82%	(4.60)%	4.77%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.00%I	.99%J	1.02%I,J
Expenses net of fee waivers, if any	1.00%I	.99%J	1.02%I,J
Expenses net of all reductions	1.00%I	.99%J	1.02%I,J
Net investment income (loss)	(.38)%I	.55%	1.47%I
Supplemental Data
Net assets, end of period (000 omitted)	$733	$1,292	$1,322
Portfolio turnover rateG	40%I	64%	47%I

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.17 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.081 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2060 Fund Class I

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015A
Selected Per–Share Data
Net asset value, beginning of period	$9.65	$10.35	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.15	.17
Net realized and unrealized gain (loss)	.66	(.50)	.37
Total from investment operations	.69	(.35)	.54
Distributions from net investment income	–C	(.12)	(.10)
Distributions from net realized gain	(.20)	(.23)	(.08)
Total distributions	(.20)	(.35)	(.19)D
Net asset value, end of period	$10.14	$9.65	$10.35
Total ReturnE,F	7.28%	(3.54)%	5.38%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	–%J	–%	–%J
Expenses net of fee waivers, if any	–%J	–%	–%J
Expenses net of all reductions	–%J	–%	–%J
Net investment income (loss)	.62%J	1.54%	2.49%J
Supplemental Data
Net assets, end of period (000 omitted)	$10,129	$5,845	$399
Portfolio turnover rateG	40%J	64%	47%J

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.19 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.081 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amount represents less than .005%.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended September 30, 2016

1. Organization.

Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund and Fidelity Advisor Freedom 2060 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Each Fund offers Class A, Class T, Class C, and Class I shares, each of which has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

After the close of business on June 24, 2016, each Fund's outstanding Class B shares were converted to Class A shares. Each Fund's current fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period April 1, 2016 through June 24, 2016.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Advisor Freedom Income	$221,853,495	$16,048,593	$(1,849,407)	$14,199,186
Advisor Freedom 2005	209,432,974	18,969,272	(1,865,632)	17,103,640
Advisor Freedom 2010	517,086,121	55,806,807	(4,904,020)	50,902,787
Advisor Freedom 2015	1,166,010,489	148,935,919	(11,007,960)	137,927,959
Advisor Freedom 2020	2,413,153,490	286,607,405	(23,945,864)	262,661,541
Advisor Freedom 2025	2,641,623,357	326,121,342	(28,050,910)	298,070,432
Advisor Freedom 2030	2,517,804,370	345,497,096	(32,005,413)	313,491,683
Advisor Freedom 2035	1,939,238,328	279,265,625	(26,708,169)	252,557,456
Advisor Freedom 2040	1,782,721,633	260,114,288	(23,011,787)	237,102,501
Advisor Freedom 2045	1,037,320,334	137,388,247	(14,878,679)	122,509,568
Advisor Freedom 2050	797,434,737	105,756,405	(11,282,605)	94,473,800
Advisor Freedom 2055	343,526,901	19,398,338	(6,807,962)	12,590,376
Advisor Freedom 2060	25,689,099	1,284,107	(486,864)	797,243

The Fidelity Advisor Freedom Income Fund elected to defer to its next fiscal year approximately $121,506 of capital losses recognized during the period November 1, 2015 to March 31, 2016.

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, are noted in the table below.

	Purchases ($)	Redemptions ($)
Advisor Freedom Income	58,415,737	71,535,678
Advisor Freedom 2005	45,918,670	60,583,281
Advisor Freedom 2010	91,308,959	146,349,285
Advisor Freedom 2015	167,787,299	290,546,722
Advisor Freedom 2020	277,385,183	466,964,729
Advisor Freedom 2025	290,438,195	430,447,114
Advisor Freedom 2030	203,158,413	341,038,369
Advisor Freedom 2035	169,867,570	263,522,435
Advisor Freedom 2040	162,955,437	247,078,356
Advisor Freedom 2045	112,124,387	134,897,378
Advisor Freedom 2050	94,006,684	98,823,261
Advisor Freedom 2055	65,115,987	28,858,462
Advisor Freedom 2060	10,114,511	4,533,790

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of Fidelity Management & Research Company (FMR), provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding distribution and service fees, compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Advisor Freedom Income
Class A	-%	.25%	$121,705	$3,898
Class T	.25%	.25%	107,236	73
Class B	.75%	.25%	1,357	1,031
Class C	.75%	.25%	75,460	5,432
			$305,758	$10,434
Advisor Freedom 2005
Class A	-%	.25%	$166,816	$16,961
Class T	.25%	.25%	73,264	–
Class B	.75%	.25%	699	530
Class C	.75%	.25%	31,256	–
			$272,035	$17,491
Advisor Freedom 2010
Class A	-%	.25%	$399,411	$15,707
Class T	.25%	.25%	229,978	–
Class B	.75%	.25%	2,427	1,835
Class C	.75%	.25%	151,073	7,574
			$782,889	$25,116
Advisor Freedom 2015
Class A	-%	.25%	$906,566	$44,220
Class T	.25%	.25%	476,468	16
Class B	.75%	.25%	6,377	4,815
Class C	.75%	.25%	312,696	25,162
			$1,702,107	$74,213
Advisor Freedom 2020
Class A	-%	.25%	$1,788,051	$71,023
Class T	.25%	.25%	999,900	369
Class B	.75%	.25%	16,308	12,312
Class C	.75%	.25%	524,789	54,797
			$3,329,048	$138,501
Advisor Freedom 2025
Class A	-%	.25%	$1,934,896	$82,964
Class T	.25%	.25%	1,025,523	2,824
Class B	.75%	.25%	12,609	9,532
Class C	.75%	.25%	473,403	50,178
			$3,446,431	$145,498
Advisor Freedom 2030
Class A	-%	.25%	$1,774,871	$82,789
Class T	.25%	.25%	1,087,584	3,379
Class B	.75%	.25%	14,042	10,607
Class C	.75%	.25%	450,931	49,231
			$3,327,428	$146,006
Advisor Freedom 2035
Class A	-%	.25%	$1,388,997	$64,006
Class T	.25%	.25%	783,947	981
Class B	.75%	.25%	9,315	7,048
Class C	.75%	.25%	280,098	28,332
			$2,462,357	$100,367
Advisor Freedom 2040
Class A	-%	.25%	$1,207,232	$43,093
Class T	.25%	.25%	795,352	2,681
Class B	.75%	.25%	11,736	8,870
Class C	.75%	.25%	374,725	38,138
			$2,389,045	$92,782
Advisor Freedom 2045
Class A	-%	.25%	$679,203	$31,860
Class T	.25%	.25%	423,162	–
Class B	.75%	.25%	2,713	2,052
Class C	.75%	.25%	120,831	20,932
			$1,225,909	$54,844
Advisor Freedom 2050
Class A	-%	.25%	$470,007	$14,439
Class T	.25%	.25%	340,694	–
Class B	.75%	.25%	3,527	2,668
Class C	.75%	.25%	127,817	17,028
			$942,045	$34,135
Advisor Freedom 2055
Class A	-%	.25%	$177,783	$4,927
Class T	.25%	.25%	116,634	–
Class C	.75%	.25%	32,475	–
			$326,892	$4,927
Advisor Freedom 2060
Class A	-%	.25%	$13,714	$13,714
Class T	.25%	.25%	6,958	6,958
Class C	.75%	.25%	4,093	4,093
			$24,765	$24,765

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Advisor Freedom Income
Class A	$2,631
Class T	1,005
Class B(a)	96
Class C(a)	357
$4,089
Advisor Freedom 2005
Class A	$940
Class T	390
Class B(a)	–
Class C(a)	103
$1,433
Advisor Freedom 2010
Class A	$1,401
Class T	1,047
Class B(a)	–
Class C(a)	497
$2,945
Advisor Freedom 2015
Class A	$6,494
Class T	2,737
Class B(a)	226
Class C(a)	1,506
$10,963
Advisor Freedom 2020
Class A	$21,745
Class T	10,544
Class B(a)	136
Class C(a)	4,884
$37,309
Advisor Freedom 2025
Class A	$33,380
Class T	14,569
Class B(a)	121
Class C(a)	4,207
$52,277
Advisor Freedom 2030
Class A	$33,873
Class T	15,381
Class B(a)	119
Class C(a)	3,565
$52,938
Advisor Freedom 2035
Class A	$30,942
Class T	16,149
Class B(a)	44
Class C(a)	3,753
$50,888
Advisor Freedom 2040
Class A	$33,126
Class T	13,621
Class B(a)	67
Class C(a)	4,201
$51,015
Advisor Freedom 2045
Class A	$22,320
Class T	9,074
Class B(a)	15
Class C(a)	3,318
$34,727
Advisor Freedom 2050
Class A	$15,340
Class T	6,073
Class B(a)	28
Class C(a)	1,918
$23,359
Advisor Freedom 2055
Class A	$10,263
Class T	4,559
Class C(a)	808
$15,630
Advisor Freedom 2060
Class A	$1,322
Class T	286
Class C(a)	310
$1,918

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

5. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Advisor Freedom Income
Class A	.25%	$221
Class T	.50%	98
Class B	1.00%	1
Class C	1.00%	34
Class I	-%	188
Advisor Freedom 2005
Class A	.25%	$300
Class T	.50%	66
Class B	1.00%	1
Class C	1.00%	14
Class I	-%	140
Advisor Freedom 2010
Class A	.25%	$724
Class T	.50%	209
Class B	1.00%	2
Class C	1.00%	69
Class I	-%	319
Advisor Freedom 2015
Class A	.25%	$1,644
Class T	.50%	432
Class B	1.00%	–
Class C	1.00%	142
Class I	-%	811
Advisor Freedom 2020
Class A	.25%	$3,219
Class T	.50%	900
Class B	1.00%	16
Class C	1.00%	236
Class I	-%	1,748
Advisor Freedom 2025
Class A	.25%	$3,467
Class T	.50%	919
Class B	1.00%	12
Class C	1.00%	212
Class I	-%	1,993
Advisor Freedom 2030
Class A	.25%	$3,177
Class T	.50%	973
Class B	1.00%	13
Class C	1.00%	202
Class I	-%	1,958
Advisor Freedom 2035
Class A	.25%	$2,482
Class T	.50%	701
Class B	1.00%	9
Class C	1.00%	125
Class I	-%	1,538
Advisor Freedom 2040
Class A	.25%	$2,159
Class T	.50%	711
Class B	1.00%	11
Class C	1.00%	167
Class I	-%	1,412
Advisor Freedom 2045
Class A	.25%	$1,209
Class T	.50%	377
Class B	1.00%	–
Class C	1.00%	54
Class I	-%	891
Advisor Freedom 2050
Class A	.25%	$833
Class T	.50%	302
Class B	1.00%	3
Class C	1.00%	57
Class I	-%	736
Advisor Freedom 2055
Class A	.25%	$309
Class T	.50%	101
Class C	1.00%	14
Class I	-%	290
Advisor Freedom 2060
Class A	.25%	$23
Class T	.50%	6
Class C	1.00%	2
Class I	-%	17

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2016	Year ended March 31, 2016
Advisor Freedom Income
From net investment income
Class A	$551,861	$1,804,087
Class T	187,386	701,827
Class B	527	6,793
Class C	30,853	134,792
Class I	568,236	1,517,104
Total	$1,338,863	$4,164,603
From net realized gain
Class A	$805,528	$1,977,599
Class T	352,226	869,741
Class B	4,869	15,183
Class C	121,641	267,669
Class I	685,886	1,410,195
Total	$1,970,150	$4,540,387
Advisor Freedom 2005
From net investment income
Class A	$373,427	$2,323,956
Class T	66,562	432,659
Class B	184	2,404
Class C	5,930	54,932
Class I	211,454	1,193,174
Total	$657,557	$4,007,125
From net realized gain
Class A	$1,983,829	$3,970,930
Class T	435,215	790,924
Class B	4,475	12,507
Class C	91,652	184,344
Class I	921,721	1,679,387
Total	$3,436,892	$6,638,092
Advisor Freedom 2010
From net investment income
Class A	$803,971	$6,003,972
Class T	177,244	1,397,138
Class B	85	10,451
Class C	23,083	282,705
Class I	449,908	2,890,342
Total	$1,454,291	$10,584,608
From net realized gain
Class A	$5,761,785	$13,470,039
Class T	1,656,848	3,526,741
Class B	18,204	61,327
Class C	551,417	1,160,445
Class I	2,545,527	5,369,063
Total	$10,533,781	$23,587,615
Advisor Freedom 2015
From net investment income
Class A	$1,650,611	$13,583,429
Class T	321,989	2,859,915
Class B	–	26,012
Class C	31,863	611,152
Class I	1,062,549	7,528,137
Total	$3,067,012	$24,608,645
From net realized gain
Class A	$15,049,730	$29,986,512
Class T	3,960,466	6,985,833
Class B	56,551	188,847
Class C	1,306,384	2,396,646
Class I	7,468,177	13,730,055
Total	$27,841,308	$53,287,893
Advisor Freedom 2020
From net investment income
Class A	$2,390,409	$25,698,008
Class T	410,836	5,809,331
Class B	–	69,298
Class C	–	982,499
Class I	1,723,524	15,059,860
Total	$4,524,769	$47,618,996
From net realized gain
Class A	$32,327,411	$51,415,664
Class T	8,975,390	13,261,302
Class B	157,930	386,650
Class C	2,346,829	3,437,464
Class I	17,481,396	25,042,847
Total	$61,288,956	$93,543,927
Advisor Freedom 2025
From net investment income
Class A	$1,979,394	$25,260,945
Class T	294,968	5,193,908
Class B	–	46,533
Class C	–	806,872
Class I	1,639,360	15,273,123
Total	$3,913,722	$46,581,381
From net realized gain
Class A	$38,845,583	$56,433,404
Class T	10,291,538	13,038,884
Class B	136,189	284,440
Class C	2,384,571	3,044,442
Class I	22,380,657	27,170,186
Total	$74,038,538	$99,971,356
Advisor Freedom 2030
From net investment income
Class A	$429,669	$21,002,263
Class T	–	5,079,042
Class B	–	50,382
Class C	–	708,607
Class I	809,189	14,549,548
Total	$1,238,858	$41,389,842
From net realized gain
Class A	$42,859,300	$57,942,069
Class T	13,184,499	15,934,228
Class B	181,885	388,181
Class C	2,704,781	3,165,501
Class I	26,905,985	32,127,287
Total	$85,836,450	$109,557,266
Advisor Freedom 2035
From net investment income
Class A	$–	$15,074,742
Class T	–	3,409,864
Class B	–	29,846
Class C	–	417,642
Class I	–	10,711,198
Total	$–	$29,643,292
From net realized gain
Class A	$37,031,615	$44,129,826
Class T	10,488,643	10,749,563
Class B	135,368	263,010
Class C	1,915,978	1,945,397
Class I	23,586,972	24,715,787
Total	$73,158,576	$81,803,583
Advisor Freedom 2040
From net investment income
Class A	$–	$13,245,609
Class T	–	3,474,790
Class B	–	37,589
Class C	–	552,326
Class I	144,081	9,948,354
Total	$144,081	$27,258,668
From net realized gain
Class A	$32,013,488	$41,038,189
Class T	10,633,164	12,029,970
Class B	170,019	342,889
Class C	2,509,725	2,798,704
Class I	21,934,166	25,059,447
Total	$67,260,562	$81,269,199
Advisor Freedom 2045
From net investment income
Class A	$–	$7,193,208
Class T	5	1,742,888
Class B	–	8,549
Class C	–	173,785
Class I	13	6,041,225
Total	$18	$15,159,655
From net realized gain
Class A	$17,839,134	$20,290,272
Class T	5,567,670	5,212,191
Class B	39,187	66,944
Class C	800,254	753,888
Class I	13,503,172	13,414,154
Total	$37,749,417	$39,737,449
Advisor Freedom 2050
From net investment income
Class A	$–	$4,848,702
Class T	–	1,370,739
Class B	–	10,523
Class C	–	179,089
Class I	97,227	4,823,851
Total	$97,227	$11,232,904
From net realized gain
Class A	$11,992,023	$13,328,702
Class T	4,287,586	4,134,203
Class B	48,585	86,878
Class C	819,179	788,832
Class I	10,985,193	10,113,965
Total	$28,132,566	$28,452,580
Advisor Freedom 2055
From net investment income
Class A	$–	$1,554,706
Class T	–	404,897
Class C	–	39,268
Class I	34,665	1,629,811
Total	$34,665	$3,628,682
From net realized gain
Class A	$3,954,157	$3,237,740
Class T	1,322,417	906,964
Class C	174,735	119,080
Class I	3,835,173	2,574,476
Total	$9,286,482	$6,838,260
Advisor Freedom 2060
From net investment income
Class A	$–	$71,201
Class T	–	11,114
Class I	707	50,265
Total	$707	$132,580
From net realized gain
Class A	$214,171	$84,170
Class T	54,115	40,079
Class C	18,295	20,446
Class I	139,837	33,387
Total	$426,418	$178,082

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2016	Year ended March 31, 2016	Six months ended September 30, 2016	Year ended March 31, 2016
Advisor Freedom Income
Class A
Shares sold	1,276,366	3,081,818	$13,735,529	$32,963,415
Reinvestment of distributions	125,903	348,911	1,340,954	3,750,259
Shares redeemed	(1,887,653)	(5,370,350)	(20,267,035)	(57,590,121)
Net increase (decrease)	(485,384)	(1,939,621)	$(5,190,552)	$(20,876,447)
Class T
Shares sold	558,723	2,332,188	$6,011,759	$24,979,079
Reinvestment of distributions	49,460	143,605	525,939	1,538,767
Shares redeemed	(754,594)	(2,760,620)	(8,115,721)	(29,380,371)
Net increase (decrease)	(146,411)	(284,827)	$(1,578,023)	$(2,862,525)
Class B
Shares sold	1,191	2,784	$12,706	$29,065
Reinvestment of distributions	508	1,917	5,371	20,660
Shares redeemed	(62,185)	(47,919)	(661,437)	(514,935)
Net increase (decrease)	(60,486)	(43,218)	$(643,360)	$(465,210)
Class C
Shares sold	100,417	235,292	$1,078,952	$2,521,615
Reinvestment of distributions	12,558	32,848	133,125	352,267
Shares redeemed	(97,726)	(310,283)	(1,051,169)	(3,312,864)
Net increase (decrease)	15,249	(42,143)	$160,908	$(438,982)
Class I
Shares sold	1,097,078	4,013,311	$11,848,500	$42,997,083
Reinvestment of distributions	116,692	270,632	1,247,165	2,912,988
Shares redeemed	(1,585,229)	(3,954,589)	(17,090,398)	(42,448,173)
Net increase (decrease)	(371,459)	329,354	$(3,994,733)	$3,461,898
Advisor Freedom 2005
Class A
Shares sold	1,265,934	3,894,452	$14,683,720	$45,205,371
Reinvestment of distributions	205,343	530,506	2,318,328	6,161,983
Shares redeemed	(2,188,429)	(6,082,447)	(25,364,401)	(70,961,720)
Net increase (decrease)	(717,152)	(1,657,489)	$(8,362,353)	$(19,594,366)
Class T
Shares sold	330,878	965,717	$3,830,733	$11,248,895
Reinvestment of distributions	43,836	103,821	494,466	1,203,224
Shares redeemed	(501,747)	(920,270)	(5,815,192)	(10,661,092)
Net increase (decrease)	(127,033)	149,268	$(1,489,993)	$1,791,027
Class B
Shares sold	2	14	$26	$155
Reinvestment of distributions	408	1,261	4,639	14,861
Shares redeemed	(29,514)	(23,475)	(337,993)	(278,685)
Net increase (decrease)	(29,104)	(22,200)	$(333,328)	$(263,669)
Class C
Shares sold	21,866	124,305	$252,505	$1,420,571
Reinvestment of distributions	8,087	19,601	91,137	227,794
Shares redeemed	(31,747)	(214,984)	(364,052)	(2,456,114)
Net increase (decrease)	(1,794)	(71,078)	$(20,410)	$(807,749)
Class I
Shares sold	889,376	2,114,860	$10,364,112	$24,778,151
Reinvestment of distributions	99,117	245,116	1,125,973	2,859,833
Shares redeemed	(1,131,923)	(2,464,416)	(13,179,144)	(28,948,190)
Net increase (decrease)	(143,430)	(104,440)	$(1,689,059)	$(1,310,206)
Advisor Freedom 2010
Class A
Shares sold	2,452,941	5,500,440	$29,427,063	$66,809,747
Reinvestment of distributions	556,039	1,586,318	6,488,974	19,271,859
Shares redeemed	(5,461,061)	(13,363,733)	(65,677,471)	(162,597,001)
Net increase (decrease)	(2,452,081)	(6,276,975)	$(29,761,434)	$(76,515,395)
Class T
Shares sold	790,843	1,965,974	$9,482,212	$23,778,947
Reinvestment of distributions	156,602	404,195	1,821,284	4,890,781
Shares redeemed	(1,251,001)	(2,923,738)	(14,998,262)	(35,323,217)
Net increase (decrease)	(303,556)	(553,569)	$(3,694,766)	$(6,653,489)
Class B
Shares sold	493	1,125	$5,909	$13,055
Reinvestment of distributions	1,445	5,508	16,965	67,622
Shares redeemed	(97,295)	(93,180)	(1,146,600)	(1,140,420)
Net increase (decrease)	(95,357)	(86,547)	$(1,123,726)	$(1,059,743)
Class C
Shares sold	73,921	276,584	$882,131	$3,354,365
Reinvestment of distributions	46,257	112,748	535,189	1,358,925
Shares redeemed	(176,577)	(590,705)	(2,078,263)	(7,096,007)
Net increase (decrease)	(56,399)	(201,373)	$(660,943)	$(2,382,717)
Class I
Shares sold	1,567,216	4,543,451	$18,898,558	$55,631,987
Reinvestment of distributions	255,004	676,590	2,988,647	8,236,622
Shares redeemed	(2,720,735)	(5,541,203)	(32,755,591)	(67,639,715)
Net increase (decrease)	(898,515)	(321,162)	$(10,868,386)	$(3,771,106)
Advisor Freedom 2015
Class A
Shares sold	6,370,341	14,507,166	$76,014,659	$175,664,778
Reinvestment of distributions	1,428,117	3,552,535	16,523,263	43,128,550
Shares redeemed	(12,288,919)	(31,588,039)	(146,739,252)	(383,404,767)
Net increase (decrease)	(4,490,461)	(13,528,338)	$(54,201,330)	$(164,611,439)
Class T
Shares sold	1,878,754	4,673,502	$22,408,080	$56,637,647
Reinvestment of distributions	364,418	798,818	4,209,032	9,671,398
Shares redeemed	(2,763,015)	(5,802,433)	(32,917,220)	(69,940,072)
Net increase (decrease)	(519,843)	(330,113)	$(6,300,108)	$(3,631,027)
Class B
Shares sold	289	5,700	$3,362	$66,706
Reinvestment of distributions	4,552	16,252	52,894	199,644
Shares redeemed	(268,343)	(357,170)	(3,136,375)	(4,345,090)
Net increase (decrease)	(263,502)	(335,218)	$(3,080,119)	$(4,078,740)
Class C
Shares sold	169,725	692,594	$2,012,689	$8,328,355
Reinvestment of distributions	112,621	239,055	1,292,889	2,883,261
Shares redeemed	(560,976)	(1,290,224)	(6,615,207)	(15,480,570)
Net increase (decrease)	(278,630)	(358,575)	$(3,309,629)	$(4,268,954)
Class I
Shares sold	3,514,727	10,256,294	$42,366,215	$125,062,107
Reinvestment of distributions	723,771	1,725,705	8,439,164	21,067,463
Shares redeemed	(6,840,412)	(14,829,259)	(82,408,270)	(180,244,295)
Net increase (decrease)	(2,601,914)	(2,847,260)	$(31,602,891)	$(34,114,725)
Advisor Freedom 2020
Class A
Shares sold	12,017,243	27,782,811	$151,920,648	$355,684,542
Reinvestment of distributions	2,799,032	5,909,171	34,232,157	76,203,121
Shares redeemed	(21,685,563)	(50,488,965)	(274,322,848)	(647,091,927)
Net increase (decrease)	(6,869,288)	(16,796,983)	$(88,170,043)	$(215,204,264)
Class T
Shares sold	3,935,154	9,558,319	$49,700,260	$122,507,769
Reinvestment of distributions	757,047	1,458,598	9,258,684	18,796,792
Shares redeemed	(4,933,084)	(12,285,705)	(62,299,978)	(157,173,890)
Net increase (decrease)	(240,883)	(1,268,788)	$(3,341,034)	$(15,869,329)
Class B
Shares sold	754	7,629	$9,263	$100,348
Reinvestment of distributions	12,000	32,862	147,357	428,604
Shares redeemed	(650,519)	(592,571)	(8,037,147)	(7,633,936)
Net increase (decrease)	(637,765)	(552,080)	$(7,880,527)	$(7,104,984)
Class C
Shares sold	508,435	1,393,631	$6,365,343	$17,741,893
Reinvestment of distributions	184,512	328,961	2,241,824	4,218,594
Shares redeemed	(935,949)	(1,692,524)	(11,753,244)	(21,418,854)
Net increase (decrease)	(243,002)	30,068	$(3,146,077)	$541,633
Class I
Shares sold	8,998,419	22,381,359	$114,818,960	$288,319,323
Reinvestment of distributions	1,553,645	3,087,794	19,140,904	40,003,312
Shares redeemed	(13,192,580)	(26,374,513)	(168,223,276)	(340,955,124)
Net increase (decrease)	(2,640,516)	(905,360)	$(34,263,412)	$(12,632,489)
Advisor Freedom 2025
Class A
Shares sold	13,038,706	31,021,987	$161,710,319	$389,903,221
Reinvestment of distributions	3,365,415	6,347,654	40,284,015	80,854,087
Shares redeemed	(20,406,538)	(51,651,466)	(253,340,615)	(649,941,383)
Net increase (decrease)	(4,002,417)	(14,281,825)	$(51,346,281)	$(179,184,075)
Class T
Shares sold	4,868,480	11,153,254	$60,487,975	$140,827,662
Reinvestment of distributions	867,099	1,407,914	10,405,176	17,953,059
Shares redeemed	(5,365,678)	(10,680,658)	(66,686,284)	(134,505,078)
Net increase (decrease)	369,901	1,880,510	$4,206,867	$24,275,643
Class B
Shares sold	575	15,631	$6,910	$206,729
Reinvestment of distributions	10,996	25,036	131,516	321,184
Shares redeemed	(506,132)	(395,799)	(6,082,906)	(4,997,632)
Net increase (decrease)	(494,561)	(355,132)	$(5,944,480)	$(4,469,719)
Class C
Shares sold	610,579	1,453,933	$7,495,808	$18,039,565
Reinvestment of distributions	193,777	292,818	2,290,442	3,692,311
Shares redeemed	(551,056)	(1,419,290)	(6,738,998)	(17,532,292)
Net increase (decrease)	253,300	327,461	$3,047,252	$4,199,584
Class I
Shares sold	10,742,459	26,263,342	$134,487,343	$332,470,146
Reinvestment of distributions	1,983,759	3,305,581	23,943,975	42,311,913
Shares redeemed	(14,647,561)	(22,096,996)	(183,557,340)	(280,743,922)
Net increase (decrease)	(1,921,343)	7,471,927	$(25,126,022)	$94,038,137
Advisor Freedom 2030
Class A
Shares sold	12,530,815	28,151,571	$164,083,026	$374,538,264
Reinvestment of distributions	3,388,381	5,719,438	42,591,945	77,893,729
Shares redeemed	(18,431,544)	(45,869,341)	(241,373,842)	(612,549,684)
Net increase (decrease)	(2,512,348)	(11,998,332)	$(34,698,871)	$(160,117,691)
Class T
Shares sold	4,730,650	9,683,529	$61,708,631	$128,635,174
Reinvestment of distributions	1,039,692	1,530,517	13,016,938	20,754,956
Shares redeemed	(5,368,722)	(10,666,344)	(70,083,581)	(142,006,317)
Net increase (decrease)	401,620	547,702	$4,641,988	$7,383,813
Class B
Shares sold	806	9,381	$10,114	$130,487
Reinvestment of distributions	13,509	30,198	169,402	414,596
Shares redeemed	(539,084)	(504,982)	(6,796,686)	(6,786,052)
Net increase (decrease)	(524,769)	(465,403)	$(6,617,170)	$(6,240,969)
Class C
Shares sold	589,524	1,223,130	$7,638,034	$16,095,011
Reinvestment of distributions	207,692	273,750	2,575,377	3,692,439
Shares redeemed	(516,713)	(1,184,892)	(6,668,807)	(15,652,704)
Net increase (decrease)	280,503	311,988	$3,544,604	$4,134,746
Class I
Shares sold	9,653,366	24,677,916	$127,280,176	$330,981,929
Reinvestment of distributions	2,190,878	3,416,838	27,692,706	46,644,604
Shares redeemed	(13,868,233)	(26,842,246)	(182,418,207)	(362,065,195)
Net increase (decrease)	(2,023,989)	1,252,508	$(27,445,325)	$15,561,338
Advisor Freedom 2035
Class A
Shares sold	11,334,338	24,128,485	$140,956,637	$305,985,627
Reinvestment of distributions	3,061,632	4,482,978	36,464,032	58,494,924
Shares redeemed	(15,260,189)	(37,394,935)	(190,239,439)	(476,554,268)
Net increase (decrease)	(864,219)	(8,783,472)	$(12,818,770)	$(112,073,717)
Class T
Shares sold	4,197,551	8,236,595	$51,850,944	$104,578,194
Reinvestment of distributions	874,028	1,075,393	10,339,754	13,933,993
Shares redeemed	(3,625,274)	(7,529,158)	(44,679,718)	(95,022,356)
Net increase (decrease)	1,446,305	1,782,830	$17,510,980	$23,489,831
Class B
Shares sold	387	3,708	$4,628	$47,620
Reinvestment of distributions	11,097	21,835	130,498	285,009
Shares redeemed	(378,032)	(375,696)	(4,470,318)	(4,759,170)
Net increase (decrease)	(366,548)	(350,153)	$(4,335,192)	$(4,426,541)
Class C
Shares sold	349,766	944,855	$4,270,914	$11,857,748
Reinvestment of distributions	159,885	178,251	1,865,862	2,289,722
Shares redeemed	(402,537)	(851,468)	(4,847,040)	(10,677,671)
Net increase (decrease)	107,114	271,638	$1,289,736	$3,469,799
Class I
Shares sold	8,187,712	21,967,842	$102,644,350	$280,691,155
Reinvestment of distributions	1,962,539	2,699,214	23,530,837	35,338,451
Shares redeemed	(12,303,627)	(21,940,442)	(153,963,437)	(281,916,133)
Net increase (decrease)	(2,153,376)	2,726,614	$(27,788,250)	$34,113,473
Advisor Freedom 2040
Class A
Shares sold	9,393,135	19,707,947	$124,943,890	$267,984,592
Reinvestment of distributions	2,471,927	3,837,419	31,541,785	53,655,622
Shares redeemed	(12,463,286)	(31,398,245)	(166,332,014)	(428,794,626)
Net increase (decrease)	(598,224)	(7,852,879)	$(9,846,339)	$(107,154,412)
Class T
Shares sold	4,203,815	6,927,315	$56,057,518	$94,215,131
Reinvestment of distributions	827,533	1,098,683	10,526,224	15,321,785
Shares redeemed	(3,970,078)	(7,588,952)	(52,614,122)	(103,634,804)
Net increase (decrease)	1,061,270	437,046	$13,969,620	$5,902,112
Class B
Shares sold	811	3,796	$10,383	$54,403
Reinvestment of distributions	12,839	26,074	162,282	365,555
Shares redeemed	(438,998)	(412,767)	(5,572,683)	(5,614,809)
Net increase (decrease)	(425,348)	(382,897)	$(5,400,018)	$(5,194,851)
Class C
Shares sold	409,946	964,487	$5,369,121	$12,948,905
Reinvestment of distributions	195,594	237,233	2,448,837	3,273,123
Shares redeemed	(456,302)	(999,455)	(5,971,163)	(13,410,631)
Net increase (decrease)	149,238	202,265	$1,846,795	$2,811,397
Class I
Shares sold	7,275,668	18,978,934	$97,653,957	$260,268,870
Reinvestment of distributions	1,720,091	2,493,394	22,068,787	34,993,505
Shares redeemed	(10,623,705)	(21,436,098)	(142,062,900)	(296,208,636)
Net increase (decrease)	(1,627,946)	36,230	$(22,340,156)	$(946,261)
Advisor Freedom 2045
Class A
Shares sold	8,874,971	19,079,203	$91,358,634	$200,212,363
Reinvestment of distributions	1,781,064	2,516,424	17,543,481	27,141,967
Shares redeemed	(10,442,276)	(25,563,477)	(107,919,804)	(269,733,077)
Net increase (decrease)	213,759	(3,967,850)	$982,311	$(42,378,747)
Class T
Shares sold	3,497,214	6,498,285	$35,689,336	$67,982,369
Reinvestment of distributions	565,669	645,350	5,537,900	6,916,374
Shares redeemed	(2,664,108)	(5,407,165)	(27,212,242)	(56,610,131)
Net increase (decrease)	1,398,775	1,736,470	$14,014,994	$18,288,612
Class B
Shares sold	–	12,465	$–	$126,428
Reinvestment of distributions	4,003	6,873	39,186	74,538
Shares redeemed	(129,611)	(130,687)	(1,280,562)	(1,382,819)
Net increase (decrease)	(125,608)	(111,349)	$(1,241,376)	$(1,181,853)
Class C
Shares sold	265,312	688,081	$2,695,953	$7,146,960
Reinvestment of distributions	81,745	86,426	793,745	922,037
Shares redeemed	(232,368)	(495,887)	(2,355,047)	(5,163,244)
Net increase (decrease)	114,689	278,620	$1,134,651	$2,905,753
Class I
Shares sold	7,227,559	17,857,873	$74,992,192	$188,145,800
Reinvestment of distributions	1,362,502	1,798,921	13,502,397	19,453,582
Shares redeemed	(8,835,299)	(17,404,606)	(91,419,371)	(184,937,935)
Net increase (decrease)	(245,238)	2,252,188	$(2,924,782)	$22,661,447
Advisor Freedom 2050
Class A
Shares sold	6,939,645	14,778,783	$70,963,515	$154,228,676
Reinvestment of distributions	1,199,833	1,671,709	11,758,360	17,918,683
Shares redeemed	(7,402,959)	(18,220,423)	(76,056,047)	(190,875,160)
Net increase (decrease)	736,519	(1,769,931)	$6,665,828	$(18,727,801)
Class T
Shares sold	2,845,863	5,220,682	$28,928,769	$54,316,675
Reinvestment of distributions	436,403	512,467	4,259,289	5,468,353
Shares redeemed	(2,163,143)	(4,619,199)	(21,966,760)	(48,267,781)
Net increase (decrease)	1,119,123	1,113,950	$11,221,298	$11,517,247
Class B
Shares sold	29	2,190	$284	$21,909
Reinvestment of distributions	4,919	8,955	47,861	96,400
Shares redeemed	(174,970)	(151,436)	(1,712,713)	(1,590,133)
Net increase (decrease)	(170,022)	(140,291)	$(1,664,568)	$(1,471,824)
Class C
Shares sold	272,135	592,294	$2,752,913	$6,132,539
Reinvestment of distributions	83,621	89,707	809,453	953,603
Shares redeemed	(247,008)	(498,907)	(2,487,125)	(5,141,979)
Net increase (decrease)	108,748	183,094	$1,075,241	$1,944,163
Class I
Shares sold	6,710,356	15,739,783	$69,186,681	$164,851,297
Reinvestment of distributions	1,124,971	1,391,015	11,080,970	14,936,380
Shares redeemed	(7,429,050)	(13,002,547)	(76,446,920)	(136,937,311)
Net increase (decrease)	406,277	4,128,251	$3,820,731	$42,850,366
Advisor Freedom 2055
Class A
Shares sold	3,816,957	7,650,491	$42,489,608	$86,320,186
Reinvestment of distributions	357,228	403,217	3,808,050	4,669,301
Shares redeemed	(2,625,864)	(5,932,608)	(29,312,841)	(67,116,441)
Net increase (decrease)	1,548,321	2,121,100	$16,984,817	$23,873,046
Class T
Shares sold	1,380,325	2,281,706	$15,299,687	$25,567,824
Reinvestment of distributions	124,311	113,540	1,320,183	1,310,222
Shares redeemed	(877,367)	(1,388,534)	(9,726,143)	(15,737,207)
Net increase (decrease)	627,269	1,006,712	$6,893,727	$11,140,839
Class C
Shares sold	169,545	238,636	$1,874,454	$2,683,219
Reinvestment of distributions	16,448	13,580	174,514	157,087
Shares redeemed	(47,758)	(87,211)	(529,422)	(965,863)
Net increase (decrease)	138,235	165,005	$1,519,546	$1,874,443
Class I
Shares sold	3,984,144	7,612,107	$44,535,462	$85,891,483
Reinvestment of distributions	362,000	363,384	3,869,778	4,204,287
Shares redeemed	(2,607,382)	(4,499,574)	(29,113,275)	(50,866,350)
Net increase (decrease)	1,738,762	3,475,917	$19,291,965	$39,229,420
Advisor Freedom 2060
Class A
Shares sold	743,259	1,272,139	$7,285,847	$12,356,911
Reinvestment of distributions	22,784	15,557	214,171	155,371
Shares redeemed	(468,624)	(565,709)	(4,584,839)	(5,476,304)
Net increase (decrease)	297,419	721,987	$2,915,179	$7,035,978
Class T
Shares sold	175,297	445,750	$1,734,614	$4,200,477
Reinvestment of distributions	5,750	5,022	54,109	51,193
Shares redeemed	(206,353)	(319,192)	(2,013,173)	(3,003,661)
Net increase (decrease)	(25,306)	131,580	$(224,450)	$1,248,009
Class C
Shares sold	30,016	231,239	$295,027	$2,153,598
Reinvestment of distributions	1,934	1,964	18,295	20,446
Shares redeemed	(93,216)	(227,970)	(906,738)	(2,119,305)
Net increase (decrease)	(61,266)	5,233	$(593,416)	$54,739
Class I
Shares sold	605,689	789,224	$5,963,293	$7,600,453
Reinvestment of distributions	14,920	8,465	140,544	83,652
Shares redeemed	(228,103)	(230,196)	(2,252,104)	(2,188,624)
Net increase (decrease)	392,506	567,493	$3,851,733	$5,495,481

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Advisor Freedom Income Fund	Fidelity Advisor Freedom 2010 Fund	Fidelity Advisor Freedom 2015 Fund	Fidelity Advisor Freedom 2020 Fund	Fidelity Advisor Freedom 2025 Fund	Fidelity Advisor Freedom 2030 Fund	Fidelity Advisor Freedom 2035 Fund	Fidelity Advisor Freedom 2040 Fund
Fidelity Advisor Series Equity-Income Fund	-%	-%	-%	12%	15%	18%	15%	14%
Fidelity Advisor Series Growth & Income Fund	-%	-%	-%	12%	15%	18%	15%	14%
Fidelity Advisor Series Opportunistic Insights Fund	-%	-%	-%	12%	15%	18%	15%	14%
Fidelity Advisor Series Stock Selector Large Cap Value Fund	-%	-%	-%	12%	15%	18%	15%	14%
Fidelity Advisor Series Small Cap Fund	-%	-%	-%	12%	15%	18%	15%	14%
Fidelity Advisor Series Growth Opportunities Fund	-%	-%	-%	12%	15%	18%	15%	14%
Fidelity Advisor Series Equity Growth Fund	-%	-%	-%	12%	15%	18%	15%	14%
Fidelity Advisor Series Short-Term Credit Fund	10%	13%	19%	28%	23%	-%	-%	-%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Advisor Series Equity-Income Fund	100%
Fidelity Advisor Series Growth & Income Fund	100%
Fidelity Advisor Series Opportunistic Insights Fund	100%
Fidelity Advisor Series Stock Selector Large Cap Value Fund	100%
Fidelity Advisor Series Small Cap Fund	100%
Fidelity Advisor Series Growth Opportunities Fund	100%
Fidelity Advisor Series Equity Growth Fund	100%
Fidelity Advisor Series Short-Term Credit Fund	100%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2016 to September 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2016	Ending Account Value September 30, 2016	Expenses Paid During Period-B April 1, 2016 to September 30, 2016
Advisor Freedom Income
Class A	.25%
Actual		$1,000.00	$1,040.60	$1.28
Hypothetical-C		$1,000.00	$1,023.82	$1.27
Class T	.50%
Actual		$1,000.00	$1,040.30	$2.56
Hypothetical-C		$1,000.00	$1,022.56	$2.54
Class C	1.00%
Actual		$1,000.00	$1,037.00	$5.11
Hypothetical-C		$1,000.00	$1,020.05	$5.06
Class I	- %
Actual		$1,000.00	$1,042.70	$-
Hypothetical-C		$1,000.00	$1,025.07	$-
Advisor Freedom 2005
Class A	.25%
Actual		$1,000.00	$1,048.10	$1.28
Hypothetical-C		$1,000.00	$1,023.82	$1.27
Class T	.50%
Actual		$1,000.00	$1,046.70	$2.57
Hypothetical-C		$1,000.00	$1,022.56	$2.54
Class C	1.00%
Actual		$1,000.00	$1,044.60	$5.13
Hypothetical-C		$1,000.00	$1,020.05	$5.06
Class I	- %
Actual		$1,000.00	$1,049.40	$-
Hypothetical-C		$1,000.00	$1,025.07	$-
Advisor Freedom 2010
Class A	.25%
Actual		$1,000.00	$1,052.80	$1.29
Hypothetical-C		$1,000.00	$1,023.82	$1.27
Class T	.50%
Actual		$1,000.00	$1,052.40	$2.57
Hypothetical-C		$1,000.00	$1,022.56	$2.54
Class C	1.00%
Actual		$1,000.00	$1,049.70	$5.14
Hypothetical-C		$1,000.00	$1,020.05	$5.06
Class I	- %
Actual		$1,000.00	$1,055.00	$-
Hypothetical-C		$1,000.00	$1,025.07	$-
Advisor Freedom 2015
Class A	.25%
Actual		$1,000.00	$1,058.30	$1.29
Hypothetical-C		$1,000.00	$1,023.82	$1.27
Class T	.50%
Actual		$1,000.00	$1,056.90	$2.58
Hypothetical-C		$1,000.00	$1,022.56	$2.54
Class C	1.00%
Actual		$1,000.00	$1,053.30	$5.15
Hypothetical-C		$1,000.00	$1,020.05	$5.06
Class I	- %
Actual		$1,000.00	$1,059.40	$-
Hypothetical-C		$1,000.00	$1,025.07	$-
Advisor Freedom 2020
Class A	.25%
Actual		$1,000.00	$1,061.00	$1.29
Hypothetical-C		$1,000.00	$1,023.82	$1.27
Class T	.50%
Actual		$1,000.00	$1,059.50	$2.58
Hypothetical-C		$1,000.00	$1,022.56	$2.54
Class C	1.00%
Actual		$1,000.00	$1,057.20	$5.16
Hypothetical-C		$1,000.00	$1,020.05	$5.06
Class I	- %
Actual		$1,000.00	$1,061.90	$-
Hypothetical-C		$1,000.00	$1,025.07	$-
Advisor Freedom 2025
Class A	.25%
Actual		$1,000.00	$1,063.50	$1.29
Hypothetical-C		$1,000.00	$1,023.82	$1.27
Class T	.50%
Actual		$1,000.00	$1,062.00	$2.58
Hypothetical-C		$1,000.00	$1,022.56	$2.54
Class C	1.00%
Actual		$1,000.00	$1,058.70	$5.16
Hypothetical-C		$1,000.00	$1,020.05	$5.06
Class I	- %
Actual		$1,000.00	$1,064.40	$-
Hypothetical-C		$1,000.00	$1,025.07	$-
Advisor Freedom 2030
Class A	.25%
Actual		$1,000.00	$1,069.40	$1.30
Hypothetical-C		$1,000.00	$1,023.82	$1.27
Class T	.50%
Actual		$1,000.00	$1,067.80	$2.59
Hypothetical-C		$1,000.00	$1,022.56	$2.54
Class C	1.00%
Actual		$1,000.00	$1,065.20	$5.18
Hypothetical-C		$1,000.00	$1,020.05	$5.06
Class I	- %
Actual		$1,000.00	$1,070.50	$-
Hypothetical-C		$1,000.00	$1,025.07	$-
Advisor Freedom 2035
Class A	.25%
Actual		$1,000.00	$1,072.30	$1.30
Hypothetical-C		$1,000.00	$1,023.82	$1.27
Class T	.50%
Actual		$1,000.00	$1,071.20	$2.60
Hypothetical-C		$1,000.00	$1,022.56	$2.54
Class C	1.00%
Actual		$1,000.00	$1,068.70	$5.19
Hypothetical-C		$1,000.00	$1,020.05	$5.06
Class I	- %
Actual		$1,000.00	$1,073.50	$-
Hypothetical-C		$1,000.00	$1,025.07	$-
Advisor Freedom 2040
Class A	.25%
Actual		$1,000.00	$1,072.10	$1.30
Hypothetical-C		$1,000.00	$1,023.82	$1.27
Class T	.50%
Actual		$1,000.00	$1,070.60	$2.60
Hypothetical-C		$1,000.00	$1,022.56	$2.54
Class C	1.00%
Actual		$1,000.00	$1,068.50	$5.19
Hypothetical-C		$1,000.00	$1,020.05	$5.06
Class I	- %
Actual		$1,000.00	$1,074.00	$-
Hypothetical-C		$1,000.00	$1,025.07	$-
Advisor Freedom 2045
Class A	.25%
Actual		$1,000.00	$1,072.70	$1.30
Hypothetical-C		$1,000.00	$1,023.82	$1.27
Class T	.50%
Actual		$1,000.00	$1,071.10	$2.60
Hypothetical-C		$1,000.00	$1,022.56	$2.54
Class C	1.00%
Actual		$1,000.00	$1,068.60	$5.19
Hypothetical-C		$1,000.00	$1,020.05	$5.06
Class I	- %
Actual		$1,000.00	$1,074.30	$-
Hypothetical-C		$1,000.00	$1,025.07	$-
Advisor Freedom 2050
Class A	.25%
Actual		$1,000.00	1,073.00	$1.30
Hypothetical-C		$1,000.00	$1,023.82	$1.27
Class T	.50%
Actual		$1,000.00	$1,070.70	$2.60
Hypothetical-C		$1,000.00	$1,022.56	$2.54
Class C	1.00%
Actual		$1,000.00	$1,069.20	$5.19
Hypothetical-C		$1,000.00	$1,020.05	$5.06
Class I	- %
Actual		$1,000.00	$1,073.20	$-
Hypothetical-C		$1,000.00	$1,025.07	$-
Advisor Freedom 2055
Class A	.25%
Actual		$1,000.00	$1,071.90	$1.30
Hypothetical-C		$1,000.00	$1,023.82	$1.27
Class T	.50%
Actual		$1,000.00	$1,071.30	$2.60
Hypothetical-C		$1,000.00	$1,022.56	$2.54
Class C	1.00%
Actual		$1,000.00	$1,068.50	$5.19
Hypothetical-C		$1,000.00	$1,020.05	$5.06
Class I	- %
Actual		$1,000.00	$1,073.30	$-
Hypothetical-C		$1,000.00	$1,025.07	$-
Advisor Freedom 2060
Class A	.25%
Actual		$1,000.00	$1,072.50	$1.30
Hypothetical-C		$1,000.00	$1,023.82	$1.27
Class T	.50%
Actual		$1,000.00	$1,070.70	$2.60
Hypothetical-C		$1,000.00	$1,022.56	$2.54
Class C	1.00%
Actual		$1,000.00	$1,068.20	$5.18
Hypothetical-C		$1,000.00	$1,020.05	$5.06
Class I	- %
Actual		$1,000.00	$1,072.80	$-
Hypothetical-C		$1,000.00	$1,025.07	$-

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Class' annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Freedom Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with FMR Co., Inc. (FMRC), an affiliate of Fidelity Management & Research Company (FMR), and the administration agreement between FMRC and FMR for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts and administration agreements throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract and administration agreement, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract and administration agreement. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract and administration agreement. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts and administration agreements. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew each fund's Advisory Contract and administration agreement. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the fact that no fees are payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Approval of New Advisory Contracts.  The Board noted that at its July 2016 meeting, it had voted to approve an amended and restated management contract (New Advisory Contract) for each fund to add a management fee payable by the fund. The Board considered that each fund's New Advisory Contract will not take effect unless the funds' shareholders approve the New Advisory Contracts and shareholders of certain other Fidelity funds also approve amended and restated management contracts. The Board noted that such approvals are scheduled to be voted on at meetings on October 28, 2016, but that one or more of the meetings may be adjourned to later dates. The Board also noted that, under each fund's current Advisory Contract, the fund does not pay a management fee to FMRC and instead each fund indirectly incurs a portion of the management fee and other expenses of each underlying fund as acquired fund fees and expenses. The Board considered that, under each fund's New Advisory Contract, each fund will pay a monthly management fee to FMRC at an annual rate for the fund. The Board noted that the increase in each fund's management fee under the New Advisory Contract will result in the fund's management fee rate ranking above the median of the management fee rates of its competitor funds based on the competitive mapped group data provided to the Board in July 2016 in connection with its consideration of the annual renewal of the current Advisory Contracts. The Board considered that the increase in each fund's management fee under the New Advisory Contract will be more than offset by a decrease in each fund's acquired fund fees and expenses as a result of fee reductions under new management contracts, sub-advisory agreements, transfer agent agreements, and pricing and bookkeeping agreements for the underlying funds (New Underlying Fund Contracts), which will go into effect if the funds' New Advisory Contracts take effect. The Board noted that, once the New Underlying Fund Contracts take effect, the underlying funds will no longer pay any operating expenses, subject to limited exceptions, and, thus, the funds' acquired fund fees and expenses will be significantly reduced. The Board noted that, as a result, the increased management fee and decreased acquired fund fees and expenses are expected to have the combined effect of reducing the total expenses incurred by shareholders of each fund by at least 0.02%. The Board considered that the approval of the New Advisory Contracts will not result in any changes to (i) the investment process or strategies employed in the management of the funds' assets; (ii) the nature, extent and quality of services provided to each fund; or (iii) the day-to-day management of each fund and the personnel primarily responsible for such management. The Board considered that, like the current Advisory Contracts, the New Advisory Contracts provide that FMRC or an affiliate undertakes to pay all operating expenses of the funds, subject to limited exceptions specified in each contract.

The Board noted that certain of the information it considered in reaching its determination with respect to the current Advisory Contracts would no longer be applicable if the New Advisory Contracts take effect. Based on its evaluation of all of the conclusions noted, and after considering all factors it believed relevant, the Board ultimately concluded that the nature, extent and quality of services provided to each fund should continue to benefit shareholders of each fund, that the management fee structures under the New Advisory Contracts are fair and reasonable, and that each fund's New Advisory Contract should be approved.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMRC, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering administration, transfer agency, and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the investment adviser about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance. Advisor Freedom Income Fund underperformed its benchmark for the one- and three-year periods ended January 31, 2016, and as a result, the Board will continue to discuss with FMRC the steps it is taking to address the fund's performance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses, including acquired fund fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods (for the most recent one- and three-year periods for Advisor Freedom 2055 Fund and for the most recent one-year period for Advisor Freedom 2060 Fund).

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the funds currently do not pay FMRC a management fee for investment advisory services, and that each fund bears indirectly the fees and expenses, including the management fees, paid by the underlying Fidelity funds in which it invests. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The Board also noted that over the past few years, Fidelity has been developing and refining the competitive methodology for the funds to provide a more meaningful competitive comparison. As a result, beginning with the 2014 competitive results, instead of including all funds in one competitive mapped group that includes all funds-of-funds, Fidelity introduced three new Total Mapped Groups that consist of target retirement funds, grouped according to target retirement dates. The Board noted that Fidelity believes that the new Total Mapped Groups provide more meaningful competitive comparisons for the funds because they include target date funds, regardless of whether the fund is a fund of funds, and reflect, among other things, that active target date funds with a higher percentage of assets invested in equities tend to have higher expenses. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Fidelity Advisor Freedom 2005 Fund

Fidelity Advisor Freedom 2010 Fund

Fidelity Advisor Freedom 2015 Fund

Fidelity Advisor Freedom 2020 Fund

Fidelity Advisor Freedom 2025 Fund

Fidelity Advisor Freedom 2030 Fund

Fidelity Advisor Freedom 2035 Fund

Fidelity Advisor Freedom 2040 Fund

Fidelity Advisor Freedom 2045 Fund

Fidelity Advisor Freedom 2050 Fund

Fidelity Advisor Freedom 2055 Fund

Fidelity Advisor Freedom 2060 Fund

Fidelity Advisor Freedom Income Fund

The Board noted that each fund's current management fee rate of 0.00% ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015. The Board further noted that many peer funds pay fund-level expenses, including management fees, to which the funds are not currently subject.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures, and that while the funds do not currently pay a management fee, they indirectly bear a portion of the management fees paid by the Fidelity funds in which they invest, some of which are currently subject to the group fee. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered fund-paid 12b-1 fees and noted that each fund invests in a class of shares of the underlying Fidelity fund that does not charge a 12b-1 fee to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not currently pay transfer agent fees. Instead, the applicable class of each underlying Fidelity fund bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions, pursuant to the administration agreement between FMRC and FMR with respect to each fund.

The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees.

The Board noted that the total expense ratio of each of Class A and Class I of each fund ranked below the competitive median for 2015, the total expense ratio of Class C of each fund ranked equal to the competitive median for 2015, and the total expense ratio of Class T of each fund ranked above the competitive median for 2015. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans.

In considering the total expense ratio of each class of each fund, the Board also considered an alternative competitive analysis that included both top level (i.e., direct) fund fees and acquired fund fees and expenses for the class and the other funds and classes to which it is compared. The Board noted that, under this alternative competitive analysis, the total expense ratio of each of Class A and Class I of each fund ranked below the competitive median for 2015. The Board noted that the total expense ratio of each of Class T and Class C of Advisor Freedom Income Fund ranked equal to the competitive median for 2015 and the total expense ratio of each of Class T and Class C of each other fund ranked above the competitive median for 2015. The Board noted that the total expense ratio of Class C was above the competitive median primarily because of its 12b-1 fees.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although some classes were above the median of the universe presented for comparison, the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's current Advisory Contract because the funds do not currently pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the funds do not currently pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot currently be realized by the funds, but under the current fee arrangements may be realized by the other Fidelity funds in which each fund invests, many of which may benefit from breakpoints under the group fee arrangement.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be renewed.

AFF-SANN-1116
1.792138.113

Fidelity Freedom® Index Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 Semi-Annual Report September 30, 2016

Contents

Fidelity Freedom® Index Income Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® Index 2005 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® Index 2010 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® Index 2015 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® Index 2020 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® Index 2025 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® Index 2030 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® Index 2035 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® Index 2040 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® Index 2045 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® Index 2050 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® Index 2055 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® Index 2060 Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 (plan accounts and Institutional Premium Class) or 1-800-544-8544 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Freedom® Index Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity U.S. Bond Index Fund Class F	40.1	40.1
Fidelity Series Government Money Market Fund Class F 0.29%	30.0	0.0
Fidelity Total Market Index Fund Class F	15.7	15.7
Fidelity Series Global ex U.S. Index Fund	7.2	7.2
Fidelity Series Inflation-Protected Bond Index Fund Class F	6.0	6.0
Fidelity Series Commodity Strategy Fund Class F	1.0	1.1
Fidelity Institutional Money Market Portfolio Class F 0.39%	0.0	29.9
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	15.7%
Commodity Funds	1.0%
International Equity Funds	7.2%
Bond Funds	40.1%
Inflation-Protected Bond Funds	6.0%
Short-Term Funds	30.0%

Six months ago
Domestic Equity Funds	15.7%
Commodity Funds	1.1%
International Equity Funds	7.2%
Bond Funds	40.1%
Inflation-Protected Bond Funds	6.0%
Short-Term Funds	29.9%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index Income Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.7%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $27,375,813)	666,382	42,088,708

Commodity Funds - 1.0%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $3,881,807)	528,172	2,825,721

International Equity Funds - 7.2%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $18,286,115)	1,729,291	19,264,303

Bond Funds - 40.1%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $103,760,854)	8,988,149	107,318,494

Inflation-Protected Bond Funds - 6.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)
(Cost $16,695,472)	1,594,202	16,069,555

Short-Term Funds - 30.0%
Fidelity Series Government Money Market Fund Class F 0.29% (a)(c)
(Cost $80,291,572)	80,291,572	80,291,572
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $250,291,633)		267,858,353
NET OTHER ASSETS (LIABILITIES) - 0.0%		(13,109)
NET ASSETS - 100%		$267,845,244

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$74,654,882	$2,279,540	$76,934,422	$38,739	--
Fidelity Series Commodity Strategy Fund Class F	2,686,206	312,816	401,204	--	2,825,721
Fidelity Series Global ex U.S. Index Fund	17,936,908	2,154,314	2,118,825	--	19,264,303
Fidelity Series Government Money Market Fund	--	4,100,111	4,100,111	72	--
Fidelity Series Government Money Market Fund Class F 0.29%	--	83,001,984	2,710,412	72,512	80,291,572
Fidelity Series Inflation-Protected Bond Index Fund Class F	14,859,669	1,629,425	718,923	18,433	16,069,555
Fidelity Total Market Index Fund Class F	39,146,637	3,862,002	3,593,935	121,133	42,088,708
Fidelity U.S. Bond Index Fund Class F	100,073,079	11,724,970	5,966,336	1,255,397	107,318,494
Total	$249,357,381	$109,065,162	$96,544,168	$1,506,286	$267,858,353

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index Income Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $250,291,633) — See accompanying schedule		$267,858,353
Receivable for investments sold		288,135
Receivable for fund shares sold		220,251
Receivable from affiliate for expense reductions		15,007
Total assets		268,381,746
Liabilities
Payable for investments purchased	$460,986
Payable for fund shares redeemed	47,392
Transfer agent fees payable	28,124
Total liabilities		536,502
Net Assets		$267,845,244
Net Assets consist of:
Paid in capital		$251,316,006
Undistributed net investment income		236,464
Accumulated undistributed net realized gain (loss) on investments		(1,273,946)
Net unrealized appreciation (depreciation) on investments		17,566,720
Net Assets		$267,845,244
Investor Class:
Net Asset Value, offering price and redemption price per share ($141,446,980 ÷ 12,172,778 shares)		$11.62
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($126,398,264 ÷ 10,889,683 shares)		$11.61

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$1,506,286
Expenses
Transfer agent fees	$146,814
Independent trustees' fees and expenses	580
Total expenses before reductions	147,394
Expense reductions	(80,361)	67,033
Net investment income (loss)		1,439,253
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(3,920)
Capital gain distributions from underlying funds	72,697
Total net realized gain (loss)		68,777
Change in net unrealized appreciation (depreciation) on investment securities		5,984,290
Net gain (loss)		6,053,067
Net increase (decrease) in net assets resulting from operations		$7,492,320

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,439,253	$3,748,403
Net realized gain (loss)	68,777	(155,797)
Change in net unrealized appreciation (depreciation)	5,984,290	(3,540,802)
Net increase (decrease) in net assets resulting from operations	7,492,320	51,804
Distributions to shareholders from net investment income	(1,476,813)	(3,586,304)
Distributions to shareholders from net realized gain	(88,855)	(178,836)
Total distributions	(1,565,668)	(3,765,140)
Share transactions - net increase (decrease)	12,572,812	8,798,766
Total increase (decrease) in net assets	18,499,464	5,085,430
Net Assets
Beginning of period	249,345,780	244,260,350
End of period	$267,845,244	$249,345,780
Other Information
Undistributed net investment income end of period	$236,464	$274,024

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index Income Fund Investor Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.36	$11.52	$11.32	$11.13	$10.89	$10.74
Income from Investment Operations
Net investment income (loss)A	.06	.16	.17	.13	.12	.13
Net realized and unrealized gain (loss)	.27	(.15)	.26	.20	.29	.24
Total from investment operations	.33	.01	.43	.33	.41	.37
Distributions from net investment income	(.06)	(.16)	(.16)	(.12)	(.11)	(.13)
Distributions from net realized gain	–B	(.01)	(.07)	(.02)	(.05)	(.09)
Total distributions	(.07)C	(.17)	(.23)	(.14)	(.17)D	(.22)
Net asset value, end of period	$11.62	$11.36	$11.52	$11.32	$11.13	$10.89
Total ReturnE,F	2.90%	.10%	3.83%	2.98%	3.75%	3.52%
Ratios to Average Net AssetsG,H
Expenses before reductions	.15%I	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.08%I	.07%	.08%	.08%	.10%	.09%
Expenses net of all reductions	.08%I	.07%	.08%	.08%	.10%	.09%
Net investment income (loss)	1.08%I	1.39%	1.49%	1.20%	1.06%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$141,447	$140,481	$244,260	$164,926	$132,753	$67,405
Portfolio turnover rateH	74 %I	22%	20%J	43%	19%	31%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.07 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $.004 per share.

 D Total distributions of $.17 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $.053 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any Underlying Funds.

 I Annualized

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index Income Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$11.35	$11.48
Income from Investment Operations
Net investment income (loss)B	.07	.18
Net realized and unrealized gain (loss)	.26	(.15)
Total from investment operations	.33	.03
Distributions from net investment income	(.07)	(.15)
Distributions from net realized gain	–C	(.01)
Total distributions	(.07)	(.16)
Net asset value, end of period	$11.61	$11.35
Total ReturnD,E	2.93%	.26%
Ratios to Average Net AssetsF,G
Expenses before reductions	.07%H	.05%H
Expenses net of fee waivers, if any	.02%H	.01%H
Expenses net of all reductions	.02%H	.01%H
Net investment income (loss)	1.13%H	2.12%H
Supplemental Data
Net assets, end of period (000 omitted)	$126,398	$108,865
Portfolio turnover rateG	74 %H	22%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity U.S. Bond Index Fund Class F	37.0	36.8
Fidelity Total Market Index Fund Class F	23.9	24.5
Fidelity Series Government Money Market Fund Class F 0.29%	22.4	0.0
Fidelity Series Global ex U.S. Index Fund	10.7	11.0
Fidelity Series Inflation-Protected Bond Index Fund Class F	4.9	4.7
Fidelity Series Commodity Strategy Fund Class F	1.1	1.1
Fidelity Institutional Money Market Portfolio Class F 0.39%	0.0	21.9
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	23.9%
Commodity Funds	1.1%
International Equity Funds	10.7%
Bond Funds	37.0%
Inflation-Protected Bond Funds	4.9%
Short-Term Funds	22.4%

Six months ago
Domestic Equity Funds	24.5%
Commodity Funds	1.1%
International Equity Funds	11.0%
Bond Funds	36.8%
Inflation-Protected Bond Funds	4.7%
Short-Term Funds	21.9%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2005 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 23.9%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $13,955,802)	340,050	21,477,555

Commodity Funds - 1.1%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $1,246,126)	177,295	948,528

International Equity Funds - 10.7%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $9,242,453)	861,010	9,591,647

Bond Funds - 37.0%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $32,138,020)	2,779,803	33,190,848

Inflation-Protected Bond Funds - 4.9%
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)
(Cost $4,485,168)	432,345	4,358,036

Short-Term Funds - 22.4%
Fidelity Series Government Money Market Fund Class F 0.29% (a)(c)
(Cost $20,109,531)	20,109,531	20,109,531
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $81,177,100)		89,676,145
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,979)
NET ASSETS - 100%		$89,671,166

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$17,442,500	$888,940	$18,331,440	$9,102	--
Fidelity Series Commodity Strategy Fund Class F	853,689	128,958	108,228	--	948,528
Fidelity Series Global ex U.S. Index Fund	8,738,127	1,408,324	1,186,536	--	9,591,647
Fidelity Series Government Money Market Fund	--	974,265	974,265	17	--
Fidelity Series Government Money Market Fund Class F 0.29%	--	20,979,219	869,689	17,416	20,109,531
Fidelity Series Inflation-Protected Bond Index Fund Class F	3,778,796	718,354	217,645	4,780	4,358,036
Fidelity Total Market Index Fund Class F	19,519,820	2,817,385	2,202,830	60,346	21,477,555
Fidelity U.S. Bond Index Fund Class F	29,370,920	5,364,335	1,981,546	373,743	33,190,848
Total	$79,703,852	$33,279,780	$25,872,179	$465,404	$89,676,145

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $81,177,100) — See accompanying schedule		$89,676,145
Cash		1
Receivable for investments sold		213,438
Receivable for fund shares sold		639,902
Receivable from affiliate for expense reductions		4,274
Total assets		90,533,760
Liabilities
Payable for investments purchased	$185,997
Payable for fund shares redeemed	667,163
Transfer agent fees payable	9,434
Total liabilities		862,594
Net Assets		$89,671,166
Net Assets consist of:
Paid in capital		$81,078,471
Undistributed net investment income		440,402
Accumulated undistributed net realized gain (loss) on investments		(346,752)
Net unrealized appreciation (depreciation) on investments		8,499,045
Net Assets		$89,671,166
Investor Class:
Net Asset Value, offering price and redemption price per share ($52,590,715 ÷ 4,089,355 shares)		$12.86
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($37,080,451 ÷ 2,882,889 shares)		$12.86

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$465,404
Expenses
Transfer agent fees	$49,837
Independent trustees' fees and expenses	187
Total expenses before reductions	50,024
Expense reductions	(24,624)	25,400
Net investment income (loss)		440,004
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	40,511
Capital gain distributions from underlying funds	36,216
Total net realized gain (loss)		76,727
Change in net unrealized appreciation (depreciation) on investment securities		2,524,222
Net gain (loss)		2,600,949
Net increase (decrease) in net assets resulting from operations		$3,040,953

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$440,004	$1,278,400
Net realized gain (loss)	76,727	39,809
Change in net unrealized appreciation (depreciation)	2,524,222	(1,569,090)
Net increase (decrease) in net assets resulting from operations	3,040,953	(250,881)
Distributions to shareholders from net investment income	(183,922)	(1,242,872)
Distributions to shareholders from net realized gain	(92,722)	(24,533)
Total distributions	(276,644)	(1,267,405)
Share transactions - net increase (decrease)	7,207,004	6,702,183
Total increase (decrease) in net assets	9,971,313	5,183,897
Net Assets
Beginning of period	79,699,853	74,515,956
End of period	$89,671,166	$79,699,853
Other Information
Undistributed net investment income end of period	$440,402	$184,320

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2005 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.45	$12.71	$12.50	$11.91	$11.50	$11.44
Income from Investment Operations
Net investment income (loss)A	.06	.20	.21	.16	.14	.16
Net realized and unrealized gain (loss)	.39	(.25)	.39	.46	.45	.18
Total from investment operations	.45	(.05)	.60	.62	.59	.34
Distributions from net investment income	(.03)	(.20)	(.33)	(.01)	(.14)	(.14)
Distributions from net realized gain	(.01)	–B	(.06)	(.02)	(.04)	(.14)
Total distributions	(.04)	(.21)C	(.39)	(.03)	(.18)	(.28)
Net asset value, end of period	$12.86	$12.45	$12.71	$12.50	$11.91	$11.50
Total ReturnD,E	3.63%	(.40)%	4.87%	5.25%	5.17%	3.11%
Ratios to Average Net AssetsF,G
Expenses before reductions	.15%H	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.08%H	.07%	.08%	.08%	.09%	.09%
Expenses net of all reductions	.08%H	.07%	.08%	.08%	.09%	.09%
Net investment income (loss)	1.02%H	1.58%	1.65%	1.29%	1.22%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$52,591	$50,790	$74,516	$66,401	$62,983	$43,986
Portfolio turnover rateG	61 %H	28%	22%	49%	23%	37%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.203 and distributions from net realized gain of $.004 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2005 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$12.45	$12.73
Income from Investment Operations
Net investment income (loss)B	.07	.21
Net realized and unrealized gain (loss)	.38	(.30)
Total from investment operations	.45	(.09)
Distributions from net investment income	(.03)	(.18)
Distributions from net realized gain	(.01)	–C
Total distributions	(.04)	(.19)D
Net asset value, end of period	$12.86	$12.45
Total ReturnE,F	3.65%	(.73)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.07%I	.05%I
Expenses net of fee waivers, if any	.03%I	.01%I
Expenses net of all reductions	.03%I	.01%I
Net investment income (loss)	1.08%I	2.28%I
Supplemental Data
Net assets, end of period (000 omitted)	$37,080	$28,910
Portfolio turnover rateH	61 %I	28%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.19 per share is comprised of distributions from net investment income of $.181 and distributions from net realized gain of $.004 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity U.S. Bond Index Fund Class F	34.4	34.2
Fidelity Total Market Index Fund Class F	30.1	30.7
Fidelity Series Government Money Market Fund Class F 0.29%	17.1	0.0
Fidelity Series Global ex U.S. Index Fund	13.3	13.6
Fidelity Series Inflation-Protected Bond Index Fund Class F	4.0	3.9
Fidelity Series Commodity Strategy Fund Class F	1.1	1.1
Fidelity Institutional Money Market Portfolio Class F 0.39%	0.0	16.5
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	30.1%
Commodity Funds	1.1%
International Equity Funds	13.3%
Bond Funds	34.4%
Inflation-Protected Bond Funds	4.0%
Short-Term Funds	17.1%

Six months ago
Domestic Equity Funds	30.7%
Commodity Funds	1.1%
International Equity Funds	13.6%
Bond Funds	34.2%
Inflation-Protected Bond Funds	3.9%
Short-Term Funds	16.5%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2010 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 30.1%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $81,290,877)	2,245,531	141,827,750

Commodity Funds - 1.1%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $7,029,581)	975,808	5,220,571

International Equity Funds - 13.3%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $58,621,016)	5,647,563	62,913,857

Bond Funds - 34.4%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $156,694,956)	13,593,522	162,306,652

Inflation-Protected Bond Funds - 4.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)
(Cost $19,439,108)	1,891,831	19,069,660

Short-Term Funds - 17.1%
Fidelity Series Government Money Market Fund Class F 0.29% (a)(c)
(Cost $80,612,001)	80,612,001	80,612,001
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $403,687,539)		471,950,491
NET OTHER ASSETS (LIABILITIES) - 0.0%		(27,742)
NET ASSETS - 100%		$471,922,749

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$73,915,755	$1,797,235	$75,712,990	$38,118	--
Fidelity Series Commodity Strategy Fund Class F	5,065,057	323,996	593,854	--	5,220,571
Fidelity Series Global ex U.S. Index Fund	60,961,031	5,082,694	7,330,135	--	62,913,857
Fidelity Series Government Money Market Fund	--	4,021,163	4,021,163	71	--
Fidelity Series Government Money Market Fund Class F 0.29%	--	83,796,951	3,184,949	70,895	80,612,001
Fidelity Series Inflation-Protected Bond Index Fund Class F	17,478,966	2,210,670	971,579	21,502	19,069,660
Fidelity Total Market Index Fund Class F	137,200,248	9,325,235	13,722,436	424,599	141,827,750
Fidelity U.S. Bond Index Fund Class F	152,976,872	17,460,535	10,358,332	1,880,155	162,306,652
Total	$447,597,929	$124,018,479	$115,895,438	$2,435,340	$471,950,491

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $403,687,539) — See accompanying schedule		$471,950,491
Cash		3
Receivable for investments sold		1,053,429
Receivable for fund shares sold		1,050,306
Receivable from affiliate for expense reductions		20,470
Total assets		474,074,699
Liabilities
Payable for investments purchased	$1,845,374
Payable for fund shares redeemed	258,362
Transfer agent fees payable	48,214
Total liabilities		2,151,950
Net Assets		$471,922,749
Net Assets consist of:
Paid in capital		$403,154,538
Undistributed net investment income		2,236,302
Accumulated undistributed net realized gain (loss) on investments		(1,731,043)
Net unrealized appreciation (depreciation) on investments		68,262,952
Net Assets		$471,922,749
Investor Class:
Net Asset Value, offering price and redemption price per share ($223,921,832 ÷ 16,526,397 shares)		$13.55
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($248,000,917 ÷ 18,300,784 shares)		$13.55

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$2,435,340
Expenses
Transfer agent fees	$247,744
Independent trustees' fees and expenses	1,020
Total expenses before reductions	248,764
Expense reductions	(119,106)	129,658
Net investment income (loss)		2,305,682
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	249,868
Capital gain distributions from underlying funds	254,820
Total net realized gain (loss)		504,688
Change in net unrealized appreciation (depreciation) on investment securities		15,979,990
Net gain (loss)		16,484,678
Net increase (decrease) in net assets resulting from operations		$18,790,360

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,305,682	$8,029,523
Net realized gain (loss)	504,688	872,879
Change in net unrealized appreciation (depreciation)	15,979,990	(13,115,219)
Net increase (decrease) in net assets resulting from operations	18,790,360	(4,212,817)
Distributions to shareholders from net investment income	(947,502)	(8,001,626)
Distributions to shareholders from net realized gain	–	(137,366)
Total distributions	(947,502)	(8,138,992)
Share transactions - net increase (decrease)	6,501,296	(20,930,590)
Total increase (decrease) in net assets	24,344,154	(33,282,399)
Net Assets
Beginning of period	447,578,595	480,860,994
End of period	$471,922,749	$447,578,595
Other Information
Undistributed net investment income end of period	$2,236,302	$878,122

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2010 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.03	$13.36	$13.08	$12.27	$11.71	$11.65
Income from Investment Operations
Net investment income (loss)A	.07	.20	.23	.18	.18	.20
Net realized and unrealized gain (loss)	.48	(.30)	.46	.68	.61	.21
Total from investment operations	.55	(.10)	.69	.86	.79	.41
Distributions from net investment income	(.03)	(.23)	(.35)	(.02)	(.17)	(.18)
Distributions from net realized gain	–	–B	(.05)	(.04)	(.06)	(.17)
Total distributions	(.03)	(.23)	(.41)C	(.05)D	(.23)	(.35)
Net asset value, end of period	$13.55	$13.03	$13.36	$13.08	$12.27	$11.71
Total ReturnE,F	4.20%	(.72)%	5.36%	7.05%	6.80%	3.64%
Ratios to Average Net AssetsG,H
Expenses before reductions	.15%I	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.09%I	.08%	.08%	.09%	.10%	.09%
Expenses net of all reductions	.09%I	.08%	.08%	.09%	.10%	.09%
Net investment income (loss)	.98%I	1.52%	1.72%	1.45%	1.54%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$223,922	$232,187	$480,861	$430,767	$364,853	$238,158
Portfolio turnover rateH	51 %I	22%	23%	39%	21%	33%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.41 per share is comprised of distributions from net investment income of $.353 and distributions from net realized gain of $.055 per share.

 D Total distributions of $.05 per share is comprised of distributions from net investment income of $.017 and distributions from net realized gain of $.035 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2010 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$13.03	$13.43
Income from Investment Operations
Net investment income (loss)B	.07	.27
Net realized and unrealized gain (loss)	.48	(.46)
Total from investment operations	.55	(.19)
Distributions from net investment income	(.03)	(.21)
Distributions from net realized gain	–	–C
Total distributions	(.03)	(.21)
Net asset value, end of period	$13.55	$13.03
Total ReturnD,E	4.22%	(1.39)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.07%H	.05%H
Expenses net of fee waivers, if any	.03%H	.02%H
Expenses net of all reductions	.03%H	.02%H
Net investment income (loss)	1.04%H	2.81%H
Supplemental Data
Net assets, end of period (000 omitted)	$248,001	$215,392
Portfolio turnover rateG	51 %H	22%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Market Index Fund Class F	36.3	36.7
Fidelity U.S. Bond Index Fund Class F	31.6	31.5
Fidelity Series Global ex U.S. Index Fund	16.0	16.2
Fidelity Series Government Money Market Fund Class F 0.29%	11.7	0.0
Fidelity Series Inflation-Protected Bond Index Fund Class F	3.2	3.1
Fidelity Series Commodity Strategy Fund Class F	1.2	1.2
Fidelity Institutional Money Market Portfolio Class F 0.39%	0.0	11.3
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	36.3%
Commodity Funds	1.2%
International Equity Funds	16.0%
Bond Funds	31.6%
Inflation-Protected Bond Funds	3.2%
Short-Term Funds	11.7%

Six months ago
Domestic Equity Funds	36.7%
Commodity Funds	1.2%
International Equity Funds	16.2%
Bond Funds	31.5%
Inflation-Protected Bond Funds	3.1%
Short-Term Funds	11.3%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2015 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.3%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $220,682,754)	5,571,719	351,909,803

Commodity Funds - 1.2%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $14,948,783)	2,080,659	11,131,526

International Equity Funds - 16.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $148,188,498)	13,926,016	155,135,822

Bond Funds - 31.6%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $296,820,370)	25,594,059	305,593,068

Inflation-Protected Bond Funds - 3.2%
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)
(Cost $32,042,724)	3,096,239	31,210,087

Short-Term Funds - 11.7%
Fidelity Series Government Money Market Fund Class F 0.29% (a)(c)
(Cost $113,213,050)	113,213,050	113,213,050
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $825,896,179)		968,193,356
NET OTHER ASSETS (LIABILITIES) - 0.0%		(65,614)
NET ASSETS - 100%		$968,127,742

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$102,954,321	$2,324,173	$105,278,494	$53,032	--
Fidelity Series Commodity Strategy Fund Class F	10,437,138	583,330	753,186	--	11,131,526
Fidelity Series Global ex U.S. Index Fund	147,341,830	12,921,723	15,474,701	--	155,135,822
Fidelity Series Government Money Market Fund	--	5,604,306	5,604,306	99	--
Fidelity Series Government Money Market Fund Class F 0.29%	--	116,222,090	3,009,039	99,524	113,213,050
Fidelity Series Inflation-Protected Bond Index Fund Class F	28,391,365	3,433,997	1,185,933	34,989	31,210,087
Fidelity Total Market Index Fund Class F	333,289,359	22,904,048	26,471,291	1,031,109	351,909,803
Fidelity U.S. Bond Index Fund Class F	285,756,519	31,605,440	15,908,855	3,526,335	305,593,068
Total	$908,170,532	$195,599,107	$173,685,805	$4,745,088	$968,193,356

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $825,896,179) — See accompanying schedule		$968,193,356
Cash		2
Receivable for investments sold		2,460,425
Receivable for fund shares sold		1,194,036
Receivable from affiliate for expense reductions		37,482
Total assets		971,885,301
Liabilities
Payable for investments purchased	$3,311,529
Payable for fund shares redeemed	342,781
Transfer agent fees payable	103,249
Total liabilities		3,757,559
Net Assets		$968,127,742
Net Assets consist of:
Paid in capital		$828,307,473
Undistributed net investment income		4,299,741
Accumulated undistributed net realized gain (loss) on investments		(6,776,649)
Net unrealized appreciation (depreciation) on investments		142,297,177
Net Assets		$968,127,742
Investor Class:
Net Asset Value, offering price and redemption price per share ($553,810,922 ÷ 40,081,722 shares)		$13.82
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($414,316,820 ÷ 29,994,388 shares)		$13.81

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$4,745,088
Expenses
Transfer agent fees	$543,861
Independent trustees' fees and expenses	2,078
Total expenses before reductions	545,939
Expense reductions	(240,790)	305,149
Net investment income (loss)		4,439,939
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	681,513
Capital gain distributions from underlying funds	618,811
Total net realized gain (loss)		1,300,324
Change in net unrealized appreciation (depreciation) on investment securities		37,430,239
Net gain (loss)		38,730,563
Net increase (decrease) in net assets resulting from operations		$43,170,502

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,439,939	$16,831,583
Net realized gain (loss)	1,300,324	960,037
Change in net unrealized appreciation (depreciation)	37,430,239	(28,731,002)
Net increase (decrease) in net assets resulting from operations	43,170,502	(10,939,382)
Distributions to shareholders from net investment income	(1,735,714)	(16,720,219)
Distributions to shareholders from net realized gain	–	(202,772)
Total distributions	(1,735,714)	(16,922,991)
Share transactions - net increase (decrease)	18,566,916	25,187,493
Total increase (decrease) in net assets	60,001,704	(2,674,880)
Net Assets
Beginning of period	908,126,038	910,800,918
End of period	$968,127,742	$908,126,038
Other Information
Undistributed net investment income end of period	$4,299,741	$1,595,516

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2015 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.22	$13.62	$13.31	$12.39	$11.80	$11.71
Income from Investment Operations
Net investment income (loss)A	.06	.23	.25	.20	.19	.20
Net realized and unrealized gain (loss)	.56	(.38)	.52	.75	.63	.22
Total from investment operations	.62	(.15)	.77	.95	.82	.42
Distributions from net investment income	(.02)	(.25)	(.41)	(.02)	(.18)	(.17)
Distributions from net realized gain	–	–B	(.05)	(.02)	(.05)	(.15)
Total distributions	(.02)	(.25)	(.46)	(.03)C	(.23)	(.33)D
Net asset value, end of period	$13.82	$13.22	$13.62	$13.31	$12.39	$11.80
Total ReturnE,F	4.73%	(1.10)%	5.87%	7.71%	7.02%	3.70%
Ratios to Average Net AssetsG,H
Expenses before reductions	.15%I	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.09%I	.08%	.08%	.09%	.10%	.09%
Expenses net of all reductions	.09%I	.08%	.08%	.09%	.10%	.09%
Net investment income (loss)	.93%I	1.70%	1.86%	1.56%	1.58%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$553,811	$577,905	$910,801	$828,722	$672,276	$412,376
Portfolio turnover rateH	37%I	22%	19%	29%	14%	23%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.03 per share is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $.017 per share.

 D Total distributions of $.33 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.151 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the activity of the underlying investments.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2015 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$13.21	$13.72
Income from Investment Operations
Net investment income (loss)B	.07	.28
Net realized and unrealized gain (loss)	.56	(.56)
Total from investment operations	.63	(.28)
Distributions from net investment income	(.03)	(.23)
Distributions from net realized gain	–	–C
Total distributions	(.03)	(.23)
Net asset value, end of period	$13.81	$13.21
Total ReturnD,E	4.76%	(2.03)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.07%H	.05%H
Expenses net of fee waivers, if any	.03%H	.02%H
Expenses net of all reductions	.03%H	.02%H
Net investment income (loss)	.98%H	2.84%H
Supplemental Data
Net assets, end of period (000 omitted)	$414,317	$330,221
Portfolio turnover rateG	37%H	22%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the activity of the underlying investments.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Market Index Fund Class F	40.3	40.7
Fidelity U.S. Bond Index Fund Class F	30.0	29.9
Fidelity Series Global ex U.S. Index Fund	17.8	18.0
Fidelity Series Government Money Market Fund Class F 0.29%	8.3	0.0
Fidelity Series Inflation-Protected Bond Index Fund Class F	2.4	2.3
Fidelity Series Commodity Strategy Fund Class F	1.2	1.2
Fidelity Institutional Money Market Portfolio Class F 0.39%	0.0	7.9
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	40.3%
Commodity Funds	1.2%
International Equity Funds	17.8%
Bond Funds	30.0%
Inflation-Protected Bond Funds	2.4%
Short-Term Funds	8.3%

Six months ago
Domestic Equity Funds	40.7%
Commodity Funds	1.2%
International Equity Funds	18.0%
Bond Funds	29.9%
Inflation-Protected Bond Funds	2.3%
Short-Term Funds	7.9%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2020 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.3%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $850,947,635)	19,018,138	1,201,185,611

Commodity Funds - 1.2%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $46,529,204)	6,728,756	35,998,844

International Equity Funds - 17.8%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $515,191,284)	47,453,237	528,629,061

Bond Funds - 30.0%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $870,244,216)	74,761,719	892,654,925

Inflation-Protected Bond Funds - 2.4%
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)
(Cost $73,034,706)	7,130,114	71,871,548

Short-Term Funds - 8.3%
Fidelity Series Government Money Market Fund Class F 0.29% (a)(c)
(Cost $246,159,281)	246,159,281	246,159,281
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,602,106,326)		2,976,499,270
NET OTHER ASSETS (LIABILITIES) - 0.0%		(198,262)
NET ASSETS - 100%		$2,976,301,008

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$210,392,054	$5,502,456	$215,894,511	$108,896	--
Fidelity Series Commodity Strategy Fund Class F	32,340,808	3,214,148	2,289,155	--	35,998,844
Fidelity Series Global ex U.S. Index Fund	477,883,309	50,124,019	33,977,478	--	528,629,061
Fidelity Series Government Money Market Fund	--	11,519,232	11,519,232	204	--
Fidelity Series Government Money Market Fund Class F 0.29%	--	248,456,445	2,297,165	211,074	246,159,281
Fidelity Series Inflation-Protected Bond Index Fund Class F	61,644,547	9,842,029	906,930	78,032	71,871,548
Fidelity Total Market Index Fund Class F	1,082,595,781	96,953,602	51,874,881	3,362,229	1,201,185,611
Fidelity U.S. Bond Index Fund Class F	795,647,004	109,669,781	24,267,705	10,030,916	892,654,925
Total	$2,660,503,503	$535,281,712	$343,027,057	$13,791,351	$2,976,499,270

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $2,602,106,326) — See accompanying schedule		$2,976,499,270
Receivable for investments sold		8,111,067
Receivable for fund shares sold		3,585,481
Receivable from affiliate for expense reductions		105,766
Total assets		2,988,301,584
Liabilities
Payable for investments purchased	$10,387,871
Payable for fund shares redeemed	1,308,676
Transfer agent fees payable	304,029
Total liabilities		12,000,576
Net Assets		$2,976,301,008
Net Assets consist of:
Paid in capital		$2,612,997,952
Undistributed net investment income		12,524,008
Accumulated undistributed net realized gain (loss) on investments		(23,613,896)
Net unrealized appreciation (depreciation) on investments		374,392,944
Net Assets		$2,976,301,008
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,391,028,186 ÷ 97,146,598 shares)		$14.32
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($1,585,272,822 ÷ 110,730,954 shares)		$14.32

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$13,791,351
Expenses
Transfer agent fees	$1,523,750
Independent trustees' fees and expenses	6,166
Total expenses before reductions	1,529,916
Expense reductions	(660,063)	869,853
Net investment income (loss)		12,921,498
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(1,815,661)
Capital gain distributions from underlying funds	2,017,815
Total net realized gain (loss)		202,154
Change in net unrealized appreciation (depreciation) on investment securities		125,560,641
Net gain (loss)		125,762,795
Net increase (decrease) in net assets resulting from operations		$138,684,293

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,921,498	$49,551,490
Net realized gain (loss)	202,154	384,670
Change in net unrealized appreciation (depreciation)	125,560,641	(84,872,924)
Net increase (decrease) in net assets resulting from operations	138,684,293	(34,936,764)
Distributions to shareholders from net investment income	(4,802,669)	(48,681,022)
Distributions to shareholders from net realized gain	–	(565,398)
Total distributions	(4,802,669)	(49,246,420)
Share transactions - net increase (decrease)	182,030,069	286,511,907
Total increase (decrease) in net assets	315,911,693	202,328,723
Net Assets
Beginning of period	2,660,389,315	2,458,060,592
End of period	$2,976,301,008	$2,660,389,315
Other Information
Undistributed net investment income end of period	$12,524,008	$4,405,179

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2020 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.65	$14.10	$13.72	$12.67	$12.03	$12.00
Income from Investment Operations
Net investment income (loss)A	.06	.23	.26	.22	.20	.22
Net realized and unrealized gain (loss)	.63	(.42)	.57	.86	.68	.16
Total from investment operations	.69	(.19)	.83	1.08	.88	.38
Distributions from net investment income	(.02)	(.26)	(.41)	(.02)	(.19)	(.19)
Distributions from net realized gain	–	–B	(.04)	(.01)	(.05)	(.16)
Total distributions	(.02)	(.26)	(.45)	(.03)	(.24)	(.35)
Net asset value, end of period	$14.32	$13.65	$14.10	$13.72	$12.67	$12.03
Total ReturnC,D	5.09%	(1.34)%	6.18%	8.55%	7.38%	3.36%
Ratios to Average Net AssetsE,F
Expenses before reductions	.15%G	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.09%G	.08%	.08%	.09%	.10%	.09%
Expenses net of all reductions	.09%G	.08%	.08%	.09%	.10%	.09%
Net investment income (loss)	.90%G	1.69%	1.90%	1.66%	1.68%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$1,391,028	$1,410,489	$2,458,061	$2,010,769	$1,430,835	$812,369
Portfolio turnover rateF	24%G	16%	16%	25%	11%	20%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2020 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$13.65	$14.24
Income from Investment Operations
Net investment income (loss)B	.07	.32
Net realized and unrealized gain (loss)	.63	(.67)
Total from investment operations	.70	(.35)
Distributions from net investment income	(.03)	(.24)
Distributions from net realized gain	–	–C
Total distributions	(.03)	(.24)
Net asset value, end of period	$14.32	$13.65
Total ReturnD,E	5.11%	(2.42)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.07%H	.05%H
Expenses net of fee waivers, if any	.03%H	.02%H
Expenses net of all reductions	.03%H	.02%H
Net investment income (loss)	.95%H	3.12%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,585,273	$1,249,900
Portfolio turnover rateG	24%H	16%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Market Index Fund Class F	44.3	45.3
Fidelity U.S. Bond Index Fund Class F	28.4	27.9
Fidelity Series Global ex U.S. Index Fund	19.5	20.0
Fidelity Series Government Money Market Fund Class F 0.29%	4.9	0.0
Fidelity Series Inflation-Protected Bond Index Fund Class F	1.6	1.5
Fidelity Series Commodity Strategy Fund Class F	1.3	1.3
Fidelity Institutional Money Market Portfolio Class F 0.39%	0.0	4.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	44.3%
Commodity Funds	1.3%
International Equity Funds	19.5%
Bond Funds	28.4%
Inflation-Protected Bond Funds	1.6%
Short-Term Funds	4.9%

Six months ago
Domestic Equity Funds	45.3%
Commodity Funds	1.3%
International Equity Funds	20.0%
Bond Funds	27.9%
Inflation-Protected Bond Funds	1.5%
Short-Term Funds	4.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2025 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 44.3%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $737,451,696)	16,200,626	1,023,231,535

Commodity Funds - 1.3%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $36,740,330)	5,515,964	29,510,408

International Equity Funds - 19.5%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $438,518,164)	40,456,206	450,682,130

Bond Funds - 28.4%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $640,677,833)	54,913,451	655,666,606

Inflation-Protected Bond Funds - 1.6%
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)
(Cost $37,596,732)	3,695,499	37,250,635

Short-Term Funds - 4.9%
Fidelity Series Government Money Market Fund Class F 0.29% (a)(c)
(Cost $112,042,262)	112,042,262	112,042,262
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,003,027,017)		2,308,383,576
NET OTHER ASSETS (LIABILITIES) - 0.0%		(165,954)
NET ASSETS - 100%		$2,308,217,622

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Portfolio Class F	$78,284,051	$5,449,229	$83,733,280	$41,174	--
Fidelity Series Commodity Strategy Fund Class F	25,103,313	3,984,724	1,696,134	--	29,510,408
Fidelity Series Global ex U.S. Index Fund	393,983,564	59,371,583	32,151,223	--	450,682,130
Fidelity Series Government Money Market Fund	--	4,468,018	4,468,018	79	--
Fidelity Series Government Money Market Fund Class F 0.29%	--	112,683,014	640,751	89,176	112,042,262
Fidelity Series Inflation-Protected Bond Index Fund Class F	29,741,585	7,196,422	343,717	39,137	37,250,635
Fidelity Total Market Index Fund Class F	894,380,763	113,190,719	46,927,050	2,792,177	1,023,231,535
Fidelity U.S. Bond Index Fund Class F	551,303,177	108,889,455	12,744,281	7,172,760	655,666,606
Total	$1,972,796,453	$415,233,164	$182,704,454	$10,134,503	$2,308,383,576

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $2,003,027,017) — See accompanying schedule		$2,308,383,576
Cash		1
Receivable for investments sold		6,876,494
Receivable for fund shares sold		5,562,628
Receivable from affiliate for expense reductions		73,729
Total assets		2,320,896,428
Liabilities
Payable for investments purchased	$11,504,594
Payable for fund shares redeemed	934,524
Transfer agent fees payable	239,688
Total liabilities		12,678,806
Net Assets		$2,308,217,622
Net Assets consist of:
Paid in capital		$2,014,565,821
Undistributed net investment income		9,148,809
Accumulated undistributed net realized gain (loss) on investments		(20,853,567)
Net unrealized appreciation (depreciation) on investments		305,356,559
Net Assets		$2,308,217,622
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,213,540,134 ÷ 80,775,311 shares)		$15.02
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($1,094,677,488 ÷ 72,850,537 shares)		$15.03

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$10,134,503
Expenses
Transfer agent fees	$1,214,142
Independent trustees' fees and expenses	4,656
Total expenses before reductions	1,218,798
Expense reductions	(495,768)	723,030
Net investment income (loss)		9,411,473
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(583,766)
Capital gain distributions from underlying funds	1,675,703
Total net realized gain (loss)		1,091,937
Change in net unrealized appreciation (depreciation) on investment securities		103,646,741
Net gain (loss)		104,738,678
Net increase (decrease) in net assets resulting from operations		$114,150,151

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,411,473	$36,771,798
Net realized gain (loss)	1,091,937	(2,193,994)
Change in net unrealized appreciation (depreciation)	103,646,741	(65,098,446)
Net increase (decrease) in net assets resulting from operations	114,150,151	(30,520,642)
Distributions to shareholders from net investment income	(3,133,672)	(35,093,602)
Distributions to shareholders from net realized gain	–	(385,553)
Total distributions	(3,133,672)	(35,479,155)
Share transactions - net increase (decrease)	224,494,746	314,763,608
Total increase (decrease) in net assets	335,511,225	248,763,811
Net Assets
Beginning of period	1,972,706,397	1,723,942,586
End of period	$2,308,217,622	$1,972,706,397
Other Information
Undistributed net investment income end of period	$9,148,809	$2,871,008

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2025 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.27	$14.80	$14.36	$12.99	$12.21	$12.22
Income from Investment Operations
Net investment income (loss)A	.06	.27	.30	.24	.22	.23
Net realized and unrealized gain (loss)	.71	(.52)	.65	1.15	.80	.11
Total from investment operations	.77	(.25)	.95	1.39	1.02	.34
Distributions from net investment income	(.02)	(.27)	(.48)B	(.01)	(.21)	(.19)
Distributions from net realized gain	–	–C	(.03)B	(.01)	(.04)	(.16)
Total distributions	(.02)	(.28)D	(.51)	(.02)	(.24)E	(.35)
Net asset value, end of period	$15.02	$14.27	$14.80	$14.36	$12.99	$12.21
Total ReturnF,G	5.41%	(1.72)%	6.73%	10.75%	8.50%	3.03%
Ratios to Average Net AssetsH,I
Expenses before reductions	.15%J	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.09%J	.08%	.08%	.09%	.10%	.09%
Expenses net of all reductions	.09%J	.08%	.08%	.09%	.10%	.09%
Net investment income (loss)	.86%J	1.84%	2.03%	1.78%	1.82%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$1,213,540	$1,179,785	$1,723,943	$1,347,992	$969,395	$537,405
Portfolio turnover rateI	17%J	17%	15%	21%	10%	18%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.005 per share.

 D Total distributions of $.28 per share is comprised of distributions from net investment income of $.272 and distributions from net realized gain of $.003 per share.

 E Total distributions of $.24 per share is comprised of distributions from net investment income of $.205 and distributions from net realized gain of $.038 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any Underlying Funds.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2025 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$14.27	$15.00
Income from Investment Operations
Net investment income (loss)B	.07	.33
Net realized and unrealized gain (loss)	.71	(.79)
Total from investment operations	.78	(.46)
Distributions from net investment income	(.02)	(.27)
Distributions from net realized gain	–	–C
Total distributions	(.02)	(.27)
Net asset value, end of period	$15.03	$14.27
Total ReturnD,E	5.50%	(3.07)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.07%H	.05%H
Expenses net of fee waivers, if any	.04%H	.02%H
Expenses net of all reductions	.04%H	.02%H
Net investment income (loss)	.91%H	3.08%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,094,677	$792,922
Portfolio turnover rateG	17%H	17%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Market Index Fund Class F	54.6	55.3
Fidelity Series Global ex U.S. Index Fund	23.9	24.3
Fidelity U.S. Bond Index Fund Class F	19.4	18.4
Fidelity Series Commodity Strategy Fund Class F	1.3	1.3
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.8	0.7
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	54.6%
Commodity Funds	1.3%
International Equity Funds	23.9%
Bond Funds	19.4%
Inflation-Protected Bond Funds	0.8%

Six months ago
Domestic Equity Funds	55.3%
Commodity Funds	1.3%
International Equity Funds	24.3%
Bond Funds	18.4%
Inflation-Protected Bond Funds	0.7%

Fidelity Freedom® Index 2030 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 54.6%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $1,183,135,839)	25,068,819	1,583,346,592

Commodity Funds - 1.3%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $48,181,523)	7,128,967	38,139,973

International Equity Funds - 23.9%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $685,281,979)	62,227,143	693,210,368

Bond Funds - 19.4%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $547,535,065)	46,987,345	561,028,898

Inflation-Protected Bond Funds - 0.8%
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)
(Cost $23,002,556)	2,280,846	22,990,925
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,487,136,962)		2,898,716,756
NET OTHER ASSETS (LIABILITIES) - 0.0%		(213,177)
NET ASSETS - 100%		$2,898,503,579

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$32,252,771	$5,428,901	$2,320,987	--	$38,139,973
Fidelity Series Global ex U.S. Index Fund	602,068,590	80,801,002	34,674,039	--	693,210,368
Fidelity Series Inflation-Protected Bond Index Fund Class F	17,196,324	5,595,695	201,487	23,318	22,990,925
Fidelity Total Market Index Fund Class F	1,372,593,954	159,947,991	44,954,390	4,272,327	1,583,346,592
Fidelity U.S. Bond Index Fund Class F	456,350,844	106,432,373	8,604,898	6,021,475	561,028,898
Total	$2,480,462,483	$358,205,962	$90,755,801	$10,317,120	$2,898,716,756

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $2,487,136,962) — See accompanying schedule		$2,898,716,756
Cash		1
Receivable for investments sold		10,047,117
Receivable for fund shares sold		4,902,941
Receivable from affiliate for expense reductions		81,206
Total assets		2,913,748,021
Liabilities
Payable for investments purchased	$12,688,797
Payable for fund shares redeemed	2,261,267
Transfer agent fees payable	294,378
Total liabilities		15,244,442
Net Assets		$2,898,503,579
Net Assets consist of:
Paid in capital		$2,503,215,096
Undistributed net investment income		9,098,875
Accumulated undistributed net realized gain (loss) on investments		(25,390,186)
Net unrealized appreciation (depreciation) on investments		411,579,794
Net Assets		$2,898,503,579
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,345,284,593 ÷ 87,512,249 shares)		$15.37
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($1,553,218,986 ÷ 101,028,456 shares)		$15.37

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$10,317,120
Expenses
Transfer agent fees	$1,460,556
Independent trustees' fees and expenses	5,847
Total expenses before reductions	1,466,403
Expense reductions	(592,317)	874,086
Net investment income (loss)		9,443,034
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	359,785
Capital gain distributions from underlying funds	2,564,002
Total net realized gain (loss)		2,923,787
Change in net unrealized appreciation (depreciation) on investment securities		150,453,157
Net gain (loss)		153,376,944
Net increase (decrease) in net assets resulting from operations		$162,819,978

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,443,034	$47,979,197
Net realized gain (loss)	2,923,787	142,744
Change in net unrealized appreciation (depreciation)	150,453,157	(104,899,956)
Net increase (decrease) in net assets resulting from operations	162,819,978	(56,778,015)
Distributions to shareholders from net investment income	(2,522,279)	(47,019,418)
Distributions to shareholders from net realized gain	–	(483,473)
Total distributions	(2,522,279)	(47,502,891)
Share transactions - net increase (decrease)	257,840,885	359,969,928
Total increase (decrease) in net assets	418,138,584	255,689,022
Net Assets
Beginning of period	2,480,364,995	2,224,675,973
End of period	$2,898,503,579	$2,480,364,995
Other Information
Undistributed net investment income end of period	$9,098,875	$2,178,120

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2030 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.49	$15.15	$14.62	$13.10	$12.28	$12.34
Income from Investment Operations
Net investment income (loss)A	.05	.26	.30	.25	.24	.24
Net realized and unrealized gain (loss)	.84	(.63)	.73	1.29	.83	.07
Total from investment operations	.89	(.37)	1.03	1.54	1.07	.31
Distributions from net investment income	(.01)	(.29)	(.48)	(.01)	(.21)	(.20)
Distributions from net realized gain	–	–B	(.02)	(.01)	(.03)	(.16)
Total distributions	(.01)	(.29)	(.50)	(.02)	(.25)C	(.37)D
Net asset value, end of period	$15.37	$14.49	$15.15	$14.62	$13.10	$12.28
Total ReturnE,F	6.18%	(2.44)%	7.16%	11.80%	8.80%	2.70%
Ratios to Average Net AssetsG,H
Expenses before reductions	.15%I	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.09%I	.08%	.08%	.08%	.10%	.09%
Expenses net of all reductions	.09%I	.08%	.08%	.08%	.10%	.09%
Net investment income (loss)	.68%I	1.75%	1.99%	1.84%	1.90%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$1,345,285	$1,315,200	$2,224,676	$1,704,216	$1,203,044	$653,920
Portfolio turnover rateH	7%I	13%	12%	32%	10%	18%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.25 per share is comprised of distributions from net investment income of $.211 and distributions from net realized gain of $.034 per share.

 D Total distributions of $.37 per share is comprised of distributions from net investment income of $.203 and distributions from net realized gain of $.163 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2030 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$14.49	$15.44
Income from Investment Operations
Net investment income (loss)B	.05	.38
Net realized and unrealized gain (loss)	.85	(1.04)
Total from investment operations	.90	(.66)
Distributions from net investment income	(.02)	(.29)
Distributions from net realized gain	–	–C
Total distributions	(.02)	(.29)
Net asset value, end of period	$15.37	$14.49
Total ReturnD,E	6.18%	(4.28)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.07%H	.05%H
Expenses net of fee waivers, if any	.04%H	.02%H
Expenses net of all reductions	.04%H	.02%H
Net investment income (loss)	.73%H	3.54%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,553,219	$1,165,165
Portfolio turnover rateG	7%H	13%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Market Index Fund Class F	61.7	61.7
Fidelity Series Global ex U.S. Index Fund	27.0	27.0
Fidelity U.S. Bond Index Fund Class F	10.0	10.0
Fidelity Series Commodity Strategy Fund Class F	1.3	1.3
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.7%
Commodity Funds	1.3%
International Equity Funds	27.0%
Bond Funds	10.0%

Six months ago
Domestic Equity Funds	61.7%
Commodity Funds	1.3%
International Equity Funds	27.0%
Bond Funds	10.0%

Fidelity Freedom® Index 2035 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.7%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $805,627,200)	16,861,784	1,064,990,300

Commodity Funds - 1.3%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $29,222,097)	4,380,034	23,433,180

International Equity Funds - 27.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $460,028,348)	41,858,280	466,301,236

Bond Funds - 10.0%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $168,079,023)	14,459,623	172,647,894
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,462,956,668)		1,727,372,610
NET OTHER ASSETS (LIABILITIES) - 0.0%		(132,446)
NET ASSETS - 100%		$1,727,240,164

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$19,326,332	$3,992,889	$1,559,659	--	$23,433,180
Fidelity Series Global ex U.S. Index Fund	394,680,096	58,919,494	17,401,439	--	466,301,236
Fidelity Total Market Index Fund Class F	902,049,704	119,387,896	20,407,449	2,810,385	1,064,990,300
Fidelity U.S. Bond Index Fund Class F	146,079,513	28,462,478	4,075,680	1,904,575	172,647,894
Total	$1,462,135,645	$210,762,757	$43,444,227	$4,714,960	$1,727,372,610

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $1,462,956,668) — See accompanying schedule		$1,727,372,610
Cash		1
Receivable for investments sold		4,487,208
Receivable for fund shares sold		4,016,926
Receivable from affiliate for expense reductions		48,103
Total assets		1,735,924,848
Liabilities
Payable for investments purchased	$7,540,891
Payable for fund shares redeemed	963,244
Transfer agent fees payable	180,549
Total liabilities		8,684,684
Net Assets		$1,727,240,164
Net Assets consist of:
Paid in capital		$1,476,348,723
Undistributed net investment income		3,971,070
Accumulated undistributed net realized gain (loss) on investments		(17,495,571)
Net unrealized appreciation (depreciation) on investments		264,415,942
Net Assets		$1,727,240,164
Investor Class:
Net Asset Value, offering price and redemption price per share ($924,195,713 ÷ 58,137,374 shares)		$15.90
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($803,044,451 ÷ 50,494,862 shares)		$15.90

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$4,714,960
Expenses
Transfer agent fees	$915,090
Independent trustees' fees and expenses	3,472
Total expenses before reductions	918,562
Expense reductions	(382,762)	535,800
Net investment income (loss)		4,179,160
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(79,346)
Capital gain distributions from underlying funds	1,686,629
Total net realized gain (loss)		1,607,283
Change in net unrealized appreciation (depreciation) on investment securities		98,012,547
Net gain (loss)		99,619,830
Net increase (decrease) in net assets resulting from operations		$103,798,990

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,179,160	$27,695,838
Net realized gain (loss)	1,607,283	(1,700,313)
Change in net unrealized appreciation (depreciation)	98,012,547	(64,921,556)
Net increase (decrease) in net assets resulting from operations	103,798,990	(38,926,031)
Distributions to shareholders from net investment income	(684,902)	(27,390,419)
Distributions to shareholders from net realized gain	–	(272,315)
Total distributions	(684,902)	(27,662,734)
Share transactions - net increase (decrease)	162,049,673	246,574,595
Total increase (decrease) in net assets	265,163,761	179,985,830
Net Assets
Beginning of period	1,462,076,403	1,282,090,573
End of period	$1,727,240,164	$1,462,076,403
Other Information
Undistributed net investment income end of period	$3,971,070	$476,812

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2035 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.91	$15.67	$15.11	$13.32	$12.40	$12.54
Income from Investment Operations
Net investment income (loss)A	.04	.27	.31	.25	.24	.23
Net realized and unrealized gain (loss)	.96	(.73)	.77	1.55	.91	(.01)
Total from investment operations	1.00	(.46)	1.08	1.80	1.15	.22
Distributions from net investment income	(.01)	(.30)	(.51)	(.01)	(.22)	(.19)
Distributions from net realized gain	–	–B	(.01)	–B	(.02)	(.17)
Total distributions	(.01)	(.30)	(.52)	(.01)	(.23)C	(.36)
Net asset value, end of period	$15.90	$14.91	$15.67	$15.11	$13.32	$12.40
Total ReturnD,E	6.68%	(2.93)%	7.25%	13.56%	9.44%	2.00%
Ratios to Average Net AssetsF,G
Expenses before reductions	.15%H	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.09%H	.08%	.08%	.08%	.09%	.08%
Expenses net of all reductions	.09%H	.08%	.08%	.08%	.09%	.08%
Net investment income (loss)	.50%H	1.79%	2.02%	1.79%	1.91%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$924,196	$880,845	$1,282,091	$1,000,962	$689,033	$357,382
Portfolio turnover rateG	5%H	11%	13%	25%	8%	15%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.23 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.019 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2035 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$14.92	$16.03
Income from Investment Operations
Net investment income (loss)B	.04	.39
Net realized and unrealized gain (loss)	.95	(1.20)
Total from investment operations	.99	(.81)
Distributions from net investment income	(.01)	(.30)
Distributions from net realized gain	–	–C
Total distributions	(.01)	(.30)
Net asset value, end of period	$15.90	$14.92
Total ReturnD,E	6.63%	(5.04)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.07%H	.05%H
Expenses net of fee waivers, if any	.04%H	.01%H
Expenses net of all reductions	.04%H	.01%H
Net investment income (loss)	.56%H	3.53%H
Supplemental Data
Net assets, end of period (000 omitted)	$803,044	$581,231
Portfolio turnover rateG	5%H	11%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Market Index Fund Class F	61.7	61.7
Fidelity Series Global ex U.S. Index Fund	27.0	27.0
Fidelity U.S. Bond Index Fund Class F	10.0	10.0
Fidelity Series Commodity Strategy Fund Class F	1.3	1.3
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.7%
Commodity Funds	1.3%
International Equity Funds	27.0%
Bond Funds	10.0%

Six months ago
Domestic Equity Funds	61.7%
Commodity Funds	1.3%
International Equity Funds	27.0%
Bond Funds	10.0%

Fidelity Freedom® Index 2040 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.7%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $945,753,677)	19,824,112	1,252,090,906

Commodity Funds - 1.3%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $34,280,914)	5,149,717	27,550,988

International Equity Funds - 27.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $540,356,923)	49,202,748	548,118,609

Bond Funds - 10.0%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $197,924,013)	16,993,753	202,905,411
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,718,315,527)		2,030,665,914
NET OTHER ASSETS (LIABILITIES) - 0.0%		(149,617)
NET ASSETS - 100%		$2,030,516,297

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$23,041,158	$4,358,186	$1,864,285	--	$27,550,988
Fidelity Series Global ex U.S. Index Fund	469,950,623	59,566,109	16,828,879	--	548,118,609
Fidelity Total Market Index Fund Class F	1,074,101,494	126,446,860	24,110,110	3,346,660	1,252,090,906
Fidelity U.S. Bond Index Fund Class F	173,943,568	31,235,175	4,867,271	2,254,190	202,905,411
Total	$1,741,036,843	$221,606,330	$47,670,545	$5,600,850	$2,030,665,914

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $1,718,315,527) — See accompanying schedule		$2,030,665,914
Cash		3
Receivable for investments sold		5,379,914
Receivable for fund shares sold		4,300,406
Receivable from affiliate for expense reductions		56,558
Total assets		2,040,402,795
Liabilities
Payable for investments purchased	$8,792,789
Payable for fund shares redeemed	887,527
Transfer agent fees payable	206,182
Total liabilities		9,886,498
Net Assets		$2,030,516,297
Net Assets consist of:
Paid in capital		$1,729,937,890
Undistributed net investment income		4,761,163
Accumulated undistributed net realized gain (loss) on investments		(16,533,143)
Net unrealized appreciation (depreciation) on investments		312,350,387
Net Assets		$2,030,516,297
Investor Class:
Net Asset Value, offering price and redemption price per share ($941,725,037 ÷ 58,876,153 shares)		$16.00
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($1,088,791,260 ÷ 68,077,679 shares)		$15.99

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$5,600,850
Expenses
Transfer agent fees	$1,026,293
Independent trustees' fees and expenses	4,117
Total expenses before reductions	1,030,410
Expense reductions	(436,014)	594,396
Net investment income (loss)		5,006,454
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(1,042,478)
Capital gain distributions from underlying funds	2,008,470
Total net realized gain (loss)		965,992
Change in net unrealized appreciation (depreciation) on investment securities		116,742,812
Net gain (loss)		117,708,804
Net increase (decrease) in net assets resulting from operations		$122,715,258

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,006,454	$33,202,212
Net realized gain (loss)	965,992	1,529,561
Change in net unrealized appreciation (depreciation)	116,742,812	(80,044,847)
Net increase (decrease) in net assets resulting from operations	122,715,258	(45,313,074)
Distributions to shareholders from net investment income	(829,932)	(32,817,764)
Distributions to shareholders from net realized gain	–	(324,545)
Total distributions	(829,932)	(33,142,309)
Share transactions - net increase (decrease)	167,657,953	308,129,916
Total increase (decrease) in net assets	289,543,279	229,674,533
Net Assets
Beginning of period	1,740,973,018	1,511,298,485
End of period	$2,030,516,297	$1,740,973,018
Other Information
Undistributed net investment income end of period	$4,761,163	$584,641

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2040 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.00	$15.76	$15.18	$13.36	$12.42	$12.58
Income from Investment Operations
Net investment income (loss)A	.04	.26	.31	.25	.24	.23
Net realized and unrealized gain (loss)	.97	(.72)	.78	1.58	.93	(.02)
Total from investment operations	1.01	(.46)	1.09	1.83	1.17	.21
Distributions from net investment income	(.01)	(.30)	(.50)	(.01)	(.21)	(.20)
Distributions from net realized gain	–	–B	–B	–B	(.02)	(.17)
Total distributions	(.01)	(.30)	(.51)C	(.01)	(.23)	(.37)
Net asset value, end of period	$16.00	$15.00	$15.76	$15.18	$13.36	$12.42
Total ReturnD,E	6.71%	(2.91)%	7.27%	13.72%	9.59%	1.92%
Ratios to Average Net AssetsF,G
Expenses before reductions	.15%H	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.09%H	.08%	.08%	.08%	.09%	.08%
Expenses net of all reductions	.09%H	.08%	.08%	.08%	.09%	.08%
Net investment income (loss)	.50%H	1.70%	1.99%	1.78%	1.93%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$941,725	$910,880	$1,511,298	$1,179,249	$810,449	$409,300
Portfolio turnover rateG	5%H	9%	12%	26%	8%	16%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.51 per share is comprised of distributions from net investment income of $.502 and distributions from net realized gain of $.003 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2040 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$15.00	$16.12
Income from Investment Operations
Net investment income (loss)B	.04	.41
Net realized and unrealized gain (loss)	.96	(1.22)
Total from investment operations	1.00	(.81)
Distributions from net investment income	(.01)	(.30)
Distributions from net realized gain	–	–C
Total distributions	(.01)	(.31)D
Net asset value, end of period	$15.99	$15.00
Total ReturnE,F	6.66%	(5.06)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.07%I	.05%I
Expenses net of fee waivers, if any	.04%I	.01%I
Expenses net of all reductions	.04%I	.01%I
Net investment income (loss)	.56%I	3.69%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,088,791	$830,093
Portfolio turnover rateH	5%I	9%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.31 per share is comprised of distributions from net investment income of $.309 and distributions from net realized gain of $003 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Market Index Fund Class F	61.6	61.7
Fidelity Series Global ex U.S. Index Fund	27.0	27.0
Fidelity U.S. Bond Index Fund Class F	10.0	10.0
Fidelity Series Commodity Strategy Fund Class F	1.4	1.3
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.6%
Commodity Funds	1.4%
International Equity Funds	27.0%
Bond Funds	10.0%

Six months ago
Domestic Equity Funds	61.7%
Commodity Funds	1.3%
International Equity Funds	27.0%
Bond Funds	10.0%

Fidelity Freedom® Index 2045 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.6%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $542,976,007)	10,998,480	694,663,986

Commodity Funds - 1.4%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $18,774,619)	2,855,624	15,277,587

International Equity Funds - 27.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $300,197,638)	27,308,809	304,220,133

Bond Funds - 10.0%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $110,244,655)	9,435,543	112,660,380
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $972,192,919)		1,126,822,086
NET OTHER ASSETS (LIABILITIES) - 0.0%		(85,068)
NET ASSETS - 100%		$1,126,737,018

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$12,366,948	$2,886,940	$1,054,611	--	$15,277,587
Fidelity Series Global ex U.S. Index Fund	250,889,400	44,692,969	10,946,379	--	304,220,133
Fidelity Total Market Index Fund Class F	573,463,948	90,795,395	10,862,058	1,798,619	694,663,986
Fidelity U.S. Bond Index Fund Class F	92,874,151	20,686,616	2,295,778	1,226,773	112,660,380
Total	$929,594,447	$159,061,920	$25,158,826	$3,025,392	$1,126,822,086

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $972,192,919) — See accompanying schedule		$1,126,822,086
Cash		1
Receivable for investments sold		2,697,232
Receivable for fund shares sold		3,141,095
Receivable from affiliate for expense reductions		31,290
Total assets		1,132,691,704
Liabilities
Payable for investments purchased	$5,396,564
Payable for fund shares redeemed	441,764
Transfer agent fees payable	116,358
Total liabilities		5,954,686
Net Assets		$1,126,737,018
Net Assets consist of:
Paid in capital		$977,855,065
Undistributed net investment income		2,576,886
Accumulated undistributed net realized gain (loss) on investments		(8,324,100)
Net unrealized appreciation (depreciation) on investments		154,629,167
Net Assets		$1,126,737,018
Investor Class:
Net Asset Value, offering price and redemption price per share ($577,691,922 ÷ 35,817,811 shares)		$16.13
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($549,045,096 ÷ 34,029,509 shares)		$16.13

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$3,025,392
Expenses
Transfer agent fees	$582,982
Independent trustees' fees and expenses	2,227
Total expenses before reductions	585,209
Expense reductions	(244,284)	340,925
Net investment income (loss)		2,684,467
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(1,258,170)
Capital gain distributions from underlying funds	1,079,426
Total net realized gain (loss)		(178,744)
Change in net unrealized appreciation (depreciation) on investment securities		64,594,190
Net gain (loss)		64,415,446
Net increase (decrease) in net assets resulting from operations		$67,099,913

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,684,467	$17,217,213
Net realized gain (loss)	(178,744)	948,334
Change in net unrealized appreciation (depreciation)	64,594,190	(40,423,079)
Net increase (decrease) in net assets resulting from operations	67,099,913	(22,257,532)
Distributions to shareholders from net investment income	(433,356)	(16,988,085)
Distributions to shareholders from net realized gain	–	(168,117)
Total distributions	(433,356)	(17,156,202)
Share transactions - net increase (decrease)	130,512,708	218,641,371
Total increase (decrease) in net assets	197,179,265	179,227,637
Net Assets
Beginning of period	929,557,753	750,330,116
End of period	$1,126,737,018	$929,557,753
Other Information
Undistributed net investment income end of period	$2,576,886	$325,775

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2045 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.13	$15.89	$15.32	$13.44	$12.47	$12.63
Income from Investment Operations
Net investment income (loss)A	.04	.28	.32	.25	.25	.23
Net realized and unrealized gain (loss)	.97	(.74)	.77	1.64	.95	(.04)
Total from investment operations	1.01	(.46)	1.09	1.89	1.20	.19
Distributions from net investment income	(.01)	(.30)	(.51)	(.01)	(.21)	(.19)
Distributions from net realized gain	–	–B	(.01)	–B	(.02)	(.16)
Total distributions	(.01)	(.30)	(.52)	(.01)	(.23)	(.35)
Net asset value, end of period	$16.13	$15.13	$15.89	$15.32	$13.44	$12.47
Total ReturnC,D	6.65%	(2.88)%	7.22%	14.07%	9.76%	1.74%
Ratios to Average Net AssetsE,F
Expenses before reductions	.15%G	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.09%G	.08%	.08%	.08%	.09%	.09%
Expenses net of all reductions	.09%G	.08%	.08%	.08%	.09%	.09%
Net investment income (loss)	.50%G	1.79%	2.04%	1.75%	1.95%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$577,692	$542,581	$750,330	$577,603	$380,466	$178,881
Portfolio turnover rateF	5%G	8%	12%	22%	7%	15%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2045 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$15.13	$16.26
Income from Investment Operations
Net investment income (loss)B	.04	.40
Net realized and unrealized gain (loss)	.97	(1.22)
Total from investment operations	1.01	(.82)
Distributions from net investment income	(.01)	(.30)
Distributions from net realized gain	–	–C
Total distributions	(.01)	(.31)D
Net asset value, end of period	$16.13	$15.13
Total ReturnE,F	6.67%	(5.08)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.07%I	.05%I
Expenses net of fee waivers, if any	.04%I	.01%I
Expenses net of all reductions	.04%I	.01%I
Net investment income (loss)	.55%I	3.56%I
Supplemental Data
Net assets, end of period (000 omitted)	$549,045	$386,977
Portfolio turnover rateH	5%I	8%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.31 per share is comprised of distributions from net investment income of $.303 and distributions from net realized gain of $.003 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Market Index Fund Class F	61.6	61.7
Fidelity Series Global ex U.S. Index Fund	27.0	27.0
Fidelity U.S. Bond Index Fund Class F	10.0	10.0
Fidelity Series Commodity Strategy Fund Class F	1.4	1.3
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.6%
Commodity Funds	1.4%
International Equity Funds	27.0%
Bond Funds	10.0%

Six months ago
Domestic Equity Funds	61.7%
Commodity Funds	1.3%
International Equity Funds	27.0%
Bond Funds	10.0%

Fidelity Freedom® Index 2050 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.6%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $543,921,349)	10,793,563	681,721,445

Commodity Funds - 1.4%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $18,359,708)	2,802,506	14,993,409

International Equity Funds - 27.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $295,694,554)	26,800,001	298,552,009

Bond Funds - 10.0%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $108,383,752)	9,259,735	110,561,238
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $966,359,363)		1,105,828,101
NET OTHER ASSETS (LIABILITIES) - 0.0%		(81,709)
NET ASSETS - 100%		$1,105,746,392

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$12,176,215	$2,681,815	$930,668	--	$14,993,409
Fidelity Series Global ex U.S. Index Fund	248,737,255	40,383,917	9,658,718	--	298,552,009
Fidelity Total Market Index Fund Class F	568,490,468	82,928,945	10,218,847	1,779,163	681,721,445
Fidelity U.S. Bond Index Fund Class F	92,061,871	19,471,091	2,358,743	1,210,776	110,561,238
Total	$921,465,809	$145,465,768	$23,166,976	$2,989,939	$1,105,828,101

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $966,359,363) — See accompanying schedule		$1,105,828,101
Cash		2
Receivable for investments sold		2,656,519
Receivable for fund shares sold		2,860,556
Receivable from affiliate for expense reductions		30,714
Total assets		1,111,375,892
Liabilities
Payable for investments purchased	$5,266,157
Payable for fund shares redeemed	250,921
Transfer agent fees payable	112,422
Total liabilities		5,629,500
Net Assets		$1,105,746,392
Net Assets consist of:
Paid in capital		$970,474,586
Undistributed net investment income		2,560,689
Accumulated undistributed net realized gain (loss) on investments		(6,757,621)
Net unrealized appreciation (depreciation) on investments		139,468,738
Net Assets		$1,105,746,392
Investor Class:
Net Asset Value, offering price and redemption price per share ($523,359,441 ÷ 32,214,493 shares)		$16.25
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($582,386,951 ÷ 35,851,000 shares)		$16.24

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$2,989,939
Expenses
Transfer agent fees	$556,675
Independent trustees' fees and expenses	2,200
Total expenses before reductions	558,875
Expense reductions	(235,440)	323,435
Net investment income (loss)		2,666,504
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(1,302,328)
Capital gain distributions from underlying funds	1,067,750
Total net realized gain (loss)		(234,578)
Change in net unrealized appreciation (depreciation) on investment securities		63,376,614
Net gain (loss)		63,142,036
Net increase (decrease) in net assets resulting from operations		$65,808,540

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,666,504	$16,911,206
Net realized gain (loss)	(234,578)	1,359,871
Change in net unrealized appreciation (depreciation)	63,376,614	(39,140,916)
Net increase (decrease) in net assets resulting from operations	65,808,540	(20,869,839)
Distributions to shareholders from net investment income	(433,038)	(16,694,489)
Distributions to shareholders from net realized gain	–	(164,234)
Total distributions	(433,038)	(16,858,723)
Share transactions - net increase (decrease)	118,938,789	229,522,028
Total increase (decrease) in net assets	184,314,291	191,793,466
Net Assets
Beginning of period	921,432,101	729,638,635
End of period	$1,105,746,392	$921,432,101
Other Information
Undistributed net investment income end of period	$2,560,689	$327,223

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2050 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.24	$16.01	$15.42	$13.51	$12.53	$12.73
Income from Investment Operations
Net investment income (loss)A	.04	.28	.32	.26	.25	.23
Net realized and unrealized gain (loss)	.98	(.74)	.78	1.66	.95	(.09)
Total from investment operations	1.02	(.46)	1.10	1.92	1.20	.14
Distributions from net investment income	(.01)	(.30)	(.50)	(.01)	(.21)	(.18)
Distributions from net realized gain	–	–B	(.01)	–B	(.01)	(.16)
Total distributions	(.01)	(.31)C	(.51)	(.01)	(.22)	(.34)
Net asset value, end of period	$16.25	$15.24	$16.01	$15.42	$13.51	$12.53
Total ReturnD,E	6.67%	(2.92)%	7.25%	14.21%	9.75%	1.39%
Ratios to Average Net AssetsF,G
Expenses before reductions	.15%H	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.09%H	.08%	.08%	.08%	.09%	.08%
Expenses net of all reductions	.09%H	.08%	.08%	.08%	.09%	.08%
Net investment income (loss)	.50%H	1.80%	2.02%	1.79%	2.02%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$523,359	$486,444	$729,639	$521,672	$326,221	$140,655
Portfolio turnover rateG	5%H	7%	10%	24%	8%	15%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.31 per share is comprised of distributions from net investment income of $.302 and distributions from net realized gain of $.003 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2050 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$15.24	$16.37
Income from Investment Operations
Net investment income (loss)B	.04	.38
Net realized and unrealized gain (loss)	.97	(1.20)
Total from investment operations	1.01	(.82)
Distributions from net investment income	(.01)	(.30)
Distributions from net realized gain	–	–C
Total distributions	(.01)	(.31)D
Net asset value, end of period	$16.24	$15.24
Total ReturnE,F	6.62%	(5.04)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.07%I	.05%I
Expenses net of fee waivers, if any	.04%I	.01%I
Expenses net of all reductions	.04%I	.01%I
Net investment income (loss)	.55%I	3.40%I
Supplemental Data
Net assets, end of period (000 omitted)	$582,387	$434,989
Portfolio turnover rateH	5%I	7%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.31 per share is comprised of distributions from net investment income of $.304 and distributions from net realized gain of $.003 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Market Index Fund Class F	61.6	61.7
Fidelity Series Global ex U.S. Index Fund	27.0	27.0
Fidelity U.S. Bond Index Fund Class F	10.0	10.0
Fidelity Series Commodity Strategy Fund Class F	1.4	1.3
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.6%
Commodity Funds	1.4%
International Equity Funds	27.0%
Bond Funds	10.0%

Six months ago
Domestic Equity Funds	61.7%
Commodity Funds	1.3%
International Equity Funds	27.0%
Bond Funds	10.0%

Fidelity Freedom® Index 2055 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.6%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $204,728,025)	3,667,895	231,664,217

Commodity Funds - 1.4%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $5,819,294)	951,890	5,092,612

International Equity Funds - 27.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $101,736,599)	9,107,282	101,455,123

Bond Funds - 10.0%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $36,804,838)	3,146,723	37,571,875
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $349,088,756)		375,783,827
NET OTHER ASSETS (LIABILITIES) - 0.0%		(27,857)
NET ASSETS - 100%		$375,755,970

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$3,772,993	$1,229,766	$248,159	$--	$5,092,612
Fidelity Series Global ex U.S. Index Fund	77,082,253	21,063,903	3,001,800	--	101,455,123
Fidelity Total Market Index Fund Class F	176,172,155	43,469,852	1,212,050	556,803	231,664,217
Fidelity U.S. Bond Index Fund Class F	28,528,984	9,290,203	693,549	394,112	37,571,875
Total	$285,556,385	$75,053,724	$5,155,558	$950,915	$375,783,827

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $349,088,756) — See accompanying schedule		$375,783,827
Receivable for investments sold		828,397
Receivable for fund shares sold		1,323,760
Receivable from affiliate for expense reductions		10,386
Total assets		377,946,370
Liabilities
Payable for investments purchased	$1,980,806
Payable for fund shares redeemed	171,349
Transfer agent fees payable	38,245
Total liabilities		2,190,400
Net Assets		$375,755,970
Net Assets consist of:
Paid in capital		$349,148,540
Undistributed net investment income		844,090
Accumulated undistributed net realized gain (loss) on investments		(931,731)
Net unrealized appreciation (depreciation) on investments		26,695,071
Net Assets		$375,755,970
Investor Class:
Net Asset Value, offering price and redemption price per share ($183,844,256 ÷ 14,289,472 shares)		$12.87
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($191,911,714 ÷ 14,911,154 shares)		$12.87

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$950,915
Expenses
Transfer agent fees	$182,613
Independent trustees' fees and expenses	705
Total expenses before reductions	183,318
Expense reductions	(76,493)	106,825
Net investment income (loss)		844,090
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(168,721)
Capital gain distributions from underlying funds	334,160
Total net realized gain (loss)		165,439
Change in net unrealized appreciation (depreciation) on investment securities		20,500,751
Net gain (loss)		20,666,190
Net increase (decrease) in net assets resulting from operations		$21,510,280

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$844,090	$4,847,095
Net realized gain (loss)	165,439	32,239
Change in net unrealized appreciation (depreciation)	20,500,751	(9,812,175)
Net increase (decrease) in net assets resulting from operations	21,510,280	(4,932,841)
Distributions to shareholders from net investment income	–	(4,901,701)
Distributions to shareholders from net realized gain	–	(268,734)
Distributions to shareholders from tax return of capital	–	(432,936)
Total distributions	–	(5,603,371)
Share transactions - net increase (decrease)	68,699,660	112,965,012
Total increase (decrease) in net assets	90,209,940	102,428,800
Net Assets
Beginning of period	285,546,030	183,117,230
End of period	$375,755,970	$285,546,030
Other Information
Undistributed net investment income end of period	$844,090	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2055 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$12.06	$12.71	$12.07	$10.67	$9.86	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.25	.26	.21	.21	.14
Net realized and unrealized gain (loss)	.78	(.63)	.62	1.36	.77	(.01)
Total from investment operations	.81	(.38)	.88	1.57	.98	.13
Distributions from net investment income	–	(.24)C	(.24)	(.17)	(.16)	(.13)
Distributions from net realized gain	–	(.01)C	–	–D	(.01)	(.14)
Tax return of capital	–	(.02)	–	–	–	–
Total distributions	–	(.27)	(.24)	(.17)	(.17)	(.27)
Net asset value, end of period	$12.87	$12.06	$12.71	$12.07	$10.67	$9.86
Total ReturnE,F	6.72%	(2.96)%	7.27%	14.76%	10.05%	1.61%
Ratios to Average Net AssetsG,H
Expenses before reductions	.15%I	.15%	.15%	.15%	.15%	.15%I
Expenses net of fee waivers, if any	.09%I	.08%	.08%	.08%	.09%	.07%I
Expenses net of all reductions	.09%I	.08%	.08%	.08%	.09%	.07%I
Net investment income (loss)	.48%I	2.03%	2.10%	1.82%	2.06%	1.82%I
Supplemental Data
Net assets, end of period (000 omitted)	$183,844	$150,332	$183,117	$88,084	$30,205	$7,931
Portfolio turnover rateH	3%I	7%	8%	21%	19%	14%I

 A For the period June 1, 2011 (commencement of operations) to March 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2055 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$12.06	$13.00
Income from Investment Operations
Net investment income (loss)B	.03	.23
Net realized and unrealized gain (loss)	.78	(.89)
Total from investment operations	.81	(.66)
Distributions from net investment income	–	(.25)C
Distributions from net realized gain	–	(.01)C
Tax return of capital	–	(.02)
Total distributions	–	(.28)
Net asset value, end of period	$12.87	$12.06
Total ReturnD,E	6.72%	(5.11)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.07%H	.05%H
Expenses net of fee waivers, if any	.04%H	.01%H
Expenses net of all reductions	.04%H	.01%H
Net investment income (loss)	.54%H	2.63%H
Supplemental Data
Net assets, end of period (000 omitted)	$191,912	$135,214
Portfolio turnover rateG	3%H	7%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Market Index Fund Class F	61.7	61.7
Fidelity Series Global ex U.S. Index Fund	27.0	27.0
Fidelity U.S. Bond Index Fund Class F	10.0	10.0
Fidelity Series Commodity Strategy Fund Class F	1.3	1.3
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.7%
Commodity Funds	1.3%
International Equity Funds	27.0%
Bond Funds	10.0%

Six months ago
Domestic Equity Funds	61.7%
Commodity Funds	1.3%
International Equity Funds	27.0%
Bond Funds	10.0%

Fidelity Freedom® Index 2060 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.7%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $28,342,303)	473,887	29,930,671

Commodity Funds - 1.3%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $654,912)	122,716	656,533

International Equity Funds - 27.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $12,669,207)	1,176,671	13,108,116

Bond Funds - 10.0%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $4,783,256)	406,585	4,854,627
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $46,449,678)		48,549,947
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,682)
NET ASSETS - 100%		$48,546,265

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$354,151	$294,316	$25,403	--	$656,533
Fidelity Series Global ex U.S. Index Fund	7,157,920	5,437,875	193,414	--	13,108,116
Fidelity Total Market Index Fund Class F	16,361,650	12,303,324	160,313	52,813	29,930,671
Fidelity U.S. Bond Index Fund Class F	2,649,719	2,237,991	78,649	42,907	4,854,627
Total	$26,523,440	$20,273,506	$457,779	$95,720	$48,549,947

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $46,449,678) — See accompanying schedule		$48,549,947
Receivable for investments sold		61,755
Receivable for fund shares sold		338,647
Receivable from affiliate for expense reductions		1,298
Total assets		48,951,647
Liabilities
Payable for investments purchased	$370,076
Payable for fund shares redeemed	30,334
Transfer agent fees payable	4,972
Total liabilities		405,382
Net Assets		$48,546,265
Net Assets consist of:
Paid in capital		$46,388,482
Undistributed net investment income		82,904
Accumulated undistributed net realized gain (loss) on investments		(25,390)
Net unrealized appreciation (depreciation) on investments		2,100,269
Net Assets		$48,546,265
Investor Class:
Net Asset Value, offering price and redemption price per share ($28,806,204 ÷ 2,748,659 shares)		$10.48
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($19,740,061 ÷ 1,883,248 shares)		$10.48

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$95,720
Expenses
Transfer agent fees	$21,608
Independent trustees' fees and expenses	72
Total expenses before reductions	21,680
Expense reductions	(8,649)	13,031
Net investment income (loss)		82,689
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(2,151)
Capital gain distributions from underlying funds	31,695
Total net realized gain (loss)		29,544
Change in net unrealized appreciation (depreciation) on investment securities		2,213,148
Net gain (loss)		2,242,692
Net increase (decrease) in net assets resulting from operations		$2,325,381

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$82,689	$303,394
Net realized gain (loss)	29,544	12,607
Change in net unrealized appreciation (depreciation)	2,213,148	(169,757)
Net increase (decrease) in net assets resulting from operations	2,325,381	146,244
Distributions to shareholders from net investment income	(10,162)	(293,946)
Distributions to shareholders from net realized gain	(54,182)	(5,071)
Total distributions	(64,344)	(299,017)
Share transactions - net increase (decrease)	19,762,834	23,014,985
Total increase (decrease) in net assets	22,023,871	22,862,212
Net Assets
Beginning of period	26,522,394	3,660,182
End of period	$48,546,265	$26,522,394
Other Information
Undistributed net investment income end of period	$82,904	$10,377

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2060 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$9.85	$10.33	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.25	.09
Net realized and unrealized gain (loss)	.63	(.55)	.40
Total from investment operations	.65	(.30)	.49
Distributions from net investment income	–C	(.18)	(.16)
Distributions from net realized gain	(.02)	–C	–C
Total distributions	(.02)	(.18)	(.16)
Net asset value, end of period	$10.48	$9.85	$10.33
Total ReturnD,E	6.62%	(2.94)%	4.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	.15%H	.15%	.15%H
Expenses net of fee waivers, if any	.09%H	.08%	.09%H
Expenses net of all reductions	.09%H	.08%	.09%H
Net investment income (loss)	.44%H	2.57%	1.35%H
Supplemental Data
Net assets, end of period (000 omitted)	$28,806	$16,979	$3,660
Portfolio turnover rateG	3%H	8%	33%H

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2060 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$9.85	$10.56
Income from Investment Operations
Net investment income (loss)B	.02	.13
Net realized and unrealized gain (loss)	.63	(.66)
Total from investment operations	.65	(.53)
Distributions from net investment income	–C	(.18)
Distributions from net realized gain	(.02)	–C
Total distributions	(.02)	(.18)
Net asset value, end of period	$10.48	$9.85
Total ReturnD,E	6.64%	(5.05)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.07%H	.05%H
Expenses net of fee waivers, if any	.04%H	.01%H
Expenses net of all reductions	.04%H	.01%H
Net investment income (loss)	.49%H	1.80%H
Supplemental Data
Net assets, end of period (000 omitted)	$19,740	$9,543
Portfolio turnover rateG	3%H	8%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended September 30, 2016

1. Organization.

Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund and Fidelity Freedom Index 2060 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Each Fund offers Investor Class (formerly Freedom Index) and Institutional Premium Class (formerly Class W) shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

During the period, certain underlying investments incurred name changes. These changes may involve one or more of the following, as applicable: replacing "Spartan" with "Fidelity" or renaming "Fidelity Institutional Money Market" to "Fidelity Investments Money Market." The names of the underlying investments are those in effect at period end."

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Freedom Index Income Fund	$251,209,563	$19,151,019	$(2,502,229)	$16,648,790
Fidelity Freedom Index 2005 Fund	81,524,905	8,924,236	(772,996)	8,151,240
Fidelity Freedom Index 2010 Fund	405,658,571	69,831,183	(3,539,263)	66,291,920
Fidelity Freedom Index 2015 Fund	829,382,065	147,251,497	(8,440,206)	138,811,291
Fidelity Freedom Index 2020 Fund	2,612,555,962	392,653,324	(28,710,016)	363,943,308
Fidelity Freedom Index 2025 Fund	2,014,534,164	316,182,634	(22,333,222)	293,849,412
Fidelity Freedom Index 2030 Fund	2,498,104,482	436,651,924	(36,039,650)	400,612,274
Fidelity Freedom Index 2035 Fund	1,471,693,129	278,522,299	(22,842,818)	255,679,481
Fidelity Freedom Index 2040 Fund	1,726,283,831	330,022,264	(25,640,181)	304,382,083
Fidelity Freedom Index 2045 Fund	976,945,742	163,803,900	(13,927,556)	149,876,344
Fidelity Freedom Index 2050 Fund	970,795,638	148,908,796	(13,876,333)	135,032,463
Fidelity Freedom Index 2055 Fund	350,212,851	30,509,376	(4,938,400)	25,570,976
Fidelity Freedom Index 2060 Fund	46,486,914	2,285,053	(222,020)	2,063,033

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total no expiration	Total capital loss carryforward
Fidelity Freedom Index 2010 Fund	$-–	$(280,853)	$(280,853)	$(280,853)
Fidelity Freedom Index 2015 Fund	(187,794)	(3,932,090)	(4,119,884)	(4,119,884)
Fidelity Freedom Index 2020 Fund	(1,933,554)	(10,571,536)	(12,505,090)	(12,505,090)
Fidelity Freedom Index 2025 Fund	(1,460,037)	(8,209,293)	(9,669,330)	(9,669,330)
Fidelity Freedom Index 2030 Fund	(4,377,576)	(11,303,288)	(15,680,864)	(15,680,864)
Fidelity Freedom Index 2035 Fund	(2,787,366)	(6,988,548)	(9,775,914)	(9,775,914)
Fidelity Freedom Index 2040 Fund	(2,859,906)	(6,913,324)	(9,773,230)	(9,773,230)
Fidelity Freedom Index 2045 Fund	(1,814,406)	(2,427,500)	(4,241,906)	(4,241,906)
Fidelity Freedom Index 2050 Fund	(1,782,307)	(1,209,678)	(2,991,985)	(2,991,985)

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Freedom Index Income Fund	109,065,162	96,544,168
Fidelity Freedom Index 2005 Fund	33,279,780	25,872,179
Fidelity Freedom Index 2010 Fund	124,018,479	115,895,438
Fidelity Freedom Index 2015 Fund	195,599,107	173,685,805
Fidelity Freedom Index 2020 Fund	535,281,712	343,027,057
Fidelity Freedom Index 2025 Fund	415,233,164	182,704,454
Fidelity Freedom Index 2030 Fund	358,205,962	90,755,801
Fidelity Freedom Index 2035 Fund	210,762,757	43,444,227
Fidelity Freedom Index 2040 Fund	221,606,330	47,670,545
Fidelity Freedom Index 2045 Fund	159,061,920	25,158,826
Fidelity Freedom Index 2050 Fund	145,465,768	23,166,976
Fidelity Freedom Index 2055 Fund	75,053,724	5,155,558
Fidelity Freedom Index 2060 Fund	20,273,506	457,779

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding transfer agent fees, compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. Effective August 1, 2016 FIIOC receives an asset-based fee of .15% and .10% of class-level average net assets for each Investor class and Institutional Premium Class, respectively. Prior to August 1, 2016, FIIOC received an asset-based fee of .15% and .05% of class-level average net assets for each Investor Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Fidelity Freedom Index Income Fund
Investor Class	$106,975.15
Institutional Premium Class	39,839.07
	$146,814
Fidelity Freedom Index 2005 Fund
Investor Class	$38,720.15
Institutional Premium Class	11,117.07
	$49,837
Fidelity Freedom Index 2010 Fund
Investor Class	$170,030.15
Institutional Premium Class	77,714.07
	$247,744
Fidelity Freedom Index 2015 Fund
Investor Class	$415,200.15
Institutional Premium Class	128,661.07
	$543,861
Fidelity Freedom Index 2020 Fund
Investor Class	$1,047,143.15
Institutional Premium Class	476,607.07
	$1,523,750
Fidelity Freedom Index 2025 Fund
Investor Class	$892,305.15
Institutional Premium Class	321,837.07
	$1,214,142
Fidelity Freedom Index 2030 Fund
Investor Class	$1,001,207.15
Institutional Premium Class	459,349.07
	$1,460,556
Fidelity Freedom Index 2035 Fund
Investor Class	$678,833.15
Institutional Premium Class	236,257.07
	$915,090
Fidelity Freedom Index 2040 Fund
Investor Class	$701,486.15
Institutional Premium Class	324,807.07
	$1,026,293
Fidelity Freedom Index 2045 Fund
Investor Class	$423,879.15
Institutional Premium Class	159,103.07
	$582,982
Fidelity Freedom Index 2050 Fund
Investor Class	$385,395.15
Institutional Premium Class	171,280.07
	$556,675
Fidelity Freedom Index 2055 Fund
Investor Class	$127,498.15
Institutional Premium Class	55,115.07
	$182,613
Fidelity Freedom Index 2060 Fund
Investor Class	$ 16,670.15
Institutional Premium Class	4,938.07
	$ 21,608

 (a) Annualized

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:

Amount
Fidelity Freedom Index 2015 Fund	$2,234
Fidelity Freedom Index 2020 Fund	3,869
Fidelity Freedom Index 2025 Fund	4,562
Fidelity Freedom Index 2030 Fund	8,832
Fidelity Freedom Index 2035 Fund	14,766
Fidelity Freedom Index 2040 Fund	7,048
Fidelity Freedom Index 2045 Fund	11,476
Fidelity Freedom Index 2050 Fund	10,785
Fidelity Freedom Index 2055 Fund	2,661

5. Expense Reductions.

FMR contractually agreed to reimburse funds to the extent annual operating expenses, including acquired fund fees and expenses, exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2019. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from Affiliate
Fidelity Freedom Index Income Fund
Investor Class	.16/.15%(a)	$52,413
Institutional Premium Class	.10%	27,948
Fidelity Freedom Index 2005 Fund
Investor Class	.16/.15%(a)	$17,681
Institutional Premium Class	.10%	6,943
Fidelity Freedom Index 2010 Fund
Investor Class	.16/.15%(a)	$74,156
Institutional Premium Class	.10%	44,950
Fidelity Freedom Index 2015 Fund
Investor Class	.16/.15%(a)	$172,519
Institutional Premium Class	.10%	68,271
Fidelity Freedom Index 2020 Fund
Investor Class	.16/.15%(a)	$421,457
Institutional Premium Class	.10%	238,606
Fidelity Freedom Index 2025 Fund
Investor Class	.16/.15%(a)	$345,795
Institutional Premium Class	.10%	149,973
Fidelity Freedom Index 2030 Fund
Investor Class	.16/.15%(a)	$383,935
Institutional Premium Class	.10%	208,382
Fidelity Freedom Index 2035 Fund
Investor Class	.16/.15%(a)	$268,972
Institutional Premium Class	.10%	113,790
Fidelity Freedom Index 2040 Fund
Investor Class	.16/.15%(a)	$278,813
Institutional Premium Class	.10%	157,201
Fidelity Freedom Index 2045 Fund
Investor Class	.16/.15%(a)	$168,016
Institutional Premium Class	.10%	76,268
Fidelity Freedom Index 2050 Fund
Investor Class	.16/.15%(a)	$152,804
Institutional Premium Class	.10%	82,636
Fidelity Freedom Index 2055 Fund
Investor Class	.16/.15%(a)	$49,973
Institutional Premium Class	.10%	26,520
Fidelity Freedom Index 2060 Fund
Investor Class	.16/.15%(a)	$6,367
Institutional Premium Class	.10%	2,282

 (a) Expense limitation effective August 1, 2016.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2016	Year ended March 31, 2016(a)
Fidelity Freedom Index Income Fund
From net investment income
Investor Class	$790,349	$2,700,774
Institutional Premium Class	686,464	885,530
Total	$1,476,813	$3,586,304
From net realized gain
Investor Class	$48,218	$107,552
Institutional Premium Class	40,637	71,284
Total	$88,855	$178,836
Fidelity Freedom Index 2005 Fund
From net investment income
Investor Class	$109,981	$984,947
Institutional Premium Class	73,941	257,925
Total	$183,922	$1,242,872
From net realized gain
Investor Class	$57,027	$18,833
Institutional Premium Class	35,695	5,700
Total	$92,722	$24,533
Fidelity Freedom Index 2010 Fund
From net investment income
Investor Class	$439,883	$4,906,146
Institutional Premium Class	507,619	3,095,480
Total	$947,502	$8,001,626
From net realized gain
Investor Class	$–	$77,838
Institutional Premium Class	–	59,528
Total	$–	$137,366
Fidelity Freedom Index 2015 Fund
From net investment income
Investor Class	$966,229	$12,413,040
Institutional Premium Class	769,485	4,307,179
Total	$1,735,714	$16,720,219
From net realized gain
Investor Class	$–	$145,849
Institutional Premium Class	–	56,923
Total	$–	$202,772
Fidelity Freedom Index 2020 Fund
From net investment income
Investor Class	$2,266,423	$29,760,778
Institutional Premium Class	2,536,246	18,920,244
Total	$4,802,669	$48,681,022
From net realized gain
Investor Class	$–	$329,878
Institutional Premium Class	–	235,520
Total	$–	$565,398
Fidelity Freedom Index 2025 Fund
From net investment income
Investor Class	$1,659,233	$24,697,425
Institutional Premium Class	1,474,439	10,396,177
Total	$3,133,672	$35,093,602
From net realized gain
Investor Class	$–	$268,303
Institutional Premium Class	–	117,250
Total	$–	$385,553
Fidelity Freedom Index 2030 Fund
From net investment income
Investor Class	$1,235,770	$28,249,189
Institutional Premium Class	1,286,509	18,770,229
Total	$2,522,279	$47,019,418
From net realized gain
Investor Class	$–	$286,583
Institutional Premium Class	–	196,890
Total	$–	$483,473
Fidelity Freedom Index 2035 Fund
From net investment income
Investor Class	$344,494	$18,513,045
Institutional Premium Class	340,408	8,877,374
Total	$684,902	$27,390,419
From net realized gain
Investor Class	$–	$183,836
Institutional Premium Class	–	88,479
Total	$–	$272,315
Fidelity Freedom Index 2040 Fund
From net investment income
Investor Class	$359,164	$18,450,439
Institutional Premium Class	470,768	14,367,325
Total	$829,932	$32,817,764
From net realized gain
Investor Class	$–	$182,295
Institutional Premium Class	–	142,250
Total	$–	$324,545
Fidelity Freedom Index 2045 Fund
From net investment income
Investor Class	$212,487	$10,705,665
Institutional Premium Class	220,869	6,282,420
Total	$433,356	$16,988,085
From net realized gain
Investor Class	$–	$105,915
Institutional Premium Class	–	62,202
Total	$–	$168,117
Fidelity Freedom Index 2050 Fund
From net investment income
Investor Class	$193,280	$9,323,501
Institutional Premium Class	239,758	7,370,988
Total	$433,038	$16,694,489
From net realized gain
Investor Class	$–	$91,495
Institutional Premium Class	–	72,739
Total	$–	$164,234
Fidelity Freedom Index 2055 Fund
From net investment income
Investor Class	$–	$2,789,796
Institutional Premium Class	–	2,111,905
Total	$–	$4,901,701
From net realized gain
Investor Class	$–	$152,950
Institutional Premium Class	–	115,784
Total	$–	$268,734
From tax return of capital
Investor Class	$–	$249,498
Institutional Premium Class	–	183,438
Total	$–	$432,936
Fidelity Freedom Index 2060 Fund
From net investment income
Investor Class	$5,636	$203,923
Institutional Premium Class	4,526	90,023
Total	$10,162	$293,946
From net realized gain
Investor Class	$33,816	$3,528
Institutional Premium Class	20,366	1,543
Total	$54,182	$5,071

 (a) Distributions for Institutional Premium Class are for the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2016	Year ended March 31, 2016(a)	Six months ended September 30, 2016	Year ended March 31, 2016(a)
Fidelity Freedom Index Income Fund
Investor Class
Shares sold	2,746,320	6,715,869	$31,514,923	$76,213,802
Reinvestment of distributions	73,088	248,024	837,164	2,805,500
Shares redeemed	(3,014,236)	(15,802,557)	(34,656,508)	(178,312,693)
Net increase (decrease)	(194,828)	(8,838,664)	$(2,304,421)	$(99,293,391)
Institutional Premium Class
Shares sold	2,131,606	10,631,062	$24,500,046	$119,660,753
Reinvestment of distributions	63,515	85,434	727,101	956,814
Shares redeemed	(900,316)	(1,121,618)	(10,349,914)	(12,525,410)
Net increase (decrease)	1,294,805	9,594,878	$14,877,233	$108,092,157
Fidelity Freedom Index 2005 Fund
Investor Class
Shares sold	922,798	2,061,227	$11,703,951	$25,720,546
Reinvestment of distributions	13,433	81,013	166,975	1,003,598
Shares redeemed	(926,913)	(3,925,844)	(11,758,987)	(48,463,160)
Net increase (decrease)	9,318	(1,783,604)	$111,939	$(21,739,016)
Institutional Premium Class
Shares sold	728,191	2,460,346	$9,224,277	$30,120,440
Reinvestment of distributions	8,820	21,416	109,636	263,625
Shares redeemed	(176,518)	(159,366)	(2,238,848)	(1,942,866)
Net increase (decrease)	560,493	2,322,396	$7,095,065	$28,441,199
Fidelity Freedom Index 2010 Fund
Investor Class
Shares sold	3,060,064	8,644,359	$40,681,526	$113,250,252
Reinvestment of distributions	33,634	381,772	437,918	4,978,043
Shares redeemed	(4,386,396)	(27,189,729)	(58,210,274)	(353,485,636)
Net increase (decrease)	(1,292,698)	(18,163,598)	$(17,090,830)	$(235,257,341)
Institutional Premium Class
Shares sold	3,937,881	18,039,953	$52,380,098	$233,569,990
Reinvestment of distributions	38,988	244,196	507,619	3,155,008
Shares redeemed	(2,204,555)	(1,755,679)	(29,295,591)	(22,398,247)
Net increase (decrease)	1,772,314	16,528,470	$23,592,126	$214,326,751
Fidelity Freedom Index 2015 Fund
Investor Class
Shares sold	8,819,365	21,105,246	$119,309,783	$280,710,450
Reinvestment of distributions	72,979	948,296	963,328	12,536,669
Shares redeemed	(12,529,540)	(45,210,446)	(168,895,176)	(593,006,830)
Net increase (decrease)	(3,637,196)	(23,156,904)	$(48,622,065)	$(299,759,711)
Institutional Premium Class
Shares sold	8,529,557	27,540,788	$114,846,007	$357,931,885
Reinvestment of distributions	58,339	332,376	769,485	4,364,102
Shares redeemed	(3,583,415)	(2,883,257)	(48,426,511)	(37,348,783)
Net increase (decrease)	5,004,481	24,989,907	$67,188,981	$324,947,204
Fidelity Freedom Index 2020 Fund
Investor Class
Shares sold	20,664,736	51,952,901	$289,005,184	$715,490,099
Reinvestment of distributions	165,990	2,197,214	2,262,440	30,059,629
Shares redeemed	(27,006,926)	(125,114,874)	(377,615,181)	(1,698,253,504)
Net increase (decrease)	(6,176,200)	(70,964,759)	$(86,347,557)	$(952,703,776)
Institutional Premium Class
Shares sold	27,929,698	97,170,716	$391,474,657	$1,312,997,448
Reinvestment of distributions	186,215	1,410,586	2,536,246	19,155,764
Shares redeemed	(8,965,482)	(7,000,779)	(125,633,277)	(92,937,529)
Net increase (decrease)	19,150,431	91,580,523	$268,377,626	$1,239,215,683
Fidelity Freedom Index 2025 Fund
Investor Class
Shares sold	19,308,526	41,759,997	$282,500,498	$600,958,723
Reinvestment of distributions	116,239	1,746,196	1,655,239	24,924,051
Shares redeemed	(21,336,383)	(77,309,515)	(312,149,300)	(1,088,985,441)
Net increase (decrease)	(1,911,618)	(33,803,322)	$(27,993,563)	$(463,102,667)
Institutional Premium Class
Shares sold	20,908,813	57,189,457	$305,715,202	$800,211,343
Reinvestment of distributions	103,542	739,341	1,474,439	10,513,427
Shares redeemed	(3,729,340)	(2,361,276)	(54,701,332)	(32,858,495)
Net increase (decrease)	17,283,015	55,567,522	$252,488,309	$777,866,275
Fidelity Freedom Index 2030 Fund
Investor Class
Shares sold	18,208,567	43,906,047	$271,268,346	$645,938,706
Reinvestment of distributions	85,546	1,956,770	1,235,290	28,533,934
Shares redeemed	(21,564,447)	(101,954,697)	(322,484,336)	(1,468,703,985)
Net increase (decrease)	(3,270,334)	(56,091,880)	$(49,980,700)	$(794,231,345)
Institutional Premium Class
Shares sold	26,056,791	82,794,549	$389,419,661	$1,186,942,442
Reinvestment of distributions	89,093	1,307,176	1,286,509	18,967,119
Shares redeemed	(5,553,125)	(3,666,028)	(82,884,585)	(51,708,288)
Net increase (decrease)	20,592,759	80,435,697	$307,821,585	$1,154,201,273
Fidelity Freedom Index 2035 Fund
Investor Class
Shares sold	13,903,609	27,897,475	$213,486,339	$423,212,476
Reinvestment of distributions	23,192	1,243,840	344,405	18,693,558
Shares redeemed	(14,858,834)	(51,909,978)	(228,948,984)	(767,519,618)
Net increase (decrease)	(932,033)	(22,768,663)	$(15,118,240)	$(325,613,584)
Institutional Premium Class
Shares sold	14,269,712	39,990,477	$219,436,919	$586,694,337
Reinvestment of distributions	22,923	597,724	340,408	8,965,853
Shares redeemed	(2,764,410)	(1,621,564)	(42,609,414)	(23,472,011)
Net increase (decrease)	11,528,225	38,966,637	$177,167,913	$572,188,179
Fidelity Freedom Index 2040 Fund
Investor Class
Shares sold	12,571,417	30,635,484	$194,143,649	$468,806,968
Reinvestment of distributions	24,025	1,231,237	358,933	18,621,813
Shares redeemed	(14,428,405)	(67,048,049)	(224,362,231)	(1,006,409,755)
Net increase (decrease)	(1,832,963)	(35,181,328)	$(29,859,649)	$(518,980,974)
Institutional Premium Class
Shares sold	16,330,828	56,671,368	$253,208,331	$845,843,342
Reinvestment of distributions	31,511	961,536	470,768	14,509,575
Shares redeemed	(3,624,448)	(2,293,116)	(56,161,497)	(33,242,027)
Net increase (decrease)	12,737,891	55,339,788	$197,517,602	$827,110,890
Fidelity Freedom Index 2045 Fund
Investor Class
Shares sold	8,934,573	19,576,212	$139,088,657	$301,341,772
Reinvestment of distributions	14,093	708,893	212,383	10,810,269
Shares redeemed	(8,994,676)	(31,637,614)	(141,012,158)	(476,223,331)
Net increase (decrease)	(46,010)	(11,352,509)	$(1,711,118)	$(164,071,290)
Institutional Premium Class
Shares sold	10,167,971	26,372,727	$158,999,662	$394,185,595
Reinvestment of distributions	14,656	416,861	220,869	6,344,622
Shares redeemed	(1,726,472)	(1,216,234)	(26,996,705)	(17,817,556)
Net increase (decrease)	8,456,155	25,573,354	$132,223,826	$382,712,661
Fidelity Freedom Index 2050 Fund
Investor Class
Shares sold	7,694,350	19,448,196	$120,738,264	$301,834,848
Reinvestment of distributions	12,730	612,484	193,244	9,412,888
Shares redeemed	(7,412,989)	(33,725,377)	(117,446,288)	(513,968,106)
Net increase (decrease)	294,091	(13,664,697)	$3,485,220	$(202,720,370)
Institutional Premium Class
Shares sold	9,324,034	29,420,562	$147,329,833	$444,771,494
Reinvestment of distributions	15,805	485,883	239,758	7,443,727
Shares redeemed	(2,039,617)	(1,355,667)	(32,116,022)	(19,972,823)
Net increase (decrease)	7,300,222	28,550,778	$115,453,569	$432,242,398
Fidelity Freedom Index 2055 Fund
Investor Class
Shares sold	4,644,841	10,054,868	$57,748,912	$123,788,005
Reinvestment of distributions	–	262,643	–	3,191,611
Shares redeemed	(2,816,965)	(12,265,907)	(35,372,818)	(147,752,272)
Net increase (decrease)	1,827,876	(1,948,396)	$22,376,094	$(20,772,656)
Institutional Premium Class
Shares sold	4,470,282	11,459,467	$55,878,469	$136,592,083
Reinvestment of distributions	–	198,774	–	2,411,127
Shares redeemed	(766,643)	(450,726)	(9,554,903)	(5,265,542)
Net increase (decrease)	3,703,639	11,207,515	$46,323,566	$133,737,668
Fidelity Freedom Index 2060 Fund
Investor Class
Shares sold	1,403,238	2,171,809	$14,289,242	$21,567,527
Reinvestment of distributions	4,028	20,916	39,442	207,395
Shares redeemed	(382,765)	(823,039)	(3,897,009)	(8,073,598)
Net increase (decrease)	1,024,501	1,369,686	$10,431,675	$13,701,324
Institutional Premium Class
Shares sold	1,070,064	998,645	$10,916,643	$9,593,510
Reinvestment of distributions	2,543	9,249	24,892	91,566
Shares redeemed	(158,414)	(38,839)	(1,610,376)	(371,415)
Net increase (decrease)	914,193	969,055	$9,331,159	$9,313,661

 (a) Share transactions for Institutional Premium Class are for the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

	Fidelity Freedom Index 2020 Fund	Fidelity Freedom Index 2025 Fund	Fidelity Freedom Index 2030 Fund	Fidelity Freedom Index 2035 Fund	Fidelity Freedom Index 2040 Fund
Fund
Fidelity Series Global ex U.S. Index Fund	14%	12%	19%	13%	15%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Funds.

Fund	% of shares held
Fidelity Series Global ex U.S. Index Fund	99%
Fidelity Total Market Index Fund	24%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2016 to September 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2016	Ending Account Value September 30, 2016	Expenses Paid During Period-B April 1, 2016 to September 30, 2016
Fidelity Freedom Index Income Fund
Investor Class	.08%
Actual		$1,000.00	$1,029.00	$.41
Hypothetical-C		$1,000.00	$1,024.67	$.41
Institutional Premium Class	.02%
Actual		$1,000.00	$1,029.30	$.10
Hypothetical-C		$1,000.00	$1,024.97	$.10
Fidelity Freedom Index 2005 Fund
Investor Class	.08%
Actual		$1,000.00	$1,036.30	$.41
Hypothetical-C		$1,000.00	$1,024.67	$.41
Institutional Premium Class	.03%
Actual		$1,000.00	$1,036.50	$.15
Hypothetical-C		$1,000.00	$1,024.92	$.15
Fidelity Freedom Index 2010 Fund
Investor Class	.09%
Actual		$1,000.00	$1,042.00	$.46
Hypothetical-C		$1,000.00	$1,024.62	$.46
Institutional Premium Class	.03%
Actual		$1,000.00	$1,042.20	$.15
Hypothetical-C		$1,000.00	$1,024.92	$.15
Fidelity Freedom Index 2015 Fund
Investor Class	.09%
Actual		$1,000.00	$1,047.30	$.46
Hypothetical-C		$1,000.00	$1,024.62	$.46
Institutional Premium Class	.03%
Actual		$1,000.00	$1,047.60	$.15
Hypothetical-C		$1,000.00	$1,024.92	$.15
Fidelity Freedom Index 2020 Fund
Investor Class	.09%
Actual		$1,000.00	$1,050.90	$.46
Hypothetical-C		$1,000.00	$1,024.62	$.46
Institutional Premium Class	.03%
Actual		$1,000.00	$1,051.10	$.15
Hypothetical-C		$1,000.00	$1,024.92	$.15
Fidelity Freedom Index 2025 Fund
Investor Class	.09%
Actual		$1,000.00	$1,054.10	$.46
Hypothetical-C		$1,000.00	$1,024.62	$.46
Institutional Premium Class	.04%
Actual		$1,000.00	$1,055.00	$.21
Hypothetical-C		$1,000.00	$1,024.87	$.20
Fidelity Freedom Index 2030 Fund
Investor Class	.09%
Actual		$1,000.00	$1,061.80	$.47
Hypothetical-C		$1,000.00	$1,024.62	$.46
Institutional Premium Class	.04%
Actual		$1,000.00	$1,061.80	$.21
Hypothetical-C		$1,000.00	$1,024.87	$.20
Fidelity Freedom Index 2035 Fund
Investor Class	.09%
Actual		$1,000.00	$1,066.80	$.47
Hypothetical-C		$1,000.00	$1,024.62	$.46
Institutional Premium Class	.04%
Actual		$1,000.00	$1,066.30	$.21
Hypothetical-C		$1,000.00	$1,024.87	$.20
Fidelity Freedom Index 2040 Fund
Investor Class	.09%
Actual		$1,000.00	$1,067.10	$.47
Hypothetical-C		$1,000.00	$1,024.62	$.46
Institutional Premium Class	.04%
Actual		$1,000.00	$1,066.60	$.21
Hypothetical-C		$1,000.00	$1,024.87	$.20
Fidelity Freedom Index 2045 Fund
Investor Class	.09%
Actual		$1,000.00	$1,066.50	$.47
Hypothetical-C		$1,000.00	$1,024.62	$.46
Institutional Premium Class	.04%
Actual		$1,000.00	$1,066.70	$.21
Hypothetical-C		$1,000.00	$1,024.87	$.20
Fidelity Freedom Index 2050 Fund
Investor Class	.09%
Actual		$1,000.00	$1,066.70	$.47
Hypothetical-C		$1,000.00	$1,024.62	$.46
Institutional Premium Class	.04%
Actual		$1,000.00	$1,066.20	$.21
Hypothetical-C		$1,000.00	$1,024.87	$.20
Fidelity Freedom Index 2055 Fund
Investor Class	.09%
Actual		$1,000.00	$1,067.20	$.47
Hypothetical-C		$1,000.00	$1,024.62	$.46
Institutional Premium Class	.04%
Actual		$1,000.00	$1,067.20	$.21
Hypothetical-C		$1,000.00	$1,024.87	$.20
Fidelity Freedom Index 2060 Fund
Investor Class	.09%
Actual		$1,000.00	$1,066.20	$.47
Hypothetical-C		$1,000.00	$1,024.62	$.46
Institutional Premium Class	.04%
Actual		$1,000.00	$1,066.40	$.21
Hypothetical-C		$1,000.00	$1,024.87	$.20

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Freedom Index Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with FMR Co., Inc. (FMRC), an affiliate of Fidelity Management & Research Company (FMR), and the administration agreement between FMRC and FMR for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts and administration agreements throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract and administration agreement, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract and administration agreement. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract and administration agreement. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts and administration agreements. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew each fund's Advisory Contract and administration agreement. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the fact that no fees are payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMRC, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering administration, transfer agency, and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the investment adviser about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses, including acquired fund fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods (for the most recent one- and three-year periods for Freedom Index® 2055 Fund and for the most recent one-year period for Freedom Index® 2060 Fund).

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the funds do not pay FMRC a management fee for investment advisory services, and that each fund bears indirectly the fees and expenses, including the management fees, paid by the underlying Fidelity funds in which it invests. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The Board also noted that over the past few years, Fidelity has been developing and refining the competitive methodology for the funds to provide a more meaningful competitive comparison. As a result, beginning with the 2014 competitive results, instead of including all funds in one competitive mapped group that includes all funds-of-funds, Fidelity introduced three new Total Mapped Groups that consist of target retirement funds, grouped according to target retirement dates. The Board noted that Fidelity believes that the new Total Mapped Groups provide more meaningful competitive comparisons for the funds because they include target date funds, regardless of whether the fund is a fund of funds, and reflect, among other things, that active target date funds with a higher percentage of assets invested in equities tend to have higher expenses. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Freedom Index 2005 Fund

Freedom Index 2010 Fund

Freedom Index 2015 Fund

Freedom Index 2020 Fund

Freedom Index 2025 Fund

Freedom Index 2030 Fund

Freedom Index 2035 Fund

Freedom Index 2040 Fund

Freedom Index 2045 Fund

Freedom Index 2050 Fund

Freedom Index 2055 Fund

Freedom Index 2060 Fund

Freedom Index Income Fund

The Board noted that each fund's management fee rate of 0.00% ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015. The Board further noted that many peer funds pay fund-level expenses, including management fees, to which the funds are not subject.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered that the funds pay transfer agent fees. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions, pursuant to the administration agreement between FMRC and FMR with respect to each fund.

The Board noted that the total expense ratio of each class of each fund ranked below the competitive median for 2015.

In considering the total expense ratio of each class of each fund, the Board also considered an alternative competitive analysis that included both top level (i.e., direct) fund fees and acquired fund fees and expenses for the class and the other funds and classes to which it is compared. The Board noted that, under this alternative competitive analysis, the total expense ratio of each class of each fund ranked below the competitive median for 2015.

The Board further considered that FMR has contractually agreed to reimburse Investor Class and Institutional Premium Class of each fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests), as a percentage of their respective average net assets, exceed 0.15% and 0.10% through May 31, 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be renewed.

FRX-SANN-1116
1.899267.106

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Aberdeen Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 5, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 5, 2016